Schwab Investments
Schwab® Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.7% of net assets
U.S. Treasury Inflation Protected Securities
0.63%, 07/15/21	34,088,650	34,343,355
0.13%, 01/15/22	40,302,038	40,399,752
0.13%, 04/15/22	40,733,175	40,827,974
0.13%, 07/15/22	39,379,065	39,805,348
0.13%, 01/15/23	43,165,331	43,601,750
0.63%, 04/15/23	36,537,359	37,468,408
0.38%, 07/15/23	42,764,455	43,907,777
0.63%, 01/15/24	41,267,523	42,782,071
0.50%, 04/15/24	28,024,706	28,995,421
0.13%, 07/15/24	41,664,401	42,806,705
0.13%, 10/15/24	30,712,088	31,624,364
0.25%, 01/15/25	39,342,780	40,633,200
2.38%, 01/15/25	24,685,667	27,947,461
0.13%, 04/15/25	16,344,357	16,854,439
0.38%, 07/15/25	36,929,994	38,711,073
0.63%, 01/15/26	32,582,410	34,632,092
2.00%, 01/15/26	17,077,916	19,480,013
0.13%, 07/15/26	31,384,694	32,709,039
0.38%, 01/15/27	30,570,858	32,361,399
2.38%, 01/15/27	14,528,242	17,349,205
0.38%, 07/15/27	31,467,253	33,605,368
0.50%, 01/15/28	32,738,399	35,281,970
1.75%, 01/15/28	14,913,715	17,517,653
3.63%, 04/15/28	13,387,564	17,715,745
0.75%, 07/15/28	29,388,726	32,529,298
0.88%, 01/15/29	24,939,654	27,895,645
2.50%, 01/15/29	13,424,313	16,917,269
3.88%, 04/15/29	16,356,662	22,662,826
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.25%, 07/15/29	28,755,058	30,828,347
0.13%, 01/15/30	35,685,952	37,838,435
3.38%, 04/15/32	5,614,945	8,196,332
2.13%, 02/15/40	7,566,554	10,934,245
2.13%, 02/15/41	10,747,983	15,744,448
0.75%, 02/15/42	18,381,243	21,609,439
0.63%, 02/15/43	13,642,310	15,759,150
1.38%, 02/15/44	19,309,954	25,888,638
0.75%, 02/15/45	20,871,364	25,067,066
1.00%, 02/15/46	12,517,043	15,946,094
0.88%, 02/15/47	13,167,899	16,483,765
1.00%, 02/15/48	12,593,419	16,330,297
1.00%, 02/15/49	12,666,960	16,611,709
0.25%, 02/15/50	7,579,295	8,304,084
Total Treasuries
(Cost $1,078,077,213)		1,156,908,669
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (a)	409,991	409,991
Total Other Investment Company
(Cost $409,991)		409,991
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$1,156,908,669	$—	$1,156,908,669
Other Investment Company[1]	409,991	—	—	409,991
Total	$409,991	$1,156,908,669	$—	$1,157,318,660
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab® U.S. Aggregate Bond Index Fund

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 26.9% of net assets

Financial Institutions 8.2%
Banking 5.8%
Ally Financial, Inc.
4.13%, 02/13/22	250,000	256,141
5.13%, 09/30/24	150,000	156,671
5.80%, 05/01/25 (a)	150,000	164,741
8.00%, 11/01/31	450,000	559,106
American Express Co.
3.70%, 11/05/21 (a)	150,000	156,134
2.75%, 05/20/22 (a)	350,000	363,534
2.50%, 08/01/22 (a)	250,000	259,643
2.65%, 12/02/22	200,000	209,019
3.40%, 02/27/23 (a)	450,000	480,109
3.70%, 08/03/23 (a)	500,000	540,337
3.40%, 02/22/24 (a)	200,000	217,096
2.50%, 07/30/24 (a)	350,000	368,867
3.00%, 10/30/24 (a)	250,000	268,300
4.20%, 11/06/25 (a)	150,000	173,393
3.13%, 05/20/26 (a)	150,000	164,313
4.05%, 12/03/42	150,000	178,129
American Express Credit Corp.
2.70%, 03/03/22 (a)	150,000	155,200
3.30%, 05/03/27 (a)	250,000	278,359
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	250,000	254,608
2.55%, 11/23/21	250,000	256,924
2.63%, 05/19/22	250,000	259,179
2.05%, 11/21/22	250,000	258,444
Banco Santander S.A.
3.50%, 04/11/22	200,000	206,598
3.13%, 02/23/23	200,000	206,029
3.85%, 04/12/23	200,000	210,576
2.71%, 06/27/24	200,000	207,264
2.75%, 05/28/25	200,000	203,926
5.18%, 11/19/25	200,000	221,168
4.25%, 04/11/27	200,000	216,108
3.80%, 02/23/28	200,000	210,512
4.38%, 04/12/28	200,000	218,879
3.31%, 06/27/29	200,000	210,713
3.49%, 05/28/30	200,000	204,567
Bancolombia S.A.
3.00%, 01/29/25 (a)	200,000	192,938
BancorpSouth Bank
4.13%, 11/20/29 (a)(b)	50,000	49,419
Bank of America Corp.
5.70%, 01/24/22	474,000	511,460
2.50%, 10/21/22 (a)	500,000	511,797
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.30%, 01/11/23	450,000	476,575
3.12%, 01/20/23 (a)(b)	150,000	155,066
2.88%, 04/24/23 (a)(b)	150,000	154,941
2.82%, 07/21/23 (a)(b)	250,000	258,963
4.10%, 07/24/23	500,000	547,042
3.00%, 12/20/23 (a)(b)	1,150,000	1,202,532
4.13%, 01/22/24	500,000	552,467
3.55%, 03/05/24 (a)(b)	400,000	426,252
4.00%, 04/01/24	250,000	276,273
1.49%, 05/19/24 (a)(b)	200,000	203,281
3.86%, 07/23/24 (a)(b)	450,000	487,575
4.20%, 08/26/24	400,000	441,378
4.00%, 01/22/25	350,000	381,995
3.46%, 03/15/25 (a)(b)	450,000	484,614
3.95%, 04/21/25	450,000	491,875
3.88%, 08/01/25	250,000	281,103
3.09%, 10/01/25 (a)(b)	250,000	266,236
2.46%, 10/22/25 (a)(b)	350,000	364,318
3.37%, 01/23/26 (a)(b)	450,000	485,905
2.02%, 02/13/26 (a)(b)	250,000	255,591
4.45%, 03/03/26	600,000	675,996
3.50%, 04/19/26 (c)	500,000	555,330
4.25%, 10/22/26	250,000	280,853
3.56%, 04/23/27 (a)(b)	750,000	827,449
3.25%, 10/21/27 (a)	200,000	218,427
4.18%, 11/25/27 (a)	250,000	280,168
3.82%, 01/20/28 (a)(b)	400,000	444,746
3.71%, 04/24/28 (a)(b)	250,000	277,004
3.59%, 07/21/28 (a)(b)	300,000	330,358
3.42%, 12/20/28 (a)(b)	1,000,000	1,089,445
3.97%, 03/05/29 (a)(b)	500,000	564,512
4.27%, 07/23/29 (a)(b)	550,000	634,461
3.97%, 02/07/30 (a)(b)	500,000	569,155
3.19%, 07/23/30 (a)(b)	400,000	432,182
2.88%, 10/22/30 (a)(b)	350,000	367,930
2.50%, 02/13/31 (a)(b)	550,000	562,298
2.59%, 04/29/31 (a)(b)	500,000	515,430
6.11%, 01/29/37	400,000	544,428
4.24%, 04/24/38 (a)(b)	250,000	295,564
7.75%, 05/14/38	320,000	503,800
4.08%, 04/23/40 (a)(b)	450,000	529,668
5.88%, 02/07/42	300,000	430,429
5.00%, 01/21/44	300,000	395,298
4.88%, 04/01/44	100,000	129,927
4.75%, 04/21/45	100,000	124,924
4.44%, 01/20/48 (a)(b)	350,000	438,854
3.95%, 01/23/49 (a)(b)	200,000	235,524
4.33%, 03/15/50 (a)(b)	450,000	559,057
4.08%, 03/20/51 (a)(b)	900,000	1,080,018
Bank of America NA
6.00%, 10/15/36	168,000	234,599

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bank of Montreal
1.90%, 08/27/21	300,000	305,177
2.90%, 03/26/22	200,000	208,045
2.35%, 09/11/22	250,000	260,616
2.55%, 11/06/22 (a)	250,000	261,456
3.30%, 02/05/24	250,000	268,306
2.50%, 06/28/24	200,000	210,348
1.85%, 05/01/25	350,000	359,212
4.34%, 10/05/28 (a)(b)	250,000	265,150
3.80%, 12/15/32 (a)(b)	200,000	208,510
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	107,802
Barclays Bank PLC
1.70%, 05/12/22 (a)	250,000	253,408
Barclays PLC
3.20%, 08/10/21	200,000	204,480
3.68%, 01/10/23 (a)	250,000	257,329
4.61%, 02/15/23 (a)(b)	400,000	419,016
4.34%, 05/16/24 (a)(b)	200,000	213,004
4.38%, 09/11/24	200,000	211,204
3.65%, 03/16/25	350,000	372,927
3.93%, 05/07/25 (a)(b)	600,000	639,396
4.38%, 01/12/26	500,000	551,632
2.85%, 05/07/26 (a)(b)	350,000	359,025
5.20%, 05/12/26	300,000	330,037
4.34%, 01/10/28 (a)	200,000	218,091
4.84%, 05/09/28 (a)	450,000	485,921
4.97%, 05/16/29 (a)(b)	250,000	287,550
5.09%, 06/20/30 (a)(b)	300,000	334,303
5.25%, 08/17/45	200,000	258,393
4.95%, 01/10/47	200,000	249,380
BBVA USA
2.88%, 06/29/22 (a)	250,000	254,301
3.88%, 04/10/25 (a)	250,000	255,993
BNP Paribas S.A.
3.25%, 03/03/23	95,000	101,980
4.25%, 10/15/24	200,000	216,457
BPCE S.A.
2.75%, 12/02/21	250,000	257,414
4.00%, 04/15/24	250,000	273,918
Canadian Imperial Bank of Commerce
2.61%, 07/22/23 (a)(b)	150,000	154,481
3.50%, 09/13/23	350,000	380,130
3.10%, 04/02/24	200,000	212,169
2.25%, 01/28/25	200,000	206,030
Capital One Bank USA NA
2.01%, 01/27/23 (a)(b)	250,000	250,421
3.38%, 02/15/23	250,000	258,614
Capital One Financial Corp.
3.20%, 01/30/23 (a)	250,000	260,539
2.60%, 05/11/23 (a)	250,000	256,790
3.90%, 01/29/24 (a)	150,000	159,857
3.75%, 04/24/24 (a)	400,000	425,062
3.30%, 10/30/24 (a)	500,000	524,270
4.20%, 10/29/25 (a)	250,000	265,476
3.75%, 07/28/26 (a)	250,000	257,595
3.75%, 03/09/27 (a)	400,000	422,014
3.65%, 05/11/27 (a)	250,000	261,050
3.80%, 01/31/28 (a)	200,000	210,494
Capital One NA
2.95%, 07/23/21 (a)	700,000	714,147
2.15%, 09/06/22 (a)	250,000	253,290
Citibank NA
3.40%, 07/23/21 (a)	250,000	257,589
3.65%, 01/23/24 (a)	250,000	273,201
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citigroup, Inc.
2.35%, 08/02/21	250,000	254,204
2.90%, 12/08/21 (a)	350,000	359,653
4.50%, 01/14/22	200,000	211,455
2.75%, 04/25/22 (a)	350,000	361,317
4.05%, 07/30/22	150,000	158,603
2.70%, 10/27/22 (a)	150,000	155,441
2.31%, 11/04/22 (a)(b)	350,000	354,818
3.14%, 01/24/23 (a)(b)	400,000	412,008
3.50%, 05/15/23	350,000	369,642
2.88%, 07/24/23 (a)(b)	500,000	516,655
3.88%, 10/25/23	150,000	163,173
1.68%, 05/15/24 (a)(b)	250,000	252,036
4.04%, 06/01/24 (a)(b)	150,000	161,568
3.75%, 06/16/24	100,000	109,948
4.00%, 08/05/24	150,000	161,678
3.88%, 03/26/25	150,000	162,125
3.35%, 04/24/25 (a)(b)	450,000	478,987
3.30%, 04/27/25	300,000	327,063
4.40%, 06/10/25	400,000	442,416
5.50%, 09/13/25	524,000	613,352
3.70%, 01/12/26	500,000	549,837
4.60%, 03/09/26	345,000	386,930
3.11%, 04/08/26 (a)(b)	800,000	844,436
3.40%, 05/01/26	250,000	271,656
3.20%, 10/21/26 (a)	500,000	534,925
4.30%, 11/20/26	150,000	167,543
4.45%, 09/29/27	580,000	645,653
3.89%, 01/10/28 (a)(b)	450,000	495,605
3.67%, 07/24/28 (a)(b)	350,000	381,736
4.13%, 07/25/28	450,000	493,857
3.52%, 10/27/28 (a)(b)	700,000	758,593
4.08%, 04/23/29 (a)(b)	250,000	280,384
3.98%, 03/20/30 (a)(b)	550,000	617,405
2.98%, 11/05/30 (a)(b)	300,000	312,122
2.67%, 01/29/31 (a)(b)	350,000	357,381
4.41%, 03/31/31 (a)(b)	600,000	695,271
2.57%, 06/03/31 (a)(b)(d)	600,000	600,930
6.63%, 06/15/32	200,000	268,118
5.88%, 02/22/33	100,000	125,998
6.00%, 10/31/33	150,000	193,821
6.13%, 08/25/36	100,000	131,635
3.88%, 01/24/39 (a)(b)	200,000	222,502
8.13%, 07/15/39	270,000	456,088
5.32%, 03/26/41 (a)(b)	200,000	262,942
5.88%, 01/30/42	130,000	186,283
6.68%, 09/13/43	100,000	145,782
5.30%, 05/06/44	200,000	253,878
4.65%, 07/30/45	180,000	222,160
4.75%, 05/18/46	330,000	399,577
4.28%, 04/24/48 (a)(b)	150,000	177,041
4.65%, 07/23/48 (a)	400,000	497,254
Citizens Bank NA
3.70%, 03/29/23 (a)	500,000	531,150
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	155,491
3.25%, 04/30/30 (a)	250,000	257,011
Comerica, Inc.
4.00%, 02/01/29 (a)	250,000	271,861
Cooperatieve Rabobank UA
3.88%, 02/08/22	300,000	316,110
3.95%, 11/09/22	250,000	263,213
2.75%, 01/10/23	250,000	262,519
4.63%, 12/01/23	491,000	537,071
3.38%, 05/21/25	250,000	274,409
4.38%, 08/04/25	241,000	266,356
3.75%, 07/21/26	550,000	598,812

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.25%, 05/24/41	300,000	419,383
5.25%, 08/04/45	250,000	324,996
Credit Suisse AG
2.80%, 04/08/22	250,000	259,179
3.63%, 09/09/24	550,000	602,742
2.95%, 04/09/25	400,000	430,692
Credit Suisse AG/New York NY
2.10%, 11/12/21	500,000	510,727
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	500,000	528,810
3.80%, 06/09/23	500,000	531,392
3.75%, 03/26/25	250,000	272,440
4.55%, 04/17/26	250,000	283,149
4.88%, 05/15/45	250,000	315,434
Credit Suisse USA, Inc.
7.13%, 07/15/32	150,000	222,845
Deutsche Bank AG
4.25%, 10/14/21	550,000	560,444
3.30%, 11/16/22	250,000	253,693
3.95%, 02/27/23	200,000	205,404
3.70%, 05/30/24	300,000	306,229
3.96%, 11/26/25 (a)(b)	350,000	361,014
4.10%, 01/13/26	250,000	258,893
Discover Bank
3.35%, 02/06/23 (a)	500,000	517,702
4.65%, 09/13/28 (a)	500,000	545,625
Discover Financial Services
3.85%, 11/21/22	400,000	414,454
3.75%, 03/04/25 (a)	150,000	157,589
4.10%, 02/09/27 (a)	150,000	157,529
Fifth Third Bancorp
3.50%, 03/15/22 (a)	150,000	156,881
2.60%, 06/15/22 (a)	150,000	155,322
1.63%, 05/05/23 (a)	175,000	178,372
3.65%, 01/25/24 (a)	250,000	272,528
2.55%, 05/05/27 (a)	200,000	208,274
8.25%, 03/01/38	150,000	224,993
Fifth Third Bank
3.35%, 07/26/21 (a)	200,000	205,554
2.88%, 10/01/21 (a)	500,000	511,562
3.85%, 03/15/26 (a)	200,000	218,311
2.25%, 02/01/27 (a)	250,000	258,909
First Horizon National Corp.
3.55%, 05/26/23 (a)	200,000	201,919
4.00%, 05/26/25 (a)	150,000	151,064
First Republic Bank
4.63%, 02/13/47 (a)	250,000	299,335
Goldman Sachs Capital l
6.35%, 02/15/34	150,000	196,006
HSBC Bank USA NA
5.88%, 11/01/34	250,000	329,499
HSBC Holdings PLC
2.65%, 01/05/22	450,000	460,982
4.88%, 01/14/22	200,000	212,034
4.00%, 03/30/22	330,000	347,914
3.26%, 03/13/23 (a)(b)	400,000	413,528
3.60%, 05/25/23	200,000	212,487
3.03%, 11/22/23 (a)(b)	200,000	207,396
4.25%, 03/14/24	500,000	535,102
3.95%, 05/18/24 (a)(b)	400,000	427,994
3.80%, 03/11/25 (a)(b)	450,000	482,447
4.25%, 08/18/25	200,000	214,930
2.63%, 11/07/25 (a)(b)	400,000	412,670
4.30%, 03/08/26	400,000	448,908
3.90%, 05/25/26	450,000	494,264
2.10%, 06/04/26 (a)(b)(d)	300,000	300,113
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.29%, 09/12/26 (a)(b)	400,000	442,634
4.38%, 11/23/26	309,000	338,065
4.04%, 03/13/28 (a)(b)	400,000	432,284
4.58%, 06/19/29 (a)(b)	600,000	680,181
4.95%, 03/31/30	400,000	472,258
3.97%, 05/22/30 (a)(b)	450,000	494,053
2.85%, 06/04/31 (a)(b)(d)	250,000	249,964
7.63%, 05/17/32	200,000	278,264
6.50%, 05/02/36	200,000	269,745
6.50%, 09/15/37	505,000	678,826
6.80%, 06/01/38	200,000	276,965
6.10%, 01/14/42	200,000	280,405
5.25%, 03/14/44	200,000	246,838
HSBC USA, Inc.
3.50%, 06/23/24	150,000	162,506
Huntington Bancshares, Inc.
2.30%, 01/14/22 (a)	150,000	153,053
2.63%, 08/06/24 (a)	200,000	209,004
2.55%, 02/04/30 (a)	200,000	197,172
ING Groep N.V.
3.15%, 03/29/22	250,000	258,266
4.10%, 10/02/23	300,000	325,263
3.55%, 04/09/24	200,000	214,515
3.95%, 03/29/27	200,000	223,409
4.55%, 10/02/28	300,000	351,856
4.05%, 04/09/29	200,000	226,010
JPMorgan Chase & Co.
2.40%, 06/07/21 (a)	309,000	314,378
2.30%, 08/15/21 (a)	250,000	250,805
4.35%, 08/15/21	900,000	940,923
4.50%, 01/24/22	300,000	318,859
3.51%, 06/18/22 (a)(b)	200,000	205,510
3.25%, 09/23/22	380,000	400,455
2.97%, 01/15/23 (a)	750,000	775,515
3.20%, 01/25/23	563,000	596,521
3.21%, 04/01/23 (a)(b)	200,000	208,077
2.78%, 04/25/23 (a)(b)	500,000	516,995
3.38%, 05/01/23	250,000	266,376
2.70%, 05/18/23 (a)	300,000	314,507
3.88%, 02/01/24	250,000	276,103
3.56%, 04/23/24 (a)(b)	250,000	266,304
3.63%, 05/13/24	250,000	274,639
1.51%, 06/01/24 (a)(b)	200,000	201,585
3.80%, 07/23/24 (a)(b)	450,000	485,102
3.88%, 09/10/24	500,000	548,917
4.02%, 12/05/24 (a)(b)	450,000	491,760
3.13%, 01/23/25 (a)	395,000	426,148
3.22%, 03/01/25 (a)(b)	250,000	268,166
3.90%, 07/15/25 (a)	450,000	504,711
2.30%, 10/15/25 (a)(b)	250,000	258,485
2.01%, 03/13/26 (a)(b)	300,000	306,483
3.30%, 04/01/26 (a)	635,000	695,363
2.08%, 04/22/26 (a)(b)	700,000	717,874
3.20%, 06/15/26 (a)	250,000	272,841
2.95%, 10/01/26 (a)	550,000	594,462
4.13%, 12/15/26	250,000	287,200
3.96%, 01/29/27 (a)(b)	500,000	557,282
8.00%, 04/29/27	150,000	202,340
4.25%, 10/01/27	250,000	285,043
3.63%, 12/01/27 (a)	150,000	164,169
3.78%, 02/01/28 (a)(b)	500,000	554,632
3.54%, 05/01/28 (a)(b)	450,000	492,770
2.18%, 06/01/28 (a)(b)	300,000	302,261
3.51%, 01/23/29 (a)(b)	350,000	382,807
4.01%, 04/23/29 (a)(b)	300,000	339,277
4.20%, 07/23/29 (a)(b)	400,000	458,090
4.45%, 12/05/29 (a)(b)	450,000	528,646
3.70%, 05/06/30 (a)(b)	450,000	502,810

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
8.75%, 09/01/30	50,000	73,634
2.74%, 10/15/30 (a)(b)	550,000	573,664
4.49%, 03/24/31 (a)(b)	450,000	536,263
2.52%, 04/22/31 (a)(b)	750,000	769,451
2.96%, 05/13/31 (a)(b)	500,000	515,962
6.40%, 05/15/38	400,000	594,872
3.88%, 07/24/38 (a)(b)	400,000	457,406
5.50%, 10/15/40	230,000	317,241
3.11%, 04/22/41 (a)(b)	250,000	262,426
5.60%, 07/15/41	200,000	283,181
5.40%, 01/06/42	300,000	412,431
5.63%, 08/16/43	250,000	345,802
4.85%, 02/01/44	100,000	131,403
4.95%, 06/01/45	250,000	325,850
4.26%, 02/22/48 (a)(b)	350,000	425,012
4.03%, 07/24/48 (a)(b)	250,000	296,379
3.96%, 11/15/48 (a)(b)	600,000	705,282
3.90%, 01/23/49 (a)(b)	400,000	464,582
3.11%, 04/22/51 (a)(b)	400,000	409,758
KeyBank NA
2.50%, 11/22/21	250,000	256,394
2.30%, 09/14/22	250,000	258,674
3.38%, 03/07/23	250,000	265,215
1.25%, 03/10/23	250,000	253,216
3.40%, 05/20/26	250,000	267,503
KeyCorp
4.15%, 10/29/25	150,000	168,125
4.10%, 04/30/28	150,000	168,152
2.55%, 10/01/29	150,000	148,376
Lloyds Banking Group PLC
3.10%, 07/06/21	200,000	204,320
3.00%, 01/11/22	400,000	411,030
2.86%, 03/17/23 (a)(b)	400,000	407,924
4.05%, 08/16/23	200,000	213,962
2.91%, 11/07/23 (a)(b)	450,000	462,602
3.90%, 03/12/24	250,000	267,746
4.45%, 05/08/25	200,000	220,268
4.58%, 12/10/25	200,000	217,330
2.44%, 02/05/26 (a)(b)	200,000	202,325
4.65%, 03/24/26	524,000	576,777
3.75%, 01/11/27	200,000	214,907
4.38%, 03/22/28	300,000	336,669
4.55%, 08/16/28	200,000	230,826
3.57%, 11/07/28 (a)(b)	200,000	212,944
5.30%, 12/01/45	200,000	256,645
4.34%, 01/09/48	300,000	334,683
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (a)	250,000	258,914
2.90%, 02/06/25 (a)	250,000	268,836
Mitsubishi UFJ Financial Group, Inc.
3.54%, 07/26/21	200,000	206,707
2.19%, 09/13/21	614,000	622,651
3.22%, 03/07/22	250,000	259,559
2.67%, 07/25/22	550,000	567,682
3.46%, 03/02/23	250,000	263,950
3.76%, 07/26/23	250,000	268,433
3.41%, 03/07/24	550,000	587,683
2.80%, 07/18/24	200,000	209,541
2.19%, 02/25/25	650,000	666,708
3.85%, 03/01/26	200,000	223,166
3.68%, 02/22/27	200,000	220,165
3.29%, 07/25/27	250,000	270,199
3.96%, 03/02/28	250,000	282,378
4.05%, 09/11/28	250,000	282,893
3.74%, 03/07/29	300,000	335,287
3.20%, 07/18/29	200,000	215,886
2.56%, 02/25/30	200,000	205,926
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.15%, 03/07/39	300,000	345,499
3.75%, 07/18/39	200,000	218,228
Mizuho Financial Group, Inc.
2.27%, 09/13/21	200,000	204,218
2.95%, 02/28/22	500,000	516,345
2.60%, 09/11/22	250,000	256,900
2.72%, 07/16/23 (a)(b)	200,000	204,842
2.56%, 09/13/25 (a)(b)	200,000	205,662
2.23%, 05/25/26 (a)(b)	200,000	203,404
3.66%, 02/28/27	200,000	216,249
3.17%, 09/11/27	300,000	316,982
4.02%, 03/05/28	200,000	224,070
3.15%, 07/16/30 (a)(b)	200,000	212,321
2.87%, 09/13/30 (a)(b)	200,000	208,116
Morgan Stanley
5.50%, 07/28/21	400,000	421,418
2.63%, 11/17/21	500,000	513,842
2.75%, 05/19/22	500,000	518,877
4.88%, 11/01/22	250,000	270,813
3.13%, 01/23/23	350,000	369,098
3.75%, 02/25/23	250,000	267,764
4.10%, 05/22/23	600,000	644,340
3.74%, 04/24/24 (a)(b)	800,000	855,328
3.88%, 04/29/24	250,000	274,015
3.70%, 10/23/24	500,000	551,102
2.72%, 07/22/25 (a)(b)	350,000	367,356
4.00%, 07/23/25	524,000	586,118
5.00%, 11/24/25	324,000	374,239
3.88%, 01/27/26	500,000	562,332
2.19%, 04/28/26 (a)(b)	500,000	514,115
3.13%, 07/27/26	500,000	542,792
6.25%, 08/09/26	412,000	518,772
4.35%, 09/08/26	300,000	339,597
3.63%, 01/20/27	450,000	499,491
3.95%, 04/23/27	500,000	559,730
3.59%, 07/22/28 (a)(b)	400,000	441,506
3.77%, 01/24/29 (a)(b)	500,000	558,252
4.43%, 01/23/30 (a)(b)	600,000	702,129
2.70%, 01/22/31 (a)(b)	500,000	519,380
3.62%, 04/01/31 (a)(b)	500,000	558,270
7.25%, 04/01/32	330,000	485,369
3.97%, 07/22/38 (a)(b)	250,000	287,784
4.46%, 04/22/39 (a)(b)	250,000	304,340
6.38%, 07/24/42	250,000	375,964
4.30%, 01/27/45	555,000	675,921
4.38%, 01/22/47	250,000	315,896
5.60%, 03/24/51 (a)(b)	300,000	434,445
MUFG Union Bank NA
3.15%, 04/01/22 (a)	250,000	259,671
National Australia Bank Ltd.
3.70%, 11/04/21	250,000	260,474
2.50%, 05/22/22	850,000	879,134
2.88%, 04/12/23	250,000	263,619
2.50%, 07/12/26	250,000	264,104
National Bank of Canada
2.10%, 02/01/23	250,000	255,345
Northern Trust Corp.
3.95%, 10/30/25	250,000	286,733
3.65%, 08/03/28 (a)	100,000	113,738
3.15%, 05/03/29 (a)	100,000	111,285
1.95%, 05/01/30 (a)	200,000	205,786
People’s United Bank NA
4.00%, 07/15/24 (a)	250,000	259,131
PNC Bank NA
2.55%, 12/09/21 (a)	405,000	417,245
2.63%, 02/17/22 (a)	250,000	258,711
2.23%, 07/22/22 (a)(b)	250,000	253,618

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.70%, 11/01/22 (a)	250,000	261,303
2.03%, 12/09/22 (a)(b)	250,000	254,141
2.95%, 02/23/25 (a)	500,000	543,802
3.25%, 06/01/25 (a)	250,000	274,374
3.25%, 01/22/28 (a)	250,000	277,876
4.05%, 07/26/28	250,000	288,024
Regions Financial Corp.
2.75%, 08/14/22 (a)	200,000	206,548
3.80%, 08/14/23 (a)	250,000	266,975
2.25%, 05/18/25 (a)	200,000	203,887
7.38%, 12/10/37	100,000	140,042
Royal Bank of Canada
2.75%, 02/01/22	500,000	519,692
2.80%, 04/29/22	200,000	208,586
1.95%, 01/17/23	200,000	206,301
3.70%, 10/05/23	350,000	380,956
2.55%, 07/16/24	150,000	158,189
2.25%, 11/01/24	200,000	209,779
4.65%, 01/27/26	150,000	174,664
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	200,000	216,110
3.50%, 05/15/23 (a)(b)	800,000	824,956
6.10%, 06/10/23	150,000	163,472
3.88%, 09/12/23	400,000	424,408
6.00%, 12/19/23	350,000	385,352
2.36%, 05/22/24 (a)(b)	200,000	201,981
5.13%, 05/28/24	350,000	376,680
4.52%, 06/25/24 (a)(b)	200,000	215,281
4.27%, 03/22/25 (a)(b)	200,000	214,162
3.07%, 05/22/28 (a)(b)	200,000	205,022
4.89%, 05/18/29 (a)(b)	500,000	574,397
3.75%, 11/01/29 (a)(b)	200,000	202,164
5.08%, 01/27/30 (a)(b)	200,000	234,766
4.45%, 05/08/30 (a)(b)	200,000	226,215
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	830,000	852,381
3.45%, 06/02/25 (a)	200,000	202,153
4.50%, 07/17/25 (a)	100,000	107,282
3.24%, 10/05/26 (a)(e)	150,000	151,099
4.40%, 07/13/27 (a)	150,000	158,578
Santander UK Group Holdings PLC
2.88%, 08/05/21	200,000	203,508
3.37%, 01/05/24 (a)(b)	300,000	310,541
4.80%, 11/15/24 (a)(b)	200,000	219,756
3.82%, 11/03/28 (a)(b)	250,000	269,221
Santander UK PLC
3.40%, 06/01/21	200,000	205,416
3.75%, 11/15/21	200,000	208,778
2.88%, 06/18/24	200,000	213,233
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	300,000	304,862
State Street Corp.
2.83%, 03/30/23 (a)(b)(e)	150,000	155,321
2.65%, 05/15/23 (a)(b)	150,000	155,264
3.10%, 05/15/23	200,000	213,163
3.78%, 12/03/24 (a)(b)	200,000	219,769
3.30%, 12/16/24	300,000	331,402
2.35%, 11/01/25 (a)(b)	200,000	209,778
2.65%, 05/19/26	250,000	270,909
4.14%, 12/03/29 (a)(b)	250,000	295,830
2.40%, 01/24/30	100,000	106,934
3.15%, 03/30/31 (a)(b)(e)	100,000	110,878
Sumitomo Mitsui Banking Corp.
3.95%, 01/10/24	250,000	272,279
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	200,000	203,217
2.44%, 10/19/21	200,000	205,055
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.78%, 07/12/22	400,000	414,612
2.78%, 10/18/22	250,000	259,879
3.10%, 01/17/23	750,000	783,607
3.75%, 07/19/23	200,000	214,348
2.70%, 07/16/24	450,000	470,333
2.45%, 09/27/24	200,000	207,233
2.35%, 01/15/25	200,000	206,882
3.78%, 03/09/26	600,000	673,917
2.63%, 07/14/26	200,000	211,017
3.01%, 10/19/26	250,000	269,420
3.45%, 01/11/27	200,000	216,435
3.36%, 07/12/27	200,000	215,989
3.94%, 07/19/28	250,000	281,490
3.04%, 07/16/29	600,000	638,004
3.20%, 09/17/29	100,000	104,215
2.72%, 09/27/29	200,000	207,630
2.75%, 01/15/30	200,000	209,047
Svenska Handelsbanken AB
3.90%, 11/20/23	250,000	275,828
Synchrony Bank
3.00%, 06/15/22 (a)	250,000	250,630
Synchrony Financial
2.85%, 07/25/22 (a)	200,000	197,780
4.38%, 03/19/24 (a)	150,000	151,637
4.50%, 07/23/25 (a)	250,000	252,144
3.95%, 12/01/27 (a)	200,000	191,961
5.15%, 03/19/29 (a)	150,000	153,989
Synovus Financial Corp.
3.13%, 11/01/22 (a)	50,000	50,484
The Bank of New York Mellon Corp.
3.55%, 09/23/21 (a)	200,000	207,072
1.95%, 08/23/22	200,000	206,448
1.85%, 01/27/23 (a)	200,000	206,091
3.50%, 04/28/23	200,000	215,818
2.66%, 05/16/23 (a)(b)	300,000	310,805
2.20%, 08/16/23 (a)	250,000	260,566
3.65%, 02/04/24 (a)	500,000	552,515
3.25%, 09/11/24 (a)	200,000	219,943
2.10%, 10/24/24	200,000	210,074
2.80%, 05/04/26 (a)	200,000	220,023
2.45%, 08/17/26 (a)	150,000	161,804
3.44%, 02/07/28 (a)(b)	150,000	168,298
3.85%, 04/28/28	600,000	716,985
3.00%, 10/30/28 (a)	150,000	162,096
The Bank of Nova Scotia
2.80%, 07/21/21	200,000	205,499
2.70%, 03/07/22	100,000	103,760
2.45%, 09/19/22	200,000	208,580
2.00%, 11/15/22	200,000	205,831
1.95%, 02/01/23	200,000	204,909
1.63%, 05/01/23	500,000	509,110
3.40%, 02/11/24	150,000	161,754
2.20%, 02/03/25	200,000	207,814
4.50%, 12/16/25	150,000	168,132
2.70%, 08/03/26	200,000	214,063
The Goldman Sachs Group, Inc.
5.25%, 07/27/21 (c)	600,000	629,643
2.35%, 11/15/21 (a)	400,000	402,676
5.75%, 01/24/22	562,000	605,271
3.00%, 04/26/22 (a)	500,000	508,755
2.88%, 10/31/22 (a)(b)	500,000	510,930
3.63%, 01/22/23	400,000	427,662
3.20%, 02/23/23 (a)	150,000	157,910
2.91%, 06/05/23 (a)(b)	550,000	565,243
2.91%, 07/24/23 (a)(b)	250,000	257,375
3.63%, 02/20/24 (a)	150,000	161,198
4.00%, 03/03/24	500,000	545,972

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.85%, 07/08/24 (a)	724,000	790,123
3.50%, 01/23/25 (a)	450,000	484,231
3.50%, 04/01/25 (a)	600,000	645,768
3.75%, 05/22/25 (a)	550,000	599,184
3.27%, 09/29/25 (a)(b)	450,000	476,278
4.25%, 10/21/25	300,000	333,364
3.75%, 02/25/26 (a)	250,000	274,554
3.50%, 11/16/26 (a)	550,000	593,125
5.95%, 01/15/27	157,000	193,783
3.85%, 01/26/27 (a)	350,000	385,716
3.69%, 06/05/28 (a)(b)	650,000	714,103
3.81%, 04/23/29 (a)(b)	450,000	497,135
4.22%, 05/01/29 (a)(b)	500,000	567,935
2.60%, 02/07/30 (a)	350,000	354,403
3.80%, 03/15/30 (a)	400,000	442,836
6.13%, 02/15/33	150,000	206,681
6.45%, 05/01/36	100,000	133,872
6.75%, 10/01/37	850,000	1,186,047
4.02%, 10/31/38 (a)(b)	400,000	445,248
4.41%, 04/23/39 (a)(b)	300,000	346,648
6.25%, 02/01/41	500,000	708,445
4.80%, 07/08/44 (a)	350,000	434,668
5.15%, 05/22/45	300,000	377,508
4.75%, 10/21/45 (a)	300,000	373,764
The Huntington National Bank
2.50%, 08/07/22 (a)	250,000	258,374
3.55%, 10/06/23 (a)	250,000	271,248
The PNC Financial Services Group, Inc.
3.30%, 03/08/22 (a)	150,000	156,801
3.90%, 04/29/24 (a)	500,000	546,607
2.20%, 11/01/24 (a)	250,000	261,968
2.60%, 07/23/26 (a)	100,000	108,581
3.45%, 04/23/29 (a)	150,000	169,253
2.55%, 01/22/30 (a)	300,000	320,817
The Toronto-Dominion Bank
3.25%, 06/11/21	150,000	154,461
1.90%, 12/01/22	500,000	515,862
3.50%, 07/19/23	250,000	272,951
3.25%, 03/11/24	200,000	216,829
2.65%, 06/12/24	200,000	213,314
3.63%, 09/15/31 (a)(b)	300,000	326,769
Truist Bank
2.45%, 08/01/22 (a)	250,000	259,286
3.69%, 08/02/24 (a)(b)	500,000	539,915
1.50%, 03/10/25 (a)	300,000	306,171
3.63%, 09/16/25 (a)	491,000	539,823
4.05%, 11/03/25 (a)	400,000	461,800
2.25%, 03/11/30 (a)	250,000	247,635
Truist Financial Corp.
2.70%, 01/27/22 (a)	200,000	206,671
3.95%, 03/22/22 (a)	274,000	286,427
2.75%, 04/01/22 (a)	250,000	258,806
3.05%, 06/20/22 (a)	250,000	260,911
2.20%, 03/16/23 (a)	250,000	258,680
3.75%, 12/06/23 (a)	100,000	109,708
2.50%, 08/01/24 (a)	300,000	317,002
2.85%, 10/26/24 (a)	300,000	322,038
4.00%, 05/01/25 (a)	200,000	225,909
3.88%, 03/19/29 (a)	100,000	110,317
US Bancorp
2.63%, 01/24/22 (a)	500,000	516,135
2.95%, 07/15/22 (a)	200,000	208,710
3.70%, 01/30/24 (a)	500,000	548,697
3.38%, 02/05/24 (a)	300,000	327,348
2.40%, 07/30/24 (a)	200,000	212,331
1.45%, 05/12/25 (a)	300,000	307,535
2.38%, 07/22/26 (a)	100,000	106,970
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.15%, 04/27/27 (a)	600,000	664,863
3.00%, 07/30/29 (a)	150,000	160,866
US Bank NA
2.65%, 05/23/22 (a)	250,000	259,821
2.85%, 01/23/23 (a)	250,000	263,305
2.80%, 01/27/25 (a)	250,000	270,359
US Bank NA/Cincinnati OH
1.80%, 01/21/22 (a)	250,000	254,645
3.40%, 07/24/23 (a)	250,000	269,933
Wachovia Corp.
5.50%, 08/01/35	330,000	416,958
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	53,845
Wells Fargo & Co.
2.10%, 07/26/21	724,000	736,000
3.50%, 03/08/22	450,000	470,929
2.63%, 07/22/22	500,000	516,317
3.07%, 01/24/23 (a)	700,000	722,099
3.45%, 02/13/23	443,000	466,384
4.13%, 08/15/23	250,000	268,459
4.48%, 01/16/24	150,000	165,466
3.75%, 01/24/24 (a)	850,000	917,005
1.65%, 06/02/24 (a)(b)(d)	500,000	501,755
3.30%, 09/09/24	424,000	456,854
3.00%, 02/19/25	400,000	428,752
3.55%, 09/29/25	400,000	439,606
2.41%, 10/30/25 (a)(b)	400,000	410,542
2.16%, 02/11/26 (a)(b)	450,000	456,298
3.00%, 04/22/26	450,000	482,227
2.19%, 04/30/26 (a)(b)	500,000	507,427
4.10%, 06/03/26	350,000	384,433
3.00%, 10/23/26	600,000	643,683
3.20%, 06/17/27 (a)(b)	400,000	426,252
4.30%, 07/22/27	480,000	540,034
3.58%, 05/22/28 (a)(b)	500,000	543,042
2.39%, 06/02/28 (a)(b)(d)	550,000	555,005
4.15%, 01/24/29 (a)	300,000	343,501
2.88%, 10/30/30 (a)(b)	500,000	520,515
2.57%, 02/11/31 (a)(b)	450,000	455,321
4.48%, 04/04/31 (a)(b)	600,000	704,766
5.38%, 02/07/35	200,000	262,778
3.07%, 04/30/41 (a)(b)	1,000,000	1,013,865
5.38%, 11/02/43	400,000	513,380
5.61%, 01/15/44	300,000	397,830
4.65%, 11/04/44	250,000	301,086
3.90%, 05/01/45	580,000	660,637
4.90%, 11/17/45	350,000	426,452
4.40%, 06/14/46	250,000	285,430
4.75%, 12/07/46	350,000	418,712
5.01%, 04/04/51 (a)(b)	850,000	1,126,110
Wells Fargo Bank NA
3.63%, 10/22/21 (a)	300,000	311,619
3.55%, 08/14/23 (a)	500,000	539,122
5.85%, 02/01/37	250,000	342,190
6.60%, 01/15/38	250,000	351,215
Westpac Banking Corp.
2.00%, 08/19/21	300,000	305,540
2.80%, 01/11/22	200,000	206,710
2.50%, 06/28/22	250,000	259,133
2.75%, 01/11/23	250,000	262,620
3.65%, 05/15/23	500,000	541,280
3.30%, 02/26/24	200,000	216,170
2.35%, 02/19/25	250,000	263,701
2.85%, 05/13/26	200,000	217,135
3.35%, 03/08/27	150,000	167,949
3.40%, 01/25/28	250,000	278,229
2.65%, 01/16/30	100,000	106,437

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.89%, 02/04/30 (a)(b)	200,000	200,769
4.32%, 11/23/31 (a)(b)	250,000	271,399
4.11%, 07/24/34 (a)(b)	250,000	268,894
4.42%, 07/24/39	150,000	170,041
Zions Bancorp NA
3.35%, 03/04/22 (a)	250,000	252,914
		235,745,037
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	108,628
Ameriprise Financial, Inc.
3.00%, 03/22/22	150,000	156,064
4.00%, 10/15/23	250,000	275,756
3.00%, 04/02/25 (a)	100,000	107,915
BGC Partners, Inc.
5.38%, 07/24/23	100,000	101,152
BlackRock, Inc.
3.38%, 06/01/22	150,000	158,962
3.50%, 03/18/24	424,000	471,238
3.25%, 04/30/29 (a)	150,000	171,980
2.40%, 04/30/30 (a)	200,000	215,779
1.90%, 01/28/31 (a)	250,000	257,126
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	150,000	161,891
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	100,000	106,828
4.25%, 06/02/26 (a)	100,000	108,999
3.90%, 01/25/28 (a)	150,000	159,371
4.85%, 03/29/29 (a)	150,000	168,964
4.35%, 04/15/30 (a)	150,000	164,601
4.70%, 09/20/47 (a)	100,000	103,151
3.45%, 04/15/50 (a)	100,000	86,292
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	110,376
Charles Schwab Corp.
2.65%, 01/25/23 (a)(f)	150,000	157,852
4.20%, 03/24/25 (a)(f)	150,000	171,172
3.85%, 05/21/25 (a)(f)	150,000	170,626
3.20%, 01/25/28 (a)(f)	150,000	165,203
4.00%, 02/01/29 (a)(f)	150,000	174,212
3.25%, 05/22/29 (a)(f)	200,000	221,555
4.63%, 03/22/30 (a)(f)	100,000	123,105
CME Group, Inc.
3.00%, 03/15/25 (a)	400,000	439,282
5.30%, 09/15/43 (a)	200,000	296,144
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	100,000	103,051
3.80%, 08/24/27 (a)	150,000	162,594
Eaton Vance Corp.
3.63%, 06/15/23	100,000	105,855
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	106,889
Intercontinental Exchange, Inc.
3.45%, 09/21/23 (a)	100,000	107,711
3.75%, 12/01/25 (a)	100,000	113,394
3.10%, 09/15/27 (a)	100,000	110,026
3.75%, 09/21/28 (a)	400,000	458,664
2.10%, 06/15/30 (a)	250,000	252,705
4.25%, 09/21/48 (a)	150,000	185,699
3.00%, 06/15/50 (a)	200,000	202,316
Invesco Finance PLC
3.75%, 01/15/26	230,000	248,899
5.38%, 11/30/43	100,000	109,770
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Jefferies Group LLC
5.13%, 01/20/23	150,000	162,018
6.25%, 01/15/36	100,000	110,536
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	500,000	537,092
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	161,266
4.38%, 03/11/29 (a)	100,000	107,378
Legg Mason, Inc.
4.75%, 03/15/26	150,000	163,732
5.63%, 01/15/44	75,000	91,011
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	166,834
3.25%, 04/28/50 (a)	100,000	102,307
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	206,965
3.10%, 01/16/30	400,000	404,870
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	115,028
4.95%, 07/15/46	150,000	178,576
Stifel Financial Corp.
4.25%, 07/18/24	100,000	104,950
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	150,000	156,154
3.75%, 04/01/24 (a)	100,000	109,565
3.63%, 04/01/25 (a)	150,000	166,906
2.75%, 10/01/29 (a)	100,000	106,652
		10,533,637
Finance Companies 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.00%, 10/01/21	250,000	239,750
4.45%, 12/16/21 (a)	150,000	142,837
3.95%, 02/01/22 (a)	150,000	141,033
3.50%, 05/26/22 (a)	200,000	184,851
4.63%, 07/01/22	150,000	140,918
3.30%, 01/23/23 (a)	150,000	135,940
4.13%, 07/03/23 (a)	150,000	133,759
4.88%, 01/16/24 (a)	150,000	135,160
3.50%, 01/15/25 (a)	150,000	127,051
4.45%, 10/01/25 (a)	150,000	128,860
3.65%, 07/21/27 (a)	250,000	209,439
Air Lease Corp.
3.38%, 06/01/21	600,000	585,606
3.75%, 02/01/22 (a)	150,000	144,287
2.25%, 01/15/23	200,000	186,807
2.75%, 01/15/23 (a)	100,000	92,952
3.00%, 09/15/23 (a)	100,000	93,252
4.25%, 09/15/24 (a)	150,000	140,140
2.30%, 02/01/25 (a)	100,000	88,828
3.75%, 06/01/26 (a)	150,000	136,750
3.63%, 04/01/27 (a)	150,000	135,004
4.63%, 10/01/28 (a)	100,000	91,512
3.25%, 10/01/29 (a)	100,000	84,913
3.00%, 02/01/30 (a)	100,000	83,192
Aircastle Ltd.
5.50%, 02/15/22	100,000	94,375
4.40%, 09/25/23 (a)	150,000	127,462
4.13%, 05/01/24 (a)	100,000	83,500
4.25%, 06/15/26 (a)	100,000	78,250
Ares Capital Corp.
3.63%, 01/19/22 (a)	100,000	99,321
4.20%, 06/10/24 (a)	250,000	239,469
4.25%, 03/01/25 (a)	100,000	98,462
3.25%, 07/15/25 (a)	150,000	136,710

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	88,301
4.13%, 02/01/25 (a)	100,000	86,206
GATX Corp.
3.25%, 09/15/26 (a)	200,000	207,439
3.85%, 03/30/27 (a)	150,000	156,905
3.50%, 03/15/28 (a)	150,000	151,171
4.70%, 04/01/29 (a)	150,000	164,495
GE Capital Funding LLC
3.45%, 05/15/25 (a)(e)	350,000	355,549
4.05%, 05/15/27 (a)(e)	200,000	205,368
4.40%, 05/15/30 (a)(e)	250,000	259,676
4.55%, 05/15/32 (a)(e)	250,000	261,705
GE Capital International Funding Co.
3.37%, 11/15/25	300,000	304,081
4.42%, 11/15/35	1,855,000	1,852,959
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	50,036
International Lease Finance Corp.
8.63%, 01/15/22	150,000	155,804
Main Street Capital Corp.
5.20%, 05/01/24	50,000	50,319
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	47,601
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	100,000	100,430
3.75%, 07/22/25 (a)	100,000	93,476
		9,131,911
Financial Other 0.0%
ORIX Corp.
4.05%, 01/16/24	100,000	107,944
3.25%, 12/04/24	200,000	213,185
3.70%, 07/18/27	100,000	109,404
		430,533
Insurance 1.2%
Aegon NV
5.50%, 04/11/48 (a)(b)	200,000	209,597
Aetna, Inc.
2.75%, 11/15/22 (a)	100,000	103,741
2.80%, 06/15/23 (a)	250,000	261,452
3.50%, 11/15/24 (a)	100,000	108,296
6.63%, 06/15/36	100,000	140,870
6.75%, 12/15/37	150,000	209,305
4.13%, 11/15/42 (a)	100,000	111,744
4.75%, 03/15/44 (a)	150,000	181,364
3.88%, 08/15/47 (a)	150,000	164,721
Aflac, Inc.
3.63%, 06/15/23	200,000	217,737
3.63%, 11/15/24	100,000	111,895
2.88%, 10/15/26 (a)	100,000	109,090
3.60%, 04/01/30 (a)	150,000	173,152
4.75%, 01/15/49 (a)	200,000	251,124
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	208,645
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	100,772
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	90,000	89,366
American Financial Group, Inc.
3.50%, 08/15/26 (a)	150,000	154,454
4.50%, 06/15/47 (a)	100,000	99,035
Security Rate, Maturity Date	Face Amount ($)	Value ($)
American International Group, Inc.
4.88%, 06/01/22	250,000	269,239
4.13%, 02/15/24	200,000	219,039
2.50%, 06/30/25 (a)	250,000	259,047
3.75%, 07/10/25 (a)	200,000	218,898
3.90%, 04/01/26 (a)	250,000	275,884
4.20%, 04/01/28 (a)	150,000	166,579
4.25%, 03/15/29 (a)	100,000	111,225
3.40%, 06/30/30 (a)	250,000	263,235
3.88%, 01/15/35 (a)	228,000	249,113
6.25%, 05/01/36	280,000	363,496
4.50%, 07/16/44 (a)	345,000	388,796
4.80%, 07/10/45 (a)	100,000	116,200
5.75%, 04/01/48 (a)(b)	100,000	102,211
4.38%, 06/30/50 (a)	200,000	223,858
4.38%, 01/15/55 (a)	250,000	271,976
8.18%, 05/15/58 (a)(b)	100,000	124,330
Anthem, Inc.
3.70%, 08/15/21 (a)	150,000	154,213
3.13%, 05/15/22	150,000	156,970
3.30%, 01/15/23	330,000	350,260
3.50%, 08/15/24 (a)	195,000	212,805
3.35%, 12/01/24 (a)	100,000	109,248
2.38%, 01/15/25 (a)	175,000	184,183
3.65%, 12/01/27 (a)	250,000	283,424
4.10%, 03/01/28 (a)	150,000	174,613
2.88%, 09/15/29 (a)	250,000	270,700
2.25%, 05/15/30 (a)	200,000	205,854
6.38%, 06/15/37	250,000	344,557
4.65%, 01/15/43	150,000	186,661
4.65%, 08/15/44 (a)	300,000	371,581
4.38%, 12/01/47 (a)	250,000	305,211
3.70%, 09/15/49 (a)	200,000	223,787
3.13%, 05/15/50 (a)	200,000	205,139
Aon Corp.
4.50%, 12/15/28 (a)	150,000	175,821
3.75%, 05/02/29 (a)	150,000	168,415
2.80%, 05/15/30 (a)	200,000	210,914
Aon PLC
3.50%, 06/14/24 (a)	500,000	540,325
4.60%, 06/14/44 (a)	150,000	181,190
4.75%, 05/15/45 (a)	100,000	124,903
Arch Capital Finance LLC
5.03%, 12/15/46 (a)	100,000	123,765
Arch Capital Group US, Inc.
5.14%, 11/01/43	185,000	227,143
Assurant, Inc.
4.20%, 09/27/23 (a)	150,000	160,160
3.70%, 02/22/30 (a)	100,000	97,305
Athene Holding Ltd.
4.13%, 01/12/28 (a)	150,000	147,772
6.15%, 04/03/30 (a)	100,000	110,172
AXA S.A.
8.60%, 12/15/30	250,000	354,307
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	105,939
4.90%, 01/15/40 (a)(b)	50,000	45,660
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	100,000	105,418
1.85%, 03/12/30 (a)	100,000	103,367
5.75%, 01/15/40	150,000	216,703
4.30%, 05/15/43	300,000	375,105
4.20%, 08/15/48 (a)	350,000	436,893
4.25%, 01/15/49 (a)	350,000	441,308

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Berkshire Hathaway, Inc.
3.40%, 01/31/22	250,000	263,436
2.75%, 03/15/23 (a)	430,000	458,150
3.13%, 03/15/26 (a)	450,000	504,279
4.50%, 02/11/43	100,000	131,148
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	250,000	246,170
5.63%, 05/15/30 (a)	150,000	156,001
4.70%, 06/22/47 (a)	250,000	219,760
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	108,656
Chubb INA Holdings, Inc.
2.70%, 03/13/23	300,000	313,974
3.15%, 03/15/25	150,000	163,822
3.35%, 05/03/26 (a)	300,000	335,911
4.15%, 03/13/43	400,000	501,178
4.35%, 11/03/45 (a)	250,000	321,742
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	107,802
4.50%, 03/01/26 (a)	150,000	164,473
3.45%, 08/15/27 (a)	150,000	155,441
3.90%, 05/01/29 (a)	100,000	104,274
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	155,953
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	103,268
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	150,000	158,584
4.35%, 04/20/28 (a)	350,000	377,291
5.00%, 04/20/48 (a)	200,000	205,689
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	111,797
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	101,670
4.63%, 04/29/30 (a)(e)	200,000	200,927
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	107,450
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	109,854
Humana, Inc.
3.85%, 10/01/24 (a)	156,000	170,499
4.50%, 04/01/25 (a)	100,000	113,340
3.95%, 03/15/27 (a)	300,000	336,627
3.13%, 08/15/29 (a)	150,000	162,207
4.88%, 04/01/30 (a)	100,000	123,615
4.95%, 10/01/44 (a)	100,000	130,094
4.80%, 03/15/47 (a)	100,000	129,381
3.95%, 08/15/49 (a)	50,000	58,251
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	105,684
Lincoln National Corp.
3.63%, 12/12/26 (a)	150,000	162,835
3.80%, 03/01/28 (a)	250,000	269,297
3.05%, 01/15/30 (a)	100,000	100,977
3.40%, 01/15/31 (a)	250,000	260,901
7.00%, 06/15/40	100,000	140,107
Loews Corp.
2.63%, 05/15/23 (a)	200,000	209,960
3.20%, 05/15/30 (a)	200,000	212,010
4.13%, 05/15/43 (a)	100,000	108,747
Manulife Financial Corp.
4.15%, 03/04/26	200,000	228,245
2.48%, 05/19/27 (a)	200,000	203,048
4.06%, 02/24/32 (a)(b)	500,000	520,022
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Markel Corp.
3.50%, 11/01/27 (a)	150,000	158,297
3.35%, 09/17/29 (a)	100,000	103,302
4.30%, 11/01/47 (a)	150,000	158,287
4.15%, 09/17/50 (a)	100,000	103,142
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (a)	100,000	103,626
3.88%, 03/15/24 (a)	150,000	164,991
3.50%, 06/03/24 (a)	250,000	269,996
3.50%, 03/10/25 (a)	200,000	218,154
4.38%, 03/15/29 (a)	250,000	295,284
2.25%, 11/15/30 (a)	190,000	193,297
4.75%, 03/15/39 (a)	150,000	189,268
4.35%, 01/30/47 (a)	100,000	122,425
4.90%, 03/15/49 (a)	250,000	336,007
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	106,258
MetLife, Inc.
4.37%, 09/15/23	250,000	281,787
3.60%, 11/13/25 (a)	550,000	620,469
4.55%, 03/23/30 (a)	200,000	246,969
5.70%, 06/15/35	250,000	347,834
6.40%, 12/15/36 (a)	230,000	266,235
10.75%, 08/01/39 (a)(b)	75,000	115,157
5.88%, 02/06/41	150,000	208,020
4.13%, 08/13/42	200,000	230,774
4.88%, 11/13/43	150,000	191,461
4.72%, 12/15/44	100,000	124,524
4.05%, 03/01/45	150,000	172,203
4.60%, 05/13/46 (a)	100,000	122,841
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	40,000	45,332
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	159,577
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	108,170
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	250,000	268,035
4.30%, 11/15/46 (a)	237,000	272,750
Prudential Financial, Inc.
4.50%, 11/16/21	178,000	188,478
3.50%, 05/15/24	200,000	219,241
2.10%, 03/10/30 (a)	200,000	200,925
6.63%, 12/01/37	350,000	497,654
3.00%, 03/10/40 (a)	100,000	100,709
5.88%, 09/15/42 (a)(b)	150,000	158,544
5.63%, 06/15/43 (a)(b)	330,000	342,585
4.60%, 05/15/44 (c)	300,000	350,029
5.38%, 05/15/45 (a)(b)	150,000	154,876
4.50%, 09/15/47 (a)(b)	100,000	97,865
3.91%, 12/07/47 (a)	100,000	107,150
5.70%, 09/15/48 (a)(b)	150,000	161,305
3.94%, 12/07/49 (a)	100,000	107,882
4.35%, 02/25/50 (a)	150,000	173,243
3.70%, 03/13/51 (a)	200,000	213,358
Prudential PLC
3.13%, 04/14/30	100,000	106,359
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	211,188
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	163,157
The Allstate Corp.
3.15%, 06/15/23	100,000	106,919
3.28%, 12/15/26 (a)	150,000	167,711
5.55%, 05/09/35	150,000	211,209
4.50%, 06/15/43	200,000	251,236

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.20%, 12/15/46 (a)	100,000	124,095
3.85%, 08/10/49 (a)	100,000	118,286
5.75%, 08/15/53 (a)(b)	290,000	296,031
The Chubb Corp.
6.50%, 05/15/38	100,000	151,397
The Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	154,019
6.10%, 10/01/41	230,000	312,992
4.40%, 03/15/48 (a)	100,000	115,782
The Progressive Corp.
2.45%, 01/15/27	250,000	263,405
4.00%, 03/01/29 (a)	150,000	177,632
3.20%, 03/26/30 (a)	100,000	112,077
6.25%, 12/01/32	150,000	217,327
4.20%, 03/15/48 (a)	250,000	324,471
3.95%, 03/26/50 (a)	100,000	126,017
The Travelers Cos., Inc.
6.75%, 06/20/36	150,000	224,747
5.35%, 11/01/40	100,000	141,167
4.00%, 05/30/47 (a)	300,000	369,360
4.10%, 03/04/49 (a)	100,000	125,250
2.55%, 04/27/50 (a)	400,000	393,778
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	149,648
UnitedHealth Group, Inc.
2.88%, 12/15/21	150,000	155,609
2.88%, 03/15/22 (a)	200,000	207,339
3.35%, 07/15/22	550,000	581,809
2.38%, 10/15/22	150,000	156,325
2.75%, 02/15/23 (a)	195,000	205,706
3.50%, 02/15/24	150,000	164,709
3.75%, 07/15/25	480,000	549,178
1.25%, 01/15/26 (a)	150,000	152,426
3.38%, 04/15/27	250,000	284,324
3.85%, 06/15/28	250,000	298,619
3.88%, 12/15/28	150,000	179,152
2.88%, 08/15/29	200,000	223,210
2.00%, 05/15/30 (a)	250,000	258,487
4.63%, 07/15/35	200,000	262,093
5.80%, 03/15/36	393,000	552,263
6.88%, 02/15/38	250,000	393,564
3.50%, 08/15/39 (a)	250,000	287,297
2.75%, 05/15/40 (a)	200,000	208,970
3.95%, 10/15/42 (a)	100,000	118,778
4.25%, 03/15/43 (a)	100,000	123,945
4.75%, 07/15/45	350,000	467,901
4.20%, 01/15/47 (a)	150,000	188,417
4.25%, 04/15/47 (a)	100,000	126,543
3.75%, 10/15/47 (a)	200,000	238,224
4.25%, 06/15/48 (a)	250,000	319,127
4.45%, 12/15/48 (a)	425,000	560,690
3.70%, 08/15/49 (a)	100,000	118,556
2.90%, 05/15/50 (a)	250,000	261,210
3.88%, 08/15/59 (a)	250,000	302,105
3.13%, 05/15/60 (a)	150,000	158,074
Unum Group
4.50%, 03/15/25 (a)	175,000	181,875
4.00%, 06/15/29 (a)	150,000	147,241
4.50%, 12/15/49 (a)	100,000	85,679
Voya Financial, Inc.
5.70%, 07/15/43	150,000	187,618
4.70%, 01/23/48 (a)(b)	100,000	92,017
5.65%, 05/15/53 (a)(b)	100,000	99,486
Willis North America, Inc.
4.50%, 09/15/28 (a)	250,000	286,087
2.95%, 09/15/29 (a)	200,000	206,193
3.88%, 09/15/49 (a)	150,000	162,823
Security Rate, Maturity Date	Face Amount ($)	Value ($)
WR Berkley Corp.
4.00%, 05/12/50 (a)	150,000	147,903
XLIT Ltd.
4.45%, 03/31/25	150,000	167,068
5.25%, 12/15/43	130,000	174,727
		48,992,767
REITs 0.7%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	100,000	106,858
4.00%, 01/15/24 (a)	200,000	217,983
3.45%, 04/30/25 (a)	150,000	165,943
4.50%, 07/30/29 (a)	150,000	174,689
2.75%, 12/15/29 (a)	150,000	154,816
4.70%, 07/01/30 (a)	200,000	238,374
4.85%, 04/15/49 (a)	100,000	127,479
4.00%, 02/01/50 (a)	100,000	113,760
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	150,000	151,508
3.30%, 07/15/26 (a)	100,000	95,440
2.85%, 02/01/30 (a)	100,000	87,117
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	98,842
4.90%, 02/15/29 (a)	100,000	102,342
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	250,000	269,120
2.95%, 05/11/26 (a)	100,000	106,126
2.90%, 10/15/26 (a)	250,000	265,467
3.30%, 06/01/29 (a)	200,000	218,973
2.30%, 03/01/30 (a)	100,000	101,960
3.90%, 10/15/46 (a)	150,000	170,860
Boston Properties LP
3.85%, 02/01/23 (a)	500,000	533,597
3.13%, 09/01/23 (a)	250,000	261,211
3.80%, 02/01/24 (a)	195,000	208,591
3.65%, 02/01/26 (a)	150,000	162,301
2.75%, 10/01/26 (a)	100,000	103,380
4.50%, 12/01/28 (a)	150,000	172,740
2.90%, 03/15/30 (a)	100,000	101,794
3.25%, 01/30/31 (a)	200,000	210,019
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	154,389
4.55%, 10/01/29 (a)	100,000	102,236
Brixmor Operating Partnership LP
3.88%, 08/15/22 (a)	150,000	152,669
3.85%, 02/01/25 (a)	150,000	150,452
4.13%, 06/15/26 (a)	150,000	153,304
4.13%, 05/15/29 (a)	150,000	145,165
Camden Property Trust
4.10%, 10/15/28 (a)	200,000	227,186
3.15%, 07/01/29 (a)	150,000	161,159
3.35%, 11/01/49 (a)	50,000	51,854
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (a)	100,000	103,119
Corporate Office Properties LP
3.70%, 06/15/21 (a)	150,000	150,742
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	152,149
4.38%, 02/15/29 (a)	100,000	112,380
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	100,000	100,743
3.45%, 11/15/29 (a)	100,000	99,477
Digital Realty Trust LP
3.63%, 10/01/22 (a)	200,000	207,998
3.70%, 08/15/27 (a)	150,000	167,422

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.45%, 07/15/28 (a)	150,000	175,396
3.60%, 07/01/29 (a)	150,000	167,914
Duke Realty LP
3.75%, 12/01/24 (a)	150,000	161,499
3.25%, 06/30/26 (a)	230,000	245,639
2.88%, 11/15/29 (a)	50,000	52,417
3.05%, 03/01/50 (a)	50,000	47,529
EPR Properties
4.75%, 12/15/26 (a)	100,000	87,368
4.95%, 04/15/28 (a)	250,000	216,580
3.75%, 08/15/29 (a)	100,000	81,895
ERP Operating LP
4.63%, 12/15/21 (a)	195,000	204,445
3.38%, 06/01/25 (a)	100,000	107,378
2.85%, 11/01/26 (a)	150,000	158,793
3.00%, 07/01/29 (a)	100,000	108,107
2.50%, 02/15/30 (a)	200,000	208,624
4.50%, 07/01/44 (a)	150,000	189,296
4.00%, 08/01/47 (a)	100,000	117,202
Essex Portfolio LP
3.50%, 04/01/25 (a)	330,000	354,070
4.00%, 03/01/29 (a)	150,000	166,162
3.00%, 01/15/30 (a)	100,000	104,015
2.65%, 03/15/32 (a)	150,000	149,530
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	175,000	182,257
3.25%, 07/15/27 (a)	100,000	102,930
4.50%, 12/01/44 (a)	100,000	107,283
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	200,000	206,361
3.10%, 02/15/30 (a)	100,000	94,275
Healthpeak Properties, Inc.
4.25%, 11/15/23 (a)	235,000	249,007
4.20%, 03/01/24 (a)	100,000	105,535
3.88%, 08/15/24 (a)	100,000	106,206
3.40%, 02/01/25 (a)	200,000	208,817
3.25%, 07/15/26 (a)	150,000	152,917
3.50%, 07/15/29 (a)	150,000	152,500
3.00%, 01/15/30 (a)	100,000	97,500
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	104,665
3.05%, 02/15/30 (a)	150,000	142,273
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	100,000	99,219
4.00%, 06/15/25 (a)	180,000	179,335
3.38%, 12/15/29 (a)	150,000	134,041
Hudson Pacific Properties LP
4.65%, 04/01/29 (a)	100,000	102,550
3.25%, 01/15/30 (a)	100,000	91,783
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	106,997
4.25%, 08/15/29 (a)	195,000	200,389
3.05%, 02/15/30 (a)	150,000	141,658
Kimco Realty Corp.
3.40%, 11/01/22 (a)	245,000	251,103
3.30%, 02/01/25 (a)	250,000	253,515
4.25%, 04/01/45 (a)	250,000	223,204
4.13%, 12/01/46 (a)	100,000	87,192
Life Storage LP
3.88%, 12/15/27 (a)	150,000	156,557
4.00%, 06/15/29 (a)	100,000	104,163
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	106,644
4.20%, 06/15/28 (a)	150,000	166,718
3.95%, 03/15/29 (a)	50,000	55,336
2.75%, 03/15/30 (a)	100,000	100,992
Security Rate, Maturity Date	Face Amount ($)	Value ($)
National Retail Properties, Inc.
4.30%, 10/15/28 (a)	250,000	252,696
2.50%, 04/15/30 (a)	100,000	88,111
4.80%, 10/15/48 (a)	100,000	99,483
Office Properties Income Trust
4.00%, 07/15/22 (a)	150,000	145,748
4.25%, 05/15/24 (a)	150,000	139,979
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	496,000	511,507
4.75%, 01/15/28 (a)	100,000	98,877
3.63%, 10/01/29 (a)	150,000	136,173
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	99,444
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	100,000	99,034
Prologis LP
4.25%, 08/15/23 (a)	309,000	341,621
4.38%, 02/01/29 (a)	150,000	177,787
2.25%, 04/15/30 (a)	350,000	358,899
3.00%, 04/15/50 (a)	150,000	150,877
Public Storage
3.39%, 05/01/29 (a)	150,000	167,396
Realty Income Corp.
4.65%, 08/01/23 (a)	100,000	108,636
3.88%, 04/15/25 (a)	150,000	161,682
4.13%, 10/15/26 (a)	100,000	110,133
3.00%, 01/15/27 (a)	330,000	339,621
3.25%, 01/15/31 (a)	200,000	206,015
4.65%, 03/15/47 (a)	150,000	180,267
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	159,406
3.70%, 06/15/30 (a)	200,000	204,774
4.40%, 02/01/47 (a)	100,000	101,526
Sabra Health Care LP/Sabra Capital Corp.
3.90%, 10/15/29 (a)	150,000	128,416
Simon Property Group LP
2.50%, 07/15/21 (a)	150,000	150,879
2.35%, 01/30/22 (a)	750,000	748,159
2.00%, 09/13/24 (a)	250,000	242,282
3.50%, 09/01/25 (a)	100,000	101,792
3.25%, 11/30/26 (a)	250,000	250,020
3.38%, 12/01/27 (a)	100,000	98,752
2.45%, 09/13/29 (a)	250,000	229,726
6.75%, 02/01/40 (a)	250,000	321,756
4.25%, 11/30/46 (a)	150,000	144,190
3.25%, 09/13/49 (a)	150,000	123,000
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	148,129
4.70%, 06/01/27 (a)	100,000	99,933
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	100,000	98,421
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	95,884
3.40%, 01/15/30 (a)	150,000	129,010
STORE Capital Corp.
4.50%, 03/15/28 (a)	100,000	94,069
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	85,882
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	155,161
3.50%, 01/15/28 (a)	250,000	265,006
3.20%, 01/15/30 (a)	200,000	210,064
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	99,458
2.65%, 01/15/25 (a)	300,000	286,560

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 02/01/25 (a)	150,000	151,312
3.25%, 10/15/26 (a)	100,000	97,516
3.85%, 04/01/27 (a)	250,000	248,141
4.40%, 01/15/29 (a)	350,000	355,966
4.75%, 11/15/30 (a)	100,000	104,686
5.70%, 09/30/43 (a)	100,000	106,047
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	200,000	201,179
3.95%, 08/15/27 (a)	150,000	140,707
3.10%, 12/15/29 (a)	100,000	85,671
Vornado Realty LP
3.50%, 01/15/25 (a)	250,000	241,106
Welltower, Inc.
3.75%, 03/15/23 (a)	150,000	154,924
3.63%, 03/15/24 (a)	300,000	308,022
4.00%, 06/01/25 (a)	150,000	156,736
4.25%, 04/01/26 (a)	500,000	528,030
4.13%, 03/15/29 (a)	250,000	258,341
4.95%, 09/01/48 (a)	100,000	103,272
WP Carey, Inc.
4.00%, 02/01/25 (a)	100,000	102,226
4.25%, 10/01/26 (a)	150,000	155,590
		27,037,228
		331,871,113

Industrial 16.6%
Basic Industry 0.8%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	256,836
2.05%, 05/15/30 (a)	200,000	207,604
2.70%, 05/15/40 (a)	200,000	207,619
2.80%, 05/15/50 (a)	200,000	210,025
Airgas, Inc.
3.65%, 07/15/24 (a)	95,000	103,044
Albemarle Corp.
5.45%, 12/01/44 (a)	50,000	50,983
Albemarle Wodgina Pty Ltd
3.45%, 11/15/29 (a)(e)	100,000	95,204
Barrick Gold Corp.
5.25%, 04/01/42	100,000	131,284
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	133,444
5.75%, 05/01/43	150,000	210,930
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	250,000	337,782
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21	150,000	155,602
2.88%, 02/24/22	150,000	155,720
3.85%, 09/30/23	200,000	220,460
6.42%, 03/01/26	150,000	189,679
4.13%, 02/24/42	95,000	117,764
5.00%, 09/30/43	400,000	557,752
Braskem Finance Ltd.
6.45%, 02/03/24	200,000	210,105
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	154,191
Celanese US Holdings LLC
4.63%, 11/15/22	100,000	105,961
3.50%, 05/08/24 (a)	100,000	104,607
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	198,732
Domtar Corp.
4.40%, 04/01/22 (a)	150,000	154,121
Security Rate, Maturity Date	Face Amount ($)	Value ($)
DuPont de Nemours, Inc.
2.17%, 05/01/23	350,000	358,456
4.21%, 11/15/23 (a)	400,000	434,700
4.49%, 11/15/25 (a)	250,000	283,742
4.73%, 11/15/28 (a)	400,000	475,092
5.32%, 11/15/38 (a)	350,000	442,678
5.42%, 11/15/48 (a)	400,000	530,260
Eastman Chemical Co.
3.60%, 08/15/22 (a)	200,000	207,812
3.80%, 03/15/25 (a)	150,000	160,277
4.80%, 09/01/42 (a)	250,000	276,589
Ecolab, Inc.
4.35%, 12/08/21	122,000	129,570
2.38%, 08/10/22 (a)	150,000	155,773
2.70%, 11/01/26 (a)	150,000	164,121
3.25%, 12/01/27 (a)	150,000	166,229
4.80%, 03/24/30 (a)	200,000	250,333
5.50%, 12/08/41	150,000	199,849
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	200,000	205,051
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (a)	100,000	99,616
5.50%, 01/17/27	100,000	104,122
FMC Corp.
3.20%, 10/01/26 (a)	100,000	107,568
3.45%, 10/01/29 (a)	100,000	106,230
4.50%, 10/01/49 (a)	100,000	113,565
Georgia-Pacific LLC
7.75%, 11/15/29	150,000	220,008
8.88%, 05/15/31	100,000	161,811
Huntsman International LLC
5.13%, 11/15/22 (a)	150,000	155,693
4.50%, 05/01/29 (a)	100,000	101,711
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	108,651
5.00%, 09/26/48 (a)	150,000	166,160
International Paper Co.
3.65%, 06/15/24 (a)	200,000	219,196
3.80%, 01/15/26 (a)	150,000	166,369
3.00%, 02/15/27 (a)	150,000	159,313
5.00%, 09/15/35 (a)	250,000	293,440
7.30%, 11/15/39	100,000	141,924
4.80%, 06/15/44 (a)	100,000	114,578
4.40%, 08/15/47 (a)	400,000	448,478
4.35%, 08/15/48 (a)	100,000	114,036
Kinross Gold Corp.
5.13%, 09/01/21 (a)	150,000	155,209
4.50%, 07/15/27 (a)	100,000	109,662
LYB International Finance BV
4.00%, 07/15/23	150,000	161,138
5.25%, 07/15/43	150,000	177,913
4.88%, 03/15/44 (a)	150,000	172,909
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	267,907
LYB International Finance III LLC
2.88%, 05/01/25 (a)	100,000	104,180
3.38%, 05/01/30 (a)	100,000	103,809
4.20%, 10/15/49 (a)	100,000	106,747
4.20%, 05/01/50 (a)	250,000	265,116
LyondellBasell Industries N.V.
6.00%, 11/15/21 (a)	250,000	263,516
4.63%, 02/26/55 (a)	100,000	108,580
Newmont Corp.
3.50%, 03/15/22 (a)	200,000	205,859
3.70%, 03/15/23 (a)	27,000	27,944

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.80%, 10/01/29 (a)	100,000	104,310
2.25%, 10/01/30 (a)	100,000	99,941
5.88%, 04/01/35	100,000	135,254
4.88%, 03/15/42 (a)	330,000	403,473
5.45%, 06/09/44 (a)	100,000	132,591
Nucor Corp.
2.00%, 06/01/25 (a)	250,000	254,892
3.95%, 05/01/28 (a)	250,000	278,370
2.70%, 06/01/30 (a)	250,000	254,846
5.20%, 08/01/43 (a)	200,000	254,344
4.40%, 05/01/48 (a)	100,000	117,064
Nutrien Ltd.
3.15%, 10/01/22 (a)	195,000	202,406
1.90%, 05/13/23	200,000	203,595
3.63%, 03/15/24 (a)	200,000	214,822
3.38%, 03/15/25 (a)	180,000	191,857
4.20%, 04/01/29 (a)	100,000	114,584
6.13%, 01/15/41 (a)	145,000	182,937
4.90%, 06/01/43 (a)	100,000	116,433
5.25%, 01/15/45 (a)	150,000	184,022
5.00%, 04/01/49 (a)	100,000	123,303
3.95%, 05/13/50 (a)	200,000	219,229
Packaging Corp. of America
4.50%, 11/01/23 (a)	50,000	55,319
3.40%, 12/15/27 (a)	100,000	108,215
3.00%, 12/15/29 (a)	150,000	158,266
4.05%, 12/15/49 (a)	100,000	116,562
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	105,765
2.40%, 08/15/24 (a)	100,000	105,158
2.80%, 08/15/29 (a)	100,000	106,648
2.55%, 06/15/30 (a)	200,000	205,022
Praxair, Inc.
3.00%, 09/01/21	195,000	201,110
2.45%, 02/15/22 (a)	150,000	154,247
2.65%, 02/05/25 (a)	250,000	267,162
3.20%, 01/30/26 (a)	150,000	167,181
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	145,393
Rio Tinto Finance (USA) Ltd.
3.75%, 06/15/25 (a)	150,000	171,101
7.13%, 07/15/28	100,000	140,619
5.20%, 11/02/40	250,000	342,941
Rio Tinto Finance (USA) PLC
4.13%, 08/21/42 (a)	200,000	247,219
Rohm & Haas Co.
7.85%, 07/15/29	250,000	349,934
RPM International, Inc.
4.55%, 03/01/29 (a)	100,000	108,338
4.25%, 01/15/48 (a)	100,000	96,198
Southern Copper Corp.
3.88%, 04/23/25	250,000	267,025
7.50%, 07/27/35	100,000	134,610
6.75%, 04/16/40	100,000	129,833
5.25%, 11/08/42	250,000	281,414
5.88%, 04/23/45	250,000	300,972
Steel Dynamics, Inc.
5.50%, 10/01/24 (a)	150,000	153,900
2.80%, 12/15/24 (a)	100,000	100,632
5.00%, 12/15/26 (a)	200,000	208,376
3.45%, 04/15/30 (a)	100,000	99,207
Suzano Austria GmbH
6.00%, 01/15/29 (a)	400,000	423,062
5.00%, 01/15/30 (a)	200,000	196,731
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Teck Resources Ltd.
6.13%, 10/01/35	75,000	78,644
6.00%, 08/15/40 (a)	100,000	99,150
6.25%, 07/15/41 (a)	100,000	101,325
5.20%, 03/01/42 (a)	150,000	136,766
The Dow Chemical Co.
3.15%, 05/15/24 (a)	150,000	157,301
3.50%, 10/01/24 (a)	150,000	159,267
3.63%, 05/15/26 (a)	150,000	162,547
7.38%, 11/01/29	174,000	241,760
4.25%, 10/01/34 (a)	150,000	164,896
9.40%, 05/15/39	100,000	165,500
5.25%, 11/15/41 (a)	100,000	119,229
4.38%, 11/15/42 (a)	250,000	276,004
4.63%, 10/01/44 (a)	100,000	112,668
5.55%, 11/30/48 (a)	150,000	191,686
4.80%, 05/15/49 (a)	100,000	117,082
The Mosaic Co.
3.25%, 11/15/22 (a)	300,000	302,649
4.05%, 11/15/27 (a)	250,000	255,914
4.88%, 11/15/41 (a)	100,000	94,321
5.63%, 11/15/43 (a)	100,000	102,261
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	106,891
3.45%, 08/01/25 (a)	200,000	218,378
3.45%, 06/01/27 (a)	250,000	276,214
2.95%, 08/15/29 (a)	200,000	213,126
2.30%, 05/15/30 (a)	100,000	99,918
4.00%, 12/15/42 (a)	100,000	108,071
4.50%, 06/01/47 (a)	150,000	178,544
3.80%, 08/15/49 (a)	100,000	109,660
3.30%, 05/15/50 (a)	100,000	101,575
Vale Overseas Ltd.
6.25%, 08/10/26	250,000	286,649
8.25%, 01/17/34	100,000	135,736
6.88%, 11/21/36	250,000	312,992
6.88%, 11/10/39	200,000	251,079
Vale S.A.
5.63%, 09/11/42	100,000	111,001
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	100,000	99,252
5.00%, 08/15/46 (a)	100,000	97,561
4.38%, 11/15/47 (a)	100,000	90,287
WestRock MWV LLC
7.95%, 02/15/31	150,000	204,630
Weyerhaeuser Co.
4.63%, 09/15/23	150,000	166,129
4.00%, 11/15/29 (a)	150,000	162,652
4.00%, 04/15/30 (a)	150,000	163,761
7.38%, 03/15/32	250,000	333,490
WRKCo, Inc.
3.75%, 03/15/25 (a)	300,000	325,677
4.65%, 03/15/26 (a)	150,000	169,333
4.00%, 03/15/28 (a)	150,000	161,749
3.90%, 06/01/28 (a)	100,000	107,735
4.90%, 03/15/29 (a)	100,000	115,207
		31,225,639
Capital Goods 1.5%
3M Co.
3.00%, 09/14/21 (a)	150,000	154,371
1.63%, 09/19/21 (a)	150,000	152,373
2.00%, 06/26/22	263,000	270,509
3.25%, 02/14/24 (a)	250,000	272,131
2.00%, 02/14/25 (a)	150,000	157,578
2.65%, 04/15/25 (a)	150,000	162,005

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 08/07/25	100,000	109,843
2.88%, 10/15/27 (a)	250,000	278,214
3.38%, 03/01/29 (a)	350,000	397,521
3.05%, 04/15/30 (a)	200,000	224,154
3.88%, 06/15/44	100,000	119,633
3.13%, 09/19/46 (a)	100,000	107,278
4.00%, 09/14/48 (a)	250,000	309,699
3.25%, 08/26/49 (a)	200,000	221,315
3.70%, 04/15/50 (a)	100,000	121,403
ABB Finance USA, Inc.
2.88%, 05/08/22	250,000	259,586
3.80%, 04/03/28 (a)	150,000	173,611
4.38%, 05/08/42	100,000	125,551
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	250,000	254,979
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	114,330
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	107,013
2.05%, 03/01/25 (a)	100,000	102,137
2.80%, 02/15/30 (a)	150,000	157,196
Avery Dennison Corp.
2.65%, 04/30/30 (a)	100,000	99,921
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	159,976
2.75%, 03/01/30 (a)	150,000	149,087
Carrier Global Corp.
1.92%, 02/15/23 (a)(e)	100,000	101,210
2.24%, 02/15/25 (a)(e)	425,000	425,108
2.49%, 02/15/27 (a)(e)	100,000	96,585
2.72%, 02/15/30 (a)(e)	400,000	380,962
3.38%, 04/05/40 (a)(e)	250,000	223,394
3.58%, 04/05/50 (a)(e)	325,000	288,928
Caterpillar Financial Services Corp.
1.70%, 08/09/21	330,000	334,656
3.15%, 09/07/21	100,000	103,231
2.95%, 02/26/22	150,000	156,019
0.95%, 05/13/22	200,000	201,408
1.90%, 09/06/22	150,000	154,130
1.95%, 11/18/22	150,000	154,649
2.63%, 03/01/23	100,000	104,801
2.85%, 05/17/24	100,000	107,699
3.30%, 06/09/24	200,000	218,700
2.15%, 11/08/24	150,000	158,344
3.25%, 12/01/24	100,000	110,437
1.45%, 05/15/25	300,000	307,626
2.40%, 08/09/26	362,000	388,480
Caterpillar, Inc.
2.60%, 06/26/22 (a)	200,000	206,977
3.40%, 05/15/24 (a)	135,000	148,241
2.60%, 09/19/29 (a)	100,000	108,244
5.20%, 05/27/41	150,000	210,509
3.80%, 08/15/42	350,000	414,757
4.30%, 05/15/44 (a)	100,000	126,564
3.25%, 09/19/49 (a)	100,000	110,964
3.25%, 04/09/50 (a)	200,000	222,642
4.75%, 05/15/64 (a)	100,000	136,568
CNH Industrial Capital LLC
4.20%, 01/15/24	200,000	207,358
CNH Industrial N.V.
4.50%, 08/15/23	100,000	104,888
3.85%, 11/15/27 (a)	100,000	99,343
Crane Co.
4.45%, 12/15/23 (a)	100,000	105,709
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Deere & Co.
2.75%, 04/15/25 (a)	150,000	162,712
5.38%, 10/16/29	362,000	470,770
3.10%, 04/15/30 (a)	150,000	169,874
3.90%, 06/09/42 (a)	100,000	123,583
2.88%, 09/07/49 (a)	100,000	105,544
3.75%, 04/15/50 (a)	100,000	122,171
Dover Corp.
3.15%, 11/15/25 (a)	150,000	161,000
5.38%, 03/01/41 (a)	100,000	125,558
Eaton Corp.
3.10%, 09/15/27 (a)	150,000	160,977
4.00%, 11/02/32	196,000	224,101
4.15%, 11/02/42	150,000	177,187
3.92%, 09/15/47 (a)	100,000	111,133
Emerson Electric Co.
2.63%, 12/01/21 (a)	150,000	154,428
1.80%, 10/15/27 (a)	150,000	153,325
5.25%, 11/15/39	100,000	136,425
2.75%, 10/15/50 (a)	200,000	200,068
Fortive Corp.
2.35%, 06/15/21 (a)	95,000	95,875
4.30%, 06/15/46 (a)	180,000	193,795
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	150,000	162,626
3.25%, 09/15/29 (a)	200,000	200,786
General Dynamics Corp.
2.25%, 11/15/22 (a)	300,000	311,631
3.38%, 05/15/23 (a)	100,000	107,783
1.88%, 08/15/23 (a)	250,000	259,931
2.38%, 11/15/24 (a)	250,000	266,099
3.25%, 04/01/25 (a)	100,000	110,876
3.50%, 04/01/27 (a)	100,000	112,754
3.75%, 05/15/28 (a)	400,000	462,340
3.63%, 04/01/30 (a)	150,000	174,309
4.25%, 04/01/40 (a)	200,000	249,158
4.25%, 04/01/50 (a)	100,000	131,098
General Electric Co.
3.15%, 09/07/22	200,000	204,747
2.70%, 10/09/22	200,000	203,877
3.10%, 01/09/23	350,000	361,798
3.38%, 03/11/24	200,000	205,641
3.45%, 05/15/24 (a)	74,000	75,898
5.55%, 01/05/26	100,000	111,219
3.45%, 05/01/27 (a)	150,000	149,358
3.63%, 05/01/30 (a)	200,000	198,248
6.75%, 03/15/32	450,000	541,350
6.15%, 08/07/37	200,000	229,958
5.88%, 01/14/38	470,000	524,553
6.88%, 01/10/39	350,000	422,226
4.25%, 05/01/40 (a)	250,000	243,899
4.13%, 10/09/42	134,000	126,247
4.50%, 03/11/44	125,000	124,987
4.35%, 05/01/50 (a)	400,000	392,148
Hexcel Corp.
3.95%, 02/15/27 (a)	100,000	102,823
Honeywell International, Inc.
1.85%, 11/01/21 (a)	330,000	336,788
2.30%, 08/15/24 (a)	200,000	212,971
1.35%, 06/01/25 (a)	300,000	306,052
2.50%, 11/01/26 (a)	300,000	330,967
2.70%, 08/15/29 (a)	150,000	164,855
1.95%, 06/01/30 (a)	200,000	205,630
5.70%, 03/15/37	100,000	144,787
3.81%, 11/21/47 (a)	150,000	181,663
2.80%, 06/01/50 (a)	150,000	157,728

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Howmet Aerospace, Inc.
5.13%, 10/01/24 (a)	200,000	203,596
6.88%, 05/01/25 (a)	200,000	211,750
6.75%, 01/15/28	200,000	201,650
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	104,445
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	104,970
4.20%, 05/01/30 (a)(e)	100,000	109,131
IDEX Corp.
3.00%, 05/01/30 (a)	200,000	205,923
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	164,671
2.65%, 11/15/26 (a)	200,000	221,433
3.90%, 09/01/42 (a)	300,000	359,742
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/23	150,000	162,986
3.75%, 08/21/28 (a)	100,000	111,433
5.75%, 06/15/43	100,000	132,181
4.30%, 02/21/48 (a)	150,000	163,915
Ingersoll-Rand Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	150,000	162,382
3.80%, 03/21/29 (a)	100,000	110,928
John Deere Capital Corp.
3.13%, 09/10/21	150,000	155,099
2.65%, 01/06/22	100,000	103,436
2.75%, 03/15/22	250,000	259,540
2.95%, 04/01/22	100,000	104,488
2.15%, 09/08/22	500,000	518,047
2.80%, 03/06/23	200,000	212,892
3.45%, 01/10/24	150,000	163,614
2.60%, 03/07/24	150,000	159,674
3.35%, 06/12/24	100,000	109,815
2.05%, 01/09/25	100,000	105,153
2.65%, 06/10/26	200,000	218,727
1.75%, 03/09/27	200,000	206,355
3.05%, 01/06/28	250,000	276,174
3.45%, 03/07/29	100,000	114,586
2.80%, 07/18/29	150,000	165,315
2.45%, 01/09/30	100,000	107,502
Johnson Controls International PLC
3.63%, 07/02/24 (a)	195,000	204,418
4.63%, 07/02/44 (a)	195,000	222,123
5.13%, 09/14/45 (a)	19,000	23,263
4.95%, 07/02/64 (a)	100,000	117,518
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	101,904
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	106,689
3.83%, 04/27/25 (a)	150,000	165,172
4.40%, 06/15/28 (a)	300,000	346,505
2.90%, 12/15/29 (a)	150,000	157,357
6.15%, 12/15/40	95,000	130,397
5.05%, 04/27/45 (a)	100,000	125,403
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	100,000	103,877
3.50%, 11/15/27 (a)	100,000	100,082
4.40%, 03/15/29 (a)	100,000	104,606
Lockheed Martin Corp.
3.35%, 09/15/21	150,000	155,825
3.10%, 01/15/23 (a)	250,000	267,090
2.90%, 03/01/25 (a)	150,000	164,615
3.55%, 01/15/26 (a)	200,000	228,456
3.60%, 03/01/35 (a)	100,000	120,644
4.50%, 05/15/36 (a)	150,000	192,207
4.07%, 12/15/42	200,000	251,405
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.80%, 03/01/45 (a)	150,000	182,146
4.70%, 05/15/46 (a)	100,000	136,586
2.80%, 06/15/50 (a)	250,000	262,171
4.09%, 09/15/52 (a)	538,000	696,344
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	100,000	108,114
3.45%, 06/01/27 (a)	50,000	52,564
2.50%, 03/15/30 (a)	100,000	97,443
4.25%, 12/15/47 (a)	100,000	103,365
Masco Corp.
5.95%, 03/15/22	100,000	106,875
4.45%, 04/01/25 (a)	200,000	218,630
4.50%, 05/15/47 (a)	50,000	50,628
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	100,000	106,490
3.63%, 05/15/30 (a)	160,000	163,514
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	400,000	418,780
2.93%, 01/15/25 (a)	250,000	271,004
3.20%, 02/01/27 (a)	100,000	109,821
3.25%, 01/15/28 (a)	500,000	554,887
4.40%, 05/01/30 (a)	150,000	181,740
5.15%, 05/01/40 (a)	100,000	134,906
5.05%, 11/15/40	400,000	531,260
4.75%, 06/01/43	150,000	195,898
4.03%, 10/15/47 (a)	250,000	304,582
5.25%, 05/01/50 (a)	100,000	145,322
nVent Finance Sarl
4.55%, 04/15/28 (a)	150,000	158,125
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	97,621
Otis Worldwide Corp.
2.06%, 04/05/25 (a)(e)	200,000	206,546
2.29%, 04/05/27 (a)(e)	100,000	102,037
2.57%, 02/15/30 (a)(e)	250,000	253,530
3.11%, 02/15/40 (a)(e)	125,000	122,957
3.36%, 02/15/50 (a)(e)	125,000	127,012
Owens Corning
4.20%, 12/01/24 (a)	150,000	157,977
3.95%, 08/15/29 (a)	300,000	320,974
3.88%, 06/01/30 (a)	100,000	101,501
4.30%, 07/15/47 (a)	100,000	94,995
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	150,000	156,838
3.30%, 11/21/24 (a)	250,000	269,150
3.25%, 03/01/27 (a)	150,000	159,819
3.25%, 06/14/29 (a)	150,000	161,713
6.25%, 05/15/38	50,000	67,749
4.45%, 11/21/44 (a)	100,000	115,766
4.10%, 03/01/47 (a)	100,000	112,921
4.00%, 06/14/49 (a)	100,000	113,783
Pentair Finance Sarl
4.50%, 07/01/29 (a)	75,000	81,375
Precision Castparts Corp.
2.50%, 01/15/23 (a)	250,000	261,116
3.25%, 06/15/25 (a)	100,000	110,385
4.38%, 06/15/45 (a)	100,000	118,922
Raytheon Co.
2.50%, 12/15/22 (a)	150,000	155,179
3.15%, 12/15/24 (a)	100,000	108,168
4.88%, 10/15/40	150,000	184,486
4.70%, 12/15/41	100,000	117,861
Raytheon Technologies Corp.
3.95%, 08/16/25 (a)	350,000	399,404
2.65%, 11/01/26 (a)	150,000	164,554
3.13%, 05/04/27 (a)	200,000	223,955

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.13%, 11/16/28 (a)	450,000	523,107
7.50%, 09/15/29	100,000	144,162
2.25%, 07/01/30 (a)	250,000	256,534
6.05%, 06/01/36	500,000	698,295
6.13%, 07/15/38	450,000	646,866
4.45%, 11/16/38 (a)	200,000	242,940
4.50%, 06/01/42	400,000	492,876
4.15%, 05/15/45 (a)	100,000	119,603
3.75%, 11/01/46 (a)	150,000	170,167
4.05%, 05/04/47 (a)	100,000	118,779
4.63%, 11/16/48 (a)	250,000	325,027
3.13%, 07/01/50 (a)	200,000	211,171
Republic Services, Inc.
3.55%, 06/01/22 (a)	150,000	157,407
4.75%, 05/15/23 (a)	150,000	166,379
2.50%, 08/15/24 (a)	300,000	317,488
2.90%, 07/01/26 (a)	200,000	216,850
3.38%, 11/15/27 (a)	150,000	166,711
3.95%, 05/15/28 (a)	100,000	115,386
2.30%, 03/01/30 (a)	100,000	102,919
3.05%, 03/01/50 (a)	100,000	101,157
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	111,347
4.20%, 03/01/49 (a)	100,000	123,969
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	150,000	154,405
3.70%, 12/15/23 (a)	100,000	107,775
3.20%, 03/15/24 (a)	200,000	212,709
3.50%, 03/15/27 (a)	150,000	161,773
4.80%, 12/15/43 (a)	100,000	122,562
4.35%, 04/15/47 (a)	150,000	176,584
Roper Technologies, Inc.
3.13%, 11/15/22 (a)	150,000	157,555
3.65%, 09/15/23 (a)	100,000	108,265
3.85%, 12/15/25 (a)	250,000	276,380
3.80%, 12/15/26 (a)	150,000	167,445
2.95%, 09/15/29 (a)	100,000	106,034
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	116,757
3.10%, 05/01/50 (a)	200,000	200,830
Sonoco Products Co.
3.13%, 05/01/30 (a)	400,000	406,448
5.75%, 11/01/40 (a)	150,000	181,182
Stanley Black & Decker, Inc.
2.90%, 11/01/22	250,000	262,005
4.25%, 11/15/28 (a)	250,000	292,680
2.30%, 03/15/30 (a)	200,000	205,459
5.20%, 09/01/40	100,000	130,787
4.85%, 11/15/48 (a)	50,000	66,575
4.00%, 03/15/60 (a)(b)	100,000	98,495
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	102,539
3.38%, 03/01/28 (a)	200,000	197,458
3.00%, 06/01/30 (a)	100,000	95,696
The Boeing Co.
2.30%, 08/01/21	150,000	150,259
2.13%, 03/01/22 (a)	150,000	147,925
2.80%, 03/01/23 (a)	250,000	246,817
4.51%, 05/01/23 (a)	520,000	538,437
4.88%, 05/01/25 (a)	600,000	637,281
2.60%, 10/30/25 (a)	50,000	47,235
3.10%, 05/01/26 (a)	100,000	97,241
2.25%, 06/15/26 (a)	50,000	45,258
2.80%, 03/01/27 (a)	300,000	279,444
5.04%, 05/01/27 (a)	450,000	478,114
3.45%, 11/01/28 (a)	150,000	140,190
3.20%, 03/01/29 (a)	150,000	142,334
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.95%, 02/01/30 (a)	150,000	141,043
5.15%, 05/01/30 (a)	800,000	857,016
3.60%, 05/01/34 (a)	100,000	91,336
3.25%, 02/01/35 (a)	150,000	128,521
3.50%, 03/01/39 (a)	150,000	126,841
6.88%, 03/15/39	30,000	35,598
5.88%, 02/15/40	100,000	109,075
5.71%, 05/01/40 (a)	500,000	549,922
3.65%, 03/01/47 (a)	150,000	125,905
3.63%, 03/01/48 (a)	50,000	41,409
3.85%, 11/01/48 (a)	100,000	86,854
3.90%, 05/01/49 (a)	100,000	87,449
3.75%, 02/01/50 (a)	175,000	152,676
5.81%, 05/01/50 (a)	1,000,000	1,135,345
3.95%, 08/01/59 (a)	150,000	133,024
5.93%, 05/01/60 (a)	650,000	760,152
The Timken Co.
4.50%, 12/15/28 (a)	100,000	107,533
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	102,524
Vulcan Materials Co.
3.90%, 04/01/27 (a)	100,000	106,461
3.50%, 06/01/30 (a)	200,000	208,677
4.50%, 06/15/47 (a)	150,000	159,477
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	115,589
3.50%, 05/01/29 (a)	100,000	109,819
2.60%, 02/01/30 (a)	150,000	154,733
Waste Management, Inc.
2.90%, 09/15/22 (a)	150,000	156,886
3.13%, 03/01/25 (a)	500,000	544,687
3.20%, 06/15/26 (a)	100,000	109,305
3.15%, 11/15/27 (a)	200,000	222,216
3.90%, 03/01/35 (a)	100,000	120,132
4.00%, 07/15/39 (a)	100,000	114,337
4.10%, 03/01/45 (a)	262,000	314,476
4.15%, 07/15/49 (a)	100,000	123,439
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(g)(h)	100,000	102,385
4.95%, 09/15/28 (a)(g)(h)	250,000	262,396
WW Grainger, Inc.
4.60%, 06/15/45 (a)	100,000	123,389
4.20%, 05/15/47 (a)	200,000	233,204
Xylem, Inc.
4.88%, 10/01/21	350,000	368,891
		62,910,273
Communications 2.5%
Activision Blizzard, Inc.
2.60%, 06/15/22 (a)	200,000	207,070
3.40%, 09/15/26 (a)	150,000	166,835
4.50%, 06/15/47 (a)	100,000	125,023
America Movil, S.A.B. de CV
3.13%, 07/16/22	200,000	205,972
3.63%, 04/22/29 (a)	200,000	218,911
2.88%, 05/07/30 (a)	200,000	208,711
6.38%, 03/01/35	200,000	286,655
6.13%, 03/30/40	430,000	593,725
4.38%, 04/22/49 (a)	200,000	238,727
American Tower Corp.
4.70%, 03/15/22	200,000	213,450
3.50%, 01/31/23	100,000	106,538
3.00%, 06/15/23	150,000	158,657
5.00%, 02/15/24	350,000	398,151
3.38%, 05/15/24 (a)	100,000	107,917
2.95%, 01/15/25 (a)	150,000	160,049

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.40%, 03/15/25 (a)	150,000	157,098
4.00%, 06/01/25 (a)	150,000	168,213
3.38%, 10/15/26 (a)	150,000	164,799
2.75%, 01/15/27 (a)	150,000	160,039
3.13%, 01/15/27 (a)	130,000	139,602
3.55%, 07/15/27 (a)	200,000	219,300
3.60%, 01/15/28 (a)	100,000	109,621
3.95%, 03/15/29 (a)	100,000	113,353
3.80%, 08/15/29 (a)	250,000	281,281
2.90%, 01/15/30 (a)	150,000	159,650
3.70%, 10/15/49 (a)	100,000	111,657
AT&T, Inc.
3.88%, 08/15/21	250,000	259,340
3.00%, 02/15/22	100,000	103,591
3.20%, 03/01/22 (a)	200,000	207,355
3.80%, 03/15/22	200,000	210,189
3.00%, 06/30/22 (a)	600,000	623,166
2.63%, 12/01/22 (a)	250,000	258,551
3.60%, 02/17/23 (a)	200,000	212,755
4.05%, 12/15/23	200,000	219,481
3.80%, 03/01/24 (a)	500,000	541,122
4.45%, 04/01/24 (a)	150,000	165,575
3.55%, 06/01/24 (a)	350,000	377,664
3.95%, 01/15/25 (a)	300,000	329,170
3.40%, 05/15/25 (a)	680,000	734,318
3.60%, 07/15/25 (a)	200,000	217,595
3.88%, 01/15/26 (a)	400,000	440,908
4.13%, 02/17/26 (a)	350,000	390,672
2.95%, 07/15/26 (a)	100,000	105,596
3.80%, 02/15/27 (a)	150,000	164,421
4.25%, 03/01/27 (a)	200,000	224,807
2.30%, 06/01/27 (a)	500,000	508,235
4.10%, 02/15/28 (a)	327,000	363,228
4.35%, 03/01/29 (a)	350,000	397,365
4.30%, 02/15/30 (a)	547,000	622,084
2.75%, 06/01/31 (a)	500,000	506,647
6.15%, 09/15/34	200,000	268,486
4.50%, 05/15/35 (a)	350,000	402,227
5.25%, 03/01/37 (a)	500,000	611,822
4.90%, 08/15/37 (a)	250,000	294,406
6.30%, 01/15/38	100,000	134,964
6.55%, 02/15/39	100,000	135,919
4.85%, 03/01/39 (a)	350,000	410,319
6.35%, 03/15/40	100,000	133,486
6.10%, 07/15/40	150,000	197,290
6.00%, 08/15/40 (a)	250,000	324,914
5.35%, 09/01/40	400,000	501,944
6.38%, 03/01/41	200,000	274,983
3.50%, 06/01/41 (a)	550,000	556,171
5.55%, 08/15/41	150,000	188,750
5.38%, 10/15/41	100,000	123,412
5.15%, 03/15/42	200,000	241,687
4.90%, 06/15/42	150,000	174,727
4.30%, 12/15/42 (a)	400,000	443,796
5.35%, 12/15/43	100,000	123,983
4.65%, 06/01/44 (a)	150,000	172,153
4.80%, 06/15/44 (a)	400,000	466,828
4.35%, 06/15/45 (a)	450,000	499,214
4.85%, 07/15/45 (a)	100,000	117,052
4.75%, 05/15/46 (a)	500,000	582,267
5.15%, 11/15/46 (a)	250,000	307,365
5.65%, 02/15/47 (a)	300,000	389,190
5.45%, 03/01/47 (a)	350,000	443,343
4.50%, 03/09/48 (a)	874,000	996,535
4.55%, 03/09/49 (a)	400,000	456,784
5.15%, 02/15/50 (a)	400,000	498,406
3.65%, 06/01/51 (a)	300,000	303,591
5.70%, 03/01/57 (a)	100,000	133,284
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.30%, 08/15/58 (a)	100,000	126,511
3.85%, 06/01/60 (a)	300,000	305,481
Bell Canada, Inc.
4.46%, 04/01/48 (a)	150,000	193,032
4.30%, 07/29/49 (a)	100,000	122,901
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	218,543
5.13%, 12/04/28 (a)	250,000	300,292
9.63%, 12/15/30 (g)(h)	300,000	479,880
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	200,000	214,295
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	500,000	532,375
4.50%, 02/01/24 (a)	250,000	276,041
4.91%, 07/23/25 (a)	750,000	857,674
3.75%, 02/15/28 (a)	200,000	216,676
4.20%, 03/15/28 (a)	200,000	222,168
5.05%, 03/30/29 (a)	200,000	234,341
2.80%, 04/01/31 (a)	350,000	351,011
6.38%, 10/23/35 (a)	330,000	433,394
5.38%, 04/01/38 (a)	150,000	178,919
6.48%, 10/23/45 (a)	600,000	786,381
5.38%, 05/01/47 (a)	450,000	533,320
5.75%, 04/01/48 (a)	350,000	435,416
5.13%, 07/01/49 (a)	200,000	235,372
4.80%, 03/01/50 (a)	400,000	448,016
3.70%, 04/01/51 (a)	300,000	290,914
6.83%, 10/23/55 (a)	100,000	134,494
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	200,000	243,127
Comcast Corp.
3.13%, 07/15/22	250,000	264,360
2.85%, 01/15/23	250,000	264,706
2.75%, 03/01/23 (a)	250,000	264,164
3.00%, 02/01/24 (a)	300,000	323,283
3.60%, 03/01/24	100,000	110,329
3.70%, 04/15/24 (a)	400,000	442,520
3.38%, 02/15/25 (a)	200,000	220,496
3.10%, 04/01/25 (a)	100,000	109,539
3.38%, 08/15/25 (a)	150,000	166,748
3.95%, 10/15/25 (a)	650,000	744,643
3.15%, 03/01/26 (a)	150,000	166,176
3.30%, 02/01/27 (a)	300,000	332,848
3.30%, 04/01/27 (a)	200,000	223,096
3.15%, 02/15/28 (a)	350,000	384,872
3.55%, 05/01/28 (a)	200,000	226,882
4.15%, 10/15/28 (a)	500,000	592,722
2.65%, 02/01/30 (a)	300,000	320,011
3.40%, 04/01/30 (a)	250,000	283,372
4.25%, 10/15/30 (a)	250,000	302,017
1.95%, 01/15/31 (a)	300,000	300,838
4.25%, 01/15/33	250,000	304,777
7.05%, 03/15/33	350,000	536,510
4.20%, 08/15/34 (a)	250,000	305,570
5.65%, 06/15/35	100,000	141,967
4.40%, 08/15/35 (a)	150,000	188,303
6.50%, 11/15/35	95,000	141,306
3.20%, 07/15/36 (a)	100,000	109,003
6.45%, 03/15/37	100,000	147,635
6.95%, 08/15/37	150,000	228,706
3.90%, 03/01/38 (a)	250,000	292,890
6.40%, 05/15/38	100,000	147,349
4.60%, 10/15/38 (a)	500,000	623,970
6.55%, 07/01/39	100,000	147,908
3.25%, 11/01/39 (a)	200,000	219,392
6.40%, 03/01/40	150,000	224,054

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 04/01/40 (a)	500,000	574,470
4.65%, 07/15/42	250,000	318,540
4.50%, 01/15/43	100,000	123,303
4.75%, 03/01/44	300,000	389,029
4.60%, 08/15/45 (a)	300,000	380,751
3.40%, 07/15/46 (a)	200,000	219,419
4.00%, 08/15/47 (a)	100,000	120,015
3.97%, 11/01/47 (a)	300,000	355,863
4.00%, 03/01/48 (a)	200,000	238,913
4.70%, 10/15/48 (a)	760,000	999,358
4.00%, 11/01/49 (a)	400,000	478,334
3.45%, 02/01/50 (a)	250,000	279,616
4.05%, 11/01/52 (a)	250,000	302,259
4.95%, 10/15/58 (a)	350,000	494,217
Crown Castle International Corp.
2.25%, 09/01/21 (a)	250,000	253,704
4.88%, 04/15/22	330,000	352,881
5.25%, 01/15/23	350,000	385,884
3.15%, 07/15/23 (a)	150,000	159,519
4.45%, 02/15/26 (a)	195,000	221,372
3.70%, 06/15/26 (a)	100,000	109,966
3.80%, 02/15/28 (a)	150,000	166,637
4.30%, 02/15/29 (a)	100,000	115,237
3.30%, 07/01/30 (a)	200,000	216,754
4.75%, 05/15/47 (a)	200,000	247,675
4.15%, 07/01/50 (a)	150,000	175,533
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)(h)	550,000	832,780
9.25%, 06/01/32	150,000	241,674
Discovery Communications LLC
3.80%, 03/13/24 (a)	250,000	264,279
4.90%, 03/11/26 (a)	100,000	112,234
3.95%, 03/20/28 (a)	250,000	269,891
4.13%, 05/15/29 (a)	300,000	320,527
3.63%, 05/15/30 (a)	250,000	264,769
5.00%, 09/20/37 (a)	150,000	164,930
6.35%, 06/01/40	200,000	250,806
4.88%, 04/01/43	150,000	161,346
5.20%, 09/20/47 (a)	260,000	290,601
5.30%, 05/15/49 (a)	150,000	170,193
4.65%, 05/15/50 (a)	200,000	214,209
Fox Corp.
3.67%, 01/25/22	150,000	156,794
4.03%, 01/25/24 (a)	250,000	275,087
3.05%, 04/07/25 (a)	100,000	106,750
4.71%, 01/25/29 (a)	300,000	351,747
5.48%, 01/25/39 (a)	300,000	386,188
5.58%, 01/25/49 (a)	250,000	337,135
Grupo Televisa S.A.B.
6.63%, 03/18/25	200,000	230,684
5.00%, 05/13/45 (a)	300,000	317,220
5.25%, 05/24/49 (a)	200,000	219,536
Koninklijke KPN N.V.
8.38%, 10/01/30	100,000	145,094
Moody’s Corp.
2.75%, 12/15/21 (a)	250,000	257,300
4.50%, 09/01/22 (a)	150,000	161,057
2.63%, 01/15/23 (a)	150,000	156,739
3.75%, 03/24/25 (a)	200,000	223,926
4.25%, 02/01/29 (a)	150,000	176,600
4.88%, 12/17/48 (a)	150,000	195,601
NBCUniversal Media LLC
2.88%, 01/15/23	200,000	211,943
6.40%, 04/30/40	100,000	148,036
5.95%, 04/01/41	100,000	145,106
4.45%, 01/15/43	230,000	283,500
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	100,000	93,753
4.20%, 06/01/30 (a)	100,000	108,905
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	250,000	263,164
3.65%, 11/01/24 (a)	130,000	140,873
3.60%, 04/15/26 (a)	250,000	271,656
Orange S.A.
9.00%, 03/01/31 (c)	400,000	652,478
5.38%, 01/13/42	150,000	210,693
5.50%, 02/06/44 (a)	150,000	221,516
RELX Capital, Inc.
3.50%, 03/16/23 (a)	100,000	106,099
4.00%, 03/18/29 (a)	150,000	168,206
3.00%, 05/22/30 (a)	250,000	263,014
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	150,000	158,985
4.10%, 10/01/23 (a)	150,000	166,838
3.63%, 12/15/25 (a)	100,000	112,372
2.90%, 11/15/26 (a)	150,000	163,226
4.50%, 03/15/43 (a)	100,000	119,882
5.45%, 10/01/43 (a)	200,000	269,639
5.00%, 03/15/44 (a)	330,000	431,709
4.30%, 02/15/48 (a)	100,000	124,090
4.35%, 05/01/49 (a)	150,000	185,852
3.70%, 11/15/49 (a)	150,000	167,422
S&P Global, Inc.
4.00%, 06/15/25 (a)	300,000	343,959
2.50%, 12/01/29 (a)	100,000	107,248
4.50%, 05/15/48 (a)	100,000	129,193
3.25%, 12/01/49 (a)	100,000	106,874
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)(e)	500,000	535,745
3.75%, 04/15/27 (a)(e)	750,000	811,601
3.88%, 04/15/30 (a)(e)	1,200,000	1,303,602
4.38%, 04/15/40 (a)(e)	350,000	389,160
4.50%, 04/15/50 (a)(e)	500,000	570,407
TCI Communications, Inc.
7.13%, 02/15/28	230,000	319,097
Telefonica Emisiones S.A.
4.57%, 04/27/23	150,000	163,206
4.10%, 03/08/27	450,000	499,896
7.05%, 06/20/36	365,000	524,032
4.67%, 03/06/38	150,000	171,639
5.21%, 03/08/47	500,000	607,762
4.90%, 03/06/48	150,000	176,399
5.52%, 03/01/49 (a)	150,000	188,891
Telefonica Europe BV
8.25%, 09/15/30	100,000	150,485
TELUS Corp.
3.70%, 09/15/27 (a)	200,000	219,897
4.30%, 06/15/49 (a)	150,000	175,190
The Interpublic Group of Cos., Inc.
4.20%, 04/15/24	350,000	371,269
4.75%, 03/30/30 (a)	150,000	168,371
5.40%, 10/01/48 (a)	100,000	107,825
The Walt Disney Co.
1.65%, 09/01/22	200,000	204,341
3.00%, 09/15/22	150,000	157,608
1.75%, 08/30/24 (a)	150,000	154,626
3.70%, 09/15/24 (a)	300,000	333,634
3.35%, 03/24/25	250,000	275,335
3.70%, 10/15/25 (a)	200,000	225,095
1.75%, 01/13/26	300,000	308,668
3.70%, 03/23/27	100,000	113,782
2.20%, 01/13/28	200,000	208,855

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 09/01/29 (a)	350,000	355,292
3.80%, 03/22/30	200,000	233,863
6.55%, 03/15/33	300,000	430,687
6.20%, 12/15/34	150,000	215,633
6.40%, 12/15/35	230,000	339,375
6.15%, 03/01/37	150,000	214,477
4.63%, 03/23/40 (a)	100,000	125,833
3.50%, 05/13/40 (a)	500,000	550,870
4.75%, 09/15/44 (a)	150,000	190,340
4.95%, 10/15/45 (a)	200,000	259,739
4.75%, 11/15/46 (a)	100,000	126,174
2.75%, 09/01/49 (a)	350,000	342,074
4.70%, 03/23/50 (a)	300,000	395,166
3.60%, 01/13/51 (a)	500,000	558,992
3.80%, 05/13/60 (a)	300,000	343,639
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	150,000	164,025
5.65%, 11/23/43 (a)	150,000	193,427
Time Warner Cable LLC
6.55%, 05/01/37	200,000	255,511
7.30%, 07/01/38	150,000	201,171
6.75%, 06/15/39	250,000	327,746
5.88%, 11/15/40 (a)	324,000	396,563
5.50%, 09/01/41 (a)	250,000	294,962
4.50%, 09/15/42 (a)	200,000	213,613
Time Warner Entertainment Co. LP
8.38%, 03/15/23	107,000	126,197
8.38%, 07/15/33	200,000	292,014
TWDC Enterprises 18 Corp.
3.75%, 06/01/21	150,000	154,824
2.35%, 12/01/22	200,000	208,267
3.00%, 02/13/26	350,000	384,585
1.85%, 07/30/26	150,000	154,461
2.95%, 06/15/27 (i)	200,000	218,609
4.13%, 06/01/44	250,000	304,724
3.00%, 07/30/46	100,000	102,010
Verizon Communications, Inc.
2.95%, 03/15/22	300,000	313,425
3.13%, 03/16/22	200,000	209,412
2.45%, 11/01/22 (a)	200,000	208,458
5.15%, 09/15/23	530,000	605,695
4.15%, 03/15/24 (a)	330,000	368,237
3.50%, 11/01/24 (a)	330,000	364,160
3.38%, 02/15/25	500,000	554,787
2.63%, 08/15/26	300,000	323,641
4.13%, 03/16/27	500,000	583,072
4.33%, 09/21/28	700,000	835,114
3.88%, 02/08/29 (a)	200,000	232,734
4.02%, 12/03/29 (a)	800,000	943,524
3.15%, 03/22/30 (a)	250,000	277,782
7.75%, 12/01/30	52,000	78,645
4.50%, 08/10/33	450,000	559,161
4.40%, 11/01/34 (a)	630,000	771,781
4.27%, 01/15/36	505,000	612,863
5.25%, 03/16/37	400,000	539,406
4.81%, 03/15/39	150,000	193,694
4.75%, 11/01/41	274,000	360,352
3.85%, 11/01/42 (a)	200,000	235,596
6.55%, 09/15/43	100,000	155,432
4.13%, 08/15/46	200,000	246,569
4.86%, 08/21/46	650,000	879,170
5.50%, 03/16/47	300,000	443,221
4.52%, 09/15/48	600,000	787,749
5.01%, 04/15/49	450,000	626,861
4.00%, 03/22/50 (a)	150,000	184,797
5.01%, 08/21/54	250,000	359,966
4.67%, 03/15/55	500,000	690,047
Security Rate, Maturity Date	Face Amount ($)	Value ($)
ViacomCBS, Inc.
3.38%, 03/01/22 (a)	150,000	154,744
4.25%, 09/01/23 (a)	263,000	279,998
3.88%, 04/01/24 (a)	150,000	159,065
3.70%, 08/15/24 (a)	250,000	265,909
3.50%, 01/15/25 (a)	330,000	345,711
4.75%, 05/15/25 (a)	200,000	219,309
2.90%, 01/15/27 (a)	150,000	148,843
4.20%, 06/01/29 (a)	150,000	160,189
7.88%, 07/30/30	50,000	67,780
4.95%, 01/15/31 (a)	100,000	110,410
4.20%, 05/19/32 (a)	300,000	314,305
6.88%, 04/30/36	150,000	183,776
4.38%, 03/15/43	250,000	239,280
5.85%, 09/01/43 (a)	250,000	271,531
5.25%, 04/01/44 (a)	100,000	103,427
4.90%, 08/15/44 (a)	195,000	192,893
4.60%, 01/15/45 (a)	130,000	127,321
4.95%, 05/19/50 (a)	200,000	206,523
Vodafone Group PLC
2.50%, 09/26/22	250,000	258,308
3.75%, 01/16/24	300,000	326,280
4.13%, 05/30/25	250,000	282,467
4.38%, 05/30/28	550,000	644,625
7.88%, 02/15/30	150,000	215,158
6.15%, 02/27/37	250,000	335,779
5.00%, 05/30/38	250,000	307,779
4.38%, 02/19/43	150,000	170,433
5.25%, 05/30/48	500,000	651,005
4.88%, 06/19/49	350,000	433,310
4.25%, 09/17/50	250,000	288,635
5.13%, 06/19/59	100,000	125,248
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	204,826
WPP Finance 2010
3.63%, 09/07/22	100,000	103,786
3.75%, 09/19/24	100,000	106,695
		102,920,830
Consumer Cyclical 1.9%
Advance Auto Parts, Inc.
4.50%, 01/15/22 (a)	150,000	155,694
3.90%, 04/15/30 (a)(e)	100,000	102,432
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	200,000	205,234
2.80%, 06/06/23 (a)	150,000	156,733
3.60%, 11/28/24 (a)	400,000	435,682
3.40%, 12/06/27 (a)	300,000	332,964
4.50%, 11/28/34 (a)	250,000	307,169
4.00%, 12/06/37 (a)	200,000	230,822
4.20%, 12/06/47 (a)	200,000	240,087
4.40%, 12/06/57 (a)	200,000	249,962
Amazon.com, Inc.
2.50%, 11/29/22 (a)	230,000	241,395
2.40%, 02/22/23 (a)	200,000	211,084
2.80%, 08/22/24 (a)	250,000	272,405
3.80%, 12/05/24 (a)	195,000	221,825
5.20%, 12/03/25 (a)	100,000	122,781
3.15%, 08/22/27 (a)	650,000	739,814
4.80%, 12/05/34 (a)	150,000	202,637
3.88%, 08/22/37 (a)	600,000	737,463
4.95%, 12/05/44 (a)	230,000	327,321
4.05%, 08/22/47 (a)	600,000	792,936
4.25%, 08/22/57 (a)	400,000	555,310
American Honda Finance Corp.
1.70%, 09/09/21	150,000	151,180
2.20%, 06/27/22	200,000	203,742

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.05%, 01/10/23	150,000	152,909
1.95%, 05/10/23	200,000	203,427
2.90%, 02/16/24	390,000	409,192
2.40%, 06/27/24	300,000	308,851
2.30%, 09/09/26	300,000	306,708
2.35%, 01/08/27	50,000	50,758
3.50%, 02/15/28	100,000	108,155
Aptiv Corp.
4.15%, 03/15/24 (a)	100,000	105,641
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	149,695
5.40%, 03/15/49 (a)	100,000	96,047
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	225,901
AutoNation, Inc.
3.50%, 11/15/24 (a)	250,000	252,129
4.75%, 06/01/30 (a)	250,000	261,232
AutoZone, Inc.
2.88%, 01/15/23 (a)	250,000	259,647
3.13%, 07/15/23 (a)	100,000	105,068
3.25%, 04/15/25 (a)	200,000	215,772
3.75%, 04/18/29 (a)	150,000	165,164
4.00%, 04/15/30 (a)	150,000	169,341
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	110,952
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	106,321
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	250,000	259,705
4.10%, 04/13/25 (a)	200,000	218,421
3.60%, 06/01/26 (a)	150,000	160,630
4.50%, 04/13/27 (a)	200,000	223,078
4.63%, 04/13/30 (a)	250,000	286,622
BorgWarner, Inc.
3.38%, 03/15/25 (a)	100,000	106,052
4.38%, 03/15/45 (a)	100,000	97,181
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	94,154
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	200,000	216,612
3.00%, 05/18/27 (a)	400,000	458,622
1.60%, 04/20/30 (a)	100,000	101,214
1.75%, 04/20/32 (a)	400,000	404,858
Cummins, Inc.
4.88%, 10/01/43 (a)	150,000	199,116
D.R. Horton, Inc.
5.75%, 08/15/23 (a)	250,000	278,404
2.60%, 10/15/25 (a)	175,000	179,769
Daimler Finance North America LLC
8.50%, 01/18/31	200,000	286,714
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	200,000	201,658
Dollar General Corp.
3.25%, 04/15/23 (a)	100,000	106,442
3.88%, 04/15/27 (a)	200,000	225,839
4.13%, 05/01/28 (a)	100,000	114,626
3.50%, 04/03/30 (a)	200,000	224,181
4.13%, 04/03/50 (a)	100,000	119,832
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	100,000	106,674
4.00%, 05/15/25 (a)	100,000	112,076
4.20%, 05/15/28 (a)	250,000	283,035
eBay, Inc.
3.80%, 03/09/22 (a)	100,000	104,898
2.60%, 07/15/22 (a)	195,000	201,313
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 01/30/23 (a)	300,000	313,156
3.45%, 08/01/24 (a)	200,000	216,539
3.60%, 06/05/27 (a)	150,000	163,984
2.70%, 03/11/30 (a)	100,000	104,044
4.00%, 07/15/42 (a)	150,000	156,720
Expedia Group, Inc.
4.50%, 08/15/24 (a)	150,000	155,158
5.00%, 02/15/26 (a)	200,000	204,876
3.80%, 02/15/28 (a)	200,000	184,794
3.25%, 02/15/30 (a)	200,000	177,420
General Motors Co.
4.88%, 10/02/23	462,000	478,875
5.40%, 10/02/23	250,000	263,801
6.13%, 10/01/25 (a)	300,000	327,649
4.20%, 10/01/27 (a)	300,000	295,693
5.00%, 10/01/28 (a)	250,000	258,705
5.00%, 04/01/35	200,000	201,573
6.60%, 04/01/36 (a)	100,000	106,933
5.15%, 04/01/38 (a)	250,000	239,890
6.25%, 10/02/43	350,000	365,787
5.20%, 04/01/45	100,000	93,108
6.75%, 04/01/46 (a)	100,000	109,276
5.40%, 04/01/48 (a)	75,000	71,412
5.95%, 04/01/49 (a)	200,000	207,012
General Motors Financial Co., Inc.
3.20%, 07/06/21 (a)	650,000	650,387
4.20%, 11/06/21	150,000	152,212
3.45%, 04/10/22 (a)	500,000	501,197
3.55%, 07/08/22	350,000	350,810
3.25%, 01/05/23 (a)	250,000	248,766
5.20%, 03/20/23	250,000	260,956
3.70%, 05/09/23 (a)	312,000	311,991
5.10%, 01/17/24 (a)	200,000	208,039
3.95%, 04/13/24 (a)	150,000	150,414
3.50%, 11/07/24 (a)	150,000	147,802
4.00%, 01/15/25 (a)	100,000	100,737
2.90%, 02/26/25 (a)	200,000	192,995
4.35%, 04/09/25 (a)	150,000	152,701
5.25%, 03/01/26 (a)	450,000	472,225
4.35%, 01/17/27 (a)	200,000	200,331
3.85%, 01/05/28 (a)	150,000	145,618
5.65%, 01/17/29 (a)	100,000	109,491
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	250,000	251,495
5.25%, 06/01/25 (a)	100,000	100,616
5.38%, 04/15/26 (a)	150,000	151,126
5.75%, 06/01/28 (a)	100,000	101,211
5.30%, 01/15/29 (a)	100,000	96,620
4.00%, 01/15/30 (a)	100,000	88,247
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	101,846
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	81,886
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	200,000	194,960
5.38%, 04/23/25 (a)	100,000	104,708
4.38%, 09/15/28 (a)	150,000	148,239
IHS Markit Ltd.
4.13%, 08/01/23 (a)	100,000	107,785
4.75%, 08/01/28 (a)	150,000	172,470
4.25%, 05/01/29 (a)	175,000	193,548
JD.com, Inc.
3.88%, 04/29/26	200,000	217,042
3.38%, 01/14/30 (a)	200,000	211,501
Kohl’s Corp.
9.50%, 05/15/25 (a)	100,000	106,955
4.25%, 07/17/25 (a)	250,000	227,141

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	250,000	242,564
2.90%, 06/25/25 (a)	100,000	94,618
3.50%, 08/18/26 (a)	150,000	144,834
3.90%, 08/08/29 (a)	150,000	142,588
Lear Corp.
3.80%, 09/15/27 (a)	50,000	47,818
4.25%, 05/15/29 (a)	50,000	49,122
3.50%, 05/30/30 (a)	150,000	134,448
5.25%, 05/15/49 (a)	100,000	91,049
Lowe’s Cos., Inc.
3.12%, 04/15/22 (a)	150,000	156,181
3.88%, 09/15/23 (a)	100,000	109,747
3.13%, 09/15/24 (a)	100,000	108,418
3.38%, 09/15/25 (a)	474,000	524,310
2.50%, 04/15/26 (a)	200,000	212,809
3.10%, 05/03/27 (a)	250,000	272,902
3.65%, 04/05/29 (a)	200,000	226,701
4.50%, 04/15/30 (a)	200,000	241,097
5.00%, 04/15/40 (a)	100,000	128,230
4.65%, 04/15/42 (a)	195,000	238,235
4.25%, 09/15/44 (a)	100,000	116,418
4.38%, 09/15/45 (a)	100,000	118,656
3.70%, 04/15/46 (a)	150,000	165,893
4.05%, 05/03/47 (a)	250,000	289,509
4.55%, 04/05/49 (a)	200,000	250,009
5.13%, 04/15/50 (a)	250,000	339,684
Magna International, Inc.
3.63%, 06/15/24 (a)	200,000	214,704
Marriott International, Inc.
2.13%, 10/03/22	150,000	145,498
3.75%, 03/15/25 (a)	330,000	322,973
5.75%, 05/01/25 (a)	300,000	325,536
3.13%, 06/15/26 (a)	150,000	143,399
4.00%, 04/15/28 (a)	100,000	96,822
Mastercard, Inc.
2.00%, 11/21/21 (a)	250,000	256,062
2.00%, 03/03/25 (a)	150,000	158,829
2.95%, 11/21/26 (a)	250,000	279,271
3.30%, 03/26/27 (a)	150,000	170,691
3.50%, 02/26/28 (a)	100,000	115,594
2.95%, 06/01/29 (a)	150,000	168,499
3.35%, 03/26/30 (a)	200,000	231,952
3.95%, 02/26/48 (a)	150,000	188,627
3.65%, 06/01/49 (a)	250,000	301,199
3.85%, 03/26/50 (a)	200,000	255,637
McDonald’s Corp.
2.63%, 01/15/22	250,000	258,570
3.35%, 04/01/23 (a)	150,000	161,320
3.38%, 05/26/25 (a)	150,000	165,456
3.30%, 07/01/25 (a)	100,000	110,663
1.45%, 09/01/25 (a)	150,000	153,183
3.70%, 01/30/26 (a)	330,000	371,648
3.50%, 03/01/27 (a)	200,000	222,552
3.50%, 07/01/27 (a)	200,000	223,796
3.80%, 04/01/28 (a)	350,000	401,551
2.63%, 09/01/29 (a)	100,000	105,284
2.13%, 03/01/30 (a)	100,000	101,410
3.60%, 07/01/30 (a)	150,000	169,944
4.70%, 12/09/35 (a)	250,000	315,987
5.70%, 02/01/39	150,000	199,954
4.88%, 07/15/40	100,000	124,006
3.70%, 02/15/42	100,000	110,257
4.60%, 05/26/45 (a)	100,000	122,380
4.88%, 12/09/45 (a)	270,000	342,950
4.45%, 03/01/47 (a)	100,000	122,155
4.45%, 09/01/48 (a)	250,000	307,097
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 09/01/49 (a)	300,000	328,543
4.20%, 04/01/50 (a)	100,000	119,501
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	105,516
2.40%, 03/27/25 (a)	150,000	161,021
2.38%, 11/01/26 (a)	100,000	109,623
2.75%, 03/27/27 (a)	350,000	383,215
2.85%, 03/27/30 (a)	200,000	222,834
3.25%, 03/27/40 (a)	150,000	168,505
3.38%, 11/01/46 (a)	350,000	400,554
3.38%, 03/27/50 (a)	200,000	232,821
Nordstrom, Inc.
4.00%, 03/15/27 (a)	196,000	153,627
4.38%, 04/01/30 (a)	100,000	74,037
5.00%, 01/15/44 (a)	100,000	66,703
NVR, Inc.
3.95%, 09/15/22 (a)	100,000	106,794
3.00%, 05/15/30 (a)	200,000	202,802
O'Reilly Automotive, Inc.
3.80%, 09/01/22 (a)	150,000	155,383
3.60%, 09/01/27 (a)	150,000	163,142
4.35%, 06/01/28 (a)	200,000	227,518
PACCAR Financial Corp.
3.15%, 08/09/21	150,000	154,433
2.65%, 05/10/22	150,000	155,090
2.00%, 09/26/22	100,000	102,070
2.65%, 04/06/23	150,000	157,388
1.80%, 02/06/25	100,000	103,130
Ross Stores, Inc.
4.70%, 04/15/27 (a)	100,000	113,090
4.80%, 04/15/30 (a)	150,000	174,368
5.45%, 04/15/50 (a)	100,000	125,328
Sands China Ltd.
4.60%, 08/08/23 (a)	500,000	520,842
5.13%, 08/08/25 (a)	200,000	210,798
5.40%, 08/08/28 (a)	400,000	427,666
Starbucks Corp.
1.30%, 05/07/22	150,000	152,013
2.70%, 06/15/22 (a)	150,000	155,706
3.10%, 03/01/23 (a)	100,000	106,412
3.85%, 10/01/23 (a)	245,000	267,141
3.80%, 08/15/25 (a)	150,000	168,112
4.00%, 11/15/28 (a)	150,000	170,416
3.55%, 08/15/29 (a)	200,000	221,439
2.25%, 03/12/30 (a)	100,000	100,217
2.55%, 11/15/30 (a)	195,000	199,624
3.75%, 12/01/47 (a)	250,000	264,639
4.50%, 11/15/48 (a)	100,000	115,976
4.45%, 08/15/49 (a)	150,000	176,267
3.35%, 03/12/50 (a)	100,000	99,700
3.50%, 11/15/50 (a)	200,000	204,945
Tapestry, Inc.
4.25%, 04/01/25 (a)	150,000	132,886
4.13%, 07/15/27 (a)	100,000	83,185
Target Corp.
2.90%, 01/15/22	150,000	156,476
3.50%, 07/01/24	263,000	293,029
2.25%, 04/15/25 (a)	300,000	320,844
2.50%, 04/15/26	200,000	219,618
3.38%, 04/15/29 (a)	150,000	171,775
2.35%, 02/15/30 (a)	150,000	159,958
2.65%, 09/15/30 (a)	150,000	163,657
6.50%, 10/15/37	100,000	152,903
7.00%, 01/15/38	100,000	159,687
4.00%, 07/01/42	75,000	93,772
3.90%, 11/15/47 (a)	400,000	508,624

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Home Depot, Inc.
3.25%, 03/01/22	250,000	262,937
2.63%, 06/01/22 (a)	250,000	260,872
2.70%, 04/01/23 (a)	150,000	158,729
3.75%, 02/15/24 (a)	195,000	215,666
3.35%, 09/15/25 (a)	200,000	224,658
3.00%, 04/01/26 (a)	150,000	168,239
2.13%, 09/15/26 (a)	200,000	215,650
2.50%, 04/15/27 (a)	100,000	108,976
2.80%, 09/14/27 (a)	150,000	170,423
2.95%, 06/15/29 (a)	350,000	388,416
2.70%, 04/15/30 (a)	200,000	218,848
5.88%, 12/16/36	755,000	1,095,830
3.30%, 04/15/40 (a)	200,000	223,743
5.40%, 09/15/40 (a)	100,000	140,878
4.20%, 04/01/43 (a)	230,000	282,661
4.88%, 02/15/44 (a)	195,000	265,998
4.40%, 03/15/45 (a)	150,000	191,224
4.25%, 04/01/46 (a)	350,000	442,183
3.90%, 06/15/47 (a)	100,000	121,395
4.50%, 12/06/48 (a)	350,000	464,739
3.13%, 12/15/49 (a)	200,000	217,365
3.35%, 04/15/50 (a)	200,000	226,850
3.50%, 09/15/56 (a)	150,000	172,987
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	250,000	260,884
3.50%, 04/15/25 (a)	200,000	223,155
2.25%, 09/15/26 (a)	200,000	211,202
3.75%, 04/15/27 (a)	100,000	113,221
3.88%, 04/15/30 (a)	250,000	294,164
4.50%, 04/15/50 (a)	100,000	127,558
The Western Union Co.
4.25%, 06/09/23 (a)	100,000	108,531
2.85%, 01/10/25 (a)	100,000	103,796
6.20%, 11/17/36	100,000	110,758
Toyota Motor Corp.
3.42%, 07/20/23	200,000	214,180
3.67%, 07/20/28	150,000	170,955
Toyota Motor Credit Corp.
3.40%, 09/15/21	389,000	402,160
2.60%, 01/11/22	150,000	153,961
3.30%, 01/12/22	250,000	259,601
1.15%, 05/26/22	500,000	502,492
2.15%, 09/08/22	500,000	513,542
2.63%, 01/10/23	100,000	104,083
2.90%, 03/30/23	200,000	210,454
1.35%, 08/25/23	200,000	201,889
3.45%, 09/20/23	100,000	107,795
3.35%, 01/08/24	150,000	161,544
2.90%, 04/17/24	200,000	213,025
2.00%, 10/07/24	100,000	104,123
1.80%, 02/13/25	400,000	409,686
3.00%, 04/01/25	200,000	217,548
3.20%, 01/11/27	150,000	164,121
3.65%, 01/08/29	150,000	170,233
2.15%, 02/13/30	100,000	101,970
3.38%, 04/01/30	200,000	225,256
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	100,000	121,260
VF Corp.
2.40%, 04/23/25 (a)	350,000	364,252
2.95%, 04/23/30 (a)	200,000	209,200
Visa, Inc.
2.15%, 09/15/22 (a)	200,000	208,073
2.80%, 12/14/22 (a)	400,000	422,898
3.15%, 12/14/25 (a)	600,000	674,589
1.90%, 04/15/27 (a)	300,000	314,464
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.05%, 04/15/30 (a)	300,000	314,410
4.15%, 12/14/35 (a)	330,000	425,962
4.30%, 12/14/45 (a)	645,000	855,283
3.65%, 09/15/47 (a)	100,000	124,522
Walgreen Co.
3.10%, 09/15/22	150,000	156,737
4.40%, 09/15/42	400,000	408,060
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	580,000	625,472
3.45%, 06/01/26 (a)	300,000	317,908
3.20%, 04/15/30 (a)	150,000	151,540
4.65%, 06/01/46 (a)	100,000	104,217
4.10%, 04/15/50 (a)	150,000	146,352
Walmart, Inc.
3.13%, 06/23/21	600,000	617,349
2.35%, 12/15/22 (a)	250,000	262,460
2.55%, 04/11/23 (a)	500,000	527,672
3.40%, 06/26/23 (a)	450,000	488,371
3.30%, 04/22/24 (a)	250,000	273,756
2.85%, 07/08/24 (a)	200,000	217,425
2.65%, 12/15/24 (a)	200,000	216,487
3.55%, 06/26/25 (a)	250,000	282,250
3.05%, 07/08/26 (a)	150,000	168,304
3.70%, 06/26/28 (a)	500,000	592,467
3.25%, 07/08/29 (a)	150,000	174,076
2.38%, 09/24/29 (a)	100,000	108,687
5.25%, 09/01/35	450,000	647,588
6.50%, 08/15/37	150,000	235,803
3.95%, 06/28/38 (a)	250,000	309,416
5.63%, 04/01/40	100,000	147,669
5.00%, 10/25/40	150,000	210,120
5.63%, 04/15/41	200,000	301,295
4.30%, 04/22/44 (a)	500,000	651,485
3.63%, 12/15/47 (a)	150,000	182,127
4.05%, 06/29/48 (a)	400,000	515,216
2.95%, 09/24/49 (a)	150,000	167,247
		76,242,063
Consumer Non-Cyclical 4.5%
Abbott Laboratories
3.40%, 11/30/23 (a)	200,000	219,124
2.95%, 03/15/25 (a)	350,000	386,519
3.75%, 11/30/26 (a)	250,000	292,815
4.75%, 11/30/36 (a)	500,000	663,062
5.30%, 05/27/40	100,000	139,871
4.90%, 11/30/46 (a)	726,000	1,029,286
AbbVie, Inc.
3.38%, 11/14/21	150,000	155,612
2.15%, 11/19/21 (e)	250,000	254,579
3.45%, 03/15/22 (a)(e)	550,000	572,330
2.90%, 11/06/22	400,000	419,052
3.20%, 11/06/22 (a)	200,000	210,184
2.30%, 11/21/22 (e)	500,000	515,667
2.85%, 05/14/23 (a)	300,000	315,342
3.75%, 11/14/23 (a)	300,000	326,529
3.85%, 06/15/24 (a)(e)	450,000	492,392
2.60%, 11/21/24 (a)(e)	575,000	605,351
3.80%, 03/15/25 (a)(e)	750,000	828,007
3.60%, 05/14/25 (a)	600,000	661,965
3.20%, 05/14/26 (a)	350,000	380,294
2.95%, 11/21/26 (a)(e)	600,000	644,463
4.25%, 11/14/28 (a)	300,000	349,945
3.20%, 11/21/29 (a)(e)	900,000	973,386
4.55%, 03/15/35 (a)(e)	100,000	117,109
4.50%, 05/14/35 (a)	400,000	475,678
4.30%, 05/14/36 (a)	450,000	517,414
4.05%, 11/21/39 (a)(e)	700,000	789,386

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.63%, 10/01/42 (a)(e)	100,000	118,727
4.40%, 11/06/42	450,000	519,725
4.85%, 06/15/44 (a)(e)	150,000	179,237
4.75%, 03/15/45 (a)(e)	111,000	133,550
4.70%, 05/14/45 (a)	450,000	536,427
4.45%, 05/14/46 (a)	400,000	466,422
4.88%, 11/14/48 (a)	300,000	375,028
4.25%, 11/21/49 (a)(e)	950,000	1,093,269
Adventist Health System
3.63%, 03/01/49 (a)	100,000	98,649
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	56,716
3.39%, 10/15/49 (a)	100,000	107,876
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	150,000	159,005
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	104,201
Allina Health System
3.89%, 04/15/49	100,000	103,322
Altria Group, Inc.
3.49%, 02/14/22	150,000	156,305
2.85%, 08/09/22	150,000	155,618
2.95%, 05/02/23	450,000	472,511
4.00%, 01/31/24	200,000	218,292
3.80%, 02/14/24 (a)	250,000	271,454
2.35%, 05/06/25 (a)	170,000	176,613
4.40%, 02/14/26 (a)	100,000	114,476
2.63%, 09/16/26 (a)	100,000	104,680
4.80%, 02/14/29 (a)	450,000	520,047
3.40%, 05/06/30 (a)	200,000	211,425
5.80%, 02/14/39 (a)	300,000	366,954
4.25%, 08/09/42	200,000	208,274
4.50%, 05/02/43	100,000	107,961
5.38%, 01/31/44	245,000	290,414
3.88%, 09/16/46 (a)	200,000	198,122
5.95%, 02/14/49 (a)	400,000	516,660
4.45%, 05/06/50 (a)	200,000	217,516
6.20%, 02/14/59 (a)	150,000	194,500
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	200,000	214,238
3.25%, 03/01/25 (a)	100,000	107,459
3.45%, 12/15/27 (a)	100,000	110,743
2.80%, 05/15/30 (a)	150,000	153,946
4.25%, 03/01/45 (a)	50,000	55,131
4.30%, 12/15/47 (a)	100,000	110,128
Amgen, Inc.
2.70%, 05/01/22 (a)	100,000	103,663
2.65%, 05/11/22 (a)	300,000	311,187
3.63%, 05/15/22 (a)	250,000	262,656
2.25%, 08/19/23 (a)	200,000	208,824
3.63%, 05/22/24 (a)	250,000	274,016
1.90%, 02/21/25 (a)	100,000	103,897
3.13%, 05/01/25 (a)	150,000	164,262
2.60%, 08/19/26 (a)	330,000	353,390
2.20%, 02/21/27 (a)	300,000	312,504
3.20%, 11/02/27 (a)	150,000	167,060
2.45%, 02/21/30 (a)	200,000	210,066
2.30%, 02/25/31 (a)	225,000	232,599
6.38%, 06/01/37	100,000	144,754
6.40%, 02/01/39	100,000	145,693
3.15%, 02/21/40 (a)	400,000	422,590
4.95%, 10/01/41	100,000	129,207
5.15%, 11/15/41 (a)	200,000	267,863
4.40%, 05/01/45 (a)	350,000	431,259
4.56%, 06/15/48 (a)	150,000	189,703
3.38%, 02/21/50 (a)	400,000	431,260
4.66%, 06/15/51 (a)	725,000	948,423
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	550,000	608,234
4.70%, 02/01/36 (a)	855,000	973,828
4.90%, 02/01/46 (a)	1,600,000	1,863,544
Anheuser-Busch InBev Finance, Inc.
2.63%, 01/17/23	200,000	209,137
3.30%, 02/01/23 (a)	449,000	475,644
3.70%, 02/01/24	250,000	272,962
3.65%, 02/01/26 (a)	350,000	386,106
4.70%, 02/01/36 (a)	150,000	170,521
4.00%, 01/17/43	100,000	104,854
4.63%, 02/01/44	150,000	170,368
4.90%, 02/01/46 (a)	200,000	233,021
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 01/12/24 (a)	300,000	325,231
4.15%, 01/23/25 (a)	300,000	337,474
4.00%, 04/13/28 (a)	350,000	396,343
4.75%, 01/23/29 (a)	700,000	827,697
3.50%, 06/01/30 (a)	300,000	330,463
4.90%, 01/23/31 (a)	250,000	307,126
4.38%, 04/15/38 (a)	250,000	278,849
8.20%, 01/15/39	250,000	391,061
5.45%, 01/23/39 (a)	300,000	369,445
8.00%, 11/15/39	150,000	231,465
4.35%, 06/01/40 (a)	200,000	224,156
4.95%, 01/15/42	200,000	234,938
3.75%, 07/15/42	100,000	102,227
4.60%, 04/15/48 (a)	400,000	446,562
4.44%, 10/06/48 (a)	250,000	275,682
5.55%, 01/23/49 (a)	800,000	1,009,072
4.50%, 06/01/50 (a)	400,000	447,540
4.75%, 04/15/58 (a)	150,000	171,659
5.80%, 01/23/59 (a)	300,000	400,314
4.60%, 06/01/60 (a)	400,000	456,304
Archer-Daniels-Midland Co.
3.38%, 03/15/22 (a)	150,000	157,047
2.75%, 03/27/25 (a)	200,000	215,736
2.50%, 08/11/26 (a)	200,000	215,265
3.25%, 03/27/30 (a)	200,000	226,711
4.54%, 03/26/42	100,000	126,203
4.02%, 04/16/43	100,000	119,459
3.75%, 09/15/47 (a)	200,000	234,141
4.50%, 03/15/49 (a)	100,000	132,893
Ascension Health
3.11%, 11/15/39 (a)	100,000	106,980
3.95%, 11/15/46	250,000	305,782
AstraZeneca PLC
2.38%, 06/12/22 (a)	100,000	103,193
3.50%, 08/17/23 (a)	100,000	108,317
3.38%, 11/16/25	300,000	335,482
3.13%, 06/12/27 (a)	100,000	110,668
4.00%, 01/17/29 (a)	250,000	295,747
6.45%, 09/15/37	430,000	648,556
4.00%, 09/18/42	250,000	308,821
4.38%, 11/16/45	100,000	130,926
4.38%, 08/17/48 (a)	150,000	201,888
BAT Capital Corp.
2.76%, 08/15/22 (a)	300,000	309,268
3.22%, 08/15/24 (a)	400,000	421,502
2.79%, 09/06/24 (a)	150,000	156,677
3.22%, 09/06/26 (a)	150,000	156,649
4.70%, 04/02/27 (a)	150,000	168,323
3.56%, 08/15/27 (a)	600,000	632,595
3.46%, 09/06/29 (a)	100,000	105,230
4.91%, 04/02/30 (a)	225,000	258,275
4.39%, 08/15/37 (a)	250,000	264,299
4.54%, 08/15/47 (a)	400,000	426,926

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.76%, 09/06/49 (a)	150,000	164,845
5.28%, 04/02/50 (a)	100,000	117,924
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	169,304
5.25%, 06/23/45 (a)	99,000	138,079
Baxter International, Inc.
1.70%, 08/15/21 (a)	100,000	101,488
3.75%, 10/01/25 (a)(e)	150,000	169,165
2.60%, 08/15/26 (a)	129,000	139,237
3.95%, 04/01/30 (a)(e)	125,000	148,143
3.50%, 08/15/46 (a)	85,000	94,013
BayCare Health System, Inc.
3.83%, 11/15/50 (a)	100,000	119,310
Baylor Scott & White Holdings
4.19%, 11/15/45 (a)	100,000	128,022
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	350,000	363,624
3.36%, 06/06/24 (a)	500,000	538,735
3.73%, 12/15/24 (a)	252,000	277,841
3.70%, 06/06/27 (a)	298,000	334,362
2.82%, 05/20/30 (a)	200,000	212,344
4.69%, 12/15/44 (a)	150,000	184,762
4.67%, 06/06/47 (a)	200,000	249,697
3.79%, 05/20/50 (a)	200,000	225,557
Biogen, Inc.
3.63%, 09/15/22	150,000	160,275
4.05%, 09/15/25 (a)	250,000	287,256
2.25%, 05/01/30 (a)	300,000	305,101
5.20%, 09/15/45 (a)	250,000	327,292
3.15%, 05/01/50 (a)	300,000	294,525
Boston Scientific Corp.
3.38%, 05/15/22	150,000	156,662
3.85%, 05/15/25	275,000	303,557
1.90%, 06/01/25 (a)	300,000	305,272
4.00%, 03/01/28 (a)	150,000	168,496
4.00%, 03/01/29 (a)	300,000	340,968
4.55%, 03/01/39 (a)	150,000	182,024
4.70%, 03/01/49 (a)	300,000	385,701
Bristol-Myers Squibb Co.
2.25%, 08/15/21 (e)	150,000	153,206
2.60%, 05/16/22 (e)	150,000	156,207
2.00%, 08/01/22	200,000	205,949
3.25%, 08/15/22 (e)	200,000	211,434
3.55%, 08/15/22 (e)	200,000	212,638
2.75%, 02/15/23 (a)(e)	200,000	210,571
3.25%, 02/20/23 (a)(e)	150,000	160,052
4.00%, 08/15/23 (e)	350,000	386,155
3.63%, 05/15/24 (a)(e)	100,000	110,051
2.90%, 07/26/24 (a)(e)	500,000	540,630
3.88%, 08/15/25 (a)(e)	400,000	454,746
3.20%, 06/15/26 (a)(e)	250,000	279,551
3.25%, 02/27/27	150,000	170,974
3.45%, 11/15/27 (a)(e)	250,000	286,105
3.90%, 02/20/28 (a)(e)	300,000	348,976
3.40%, 07/26/29 (a)(e)	600,000	688,671
4.13%, 06/15/39 (a)(e)	400,000	506,528
3.25%, 08/01/42	200,000	227,819
5.25%, 08/15/43 (e)	400,000	582,846
4.63%, 05/15/44 (a)(e)	200,000	266,362
5.00%, 08/15/45 (a)(e)	250,000	346,736
4.35%, 11/15/47 (a)(e)	100,000	130,959
4.55%, 02/20/48 (a)(e)	150,000	201,138
4.25%, 10/26/49 (a)(e)	600,000	794,994
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	167,964
Bunge Ltd Finance Corp.
3.00%, 09/25/22 (a)	100,000	102,066
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	250,000	252,251
Campbell Soup Co.
3.65%, 03/15/23 (a)	150,000	160,096
3.95%, 03/15/25 (a)	100,000	111,124
3.30%, 03/19/25 (a)	150,000	161,158
4.15%, 03/15/28 (a)	150,000	171,765
4.80%, 03/15/48 (a)	100,000	128,169
3.13%, 04/24/50 (a)	200,000	198,884
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	300,000	308,167
3.20%, 03/15/23	150,000	157,291
3.08%, 06/15/24 (a)	350,000	369,917
3.75%, 09/15/25 (a)	130,000	142,041
4.50%, 11/15/44 (a)	100,000	105,198
4.90%, 09/15/45 (a)	180,000	199,561
Children’s Hospital Medical Center
4.27%, 05/15/44	100,000	120,761
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	108,072
3.95%, 08/01/47 (a)	100,000	114,289
Cigna Corp.
3.40%, 09/17/21	150,000	155,194
3.90%, 02/15/22 (e)	145,000	151,814
3.05%, 11/30/22 (a)(e)	200,000	209,021
3.00%, 07/15/23 (a)(e)	150,000	157,516
3.75%, 07/15/23 (a)	500,000	538,642
3.50%, 06/15/24 (a)(e)	145,000	156,472
3.25%, 04/15/25 (a)(e)	200,000	216,293
4.13%, 11/15/25 (a)	350,000	398,384
4.50%, 02/25/26 (a)(e)	194,000	224,189
3.40%, 03/01/27 (a)(e)	142,000	155,998
3.05%, 10/15/27 (a)(e)	145,000	155,668
4.38%, 10/15/28 (a)	410,000	481,746
2.40%, 03/15/30 (a)	400,000	412,110
4.80%, 08/15/38 (a)	380,000	476,761
3.20%, 03/15/40 (a)	100,000	105,379
6.13%, 11/15/41 (e)	100,000	142,282
4.80%, 07/15/46 (a)(e)	320,000	404,634
3.88%, 10/15/47 (a)(e)	145,000	163,763
4.90%, 12/15/48 (a)	500,000	658,415
3.40%, 03/15/50 (a)	250,000	270,386
City of Hope
5.62%, 11/15/43	100,000	135,402
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	100,000	110,029
Coca-Cola Femsa S.A.B. de CV
2.75%, 01/22/30 (a)	200,000	205,279
5.25%, 11/26/43	150,000	188,255
Colgate-Palmolive Co.
2.25%, 11/15/22	100,000	104,700
1.95%, 02/01/23	100,000	104,649
2.10%, 05/01/23	150,000	157,142
3.25%, 03/15/24	100,000	109,389
4.00%, 08/15/45	100,000	130,649
3.70%, 08/01/47 (a)	100,000	128,742
CommonSpirit Health
2.95%, 11/01/22	100,000	103,455
2.76%, 10/01/24 (a)	100,000	101,694
3.35%, 10/01/29 (a)	150,000	151,233
4.35%, 11/01/42	150,000	149,938
4.19%, 10/01/49 (a)	200,000	197,644
Conagra Brands, Inc.
3.80%, 10/22/21	250,000	259,939
3.20%, 01/25/23 (a)	200,000	209,679
4.30%, 05/01/24 (a)	300,000	331,456

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.60%, 11/01/25 (a)	150,000	172,768
4.85%, 11/01/28 (a)	250,000	297,030
5.30%, 11/01/38 (a)	150,000	192,787
5.40%, 11/01/48 (a)	150,000	199,934
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	400,000	423,814
4.40%, 11/15/25 (a)	100,000	114,073
4.75%, 12/01/25	100,000	115,691
3.70%, 12/06/26 (a)	150,000	165,544
3.50%, 05/09/27 (a)	100,000	108,133
3.15%, 08/01/29 (a)	50,000	52,619
2.88%, 05/01/30 (a)	400,000	413,750
4.50%, 05/09/47 (a)	150,000	172,237
5.25%, 11/15/48 (a)	150,000	189,883
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	103,121
Covidien International Finance SA
2.95%, 06/15/23 (a)	200,000	212,493
CVS Health Corp.
2.13%, 06/01/21 (a)	330,000	334,018
3.50%, 07/20/22 (a)	300,000	316,578
2.75%, 12/01/22 (a)	250,000	260,610
3.70%, 03/09/23 (a)	1,050,000	1,124,618
4.00%, 12/05/23 (a)	200,000	218,662
3.38%, 08/12/24 (a)	380,000	409,277
2.63%, 08/15/24 (a)	150,000	158,575
4.10%, 03/25/25 (a)	800,000	895,236
3.88%, 07/20/25 (a)	500,000	555,695
2.88%, 06/01/26 (a)	200,000	214,024
3.00%, 08/15/26 (a)	200,000	217,409
3.63%, 04/01/27 (a)	150,000	165,207
4.30%, 03/25/28 (a)	1,450,000	1,659,235
3.25%, 08/15/29 (a)	300,000	324,792
3.75%, 04/01/30 (a)	300,000	336,106
4.88%, 07/20/35 (a)	350,000	431,340
4.78%, 03/25/38 (a)	750,000	922,087
4.13%, 04/01/40 (a)	200,000	231,146
5.30%, 12/05/43 (a)	250,000	320,471
5.13%, 07/20/45 (a)	500,000	636,382
5.05%, 03/25/48 (a)	1,350,000	1,736,782
4.25%, 04/01/50 (a)	200,000	236,545
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	55,108
4.38%, 09/15/45 (a)	100,000	121,882
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	250,000	256,324
DH Europe Finance II Sarl
2.05%, 11/15/22	100,000	102,721
2.20%, 11/15/24 (a)	100,000	104,511
2.60%, 11/15/29 (a)	100,000	105,342
3.25%, 11/15/39 (a)	250,000	272,915
3.40%, 11/15/49 (a)	150,000	167,304
Diageo Capital PLC
2.63%, 04/29/23 (a)	50,000	52,595
1.38%, 09/29/25 (a)	200,000	202,313
3.88%, 05/18/28 (a)	200,000	231,521
2.38%, 10/24/29 (a)	200,000	210,639
2.00%, 04/29/30 (a)	250,000	253,985
2.13%, 04/29/32 (a)	200,000	203,456
3.88%, 04/29/43 (a)	100,000	119,703
Diageo Investment Corp.
2.88%, 05/11/22	250,000	260,955
8.00%, 09/15/22	150,000	174,634
4.25%, 05/11/42	150,000	183,721
Dignity Health
4.50%, 11/01/42	50,000	50,700
5.27%, 11/01/64	100,000	106,538
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	100,000	122,115
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	118,121
Eli Lilly & Co.
2.35%, 05/15/22	100,000	104,033
2.75%, 06/01/25 (a)	100,000	109,780
3.10%, 05/15/27 (a)	100,000	112,188
3.38%, 03/15/29 (a)	150,000	173,112
3.88%, 03/15/39 (a)	100,000	120,770
3.70%, 03/01/45 (a)	100,000	119,325
3.95%, 05/15/47 (a)	100,000	126,371
3.95%, 03/15/49 (a)	200,000	254,306
2.25%, 05/15/50 (a)	400,000	379,996
4.15%, 03/15/59 (a)	200,000	265,171
Fomento Economico Mexicano S.A.B. de CV
4.38%, 05/10/43	200,000	235,605
3.50%, 01/16/50 (a)	300,000	307,261
General Mills, Inc.
2.60%, 10/12/22 (a)	500,000	520,605
4.00%, 04/17/25 (a)	300,000	338,881
4.20%, 04/17/28 (a)	125,000	146,148
2.88%, 04/15/30 (a)	150,000	162,081
4.55%, 04/17/38 (a)	250,000	309,200
4.70%, 04/17/48 (a)	150,000	199,120
Gilead Sciences, Inc.
4.40%, 12/01/21 (a)	724,000	758,716
1.95%, 03/01/22 (a)	100,000	102,734
3.25%, 09/01/22 (a)	400,000	422,020
2.50%, 09/01/23 (a)	200,000	211,929
3.65%, 03/01/26 (a)	450,000	507,553
2.95%, 03/01/27 (a)	200,000	220,276
4.00%, 09/01/36 (a)	100,000	122,956
5.65%, 12/01/41 (a)	674,000	971,952
4.80%, 04/01/44 (a)	100,000	132,725
4.50%, 02/01/45 (a)	200,000	257,944
4.75%, 03/01/46 (a)	470,000	630,681
4.15%, 03/01/47 (a)	150,000	189,250
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	150,000	156,970
2.88%, 06/01/22 (a)	300,000	313,395
3.00%, 06/01/24 (a)	300,000	325,555
3.38%, 06/01/29 (a)	200,000	231,465
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	250,000	264,834
3.38%, 05/15/23	200,000	215,604
3.63%, 05/15/25	300,000	340,270
3.88%, 05/15/28	400,000	470,678
6.38%, 05/15/38	413,000	628,320
4.20%, 03/18/43	100,000	127,065
Hackensack Meridian Health, Inc.
4.50%, 07/01/57 (a)	50,000	60,889
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	67,881
Hasbro, Inc.
2.60%, 11/19/22	150,000	154,457
3.00%, 11/19/24 (a)	100,000	103,200
3.55%, 11/19/26 (a)	150,000	154,940
3.90%, 11/19/29 (a)	100,000	100,510
5.10%, 05/15/44 (a)	150,000	147,110
HCA, Inc.
4.75%, 05/01/23	150,000	162,060
5.00%, 03/15/24	400,000	440,704
5.25%, 04/15/25	300,000	340,261
5.25%, 06/15/26 (a)	250,000	284,720
4.50%, 02/15/27 (a)	200,000	221,165

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.13%, 06/15/29 (a)	350,000	381,493
5.13%, 06/15/39 (a)	150,000	173,590
5.50%, 06/15/47 (a)	250,000	301,197
5.25%, 06/15/49 (a)	350,000	414,143
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	67,561
Ingredion, Inc.
2.90%, 06/01/30 (a)	250,000	261,395
Johnson & Johnson
2.45%, 12/05/21	100,000	103,127
2.25%, 03/03/22 (a)	150,000	154,942
2.05%, 03/01/23 (a)	300,000	312,796
3.38%, 12/05/23	400,000	445,062
2.63%, 01/15/25 (a)	100,000	109,305
2.45%, 03/01/26 (a)	100,000	109,565
2.95%, 03/03/27 (a)	100,000	111,885
2.90%, 01/15/28 (a)	200,000	225,316
4.38%, 12/05/33 (a)	150,000	196,610
3.55%, 03/01/36 (a)	100,000	117,857
3.63%, 03/03/37 (a)	950,000	1,138,751
3.40%, 01/15/38 (a)	150,000	175,743
4.50%, 09/01/40	150,000	196,600
3.70%, 03/01/46 (a)	330,000	409,924
3.75%, 03/03/47 (a)	200,000	251,943
3.50%, 01/15/48 (a)	150,000	183,406
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	400,000	440,698
4.15%, 05/01/47 (a)	250,000	313,470
3.27%, 11/01/49 (a)	150,000	163,267
Kellogg Co.
2.65%, 12/01/23	300,000	317,424
3.40%, 11/15/27 (a)	100,000	109,817
4.30%, 05/15/28 (a)	100,000	115,507
2.10%, 06/01/30 (a)(d)	250,000	250,374
7.45%, 04/01/31	100,000	147,795
4.50%, 04/01/46	100,000	122,366
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	350,000	382,104
4.42%, 05/25/25 (a)	250,000	284,889
2.55%, 09/15/26 (a)	100,000	105,832
4.60%, 05/25/28 (a)	400,000	475,694
4.99%, 05/25/38 (a)	200,000	250,182
4.50%, 11/15/45 (a)	250,000	299,451
3.80%, 05/01/50 (a)	150,000	166,282
Kimberly-Clark Corp.
2.75%, 02/15/26	250,000	270,942
3.95%, 11/01/28 (a)	200,000	239,555
3.20%, 04/25/29 (a)	100,000	114,057
3.10%, 03/26/30 (a)	250,000	285,902
3.20%, 07/30/46 (a)	200,000	223,962
2.88%, 02/07/50 (a)	100,000	107,490
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	38,000	50,598
Koninklijke Philips N.V.
5.00%, 03/15/42	195,000	246,078
Laboratory Corp. of America Holdings
3.20%, 02/01/22	100,000	103,626
4.00%, 11/01/23 (a)	200,000	215,616
3.25%, 09/01/24 (a)	100,000	107,685
2.30%, 12/01/24 (a)	100,000	104,004
3.60%, 02/01/25 (a)	150,000	164,812
3.60%, 09/01/27 (a)	150,000	163,972
2.95%, 12/01/29 (a)	100,000	105,537
4.70%, 02/01/45 (a)	150,000	181,649
Mayo Clinic
4.00%, 11/15/47	150,000	170,116
Security Rate, Maturity Date	Face Amount ($)	Value ($)
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	161,716
3.40%, 08/15/27 (a)	150,000	164,464
4.20%, 08/15/47 (a)	150,000	176,992
McKesson Corp.
2.70%, 12/15/22 (a)	100,000	103,836
2.85%, 03/15/23 (a)	100,000	104,549
3.80%, 03/15/24 (a)	100,000	109,083
3.95%, 02/16/28 (a)	100,000	114,369
4.75%, 05/30/29 (a)	100,000	120,587
4.88%, 03/15/44 (a)	100,000	120,085
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	173,009
5.90%, 11/01/39	150,000	208,366
Medtronic, Inc.
3.15%, 03/15/22	150,000	157,235
2.75%, 04/01/23 (a)	100,000	105,878
3.50%, 03/15/25	500,000	566,397
4.38%, 03/15/35	400,000	512,138
4.63%, 03/15/45	375,000	506,477
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	133,319
4.20%, 07/01/55	100,000	126,311
Merck & Co., Inc.
2.35%, 02/10/22	450,000	464,879
2.40%, 09/15/22 (a)	150,000	156,140
2.80%, 05/18/23	250,000	266,972
2.90%, 03/07/24 (a)	150,000	162,431
2.75%, 02/10/25 (a)	280,000	306,334
3.40%, 03/07/29 (a)	250,000	287,667
3.90%, 03/07/39 (a)	200,000	248,672
3.60%, 09/15/42 (a)	100,000	119,034
4.15%, 05/18/43	200,000	253,325
3.70%, 02/10/45 (a)	550,000	665,228
4.00%, 03/07/49 (a)	300,000	387,628
Molson Coors Beverage Co.
2.10%, 07/15/21 (a)	168,000	169,816
3.50%, 05/01/22	195,000	201,932
3.00%, 07/15/26 (a)	200,000	201,140
5.00%, 05/01/42	150,000	154,922
4.20%, 07/15/46 (a)	330,000	311,284
Mondelez International, Inc.
3.63%, 05/07/23 (a)	250,000	269,121
1.50%, 05/04/25 (a)	175,000	178,090
3.63%, 02/13/26 (a)	200,000	223,543
2.75%, 04/13/30 (a)	300,000	316,476
Montefiore Obligated Group
4.29%, 09/01/50	100,000	94,328
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	100,000	104,731
Mylan N.V.
3.95%, 06/15/26 (a)	300,000	328,759
5.25%, 06/15/46 (a)	100,000	115,300
Mylan, Inc.
4.20%, 11/29/23 (a)	230,000	246,985
4.55%, 04/15/28 (a)	400,000	450,036
5.40%, 11/29/43 (a)	100,000	113,555
5.20%, 04/15/48 (a)	100,000	114,140
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	45,038
4.26%, 11/01/47 (a)	150,000	156,496
3.81%, 11/01/49 (a)	100,000	97,189
Novartis Capital Corp.
2.40%, 09/21/22	200,000	208,922
3.40%, 05/06/24	350,000	386,526
1.75%, 02/14/25 (a)	150,000	156,900

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 11/20/25 (a)	250,000	278,155
2.00%, 02/14/27 (a)	200,000	212,297
3.10%, 05/17/27 (a)	550,000	616,577
2.20%, 08/14/30 (a)	250,000	265,556
3.70%, 09/21/42	100,000	119,285
4.40%, 05/06/44	250,000	334,144
4.00%, 11/20/45 (a)	100,000	126,961
2.75%, 08/14/50 (a)	200,000	210,408
NYU Langone Hospitals
4.78%, 07/01/44	100,000	117,113
4.37%, 07/01/47 (a)	100,000	112,359
3.38%, 07/01/55 (a)	200,000	189,544
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	50,000	52,113
Partners Healthcare System, Inc.
3.77%, 07/01/48 (a)	100,000	114,134
4.12%, 07/01/55	100,000	122,861
3.34%, 07/01/60 (a)	100,000	105,310
PeaceHealth Obligated Group
4.79%, 11/15/48 (a)	100,000	128,752
PepsiCo, Inc.
3.00%, 08/25/21	250,000	257,784
1.70%, 10/06/21 (a)	750,000	762,859
2.75%, 03/05/22	250,000	260,657
2.75%, 03/01/23	200,000	211,978
0.75%, 05/01/23	150,000	151,520
2.25%, 03/19/25 (a)	200,000	213,895
2.75%, 04/30/25 (a)	150,000	163,672
3.50%, 07/17/25 (a)	150,000	169,141
2.38%, 10/06/26 (a)	250,000	271,072
2.63%, 03/19/27 (a)	150,000	164,206
3.00%, 10/15/27 (a)	250,000	280,841
2.63%, 07/29/29 (a)	100,000	109,811
2.75%, 03/19/30 (a)	350,000	387,676
1.63%, 05/01/30 (a)	200,000	202,357
3.50%, 03/19/40 (a)	250,000	300,315
3.60%, 08/13/42	150,000	177,056
4.60%, 07/17/45 (a)	300,000	397,989
4.45%, 04/14/46 (a)	300,000	396,207
3.45%, 10/06/46 (a)	200,000	229,706
4.00%, 05/02/47 (a)	100,000	123,653
3.38%, 07/29/49 (a)	150,000	172,265
2.88%, 10/15/49 (a)	150,000	158,841
3.63%, 03/19/50 (a)	300,000	363,018
3.88%, 03/19/60 (a)	100,000	125,640
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	150,000	155,411
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	91,000	95,232
4.38%, 03/15/26 (a)	200,000	217,133
Pfizer, Inc.
1.95%, 06/03/21	500,000	508,357
2.20%, 12/15/21	300,000	309,336
2.80%, 03/11/22	100,000	104,180
3.00%, 06/15/23	500,000	537,882
2.95%, 03/15/24 (a)	250,000	272,136
0.80%, 05/28/25 (a)	250,000	249,942
2.75%, 06/03/26	200,000	223,275
3.00%, 12/15/26	250,000	282,601
3.45%, 03/15/29 (a)	300,000	350,839
2.63%, 04/01/30 (a)	300,000	327,367
1.70%, 05/28/30 (a)	200,000	201,146
4.00%, 12/15/36	150,000	183,240
4.10%, 09/15/38 (a)	150,000	185,530
3.90%, 03/15/39 (a)	100,000	120,458
7.20%, 03/15/39	260,000	429,741
2.55%, 05/28/40 (a)	200,000	203,236
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.30%, 06/15/43	100,000	127,361
4.40%, 05/15/44	180,000	236,408
4.13%, 12/15/46	250,000	316,756
4.20%, 09/15/48 (a)	250,000	322,685
4.00%, 03/15/49 (a)	150,000	188,890
2.70%, 05/28/50 (a)	250,000	253,764
Philip Morris International, Inc.
2.90%, 11/15/21	230,000	237,567
2.38%, 08/17/22 (a)	250,000	259,441
1.13%, 05/01/23	200,000	202,242
3.60%, 11/15/23	100,000	109,023
2.88%, 05/01/24 (a)	150,000	160,515
3.25%, 11/10/24	230,000	252,970
1.50%, 05/01/25 (a)	175,000	178,613
3.38%, 08/11/25 (a)	330,000	366,948
3.13%, 03/02/28 (a)	150,000	163,941
3.38%, 08/15/29 (a)	150,000	167,941
2.10%, 05/01/30 (a)	200,000	201,652
6.38%, 05/16/38	100,000	146,141
4.38%, 11/15/41	200,000	235,307
4.50%, 03/20/42	250,000	297,627
3.88%, 08/21/42	100,000	110,673
4.13%, 03/04/43	150,000	171,155
4.88%, 11/15/43	100,000	125,570
4.25%, 11/10/44	200,000	236,252
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	208,679
3.93%, 10/01/48 (a)	100,000	112,038
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	164,455
3.45%, 06/01/26 (a)	150,000	165,592
4.20%, 06/30/29 (a)	100,000	114,726
2.95%, 06/30/30 (a)	150,000	157,963
2.80%, 06/30/31 (a)	200,000	207,436
Reynolds American, Inc.
4.85%, 09/15/23	150,000	165,759
4.45%, 06/12/25 (a)	495,000	547,079
5.70%, 08/15/35 (a)	150,000	180,285
7.25%, 06/15/37	250,000	327,905
6.15%, 09/15/43	100,000	121,720
5.85%, 08/15/45 (a)	350,000	423,260
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	40,000	43,567
Sanofi
3.38%, 06/19/23 (a)	150,000	162,685
3.63%, 06/19/28 (a)	250,000	296,295
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	500,000	509,942
2.88%, 09/23/23 (a)	525,000	555,148
3.20%, 09/23/26 (a)	435,000	479,994
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	50,000	54,507
Stanford Health Care
3.80%, 11/15/48 (a)	100,000	115,370
Stryker Corp.
3.38%, 11/01/25 (a)	150,000	167,731
3.50%, 03/15/26 (a)	150,000	168,888
3.65%, 03/07/28 (a)	150,000	169,503
1.95%, 06/15/30 (a)(d)	150,000	149,741
4.38%, 05/15/44 (a)	100,000	123,815
4.63%, 03/15/46 (a)	250,000	325,165
2.90%, 06/15/50 (a)(d)	200,000	201,793
Sutter Health
4.09%, 08/15/48 (a)	65,000	72,014

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sysco Corp.
2.50%, 07/15/21 (a)	150,000	151,756
3.55%, 03/15/25 (a)	100,000	105,334
5.65%, 04/01/25 (a)	100,000	114,284
3.75%, 10/01/25 (a)	100,000	105,569
3.30%, 07/15/26 (a)	150,000	155,116
3.25%, 07/15/27 (a)	150,000	154,024
2.40%, 02/15/30 (a)	200,000	188,088
5.95%, 04/01/30 (a)	150,000	180,377
6.60%, 04/01/40 (a)	150,000	189,325
4.85%, 10/01/45 (a)	100,000	105,160
4.50%, 04/01/46 (a)	150,000	151,718
4.45%, 03/15/48 (a)	100,000	101,372
3.30%, 02/15/50 (a)	100,000	85,604
6.60%, 04/01/50 (a)	150,000	195,095
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21 (a)	150,000	156,458
4.40%, 11/26/23 (a)	200,000	222,177
5.00%, 11/26/28 (a)	250,000	307,055
The Children’s Hospital Corp.
4.12%, 01/01/47 (a)	100,000	118,091
The Cleveland Clinic Foundation
4.86%, 01/01/14	100,000	142,117
The Clorox Co.
3.50%, 12/15/24 (a)	250,000	276,756
3.90%, 05/15/28 (a)	100,000	117,052
The Coca-Cola Co.
1.55%, 09/01/21	200,000	203,106
3.30%, 09/01/21	200,000	207,582
2.20%, 05/25/22	300,000	310,747
3.20%, 11/01/23	250,000	273,046
1.75%, 09/06/24	200,000	209,157
2.95%, 03/25/25	150,000	165,716
2.88%, 10/27/25	100,000	111,506
2.25%, 09/01/26	562,000	607,609
3.38%, 03/25/27	100,000	114,551
1.45%, 06/01/27	200,000	204,133
2.13%, 09/06/29	150,000	158,131
3.45%, 03/25/30	200,000	232,915
1.65%, 06/01/30	200,000	200,709
4.13%, 03/25/40	100,000	125,835
2.50%, 06/01/40	200,000	202,317
4.20%, 03/25/50	150,000	194,189
2.60%, 06/01/50	250,000	247,877
2.75%, 06/01/60	200,000	196,301
The Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	100,000	106,491
2.60%, 04/15/30 (a)	150,000	162,557
6.00%, 05/15/37	90,000	128,099
4.15%, 03/15/47 (a)	100,000	123,955
3.13%, 12/01/49 (a)	150,000	160,670
The Hershey Co.
3.38%, 05/15/23 (a)	100,000	108,307
2.05%, 11/15/24 (a)	100,000	105,297
0.90%, 06/01/25 (a)	150,000	150,598
2.45%, 11/15/29 (a)	100,000	107,050
3.13%, 11/15/49 (a)	100,000	109,807
2.65%, 06/01/50 (a)	200,000	203,814
The JM Smucker Co.
3.50%, 03/15/25	487,000	536,920
2.38%, 03/15/30 (a)	100,000	100,356
4.38%, 03/15/45	100,000	116,426
3.55%, 03/15/50 (a)	100,000	102,658
The Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	177,388
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Kroger Co.
2.95%, 11/01/21 (a)	250,000	257,620
2.80%, 08/01/22 (a)	150,000	156,731
2.65%, 10/15/26 (a)	150,000	162,157
4.50%, 01/15/29 (a)	200,000	241,138
2.20%, 05/01/30 (a)	400,000	412,354
5.40%, 07/15/40 (a)	200,000	255,127
5.00%, 04/15/42 (a)	100,000	124,240
3.88%, 10/15/46 (a)	100,000	110,908
4.45%, 02/01/47 (a)	150,000	181,535
4.65%, 01/15/48 (a)	150,000	186,885
3.95%, 01/15/50 (a)	150,000	170,427
The New York & Presbyterian Hospital
4.02%, 08/01/45	150,000	174,860
3.95%, 08/01/19 (a)	100,000	101,720
The Procter & Gamble Co.
1.70%, 11/03/21	250,000	255,222
2.15%, 08/11/22	150,000	156,153
3.10%, 08/15/23	150,000	164,623
2.45%, 03/25/25	150,000	162,860
2.70%, 02/02/26	150,000	166,749
2.45%, 11/03/26	241,000	265,952
2.80%, 03/25/27	100,000	111,203
2.85%, 08/11/27	150,000	169,900
3.00%, 03/25/30	200,000	229,548
5.80%, 08/15/34	200,000	303,450
3.55%, 03/25/40	300,000	363,651
3.50%, 10/25/47	200,000	246,562
3.60%, 03/25/50	175,000	220,539
The Toledo Hospital
5.33%, 11/15/28	150,000	156,658
6.02%, 11/15/48	50,000	53,585
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23 (a)	200,000	213,063
4.15%, 02/01/24 (a)	283,000	315,169
4.13%, 03/25/25 (a)	150,000	170,801
2.95%, 09/19/26 (a)	150,000	164,784
3.20%, 08/15/27 (a)	100,000	110,729
2.60%, 10/01/29 (a)	150,000	162,030
4.50%, 03/25/30 (a)	250,000	305,442
5.30%, 02/01/44 (a)	145,000	204,053
4.10%, 08/15/47 (a)	150,000	184,150
Trinity Health Corp.
4.13%, 12/01/45	100,000	114,402
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	250,000	266,774
3.90%, 09/28/23 (a)	150,000	163,585
3.95%, 08/15/24 (a)	300,000	331,795
4.00%, 03/01/26 (a)	100,000	113,131
3.55%, 06/02/27 (a)	250,000	277,337
4.35%, 03/01/29 (a)	150,000	176,124
5.15%, 08/15/44 (a)	150,000	191,342
4.55%, 06/02/47 (a)	100,000	121,271
5.10%, 09/28/48 (a)	200,000	257,130
Unilever Capital Corp.
3.00%, 03/07/22	250,000	261,417
2.20%, 05/05/22 (a)	200,000	206,199
2.60%, 05/05/24 (a)	200,000	214,975
3.38%, 03/22/25 (a)	100,000	111,306
2.00%, 07/28/26	500,000	533,935
3.50%, 03/22/28 (a)	250,000	284,355
2.13%, 09/06/29 (a)	150,000	156,580
Whirlpool Corp.
4.85%, 06/15/21	150,000	155,206
3.70%, 05/01/25	100,000	107,263
4.75%, 02/26/29 (a)	100,000	113,413

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 06/01/46 (a)	100,000	105,956
4.60%, 05/15/50 (a)	200,000	217,323
Wyeth LLC
6.50%, 02/01/34	150,000	226,615
6.00%, 02/15/36	100,000	144,271
5.95%, 04/01/37	500,000	724,050
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	150,000	154,998
3.70%, 03/19/23 (a)	250,000	264,196
3.55%, 04/01/25 (a)	350,000	377,151
3.05%, 01/15/26 (a)	100,000	105,930
3.55%, 03/20/30 (a)	100,000	106,127
4.45%, 08/15/45 (a)	150,000	155,084
Zoetis, Inc.
3.25%, 02/01/23 (a)	70,000	73,654
3.00%, 09/12/27 (a)	200,000	218,965
3.90%, 08/20/28 (a)	200,000	232,664
2.00%, 05/15/30 (a)	250,000	252,904
4.70%, 02/01/43 (a)	195,000	252,773
4.45%, 08/20/48 (a)	100,000	126,446
3.00%, 05/15/50 (a)	200,000	208,187
		180,965,697
Energy 2.1%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	200,000	207,545
3.34%, 12/15/27 (a)	200,000	208,145
3.14%, 11/07/29 (a)	100,000	101,106
4.49%, 05/01/30 (a)	200,000	226,067
4.08%, 12/15/47 (a)	200,000	200,227
Baker Hughes Holdings LLC
5.13%, 09/15/40	150,000	175,348
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	350,000	351,631
4.80%, 05/03/29 (a)	100,000	98,926
BP Capital Markets America, Inc.
2.11%, 09/16/21 (a)	500,000	508,645
2.52%, 09/19/22 (a)	150,000	155,263
2.94%, 04/06/23	200,000	211,792
2.75%, 05/10/23	300,000	315,285
3.22%, 11/28/23 (a)	250,000	267,845
3.79%, 02/06/24 (a)	150,000	164,371
3.19%, 04/06/25 (a)	250,000	271,282
3.41%, 02/11/26 (a)	150,000	164,902
3.12%, 05/04/26 (a)	200,000	218,207
3.02%, 01/16/27 (a)	100,000	108,094
3.59%, 04/14/27 (a)	200,000	222,374
3.94%, 09/21/28 (a)	150,000	170,926
4.23%, 11/06/28 (a)	250,000	289,405
3.63%, 04/06/30 (a)	300,000	336,601
3.00%, 02/24/50 (a)	300,000	292,242
BP Capital Markets PLC
3.06%, 03/17/22	250,000	259,871
2.50%, 11/06/22	150,000	155,660
3.81%, 02/10/24	250,000	273,281
3.54%, 11/04/24	200,000	220,356
3.51%, 03/17/25	100,000	110,324
3.28%, 09/19/27 (a)	650,000	707,041
3.72%, 11/28/28 (a)	150,000	168,852
Burlington Resources LLC
5.95%, 10/15/36	100,000	134,977
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	250,000	255,519
3.80%, 04/15/24 (a)	100,000	105,305
3.90%, 02/01/25 (a)	130,000	136,839
3.85%, 06/01/27 (a)	100,000	103,866
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.45%, 06/30/33	295,000	325,491
6.25%, 03/15/38	330,000	372,524
4.95%, 06/01/47 (a)	100,000	106,168
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	200,000	223,443
5.88%, 03/31/25 (a)	300,000	329,266
5.13%, 06/30/27 (a)	300,000	324,757
3.70%, 11/15/29 (a)(e)	200,000	199,388
Chevron Corp.
2.41%, 03/03/22 (a)	150,000	154,999
2.36%, 12/05/22 (a)	600,000	626,505
3.19%, 06/24/23 (a)	750,000	806,156
1.55%, 05/11/25 (a)	450,000	462,818
2.95%, 05/16/26 (a)	500,000	552,982
2.24%, 05/11/30 (a)	200,000	209,917
2.98%, 05/11/40 (a)	200,000	214,474
3.08%, 05/11/50 (a)	200,000	215,946
Cimarex Energy Co.
4.38%, 06/01/24 (a)	180,000	182,359
4.38%, 03/15/29 (a)	100,000	98,878
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	225,804
5.80%, 06/01/45 (a)	100,000	122,492
Concho Resources, Inc.
4.38%, 01/15/25 (a)	200,000	205,867
3.75%, 10/01/27 (a)	150,000	157,268
4.30%, 08/15/28 (a)	200,000	217,058
4.88%, 10/01/47 (a)	100,000	109,778
4.85%, 08/15/48 (a)	100,000	109,626
Conoco Funding Co.
7.25%, 10/15/31	150,000	213,217
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	108,901
4.95%, 03/15/26 (a)	450,000	534,949
6.50%, 02/01/39	800,000	1,172,632
4.30%, 11/15/44 (a)	150,000	180,757
5.95%, 03/15/46 (a)	100,000	144,749
ConocoPhillips Holding Co.
6.95%, 04/15/29	100,000	137,557
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	162,964
7.95%, 04/15/32	100,000	108,000
5.60%, 07/15/41 (a)	400,000	370,234
5.00%, 06/15/45 (a)	100,000	88,525
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	100,000	97,357
4.75%, 05/31/25 (a)	150,000	157,248
5.38%, 05/31/25 (a)	150,000	154,260
3.25%, 12/01/26 (a)	200,000	195,001
3.50%, 12/01/29 (a)	150,000	145,898
Dominion Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	100,000	104,819
3.00%, 11/15/29 (a)	200,000	205,929
4.80%, 11/01/43 (a)	100,000	111,687
3.90%, 11/15/49 (a)	100,000	100,741
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	300,000	254,532
4.15%, 09/15/29 (a)	150,000	122,203
5.00%, 05/15/44 (a)	75,000	54,684
Enbridge Energy Partners LP
4.20%, 09/15/21 (a)	145,000	149,416
5.50%, 09/15/40 (a)	180,000	207,326
7.38%, 10/15/45 (a)	100,000	139,685
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	270,895
3.70%, 07/15/27 (a)	550,000	588,167

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.13%, 11/15/29 (a)	150,000	154,756
4.50%, 06/10/44 (a)	200,000	211,937
5.50%, 12/01/46 (a)	100,000	124,654
4.00%, 11/15/49 (a)	100,000	102,459
Energy Transfer Operating LP
4.65%, 06/01/21 (a)	250,000	254,679
5.20%, 02/01/22 (a)	200,000	207,972
3.60%, 02/01/23 (a)	150,000	152,697
5.88%, 01/15/24 (a)	250,000	273,106
4.05%, 03/15/25 (a)	150,000	156,034
2.90%, 05/15/25 (a)	250,000	248,945
4.75%, 01/15/26 (a)	150,000	160,386
4.20%, 04/15/27 (a)	100,000	101,546
5.50%, 06/01/27 (a)	150,000	161,939
4.95%, 06/15/28 (a)	150,000	157,978
5.25%, 04/15/29 (a)	150,000	160,937
3.75%, 05/15/30 (a)	300,000	296,298
4.90%, 03/15/35 (a)	230,000	230,328
5.80%, 06/15/38 (a)	150,000	153,825
6.05%, 06/01/41 (a)	100,000	105,498
6.50%, 02/01/42 (a)	225,000	248,772
5.15%, 03/15/45 (a)	250,000	239,304
6.13%, 12/15/45 (a)	265,000	275,899
5.30%, 04/15/47 (a)	100,000	99,610
6.00%, 06/15/48 (a)	150,000	158,273
6.25%, 04/15/49 (a)	250,000	273,106
5.00%, 05/15/50 (a)	350,000	333,765
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (a)	200,000	210,347
5.00%, 10/01/22 (a)	100,000	105,131
4.50%, 11/01/23 (a)	150,000	157,419
1.75%, 01/22/26 (a)	300,000	306,502
Enterprise Products Operating LLC
3.50%, 02/01/22	200,000	208,764
3.35%, 03/15/23 (a)	150,000	159,449
3.90%, 02/15/24 (a)	195,000	212,684
3.75%, 02/15/25 (a)	230,000	253,514
3.70%, 02/15/26 (a)	250,000	279,499
3.95%, 02/15/27 (a)	150,000	168,436
4.15%, 10/16/28 (a)	250,000	283,456
3.13%, 07/31/29 (a)	200,000	212,019
2.80%, 01/31/30 (a)	150,000	157,100
6.13%, 10/15/39	350,000	433,809
5.95%, 02/01/41	100,000	123,476
4.85%, 08/15/42 (a)	100,000	111,239
4.45%, 02/15/43 (a)	200,000	216,952
4.85%, 03/15/44 (a)	150,000	169,960
5.10%, 02/15/45 (a)	300,000	347,634
4.90%, 05/15/46 (a)	500,000	572,070
4.25%, 02/15/48 (a)	200,000	215,555
4.80%, 02/01/49 (a)	150,000	175,479
4.20%, 01/31/50 (a)	250,000	271,791
3.70%, 01/31/51 (a)	200,000	203,670
3.95%, 01/31/60 (a)	150,000	151,021
4.88%, 08/16/77 (a)(b)	100,000	87,668
5.25%, 08/16/77 (a)(b)	100,000	91,106
5.38%, 02/15/78 (a)(b)	100,000	88,780
EOG Resources, Inc.
2.63%, 03/15/23 (a)	110,000	115,041
3.15%, 04/01/25 (a)	100,000	109,132
4.15%, 01/15/26 (a)	100,000	115,073
4.38%, 04/15/30 (a)	150,000	177,129
3.90%, 04/01/35 (a)	174,000	204,036
4.95%, 04/15/50 (a)	150,000	194,811
Exxon Mobil Corp.
2.40%, 03/06/22 (a)	150,000	155,482
1.90%, 08/16/22	150,000	154,648
2.73%, 03/01/23 (a)	350,000	368,970
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.57%, 04/15/23	500,000	513,537
2.02%, 08/16/24 (a)	250,000	261,471
2.71%, 03/06/25 (a)	300,000	324,517
2.99%, 03/19/25 (a)	700,000	766,069
3.04%, 03/01/26 (a)	150,000	165,868
2.28%, 08/16/26 (a)	150,000	160,223
3.29%, 03/19/27 (a)	150,000	167,594
2.44%, 08/16/29 (a)	200,000	212,066
3.48%, 03/19/30 (a)	600,000	680,139
2.61%, 10/15/30 (a)	200,000	212,479
3.00%, 08/16/39 (a)	150,000	157,119
4.23%, 03/19/40 (a)	250,000	305,321
3.57%, 03/06/45 (a)	230,000	258,795
4.11%, 03/01/46 (a)	350,000	425,691
3.10%, 08/16/49 (a)	300,000	312,265
4.33%, 03/19/50 (a)	500,000	622,720
3.45%, 04/15/51 (a)	500,000	551,317
Halliburton Co.
3.50%, 08/01/23 (a)	200,000	205,955
3.80%, 11/15/25 (a)	250,000	263,617
2.92%, 03/01/30 (a)	250,000	232,964
4.85%, 11/15/35 (a)	150,000	151,703
6.70%, 09/15/38	100,000	114,743
7.45%, 09/15/39	200,000	244,782
4.50%, 11/15/41 (a)	150,000	138,956
4.75%, 08/01/43 (a)	200,000	191,909
5.00%, 11/15/45 (a)	230,000	227,720
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	180,000	191,163
Hess Corp.
4.30%, 04/01/27 (a)	100,000	100,712
7.88%, 10/01/29	100,000	110,443
7.30%, 08/15/31	100,000	109,040
6.00%, 01/15/40	100,000	99,887
5.80%, 04/01/47 (a)	450,000	449,541
HollyFrontier Corp.
5.88%, 04/01/26 (a)	150,000	163,166
Husky Energy, Inc.
4.00%, 04/15/24 (a)	200,000	199,993
4.40%, 04/15/29 (a)	200,000	189,184
Kinder Morgan Energy Partners LP
5.00%, 10/01/21 (a)	100,000	104,047
3.95%, 09/01/22 (a)	450,000	474,527
4.15%, 02/01/24 (a)	100,000	108,084
4.30%, 05/01/24 (a)	296,000	321,696
5.80%, 03/15/35	150,000	179,980
6.95%, 01/15/38	330,000	439,093
6.55%, 09/15/40	150,000	192,061
7.50%, 11/15/40	100,000	129,493
5.00%, 08/15/42 (a)	100,000	113,471
4.70%, 11/01/42 (a)	195,000	210,760
5.50%, 03/01/44 (a)	200,000	236,807
5.40%, 09/01/44 (a)	195,000	231,991
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	150,000	156,789
4.30%, 06/01/25 (a)	195,000	216,623
4.30%, 03/01/28 (a)	200,000	226,484
7.75%, 01/15/32	150,000	201,187
5.30%, 12/01/34 (a)	250,000	291,350
5.55%, 06/01/45 (a)	330,000	406,167
5.05%, 02/15/46 (a)	200,000	230,726
5.20%, 03/01/48 (a)	100,000	120,197
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	200,000	207,708
5.15%, 10/15/43 (a)	250,000	269,254
4.85%, 02/01/49 (a)	150,000	166,728

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Marathon Oil Corp.
2.80%, 11/01/22 (a)	100,000	96,888
3.85%, 06/01/25 (a)	200,000	190,970
4.40%, 07/15/27 (a)	300,000	277,759
6.80%, 03/15/32	100,000	100,401
6.60%, 10/01/37	150,000	142,603
Marathon Petroleum Corp.
4.50%, 05/01/23 (a)	200,000	213,532
4.75%, 12/15/23 (a)	150,000	162,799
3.63%, 09/15/24 (a)	230,000	241,129
4.70%, 05/01/25 (a)	200,000	221,383
5.13%, 12/15/26 (a)	100,000	112,662
3.80%, 04/01/28 (a)	100,000	101,019
6.50%, 03/01/41 (a)	100,000	117,467
4.75%, 09/15/44 (a)	150,000	150,971
5.00%, 09/15/54 (a)	250,000	248,005
MPLX LP
3.50%, 12/01/22 (a)	150,000	151,913
4.50%, 07/15/23 (a)	200,000	210,708
6.38%, 05/01/24 (a)	100,000	103,057
4.88%, 12/01/24 (a)	300,000	319,570
5.25%, 01/15/25 (a)	150,000	156,198
4.00%, 02/15/25 (a)	100,000	102,575
4.88%, 06/01/25 (a)	200,000	213,056
4.13%, 03/01/27 (a)	200,000	207,430
4.25%, 12/01/27 (a)	100,000	104,101
4.00%, 03/15/28 (a)	150,000	154,406
4.80%, 02/15/29 (a)	150,000	163,165
4.50%, 04/15/38 (a)	350,000	346,733
5.20%, 03/01/47 (a)	250,000	269,919
4.70%, 04/15/48 (a)	200,000	203,234
5.50%, 02/15/49 (a)	250,000	283,804
4.90%, 04/15/58 (a)	100,000	95,347
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	104,072
5.50%, 01/15/26 (a)	100,000	101,458
3.95%, 09/15/27 (a)	100,000	95,356
4.75%, 09/01/28 (a)	100,000	99,466
National Oilwell Varco, Inc.
2.60%, 12/01/22 (a)	43,000	42,265
3.60%, 12/01/29 (a)	100,000	94,228
3.95%, 12/01/42 (a)	150,000	117,869
Newfield Exploration Co.
5.75%, 01/30/22	100,000	96,630
5.63%, 07/01/24	200,000	182,356
Noble Energy, Inc.
3.85%, 01/15/28 (a)	200,000	183,120
3.25%, 10/15/29 (a)	100,000	86,881
6.00%, 03/01/41 (a)	150,000	140,485
5.25%, 11/15/43 (a)	100,000	88,254
5.05%, 11/15/44 (a)	150,000	128,659
4.95%, 08/15/47 (a)	100,000	85,002
4.20%, 10/15/49 (a)	100,000	80,460
ONEOK Partners LP
3.38%, 10/01/22 (a)	100,000	101,761
4.90%, 03/15/25 (a)	150,000	159,079
6.65%, 10/01/36	250,000	271,657
6.13%, 02/01/41 (a)	150,000	151,336
ONEOK, Inc.
4.25%, 02/01/22 (a)	150,000	154,541
7.50%, 09/01/23 (a)	150,000	168,169
2.75%, 09/01/24 (a)	150,000	148,819
2.20%, 09/15/25 (a)	50,000	47,671
5.85%, 01/15/26 (a)	155,000	171,217
4.55%, 07/15/28 (a)	150,000	150,942
3.40%, 09/01/29 (a)	150,000	142,522
3.10%, 03/15/30 (a)	200,000	181,602
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.35%, 01/15/31 (a)	220,000	248,575
5.20%, 07/15/48 (a)	250,000	253,224
4.45%, 09/01/49 (a)	150,000	138,958
7.15%, 01/15/51 (a)	200,000	239,236
Ovintiv, Inc.
3.90%, 11/15/21 (a)	150,000	145,270
6.50%, 08/15/34	200,000	158,485
6.63%, 08/15/37	250,000	187,624
6.50%, 02/01/38	100,000	76,703
Phillips 66
4.30%, 04/01/22	300,000	318,216
3.85%, 04/09/25 (a)	300,000	330,474
3.90%, 03/15/28 (a)	150,000	168,512
4.65%, 11/15/34 (a)	150,000	183,372
5.88%, 05/01/42	100,000	139,381
4.88%, 11/15/44 (a)	350,000	433,697
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	150,000	148,231
3.61%, 02/15/25 (a)	230,000	243,279
3.75%, 03/01/28 (a)	100,000	102,659
3.15%, 12/15/29 (a)	100,000	98,323
4.90%, 10/01/46 (a)	100,000	106,556
Pioneer Natural Resources Co.
4.45%, 01/15/26 (a)	100,000	110,143
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (a)	150,000	150,347
2.85%, 01/31/23 (a)	250,000	244,475
4.50%, 12/15/26 (a)	230,000	234,076
3.55%, 12/15/29 (a)	150,000	141,370
6.65%, 01/15/37	250,000	256,339
5.15%, 06/01/42 (a)	100,000	90,030
4.30%, 01/31/43 (a)	100,000	86,375
4.70%, 06/15/44 (a)	100,000	89,897
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	200,000	212,952
5.63%, 04/15/23 (a)	300,000	324,955
5.75%, 05/15/24 (a)	380,000	420,609
5.63%, 03/01/25 (a)	350,000	390,124
5.88%, 06/30/26 (a)	200,000	229,680
5.00%, 03/15/27 (a)	200,000	221,872
4.20%, 03/15/28 (a)	150,000	159,735
4.50%, 05/15/30 (a)	375,000	411,497
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	200,000	211,601
Shell International Finance BV
1.75%, 09/12/21	250,000	253,790
2.38%, 08/21/22	150,000	156,269
3.40%, 08/12/23	150,000	162,508
3.50%, 11/13/23 (a)	250,000	273,215
2.00%, 11/07/24 (a)	200,000	208,769
2.38%, 04/06/25 (a)	300,000	319,567
3.25%, 05/11/25	430,000	475,829
2.88%, 05/10/26	150,000	164,684
2.50%, 09/12/26	250,000	270,604
3.88%, 11/13/28 (a)	450,000	521,876
2.38%, 11/07/29 (a)	400,000	416,934
4.13%, 05/11/35	400,000	491,346
6.38%, 12/15/38	500,000	763,207
3.63%, 08/21/42	230,000	255,665
4.55%, 08/12/43	150,000	186,415
4.38%, 05/11/45	430,000	531,289
4.00%, 05/10/46	430,000	500,782
3.75%, 09/12/46	200,000	226,263
3.13%, 11/07/49 (a)	200,000	207,728
3.25%, 04/06/50 (a)	250,000	265,255

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	150,000	165,988
3.50%, 03/15/25 (a)	200,000	214,830
Suncor Energy, Inc.
2.80%, 05/15/23	300,000	307,575
3.60%, 12/01/24 (a)	200,000	211,191
3.10%, 05/15/25 (a)	100,000	104,704
5.35%, 07/15/33	100,000	108,653
6.80%, 05/15/38	100,000	125,777
6.50%, 06/15/38	500,000	628,602
4.00%, 11/15/47 (a)	100,000	103,338
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	150,000	152,505
4.25%, 04/01/24 (a)	350,000	363,632
3.90%, 07/15/26 (a)	100,000	100,508
4.00%, 10/01/27 (a)	200,000	199,815
5.30%, 04/01/44 (a)	200,000	193,646
5.35%, 05/15/45 (a)	100,000	97,523
5.40%, 10/01/47 (a)	350,000	345,480
TC PipeLines LP
4.38%, 03/13/25 (a)	150,000	158,768
Tennessee Gas Pipeline Co., LLC
7.00%, 10/15/28	200,000	243,011
The Williams Cos., Inc.
3.60%, 03/15/22 (a)	295,000	303,776
3.70%, 01/15/23 (a)	150,000	157,859
4.50%, 11/15/23 (a)	150,000	162,138
4.30%, 03/04/24 (a)	850,000	914,770
4.55%, 06/24/24 (a)	100,000	108,768
3.90%, 01/15/25 (a)	100,000	106,841
3.75%, 06/15/27 (a)	200,000	212,763
7.50%, 01/15/31	150,000	183,532
8.75%, 03/15/32	250,000	343,676
6.30%, 04/15/40	300,000	362,053
5.80%, 11/15/43 (a)	22,000	25,284
5.40%, 03/04/44 (a)	100,000	109,997
5.75%, 06/24/44 (a)	100,000	116,024
4.90%, 01/15/45 (a)	200,000	217,473
5.10%, 09/15/45 (a)	100,000	111,283
4.85%, 03/01/48 (a)	150,000	166,726
Total Capital Canada Ltd.
2.75%, 07/15/23	150,000	158,825
Total Capital International S.A.
2.75%, 06/19/21	250,000	255,377
2.88%, 02/17/22	250,000	259,210
3.70%, 01/15/24	200,000	219,959
3.75%, 04/10/24	100,000	110,699
2.43%, 01/10/25 (a)	150,000	159,007
3.46%, 02/19/29 (a)	300,000	334,704
2.83%, 01/10/30 (a)	200,000	214,468
3.46%, 07/12/49 (a)	200,000	215,367
3.13%, 05/29/50 (a)	450,000	455,353
Total Capital S.A.
4.25%, 12/15/21	200,000	210,634
3.88%, 10/11/28	150,000	172,216
TransCanada PipeLines Ltd.
2.50%, 08/01/22	250,000	257,812
3.75%, 10/16/23 (a)	100,000	107,998
4.88%, 01/15/26 (a)	200,000	232,881
4.25%, 05/15/28 (a)	250,000	284,840
4.10%, 04/15/30 (a)	200,000	228,908
4.63%, 03/01/34 (a)	150,000	172,266
5.60%, 03/31/34	100,000	118,296
5.85%, 03/15/36	100,000	124,451
6.20%, 10/15/37	300,000	392,511
4.75%, 05/15/38 (a)	100,000	118,062
6.10%, 06/01/40	150,000	196,385
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.00%, 10/16/43 (a)	200,000	240,104
4.88%, 05/15/48 (a)	250,000	308,124
5.10%, 03/15/49 (a)	150,000	192,370
Transcanada Trust
5.50%, 09/15/79 (a)(b)	150,000	146,606
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (a)(e)	200,000	213,677
4.60%, 03/15/48 (a)	100,000	117,081
Valero Energy Corp.
2.85%, 04/15/25 (a)	350,000	367,964
3.40%, 09/15/26 (a)	400,000	426,652
4.00%, 04/01/29 (a)	150,000	165,335
7.50%, 04/15/32	150,000	201,631
6.63%, 06/15/37	200,000	259,270
4.90%, 03/15/45	230,000	268,497
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	166,243
		86,965,684
Industrial Other 0.1%
California Institute of Technology
3.65%, 09/01/19 (a)	200,000	225,804
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	110,647
Cintas Corp. No. 2
3.25%, 06/01/22 (a)	100,000	104,010
3.70%, 04/01/27 (a)	300,000	336,826
Fluor Corp.
3.50%, 12/15/24 (a)	150,000	136,374
4.25%, 09/15/28 (a)	100,000	86,147
Johns Hopkins University
4.08%, 07/01/53	100,000	126,340
Massachusetts Institute of Technology
2.99%, 07/01/50 (a)	100,000	115,494
5.60%, 07/01/11	150,000	266,182
4.68%, 07/01/14	100,000	148,808
Northwestern University
4.64%, 12/01/44	100,000	132,278
2.64%, 12/01/50 (a)	100,000	101,270
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	100,000	114,037
3.30%, 07/15/56 (a)	100,000	121,918
Princeton University
5.70%, 03/01/39	100,000	152,144
Steelcase, Inc.
5.13%, 01/18/29 (a)	100,000	106,368
The American University
3.67%, 04/01/49	100,000	109,880
The George Washington University
4.87%, 09/15/45	50,000	65,939
4.13%, 09/15/48 (a)	150,000	179,387
The Georgetown University
4.32%, 04/01/49 (a)	50,000	60,034
2.94%, 04/01/50	100,000	94,266
5.22%, 10/01/18 (a)	50,000	70,841
The Leland Stanford Junior University
3.65%, 05/01/48 (a)	100,000	126,204
The Trustees of the University of Pennsylvania
4.67%, 09/01/12	50,000	73,861
Trustees of Boston College
3.13%, 07/01/52	150,000	160,234
Union Pacific Corp.
3.84%, 03/20/60 (a)	350,000	402,957

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	118,929
University of Southern California
3.03%, 10/01/39	100,000	108,416
3.84%, 10/01/47 (a)	150,000	185,455
3.23%, 10/01/20 (a)	100,000	99,470
William Marsh Rice University
3.57%, 05/15/45	200,000	237,189
		4,477,709
Technology 2.5%
Adobe, Inc.
1.70%, 02/01/23	150,000	155,142
3.25%, 02/01/25 (a)	150,000	166,978
2.15%, 02/01/27 (a)	200,000	215,087
2.30%, 02/01/30 (a)	200,000	214,175
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	150,000	162,063
Alphabet, Inc.
3.38%, 02/25/24	345,000	384,183
2.00%, 08/15/26 (a)	200,000	216,873
Analog Devices, Inc.
3.13%, 12/05/23 (a)	150,000	160,893
2.95%, 04/01/25 (a)	150,000	159,244
3.90%, 12/15/25 (a)	150,000	166,886
3.50%, 12/05/26 (a)	100,000	110,740
5.30%, 12/15/45 (a)	100,000	136,347
Apple, Inc.
1.55%, 08/04/21 (a)	250,000	253,502
2.15%, 02/09/22	100,000	103,136
2.50%, 02/09/22 (a)	200,000	207,000
2.30%, 05/11/22 (a)	150,000	155,530
2.70%, 05/13/22	450,000	470,727
1.70%, 09/11/22	200,000	206,276
2.10%, 09/12/22 (a)	200,000	207,699
2.40%, 01/13/23 (a)	250,000	262,621
2.85%, 02/23/23 (a)	150,000	159,296
2.40%, 05/03/23	780,000	825,778
0.75%, 05/11/23	350,000	353,325
3.00%, 02/09/24 (a)	250,000	271,084
3.45%, 05/06/24	400,000	443,922
2.85%, 05/11/24 (a)	300,000	324,993
1.80%, 09/11/24 (a)	100,000	105,186
2.75%, 01/13/25 (a)	200,000	218,118
2.50%, 02/09/25	539,000	584,351
1.13%, 05/11/25 (a)	400,000	407,028
3.20%, 05/13/25	250,000	280,560
3.25%, 02/23/26 (a)	680,000	768,352
2.45%, 08/04/26 (a)	350,000	382,128
2.05%, 09/11/26 (a)	200,000	213,970
3.35%, 02/09/27 (a)	300,000	341,049
3.20%, 05/11/27 (a)	350,000	396,063
3.00%, 06/20/27 (a)	300,000	336,325
2.90%, 09/12/27 (a)	500,000	559,992
3.00%, 11/13/27 (a)	250,000	281,347
2.20%, 09/11/29 (a)	200,000	215,028
1.65%, 05/11/30 (a)	400,000	406,348
4.50%, 02/23/36 (a)	200,000	261,732
3.85%, 05/04/43	480,000	591,521
4.45%, 05/06/44	150,000	199,125
3.45%, 02/09/45	400,000	463,960
4.38%, 05/13/45	300,000	396,000
4.65%, 02/23/46 (a)	600,000	829,308
3.85%, 08/04/46 (a)	150,000	184,393
4.25%, 02/09/47 (a)	195,000	254,331
3.75%, 09/12/47 (a)	250,000	305,955
3.75%, 11/13/47 (a)	350,000	426,095
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.95%, 09/11/49 (a)	200,000	218,776
2.65%, 05/11/50 (a)	400,000	413,952
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	286,701
3.30%, 04/01/27 (a)	150,000	168,701
1.75%, 06/01/30 (a)	250,000	250,437
5.10%, 10/01/35 (a)	150,000	208,229
4.35%, 04/01/47 (a)	150,000	194,719
2.75%, 06/01/50 (a)	200,000	199,545
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	100,000	105,862
3.25%, 09/08/24 (a)	250,000	262,031
Autodesk, Inc.
4.38%, 06/15/25 (a)	200,000	222,802
2.85%, 01/15/30 (a)	100,000	107,108
Avnet, Inc.
4.88%, 12/01/22	100,000	106,195
4.63%, 04/15/26 (a)	200,000	222,991
Baidu, Inc.
3.50%, 11/28/22	200,000	207,970
3.88%, 09/29/23 (a)	200,000	212,655
4.13%, 06/30/25	500,000	548,205
4.88%, 11/14/28 (a)	200,000	233,915
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (a)	150,000	153,322
3.63%, 01/15/24 (a)	200,000	210,862
3.13%, 01/15/25 (a)	300,000	310,504
3.88%, 01/15/27 (a)	850,000	894,281
3.50%, 01/15/28 (a)	250,000	256,041
Broadcom, Inc.
3.13%, 10/15/22 (e)	200,000	206,830
3.63%, 10/15/24 (a)(e)	200,000	212,416
4.70%, 04/15/25 (a)(e)	450,000	494,143
3.15%, 11/15/25 (a)(e)	400,000	415,416
4.25%, 04/15/26 (a)(e)	350,000	375,300
3.46%, 09/15/26 (a)(e)	356,000	366,797
4.11%, 09/15/28 (a)	413,000	433,004
4.75%, 04/15/29 (a)(e)	450,000	494,374
5.00%, 04/15/30 (a)(e)	400,000	444,240
4.15%, 11/15/30 (a)(e)	450,000	471,991
4.30%, 11/15/32 (a)(e)	350,000	369,822
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	109,917
2.90%, 12/01/29 (a)	150,000	157,908
Cisco Systems, Inc.
1.85%, 09/20/21 (a)	300,000	305,770
3.00%, 06/15/22	200,000	210,711
2.20%, 09/20/23 (a)	150,000	158,426
3.50%, 06/15/25	512,000	583,255
2.95%, 02/28/26	200,000	224,402
2.50%, 09/20/26 (a)	100,000	110,786
5.90%, 02/15/39	100,000	147,407
5.50%, 01/15/40	450,000	654,077
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	100,000	112,216
3.30%, 03/01/30 (a)	125,000	129,071
Corning, Inc.
2.90%, 05/15/22 (a)	200,000	206,771
4.75%, 03/15/42	100,000	112,966
5.35%, 11/15/48 (a)	100,000	126,113
3.90%, 11/15/49 (a)	100,000	105,869
4.38%, 11/15/57 (a)	100,000	110,663
5.85%, 11/15/68 (a)	100,000	122,785
5.45%, 11/15/79 (a)	190,000	218,381

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(e)	650,000	662,902
5.45%, 06/15/23 (a)(e)	600,000	641,763
4.00%, 07/15/24 (a)(e)	150,000	155,924
5.85%, 07/15/25 (a)(e)	200,000	224,179
6.02%, 06/15/26 (a)(e)	730,000	827,437
4.90%, 10/01/26 (a)(e)	250,000	271,579
6.10%, 07/15/27 (a)(e)	100,000	112,979
5.30%, 10/01/29 (a)(e)	300,000	325,195
6.20%, 07/15/30 (a)(e)	200,000	228,220
8.10%, 07/15/36 (a)(e)	250,000	302,905
8.35%, 07/15/46 (a)(e)	370,000	470,457
DXC Technology Co.
4.25%, 04/15/24 (a)	100,000	104,241
4.13%, 04/15/25 (a)	200,000	208,936
4.75%, 04/15/27 (a)	100,000	104,626
Equifax, Inc.
2.60%, 12/01/24 (a)	300,000	314,134
2.60%, 12/15/25 (a)	200,000	207,238
3.10%, 05/15/30 (a)	200,000	209,077
Equinix, Inc.
2.63%, 11/18/24 (a)	150,000	158,515
5.88%, 01/15/26 (a)	200,000	210,518
2.90%, 11/18/26 (a)	100,000	105,932
5.38%, 05/15/27 (a)	150,000	162,136
3.20%, 11/18/29 (a)	200,000	214,694
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (a)	150,000	159,953
3.00%, 08/15/26 (a)	200,000	219,255
4.25%, 05/15/28 (a)	250,000	287,237
3.75%, 05/21/29 (a)	150,000	173,406
Fiserv, Inc.
4.75%, 06/15/21	150,000	156,182
3.80%, 10/01/23 (a)	150,000	163,478
2.75%, 07/01/24 (a)	250,000	265,657
3.85%, 06/01/25 (a)	100,000	111,650
3.20%, 07/01/26 (a)	450,000	491,067
2.25%, 06/01/27 (a)	250,000	255,547
4.20%, 10/01/28 (a)	150,000	174,193
3.50%, 07/01/29 (a)	500,000	552,167
2.65%, 06/01/30 (a)	250,000	258,471
4.40%, 07/01/49 (a)	325,000	397,283
Flex Ltd.
4.75%, 06/15/25 (a)	200,000	217,807
3.75%, 02/01/26 (a)	200,000	206,474
4.88%, 06/15/29 (a)	100,000	105,455
Genpact Luxembourg Sarl
3.70%, 04/01/22 (a)(g)(h)	100,000	102,327
Global Payments, Inc.
3.75%, 06/01/23 (a)	100,000	106,292
4.00%, 06/01/23 (a)	100,000	107,775
2.65%, 02/15/25 (a)	150,000	156,989
4.45%, 06/01/28 (a)	100,000	114,242
3.20%, 08/15/29 (a)	200,000	211,641
2.90%, 05/15/30 (a)	225,000	233,853
4.15%, 08/15/49 (a)	200,000	224,605
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (a)	200,000	206,128
4.40%, 10/15/22 (a)	250,000	267,916
2.25%, 04/01/23 (a)	150,000	153,244
4.65%, 10/01/24 (a)	300,000	330,445
4.90%, 10/15/25 (a)	350,000	393,802
6.20%, 10/15/35 (a)	150,000	180,768
6.35%, 10/15/45 (a)	262,000	308,508
HP, Inc.
4.05%, 09/15/22	400,000	426,072
6.00%, 09/15/41	150,000	170,154
Security Rate, Maturity Date	Face Amount ($)	Value ($)
IBM Credit LLC
3.00%, 02/06/23	100,000	106,291
Intel Corp.
3.30%, 10/01/21	263,000	273,261
2.35%, 05/11/22 (a)	150,000	156,204
3.10%, 07/29/22	200,000	211,810
2.70%, 12/15/22	350,000	370,585
2.88%, 05/11/24 (a)	300,000	325,722
3.40%, 03/25/25 (a)	350,000	393,410
3.70%, 07/29/25 (a)	350,000	398,897
2.60%, 05/19/26 (a)	150,000	164,104
3.75%, 03/25/27 (a)	250,000	290,894
2.45%, 11/15/29 (a)	450,000	483,043
3.90%, 03/25/30 (a)	300,000	360,336
4.00%, 12/15/32	150,000	186,028
4.60%, 03/25/40 (a)	100,000	131,131
4.80%, 10/01/41	195,000	262,677
4.25%, 12/15/42	100,000	125,131
4.10%, 05/19/46 (a)	550,000	681,310
4.10%, 05/11/47 (a)	100,000	124,710
3.73%, 12/08/47 (a)	150,000	176,684
3.25%, 11/15/49 (a)	300,000	333,669
4.75%, 03/25/50 (a)	400,000	553,018
3.10%, 02/15/60 (a)	160,000	171,585
4.95%, 03/25/60 (a)	150,000	217,710
International Business Machines Corp.
2.50%, 01/27/22	150,000	155,018
2.85%, 05/13/22	550,000	575,388
1.88%, 08/01/22	200,000	205,587
2.88%, 11/09/22	150,000	158,471
3.38%, 08/01/23	200,000	216,653
3.63%, 02/12/24	400,000	441,022
3.00%, 05/15/24	450,000	487,244
3.45%, 02/19/26	300,000	336,273
3.30%, 05/15/26	550,000	614,122
3.30%, 01/27/27	250,000	278,482
1.70%, 05/15/27 (a)	200,000	202,987
6.22%, 08/01/27	230,000	298,695
3.50%, 05/15/29	550,000	628,884
1.95%, 05/15/30 (a)	200,000	200,979
4.15%, 05/15/39	450,000	535,248
5.60%, 11/30/39	150,000	207,855
2.85%, 05/15/40 (a)	200,000	203,412
4.70%, 02/19/46	150,000	194,125
4.25%, 05/15/49	500,000	619,537
2.95%, 05/15/50 (a)	200,000	202,769
Jabil, Inc.
4.70%, 09/15/22	200,000	210,752
3.60%, 01/15/30 (a)	100,000	98,558
Juniper Networks, Inc.
4.50%, 03/15/24	200,000	221,053
3.75%, 08/15/29 (a)	150,000	164,189
5.95%, 03/15/41	100,000	119,286
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	171,253
3.00%, 10/30/29 (a)	100,000	104,725
KLA Corp.
4.65%, 11/01/24 (a)	230,000	260,291
4.10%, 03/15/29 (a)	100,000	115,928
5.00%, 03/15/49 (a)	100,000	128,573
3.30%, 03/01/50 (a)	100,000	100,242
Lam Research Corp.
2.80%, 06/15/21 (a)	100,000	102,228
3.80%, 03/15/25 (a)	230,000	258,199
4.00%, 03/15/29 (a)	150,000	175,219
1.90%, 06/15/30 (a)	200,000	200,992

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.88%, 03/15/49 (a)	100,000	135,554
2.88%, 06/15/50 (a)	200,000	203,575
Leidos, Inc.
3.63%, 05/15/25 (a)(e)	150,000	161,171
4.38%, 05/15/30 (a)(e)	150,000	166,752
Marvell Technology Group Ltd.
4.88%, 06/22/28 (a)	100,000	114,119
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	100,000	107,329
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	200,000	210,790
Micron Technology, Inc.
2.50%, 04/24/23	200,000	205,650
4.98%, 02/06/26 (a)	250,000	281,020
4.19%, 02/15/27 (a)	150,000	166,114
5.33%, 02/06/29 (a)	200,000	231,157
4.66%, 02/15/30 (a)	150,000	170,010
Microsoft Corp.
1.55%, 08/08/21 (a)	300,000	304,189
2.40%, 02/06/22 (a)	250,000	258,757
2.38%, 02/12/22 (a)	300,000	310,575
2.65%, 11/03/22 (a)	150,000	158,027
2.38%, 05/01/23 (a)	300,000	316,269
2.00%, 08/08/23 (a)	400,000	419,758
3.63%, 12/15/23 (a)	350,000	388,251
2.88%, 02/06/24 (a)	350,000	379,400
2.70%, 02/12/25 (a)	350,000	383,063
3.13%, 11/03/25 (a)	430,000	485,169
2.40%, 08/08/26 (a)	800,000	880,980
3.30%, 02/06/27 (a)	750,000	862,564
3.50%, 02/12/35 (a)	250,000	304,389
4.20%, 11/03/35 (a)	250,000	330,176
3.45%, 08/08/36 (a)	350,000	414,029
4.10%, 02/06/37 (a)	300,000	383,001
4.50%, 10/01/40	550,000	746,111
3.50%, 11/15/42	100,000	120,665
3.75%, 05/01/43 (a)	150,000	184,673
3.75%, 02/12/45 (a)	350,000	435,909
4.45%, 11/03/45 (a)	450,000	622,469
3.70%, 08/08/46 (a)	874,000	1,085,945
4.25%, 02/06/47 (a)	500,000	680,965
4.00%, 02/12/55 (a)	350,000	463,307
4.75%, 11/03/55 (a)	100,000	149,501
3.95%, 08/08/56 (a)	450,000	592,252
4.50%, 02/06/57 (a)	250,000	364,657
Motorola Solutions, Inc.
3.75%, 05/15/22	85,000	88,920
3.50%, 03/01/23	180,000	188,485
4.00%, 09/01/24	200,000	218,237
4.60%, 02/23/28 (a)	150,000	165,980
5.50%, 09/01/44	100,000	106,100
NetApp, Inc.
3.38%, 06/15/21 (a)	230,000	234,969
NVIDIA Corp.
2.20%, 09/16/21 (a)	180,000	183,830
3.20%, 09/16/26 (a)	100,000	112,807
2.85%, 04/01/30 (a)	250,000	274,564
3.50%, 04/01/40 (a)	150,000	171,407
3.50%, 04/01/50 (a)	350,000	403,443
3.70%, 04/01/60 (a)	100,000	119,225
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(e)	200,000	222,560
5.35%, 03/01/26 (a)(e)	250,000	287,794
5.55%, 12/01/28 (a)(e)	200,000	237,713
Security Rate, Maturity Date	Face Amount ($)	Value ($)
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(e)	175,000	180,838
4.30%, 06/18/29 (a)(e)	150,000	165,359
3.40%, 05/01/30 (a)(e)	200,000	207,660
Oracle Corp.
2.80%, 07/08/21	200,000	205,197
1.90%, 09/15/21 (a)	500,000	508,910
2.50%, 05/15/22 (a)	350,000	362,420
2.50%, 10/15/22	450,000	471,215
2.63%, 02/15/23 (a)	400,000	421,186
3.63%, 07/15/23	212,000	231,634
2.40%, 09/15/23 (a)	500,000	527,417
3.40%, 07/08/24 (a)	250,000	274,614
2.95%, 11/15/24 (a)	450,000	489,652
2.50%, 04/01/25 (a)	600,000	640,392
2.95%, 05/15/25 (a)	601,000	654,621
2.65%, 07/15/26 (a)	600,000	649,140
2.80%, 04/01/27 (a)	400,000	433,658
3.25%, 11/15/27 (a)	400,000	447,846
2.95%, 04/01/30 (a)	500,000	552,305
3.25%, 05/15/30 (a)	200,000	226,574
4.30%, 07/08/34 (a)	300,000	369,390
3.90%, 05/15/35 (a)	250,000	297,135
3.85%, 07/15/36 (a)	150,000	174,284
3.80%, 11/15/37 (a)	400,000	458,024
6.13%, 07/08/39	250,000	365,720
3.60%, 04/01/40 (a)	500,000	557,130
5.38%, 07/15/40	350,000	477,235
4.50%, 07/08/44 (a)	230,000	288,302
4.13%, 05/15/45 (a)	450,000	532,372
4.00%, 07/15/46 (a)	470,000	547,954
4.00%, 11/15/47 (a)	300,000	353,428
3.60%, 04/01/50 (a)	850,000	949,875
4.38%, 05/15/55 (a)	150,000	190,475
3.85%, 04/01/60 (a)	650,000	747,376
PayPal Holdings, Inc.
2.20%, 09/26/22	150,000	155,053
1.35%, 06/01/23	200,000	203,422
2.40%, 10/01/24 (a)	150,000	159,215
1.65%, 06/01/25 (a)	250,000	256,349
2.65%, 10/01/26 (a)	250,000	271,119
2.85%, 10/01/29 (a)	300,000	326,025
2.30%, 06/01/30 (a)	200,000	207,180
3.25%, 06/01/50 (a)	250,000	269,030
QUALCOMM, Inc.
3.00%, 05/20/22	500,000	524,972
2.60%, 01/30/23 (a)	150,000	157,686
2.90%, 05/20/24 (a)	150,000	161,736
3.45%, 05/20/25 (a)	350,000	389,520
3.25%, 05/20/27 (a)	350,000	390,540
2.15%, 05/20/30 (a)	200,000	205,439
4.65%, 05/20/35 (a)	300,000	386,016
4.80%, 05/20/45 (a)	250,000	319,096
4.30%, 05/20/47 (a)	200,000	245,931
3.25%, 05/20/50 (a)	225,000	245,042
salesforce.com, Inc.
3.70%, 04/11/28 (a)	300,000	348,019
Seagate HDD Cayman
4.75%, 06/01/23	150,000	158,432
4.88%, 03/01/24 (a)	100,000	105,937
4.75%, 01/01/25	150,000	159,637
4.88%, 06/01/27 (a)	250,000	266,206
Tech Data Corp.
3.70%, 02/15/22 (a)	100,000	100,534
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	151,000	155,284
1.38%, 03/12/25 (a)	150,000	154,400

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.90%, 11/03/27 (a)	75,000	84,611
2.25%, 09/04/29 (a)	100,000	106,712
1.75%, 05/04/30 (a)	200,000	205,617
3.88%, 03/15/39 (a)	150,000	191,296
4.15%, 05/15/48 (a)	250,000	329,219
Trimble, Inc.
4.15%, 06/15/23 (a)	150,000	157,871
4.90%, 06/15/28 (a)	100,000	109,168
Tyco Electronics Group S.A.
3.50%, 02/03/22 (a)	100,000	104,131
3.45%, 08/01/24 (a)	100,000	108,232
3.70%, 02/15/26 (a)	100,000	109,350
3.13%, 08/15/27 (a)	100,000	105,849
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	165,852
4.13%, 03/15/29 (a)	150,000	172,744
5.50%, 06/15/45 (a)	50,000	64,549
VMware, Inc.
2.95%, 08/21/22 (a)	150,000	154,839
4.50%, 05/15/25 (a)	150,000	162,281
4.65%, 05/15/27 (a)	150,000	162,694
3.90%, 08/21/27 (a)	200,000	210,312
4.70%, 05/15/30 (a)	150,000	165,028
Xilinx, Inc.
2.95%, 06/01/24 (a)	100,000	106,807
2.38%, 06/01/30 (a)	200,000	203,978
		100,552,099
Transportation 0.7%
American Airlines 2013-2 Class A Pass-Through Trust
4.95%, 01/15/23	141,545	111,500
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/27	181,323	140,954
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	162,109	150,032
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	166,628	147,941
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	127,875	118,592
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/32	118,152	104,422
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (a)	150,000	154,574
3.05%, 03/15/22 (a)	300,000	311,859
3.00%, 03/15/23 (a)	150,000	158,949
3.85%, 09/01/23 (a)	150,000	164,218
3.40%, 09/01/24 (a)	200,000	221,020
6.20%, 08/15/36	150,000	209,017
5.75%, 05/01/40 (a)	100,000	139,218
5.05%, 03/01/41 (a)	100,000	130,663
5.40%, 06/01/41 (a)	100,000	134,292
4.95%, 09/15/41 (a)	200,000	256,800
5.15%, 09/01/43 (a)	100,000	134,346
4.90%, 04/01/44 (a)	100,000	131,430
4.55%, 09/01/44 (a)	90,000	112,949
4.15%, 04/01/45 (a)	100,000	121,050
4.70%, 09/01/45 (a)	100,000	128,745
3.90%, 08/01/46 (a)	250,000	294,259
4.05%, 06/15/48 (a)	400,000	478,020
4.15%, 12/15/48 (a)	500,000	614,845
3.55%, 02/15/50 (a)	100,000	113,296
3.05%, 02/15/51 (a)	100,000	105,121
Canadian National Railway Co.
2.75%, 03/01/26 (a)	300,000	327,730
6.90%, 07/15/28	150,000	206,387
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.20%, 08/02/46 (a)	150,000	166,628
3.65%, 02/03/48 (a)	100,000	118,280
4.45%, 01/20/49 (a)	150,000	200,903
2.45%, 05/01/50 (a)	200,000	194,192
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	150,000	170,418
2.05%, 03/05/30 (a)	100,000	100,392
4.80%, 09/15/35 (a)	300,000	390,736
4.80%, 08/01/45 (a)	100,000	131,966
6.13%, 09/15/15 (a)	100,000	151,837
Continental Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	98,320	90,351
CSX Corp.
3.40%, 08/01/24 (a)	150,000	165,010
3.35%, 11/01/25 (a)	100,000	111,834
2.60%, 11/01/26 (a)	100,000	106,941
3.25%, 06/01/27 (a)	150,000	165,384
3.80%, 03/01/28 (a)	200,000	227,997
4.25%, 03/15/29 (a)	150,000	177,659
2.40%, 02/15/30 (a)	150,000	156,447
6.22%, 04/30/40	500,000	716,127
4.75%, 05/30/42 (a)	100,000	125,491
4.10%, 03/15/44 (a)	200,000	236,409
3.80%, 11/01/46 (a)	100,000	114,260
4.30%, 03/01/48 (a)	100,000	123,919
4.75%, 11/15/48 (a)	100,000	129,811
4.50%, 03/15/49 (a)	150,000	190,198
3.35%, 09/15/49 (a)	100,000	108,651
3.80%, 04/15/50 (a)	100,000	117,014
3.95%, 05/01/50 (a)	100,000	119,848
4.50%, 08/01/54 (a)	100,000	126,111
4.65%, 03/01/68 (a)	50,000	64,354
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	200,000	190,131
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	100,000	91,715
FedEx Corp.
2.63%, 08/01/22	150,000	156,314
4.00%, 01/15/24	200,000	220,124
3.20%, 02/01/25	100,000	108,796
3.25%, 04/01/26 (a)	250,000	270,081
3.30%, 03/15/27 (a)	150,000	157,362
3.40%, 02/15/28 (a)	150,000	158,045
3.10%, 08/05/29 (a)	200,000	207,996
4.90%, 01/15/34	150,000	174,553
3.90%, 02/01/35	200,000	210,897
3.88%, 08/01/42	150,000	144,735
4.10%, 04/15/43	100,000	97,928
5.10%, 01/15/44	75,000	84,392
4.10%, 02/01/45	400,000	391,164
4.75%, 11/15/45 (a)	100,000	107,754
4.40%, 01/15/47 (a)	100,000	102,309
4.05%, 02/15/48 (a)	100,000	97,939
4.95%, 10/17/48 (a)	150,000	166,045
5.25%, 05/15/50 (a)	300,000	350,821
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	169,009
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/32	98,781	89,816
Kansas City Southern
2.88%, 11/15/29 (a)	150,000	155,810
4.95%, 08/15/45 (a)	100,000	126,208
4.70%, 05/01/48 (a)	150,000	186,965
3.50%, 05/01/50 (a)	100,000	106,971
4.20%, 11/15/69 (a)	100,000	105,848
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	96,393

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Norfolk Southern Corp.
2.90%, 02/15/23 (a)	150,000	158,331
3.65%, 08/01/25 (a)	100,000	111,677
3.15%, 06/01/27 (a)	200,000	223,566
2.55%, 11/01/29 (a)	100,000	105,485
3.95%, 10/01/42 (a)	330,000	376,159
4.65%, 01/15/46 (a)	150,000	189,646
3.94%, 11/01/47 (a)	100,000	116,779
4.15%, 02/28/48 (a)	100,000	120,689
4.10%, 05/15/49 (a)	100,000	119,865
3.40%, 11/01/49 (a)	100,000	107,975
3.05%, 05/15/50 (a)	200,000	203,687
4.05%, 08/15/52 (a)	150,000	173,218
3.16%, 05/15/55 (a)	150,000	150,824
Ryder System, Inc.
3.45%, 11/15/21 (a)	150,000	153,101
2.88%, 06/01/22 (a)	100,000	102,386
3.75%, 06/09/23 (a)	150,000	157,157
3.88%, 12/01/23 (a)	150,000	157,057
3.65%, 03/18/24 (a)	100,000	105,227
3.35%, 09/01/25 (a)	150,000	152,999
2.90%, 12/01/26 (a)	100,000	100,466
Southwest Airlines Co.
5.25%, 05/04/25 (a)	170,000	173,068
3.00%, 11/15/26 (a)	145,000	134,319
3.45%, 11/16/27 (a)	100,000	90,391
2.63%, 02/10/30 (a)	150,000	123,995
Union Pacific Corp.
4.16%, 07/15/22 (a)	362,000	385,925
3.65%, 02/15/24 (a)	500,000	545,592
3.15%, 03/01/24 (a)	200,000	216,494
3.75%, 07/15/25 (a)	150,000	168,779
3.00%, 04/15/27 (a)	200,000	218,560
3.95%, 09/10/28 (a)	250,000	290,855
3.70%, 03/01/29 (a)	150,000	171,640
2.40%, 02/05/30 (a)	200,000	210,511
4.38%, 09/10/38 (a)	150,000	181,102
3.55%, 08/15/39 (a)	100,000	110,890
4.05%, 11/15/45 (a)	450,000	530,057
4.50%, 09/10/48 (a)	150,000	187,903
4.30%, 03/01/49 (a)	100,000	126,521
3.25%, 02/05/50 (a)	350,000	377,480
3.80%, 10/01/51 (a)	150,000	176,342
3.88%, 02/01/55 (a)	50,000	56,760
3.95%, 08/15/59 (a)	100,000	113,793
4.38%, 11/15/65 (a)	150,000	183,775
3.75%, 02/05/70 (a)	200,000	220,295
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	289,516	252,598
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	111,873	97,595
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	130,212	117,892
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	86,785	78,751
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	139,954	125,713
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	88,883	82,788
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	100,000	88,614
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	250,000	258,660
2.45%, 10/01/22	150,000	156,464
2.50%, 04/01/23 (a)	250,000	262,896
2.20%, 09/01/24 (a)	100,000	105,333
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.90%, 04/01/25 (a)	150,000	170,770
3.05%, 11/15/27 (a)	250,000	280,106
3.40%, 03/15/29 (a)	100,000	114,245
4.45%, 04/01/30 (a)	100,000	123,888
6.20%, 01/15/38	195,000	282,931
5.20%, 04/01/40 (a)	100,000	133,548
4.88%, 11/15/40 (a)	250,000	320,470
3.40%, 11/15/46 (a)	100,000	108,431
3.75%, 11/15/47 (a)	150,000	171,846
4.25%, 03/15/49 (a)	100,000	123,241
3.40%, 09/01/49 (a)	100,000	107,778
5.30%, 04/01/50 (a)	200,000	282,628
		26,876,045
		673,136,039

Utility 2.1%
Electric 1.9%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	282,150
4.15%, 05/01/49 (a)	100,000	117,132
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	150,000	173,254
3.80%, 06/15/49 (a)	100,000	118,322
3.65%, 04/01/50 (a)	200,000	230,189
Alabama Power Co.
6.00%, 03/01/39	100,000	140,246
3.85%, 12/01/42	150,000	171,676
4.15%, 08/15/44 (a)	150,000	178,124
3.70%, 12/01/47 (a)	350,000	395,628
3.45%, 10/01/49 (a)	100,000	109,522
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	106,316
3.50%, 01/15/31 (a)	100,000	111,230
Ameren Illinois Co.
2.70%, 09/01/22 (a)	263,000	272,997
4.15%, 03/15/46 (a)	150,000	182,161
3.70%, 12/01/47 (a)	100,000	114,823
4.50%, 03/15/49 (a)	100,000	129,769
American Electric Power Co., Inc.
3.65%, 12/01/21	150,000	156,184
3.20%, 11/13/27 (a)	150,000	161,599
4.30%, 12/01/28 (a)	100,000	116,088
2.30%, 03/01/30 (a)	150,000	151,840
3.25%, 03/01/50 (a)	150,000	150,706
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	106,618
7.00%, 04/01/38	100,000	139,631
4.50%, 03/01/49 (a)	100,000	119,733
3.70%, 05/01/50 (a)	200,000	218,681
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	104,157
4.50%, 04/01/42 (a)	300,000	356,368
4.25%, 03/01/49 (a)	100,000	118,352
3.35%, 05/15/50 (a)	250,000	255,952
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	115,021
Avangrid, Inc.
3.15%, 12/01/24 (a)	100,000	107,766
3.20%, 04/15/25 (a)	150,000	160,636
3.80%, 06/01/29 (a)	100,000	112,903
Avista Corp.
4.35%, 06/01/48 (a)	100,000	124,477

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (a)	100,000	107,052
6.35%, 10/01/36	100,000	141,704
3.50%, 08/15/46 (a)	150,000	162,958
3.75%, 08/15/47 (a)	150,000	170,222
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	600,000	631,848
4.05%, 04/15/25 (a)(e)	150,000	169,531
3.25%, 04/15/28 (a)	350,000	398,526
3.70%, 07/15/30 (a)(e)	350,000	406,107
6.13%, 04/01/36	98,000	141,554
5.15%, 11/15/43 (a)	100,000	133,865
3.80%, 07/15/48 (a)	150,000	172,539
4.45%, 01/15/49 (a)	300,000	381,703
4.25%, 10/15/50 (a)(e)	100,000	125,220
Black Hills Corp.
3.15%, 01/15/27 (a)	100,000	102,844
4.35%, 05/01/33 (a)	150,000	166,650
3.88%, 10/15/49 (a)	100,000	100,169
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	257,000	272,620
3.00%, 02/01/27 (a)	150,000	160,788
4.50%, 04/01/44 (a)	250,000	314,339
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	250,000	260,929
2.95%, 03/01/30 (a)	100,000	105,474
3.70%, 09/01/49 (a)	100,000	104,197
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	156,190
3.38%, 09/15/29 (a)(e)	100,000	103,347
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	108,322
4.75%, 06/01/50 (a)(b)	100,000	102,158
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	150,000	163,477
2.20%, 03/01/30 (a)	100,000	104,550
3.80%, 10/01/42 (a)	150,000	174,186
4.60%, 08/15/43 (a)	100,000	127,184
3.70%, 03/01/45 (a)	100,000	114,038
4.35%, 11/15/45 (a)	100,000	124,898
3.65%, 06/15/46 (a)	100,000	113,859
3.75%, 08/15/47 (a)	50,000	57,974
4.00%, 03/01/48 (a)	150,000	180,637
4.00%, 03/01/49 (a)	150,000	180,639
3.20%, 11/15/49 (a)	100,000	106,753
3.00%, 03/01/50 (a)	150,000	157,471
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	58,515
3.35%, 04/01/30 (a)	100,000	111,512
5.30%, 03/01/35	230,000	306,376
5.85%, 03/15/36	150,000	200,155
4.20%, 03/15/42	450,000	528,064
4.45%, 03/15/44 (a)	230,000	279,357
4.50%, 12/01/45 (a)	150,000	184,347
3.85%, 06/15/46 (a)	100,000	112,818
3.88%, 06/15/47 (a)	150,000	169,876
4.65%, 12/01/48 (a)	100,000	127,366
4.13%, 05/15/49 (a)	100,000	119,061
3.95%, 04/01/50 (a)	150,000	176,918
4.63%, 12/01/54 (a)	100,000	126,229
4.00%, 11/15/57 (a)	100,000	114,281
4.50%, 05/15/58 (a)	100,000	123,831
3.70%, 11/15/59 (a)	100,000	109,338
Consumers Energy Co.
3.38%, 08/15/23 (a)	330,000	356,730
3.95%, 05/15/43 (a)	330,000	402,397
4.05%, 05/15/48 (a)	100,000	125,089
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.35%, 04/15/49 (a)	100,000	132,190
2.50%, 05/01/60 (a)	200,000	187,691
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	200,000	216,668
Dominion Energy South Carolina, Inc.
6.05%, 01/15/38	100,000	141,811
5.45%, 02/01/41 (a)	100,000	137,039
5.10%, 06/01/65 (a)	100,000	140,785
Dominion Energy, Inc.
2.00%, 08/15/21 (a)	200,000	202,792
3.90%, 10/01/25 (a)	150,000	166,939
2.85%, 08/15/26 (a)	300,000	317,562
4.25%, 06/01/28 (a)	150,000	170,281
3.38%, 04/01/30 (a)	200,000	219,139
5.25%, 08/01/33	180,000	212,028
5.95%, 06/15/35	100,000	128,979
7.00%, 06/15/38	100,000	141,274
4.90%, 08/01/41 (a)	100,000	118,244
4.05%, 09/15/42 (a)	100,000	110,677
4.60%, 03/15/49 (a)	100,000	122,065
5.75%, 10/01/54 (a)(b)	150,000	152,804
DTE Electric Co.
2.25%, 03/01/30 (a)	150,000	155,488
2.63%, 03/01/31 (a)	300,000	322,143
3.75%, 08/15/47 (a)	150,000	175,102
4.05%, 05/15/48 (a)	100,000	122,781
3.95%, 03/01/49 (a)	150,000	182,257
2.95%, 03/01/50 (a)	100,000	104,405
DTE Energy Co.
2.25%, 11/01/22	250,000	257,782
3.70%, 08/01/23 (a)	150,000	161,146
2.53%, 10/01/24	100,000	103,861
2.85%, 10/01/26 (a)	300,000	313,261
3.40%, 06/15/29 (a)	100,000	106,416
2.95%, 03/01/30 (a)	100,000	102,898
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	150,000	177,519
2.45%, 08/15/29 (a)	150,000	160,215
2.45%, 02/01/30 (a)	100,000	107,276
6.45%, 10/15/32	230,000	316,700
6.05%, 04/15/38	150,000	218,829
5.30%, 02/15/40	150,000	205,237
4.25%, 12/15/41 (a)	155,000	189,756
3.75%, 06/01/45 (a)	150,000	174,304
3.88%, 03/15/46 (a)	100,000	118,922
3.70%, 12/01/47 (a)	150,000	174,265
3.95%, 03/15/48 (a)	100,000	121,499
3.20%, 08/15/49 (a)	150,000	163,575
Duke Energy Corp.
1.80%, 09/01/21 (a)	150,000	151,823
3.55%, 09/15/21 (a)	250,000	258,015
3.05%, 08/15/22 (a)	200,000	208,592
3.75%, 04/15/24 (a)	455,000	499,604
2.65%, 09/01/26 (a)	200,000	214,527
3.15%, 08/15/27 (a)	200,000	219,005
2.45%, 06/01/30 (a)	250,000	257,221
3.75%, 09/01/46 (a)	250,000	278,019
3.95%, 08/15/47 (a)	100,000	115,017
4.20%, 06/15/49 (a)	100,000	119,381
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	555,000	620,040
3.80%, 07/15/28 (a)	150,000	173,863
6.35%, 09/15/37	150,000	220,451
3.40%, 10/01/46 (a)	100,000	111,133
4.20%, 07/15/48 (a)	150,000	188,226

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Indiana LLC
6.35%, 08/15/38	200,000	297,913
4.90%, 07/15/43 (a)	100,000	131,589
3.25%, 10/01/49 (a)	150,000	163,349
2.75%, 04/01/50 (a)	100,000	100,472
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	300,000	307,795
4.30%, 02/01/49 (a)	150,000	190,931
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	230,514
4.10%, 05/15/42 (a)	100,000	120,197
4.10%, 03/15/43 (a)	150,000	180,275
4.15%, 12/01/44 (a)	278,000	337,133
3.70%, 10/15/46 (a)	250,000	288,204
Edison International
2.40%, 09/15/22 (a)	100,000	100,701
3.55%, 11/15/24 (a)	100,000	104,481
5.75%, 06/15/27 (a)	100,000	112,987
4.13%, 03/15/28 (a)	100,000	104,362
El Paso Electric Co.
6.00%, 05/15/35	44,000	58,093
Emera US Finance LP
2.70%, 06/15/21 (a)	200,000	202,596
3.55%, 06/15/26 (a)	150,000	163,282
4.75%, 06/15/46 (a)	150,000	169,528
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	105,956
Enel Chile S.A.
4.88%, 06/12/28 (a)	100,000	111,428
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	105,497
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	200,000	219,233
Entergy Corp.
2.95%, 09/01/26 (a)	150,000	163,957
2.80%, 06/15/30 (a)	250,000	260,084
Entergy Louisiana LLC
4.05%, 09/01/23 (a)	100,000	109,256
2.40%, 10/01/26 (a)	400,000	418,562
3.25%, 04/01/28 (a)	250,000	273,725
4.00%, 03/15/33 (a)	100,000	120,747
4.20%, 09/01/48 (a)	100,000	126,415
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	100,000	121,957
Entergy Texas, Inc.
4.50%, 03/30/39 (a)	250,000	307,982
3.55%, 09/30/49 (a)	100,000	109,617
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	216,133
4.13%, 03/01/42 (a)	100,000	118,451
4.25%, 12/01/45 (a)	100,000	122,031
Evergy Metro, Inc.
4.20%, 03/15/48 (a)	300,000	371,334
Evergy, Inc.
2.45%, 09/15/24 (a)	200,000	208,933
2.90%, 09/15/29 (a)	250,000	262,359
Eversource Energy
2.75%, 03/15/22 (a)	200,000	206,440
3.80%, 12/01/23 (a)	150,000	163,451
3.15%, 01/15/25 (a)	330,000	354,766
3.30%, 01/15/28 (a)	100,000	108,942
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	279,889
4.95%, 06/15/35 (a)(e)	230,000	286,516
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.63%, 06/15/35	500,000	654,470
4.70%, 04/15/50 (a)	100,000	125,551
Exelon Generation Co., LLC
3.40%, 03/15/22 (a)	400,000	415,024
4.25%, 06/15/22 (a)	150,000	158,296
3.25%, 06/01/25 (a)	250,000	258,980
6.25%, 10/01/39	262,000	309,447
FirstEnergy Corp.
4.25%, 03/15/23 (a)	200,000	215,814
3.90%, 07/15/27 (a)	500,000	559,542
2.65%, 03/01/30 (a)	50,000	52,099
7.38%, 11/15/31	250,000	369,062
4.85%, 07/15/47 (a)	150,000	190,468
3.40%, 03/01/50 (a)	100,000	105,445
Florida Power & Light Co.
2.85%, 04/01/25 (a)	150,000	163,587
5.63%, 04/01/34	150,000	213,864
5.65%, 02/01/37	100,000	140,631
5.96%, 04/01/39	200,000	298,676
5.69%, 03/01/40	300,000	446,806
5.25%, 02/01/41 (a)	250,000	354,171
4.05%, 06/01/42 (a)	250,000	307,629
3.70%, 12/01/47 (a)	100,000	120,817
3.95%, 03/01/48 (a)	100,000	125,973
3.15%, 10/01/49 (a)	100,000	112,768
Fortis, Inc.
3.06%, 10/04/26 (a)	155,000	166,239
Georgia Power Co.
2.85%, 05/15/22	150,000	156,469
2.10%, 07/30/23	200,000	207,442
2.65%, 09/15/29 (a)	150,000	156,078
4.75%, 09/01/40	150,000	178,638
4.30%, 03/15/42	150,000	173,770
4.30%, 03/15/43	100,000	116,907
3.70%, 01/30/50 (a)	100,000	111,008
Gulf Power Co.
3.30%, 05/30/27 (a)	450,000	489,931
Iberdrola International BV
6.75%, 07/15/36	100,000	137,922
Indiana Michigan Power Co.
3.75%, 07/01/47 (a)	100,000	112,732
4.25%, 08/15/48 (a)	100,000	120,827
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	108,577
2.30%, 06/01/30 (a)(d)	200,000	202,082
6.25%, 07/15/39	150,000	211,186
3.50%, 09/30/49 (a)	100,000	107,773
ITC Holdings Corp.
2.70%, 11/15/22 (a)	200,000	207,921
3.25%, 06/30/26 (a)	100,000	108,169
5.30%, 07/01/43 (a)	100,000	125,172
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	132,080
4.38%, 10/01/45 (a)	100,000	120,420
3.30%, 06/01/50 (a)(d)	250,000	261,366
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	150,000	177,640
McCormick & Co., Inc.
2.90%, 03/01/50 (a)	150,000	159,306
MidAmerican Energy Co.
6.75%, 12/30/31	100,000	146,256
4.80%, 09/15/43 (a)	100,000	131,007
4.40%, 10/15/44 (a)	100,000	126,048
4.25%, 05/01/46 (a)	100,000	124,951
3.95%, 08/01/47 (a)	150,000	183,074
3.65%, 08/01/48 (a)	150,000	175,312

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.25%, 07/15/49 (a)	150,000	190,136
3.15%, 04/15/50 (a)	100,000	108,409
Mississippi Power Co.
4.25%, 03/15/42	100,000	110,368
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	850,000	877,544
2.40%, 03/15/30 (a)	150,000	158,236
4.02%, 11/01/32 (a)	150,000	173,654
4.40%, 11/01/48 (a)	150,000	189,637
4.30%, 03/15/49 (a)	100,000	127,059
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	288,392
6.75%, 07/01/37	100,000	145,631
3.13%, 08/01/50 (a)	100,000	106,543
NextEra Energy Capital Holdings, Inc.
2.40%, 09/01/21	200,000	204,531
3.20%, 02/25/22	150,000	156,329
3.30%, 08/15/22	100,000	105,775
3.15%, 04/01/24 (a)	250,000	268,539
2.75%, 05/01/25 (a)	200,000	214,439
3.25%, 04/01/26 (a)	100,000	110,156
3.55%, 05/01/27 (a)	250,000	278,474
3.50%, 04/01/29 (a)	150,000	168,877
2.75%, 11/01/29 (a)	150,000	161,914
2.25%, 06/01/30 (a)	300,000	306,862
4.80%, 12/01/77 (a)(b)	100,000	101,377
Northern States Power Co.
5.30%, 06/01/42 (a)	100,000	139,637
4.00%, 08/15/45 (a)	150,000	181,031
3.60%, 05/15/46 (a)	200,000	231,365
3.60%, 09/15/47 (a)	350,000	408,403
NSTAR Electric Co.
5.50%, 03/15/40	300,000	404,116
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	127,981
5.38%, 11/01/40	200,000	231,026
Ohio Edison Co.
6.88%, 07/15/36	100,000	137,150
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	212,345
4.00%, 06/01/49 (a)	50,000	59,911
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	250,000	279,461
3.30%, 03/15/30 (a)	100,000	108,341
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	250,000	269,170
2.95%, 04/01/25 (a)	100,000	107,869
3.70%, 11/15/28 (a)	100,000	115,685
7.00%, 05/01/32	115,000	167,692
4.55%, 12/01/41 (a)	480,000	615,305
3.80%, 06/01/49 (a)	100,000	120,835
3.10%, 09/15/49 (a)	150,000	161,962
3.70%, 05/15/50 (a)(e)	100,000	120,265
PacifiCorp
3.85%, 06/15/21 (a)	150,000	153,993
3.50%, 06/15/29 (a)	150,000	172,090
6.25%, 10/15/37	100,000	142,994
6.00%, 01/15/39	330,000	470,512
4.13%, 01/15/49 (a)	150,000	183,299
4.15%, 02/15/50 (a)	100,000	124,350
3.30%, 03/15/51 (a)	100,000	109,503
PECO Energy Co.
4.15%, 10/01/44 (a)	100,000	122,625
3.90%, 03/01/48 (a)	150,000	180,421
3.00%, 09/15/49 (a)	100,000	105,926
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	150,000	163,489
4.15%, 03/15/43 (a)	100,000	120,153
PPL Capital Funding, Inc.
3.40%, 06/01/23 (a)	374,000	396,118
3.10%, 05/15/26 (a)	250,000	266,821
4.13%, 04/15/30 (a)	200,000	225,985
4.00%, 09/15/47 (a)	100,000	105,927
PPL Electric Utilities Corp.
4.75%, 07/15/43 (a)	50,000	65,124
4.13%, 06/15/44 (a)	100,000	121,564
3.95%, 06/01/47 (a)	150,000	178,503
4.15%, 06/15/48 (a)	100,000	124,524
Progress Energy, Inc.
3.15%, 04/01/22 (a)	250,000	259,395
7.75%, 03/01/31	150,000	216,688
PSEG Power LLC
3.00%, 06/15/21 (a)	400,000	408,550
8.63%, 04/15/31 (c)	180,000	247,203
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	200,000	231,561
1.90%, 01/15/31 (a)	150,000	151,491
6.25%, 09/01/37	100,000	150,566
3.60%, 09/15/42 (a)	100,000	114,331
4.30%, 03/15/44 (a)	40,000	49,740
3.20%, 03/01/50 (a)	100,000	110,188
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	200,000	217,094
3.60%, 07/01/49 (a)	150,000	173,566
Public Service Electric & Gas Co.
3.20%, 05/15/29 (a)	300,000	335,590
3.95%, 05/01/42 (a)	150,000	181,059
3.80%, 03/01/46 (a)	150,000	180,567
3.60%, 12/01/47 (a)	100,000	117,230
3.85%, 05/01/49 (a)	150,000	183,315
3.15%, 01/01/50 (a)	100,000	109,708
2.70%, 05/01/50 (a)	250,000	249,575
Public Service Enterprise Group, Inc.
2.00%, 11/15/21 (a)	200,000	202,740
2.88%, 06/15/24 (a)	100,000	106,265
Puget Energy, Inc.
4.10%, 06/15/30 (a)(e)	250,000	265,299
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	509,882
4.22%, 06/15/48 (a)	100,000	123,833
3.25%, 09/15/49 (a)	100,000	106,136
San Diego Gas & Electric Co.
3.00%, 08/15/21	150,000	153,047
2.50%, 05/15/26 (a)	150,000	159,254
4.50%, 08/15/40	100,000	121,945
4.15%, 05/15/48 (a)	100,000	118,649
4.10%, 06/15/49 (a)	100,000	118,591
3.32%, 04/15/50 (a)	100,000	106,412
Sempra Energy
3.55%, 06/15/24 (a)	150,000	161,125
Southern California Edison Co.
3.88%, 06/01/21 (a)	150,000	152,932
3.40%, 06/01/23 (a)	100,000	106,095
3.50%, 10/01/23 (a)	300,000	320,356
3.65%, 03/01/28 (a)	250,000	275,320
4.20%, 03/01/29 (a)	100,000	114,054
2.85%, 08/01/29 (a)	100,000	104,280
2.25%, 06/01/30 (a)	150,000	149,538
5.55%, 01/15/37	150,000	185,808
5.95%, 02/01/38	100,000	130,730
5.50%, 03/15/40	100,000	130,669

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 09/01/40 (a)	150,000	175,054
4.05%, 03/15/42 (a)	100,000	110,894
3.90%, 03/15/43 (a)	150,000	162,755
4.65%, 10/01/43 (a)	150,000	174,493
3.60%, 02/01/45 (a)	100,000	104,722
4.00%, 04/01/47 (a)	250,000	277,344
4.13%, 03/01/48 (a)	250,000	284,626
4.88%, 03/01/49 (a)	100,000	124,318
3.65%, 02/01/50 (a)	200,000	213,576
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	113,574
5.25%, 07/15/43	50,000	54,716
4.95%, 12/15/46 (a)	100,000	107,711
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	150,000	159,019
3.90%, 04/01/45 (a)	200,000	210,696
3.85%, 02/01/48 (a)	150,000	157,923
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	185,785
3.40%, 08/15/46 (a)	150,000	160,888
3.70%, 08/15/47 (a)	100,000	114,417
3.15%, 05/01/50 (a)	250,000	258,440
Tampa Electric Co.
4.30%, 06/15/48 (a)	250,000	313,689
The Connecticut Light and Power Co
4.00%, 04/01/48 (a)	200,000	243,849
The Dayton Power & Light Co
3.95%, 06/15/49 (a)	100,000	109,330
The Southern Co.
2.35%, 07/01/21 (a)	500,000	508,457
2.95%, 07/01/23 (a)	250,000	264,217
3.25%, 07/01/26 (a)	300,000	330,351
3.70%, 04/30/30 (a)	250,000	285,124
4.25%, 07/01/36 (a)	150,000	168,790
4.40%, 07/01/46 (a)	250,000	296,501
5.50%, 03/15/57 (a)(b)	100,000	101,123
The Toledo Edison Co.
6.15%, 05/15/37	100,000	145,638
Tucson Electric Power Co.
4.85%, 12/01/48 (a)	50,000	64,834
4.00%, 06/15/50 (a)	100,000	114,391
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	169,845
2.95%, 03/15/30 (a)	200,000	220,526
3.90%, 09/15/42 (a)	40,000	46,771
4.00%, 04/01/48 (a)	250,000	301,740
Virginia Electric & Power Co.
3.45%, 09/01/22 (a)	350,000	371,168
2.75%, 03/15/23 (a)	100,000	104,938
3.80%, 04/01/28 (a)	150,000	172,673
2.88%, 07/15/29 (a)	250,000	274,639
6.00%, 05/15/37	300,000	422,341
8.88%, 11/15/38	150,000	256,015
4.00%, 01/15/43 (a)	100,000	119,130
4.45%, 02/15/44 (a)	100,000	126,222
4.20%, 05/15/45 (a)	100,000	121,187
3.80%, 09/15/47 (a)	150,000	179,241
4.60%, 12/01/48 (a)	150,000	195,478
3.30%, 12/01/49 (a)	100,000	111,125
WEC Energy Group, Inc.
3.38%, 06/15/21	100,000	102,840
3.10%, 03/08/22	100,000	103,991
Wisconsin Electric Power Co.
4.30%, 10/15/48 (a)	100,000	122,690
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	110,860
3.65%, 04/01/50 (a)	100,000	113,293
Wisconsin Public Service Corp.
3.35%, 11/21/21	100,000	103,937
3.67%, 12/01/42	250,000	275,552
Xcel Energy, Inc.
2.60%, 03/15/22 (a)	150,000	154,006
4.00%, 06/15/28 (a)	100,000	115,093
2.60%, 12/01/29 (a)	100,000	105,395
3.40%, 06/01/30 (a)	100,000	112,196
3.50%, 12/01/49 (a)	100,000	109,034
		77,007,942
Natural Gas 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	125,000	134,427
4.13%, 10/15/44 (a)	300,000	364,131
4.30%, 10/01/48 (a)	100,000	127,124
4.13%, 03/15/49 (a)	100,000	124,397
3.38%, 09/15/49 (a)	100,000	111,877
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	100,000	113,221
5.85%, 01/15/41 (a)	100,000	131,253
NiSource, Inc.
3.49%, 05/15/27 (a)	250,000	279,110
2.95%, 09/01/29 (a)	100,000	107,308
3.60%, 05/01/30 (a)	200,000	226,189
5.25%, 02/15/43 (a)	195,000	246,725
4.80%, 02/15/44 (a)	409,000	494,763
3.95%, 03/30/48 (a)	100,000	112,718
ONE Gas, Inc.
2.00%, 05/15/30 (a)	200,000	202,963
4.66%, 02/01/44 (a)	100,000	122,993
4.50%, 11/01/48 (a)	100,000	126,145
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	169,356
3.64%, 11/01/46 (a)	100,000	108,655
3.35%, 06/01/50 (a)	100,000	105,616
Sempra Energy
2.90%, 02/01/23 (a)	250,000	260,339
3.75%, 11/15/25 (a)	150,000	164,663
3.25%, 06/15/27 (a)	200,000	216,337
3.40%, 02/01/28 (a)	200,000	214,530
3.80%, 02/01/38 (a)	150,000	161,431
4.00%, 02/01/48 (a)	150,000	167,407
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	54,128
2.60%, 06/15/26 (a)	130,000	139,365
2.55%, 02/01/30 (a)	100,000	106,585
3.75%, 09/15/42 (a)	150,000	170,736
4.30%, 01/15/49 (a)	100,000	123,718
3.95%, 02/15/50 (a)	100,000	120,802
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	150,000	156,433
5.88%, 03/15/41 (a)	150,000	197,557
4.40%, 06/01/43 (a)	75,000	85,017
3.95%, 10/01/46 (a)	150,000	162,491
Southwest Gas Corp.
4.15%, 06/01/49 (a)	100,000	114,415
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	111,269
		6,136,194

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	165,647
3.75%, 09/01/28 (a)	240,000	274,230
3.45%, 06/01/29 (a)	100,000	112,399
2.80%, 05/01/30 (a)	200,000	214,742
3.75%, 09/01/47 (a)	600,000	684,435
3.45%, 05/01/50 (a)	100,000	110,349
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	100,000	108,648
2.70%, 04/15/30 (a)	100,000	103,120
4.28%, 05/01/49 (a)	100,000	119,686
3.35%, 04/15/50 (a)	100,000	101,963
		1,995,219
		85,139,355
Total Corporates
(Cost $1,023,257,314)		1,090,146,507

Treasuries 37.1% of net assets
Bonds
8.13%, 08/15/21	400,000	438,531
8.00%, 11/15/21	1,500,000	1,671,299
7.25%, 08/15/22	1,000,000	1,156,250
7.63%, 11/15/22	327,600	387,477
7.13%, 02/15/23 (c)	1,000,000	1,188,320
6.25%, 08/15/23	775,000	925,429
7.50%, 11/15/24	300,000	395,988
7.63%, 02/15/25	550,000	738,783
6.88%, 08/15/25	500,000	669,199
6.00%, 02/15/26 (c)	1,310,800	1,727,286
6.75%, 08/15/26	250,000	347,451
6.50%, 11/15/26	655,300	909,408
6.63%, 02/15/27 (c)	1,196,400	1,685,709
6.38%, 08/15/27	743,300	1,054,673
6.13%, 11/15/27 (c)	1,509,500	2,134,291
5.50%, 08/15/28 (c)	480,000	671,438
5.25%, 11/15/28	1,188,100	1,650,252
5.25%, 02/15/29	1,795,300	2,511,597
6.13%, 08/15/29	600,000	899,438
6.25%, 05/15/30	850,000	1,314,113
5.38%, 02/15/31	1,760,000	2,624,738
4.50%, 02/15/36	3,358,700	5,150,619
4.75%, 02/15/37	830,000	1,327,611
5.00%, 05/15/37	3,120,000	5,129,719
4.38%, 02/15/38	877,600	1,366,039
4.50%, 05/15/38	810,000	1,279,167
3.50%, 02/15/39	1,755,300	2,488,412
4.25%, 05/15/39	1,329,500	2,058,855
4.50%, 08/15/39	2,323,300	3,702,941
4.38%, 11/15/39	1,875,900	2,954,543
4.63%, 02/15/40 (c)	3,048,600	4,951,117
1.13%, 05/15/40	2,200,000	2,182,689
4.38%, 05/15/40	2,677,000	4,235,725
3.88%, 08/15/40 (c)	2,509,100	3,740,127
4.25%, 11/15/40	2,173,600	3,398,288
4.75%, 02/15/41 (c)	2,650,000	4,395,273
4.38%, 05/15/41	3,113,700	4,953,702
3.75%, 08/15/41	2,503,600	3,685,182
3.13%, 11/15/41	2,281,600	3,087,647
3.13%, 02/15/42	2,430,900	3,296,148
3.00%, 05/15/42	2,305,300	3,068,210
2.75%, 08/15/42	2,768,100	3,542,303
2.75%, 11/15/42	4,210,800	5,387,192
3.13%, 02/15/43	4,232,900	5,739,217
2.88%, 05/15/43	5,372,800	7,018,640
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 08/15/43	3,892,900	5,686,675
3.75%, 11/15/43 (c)	3,952,900	5,887,042
3.63%, 02/15/44	5,862,900	8,590,065
3.38%, 05/15/44	5,793,600	8,198,397
3.13%, 08/15/44	6,138,200	8,378,643
3.00%, 11/15/44	6,453,600	8,648,328
2.50%, 02/15/45 (c)	6,507,000	8,032,587
3.00%, 05/15/45	5,718,600	7,684,816
2.88%, 08/15/45	3,188,200	4,205,933
3.00%, 11/15/45	4,618,600	6,231,863
2.50%, 02/15/46	6,657,900	8,253,195
2.50%, 05/15/46	6,267,800	7,780,396
2.25%, 08/15/46 (c)	10,295,800	12,220,632
2.88%, 11/15/46	4,848,900	6,456,235
3.00%, 02/15/47	5,936,600	8,097,430
3.00%, 05/15/47	5,219,000	7,121,896
2.75%, 08/15/47	5,475,000	7,161,129
2.75%, 11/15/47	5,950,000	7,794,500
3.00%, 02/15/48	6,150,000	8,433,187
3.13%, 05/15/48	6,000,000	8,419,687
3.00%, 08/15/48	7,250,000	9,982,344
3.38%, 11/15/48	8,600,000	12,655,437
3.00%, 02/15/49	6,250,000	8,638,184
2.88%, 05/15/49 (c)	9,750,000	13,202,871
2.25%, 08/15/49	8,200,000	9,873,953
2.38%, 11/15/49	7,850,000	9,711,309
2.00%, 02/15/50	8,470,000	9,721,972
1.25%, 05/15/50	5,200,000	5,005,813
Notes
1.63%, 06/30/21	1,700,000	1,726,297
2.13%, 06/30/21	3,655,300	3,731,547
2.63%, 07/15/21	7,800,000	8,012,824
1.13%, 07/31/21	9,000,000	9,098,086
1.75%, 07/31/21	4,500,000	4,582,090
2.25%, 07/31/21	4,786,600	4,901,497
2.13%, 08/15/21	6,155,300	6,299,324
2.75%, 08/15/21	10,600,000	10,926,902
1.13%, 08/31/21	5,500,000	5,564,775
1.50%, 08/31/21	5,000,000	5,082,031
2.00%, 08/31/21	4,810,800	4,919,607
2.75%, 09/15/21	4,000,000	4,132,500
1.13%, 09/30/21	4,166,200	4,219,010
1.50%, 09/30/21	4,500,000	4,579,014
2.13%, 09/30/21 (c)	6,120,800	6,279,439
2.88%, 10/15/21	4,700,000	4,874,414
1.25%, 10/31/21	4,655,300	4,726,221
1.50%, 10/31/21	4,500,000	4,584,639
2.00%, 10/31/21	4,810,800	4,935,392
2.00%, 11/15/21 (c)	1,788,200	1,836,048
2.88%, 11/15/21 (c)	8,100,000	8,418,305
1.50%, 11/30/21	7,500,000	7,649,414
1.75%, 11/30/21 (c)	6,979,900	7,144,991
1.88%, 11/30/21	6,000,000	6,153,750
2.63%, 12/15/21	7,900,000	8,197,947
1.63%, 12/31/21	5,500,000	5,626,113
2.00%, 12/31/21	5,026,900	5,171,816
2.13%, 12/31/21	3,802,200	3,919,459
2.50%, 01/15/22	6,000,000	6,226,289
1.38%, 01/31/22	5,900,000	6,018,346
1.50%, 01/31/22	4,519,100	4,619,015
1.88%, 01/31/22	4,674,500	4,807,340
2.00%, 02/15/22	4,455,300	4,594,615
2.50%, 02/15/22	7,000,000	7,277,676
1.13%, 02/28/22	5,000,000	5,083,887
1.75%, 02/28/22	3,860,800	3,967,274
1.88%, 02/28/22	5,000,000	5,148,828
2.38%, 03/15/22	5,200,000	5,404,648
0.38%, 03/31/22 (c)	11,500,000	11,545,596
1.75%, 03/31/22 (c)	5,252,800	5,404,741

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 03/31/22	4,500,000	4,640,361
2.25%, 04/15/22	7,500,000	7,791,650
0.13%, 04/30/22	2,800,000	2,798,031
1.75%, 04/30/22	3,885,300	4,003,453
1.88%, 04/30/22	7,550,000	7,795,965
1.75%, 05/15/22	4,319,100	4,452,722
2.13%, 05/15/22	5,500,000	5,709,688
0.13%, 05/31/22	4,000,000	3,997,584
1.75%, 05/31/22	7,010,000	7,231,116
1.88%, 05/31/22	5,393,600	5,577,425
1.75%, 06/15/22	5,100,000	5,265,152
1.75%, 06/30/22	6,000,000	6,197,109
2.13%, 06/30/22	6,000,000	6,244,922
1.75%, 07/15/22	5,000,000	5,167,383
1.88%, 07/31/22	5,800,000	6,013,648
2.00%, 07/31/22	2,538,200	2,638,935
1.50%, 08/15/22	3,500,000	3,602,949
1.63%, 08/15/22	3,819,100	3,942,027
1.63%, 08/31/22	6,127,000	6,326,846
1.88%, 08/31/22	4,470,000	4,641,117
1.50%, 09/15/22	4,400,000	4,534,234
1.75%, 09/30/22	3,798,900	3,938,391
1.88%, 09/30/22	5,500,000	5,717,852
1.38%, 10/15/22	7,000,000	7,199,336
1.88%, 10/31/22	4,466,200	4,649,558
2.00%, 10/31/22	6,000,000	6,264,375
1.63%, 11/15/22	10,454,400	10,826,021
2.00%, 11/30/22	10,471,600	10,947,731
1.63%, 12/15/22	4,700,000	4,872,762
2.13%, 12/31/22	9,660,800	10,145,727
1.50%, 01/15/23	5,000,000	5,172,656
1.75%, 01/31/23	4,910,800	5,115,672
2.38%, 01/31/23	5,000,000	5,291,992
1.38%, 02/15/23	3,000,000	3,096,914
2.00%, 02/15/23	7,614,600	7,987,596
1.50%, 02/28/23	4,793,600	4,966,806
2.63%, 02/28/23	5,500,000	5,868,027
0.50%, 03/15/23	7,300,000	7,364,160
1.50%, 03/31/23	4,100,000	4,252,949
2.50%, 03/31/23	7,100,000	7,563,996
0.25%, 04/15/23	3,000,000	3,005,508
1.63%, 04/30/23	5,260,800	5,480,274
2.75%, 04/30/23	5,200,000	5,586,547
0.13%, 05/15/23	3,000,000	2,994,492
1.75%, 05/15/23	9,184,400	9,606,667
1.63%, 05/31/23	4,329,900	4,515,612
2.75%, 05/31/23	5,600,000	6,027,000
1.38%, 06/30/23	3,713,000	3,847,596
2.63%, 06/30/23	5,500,000	5,909,492
1.25%, 07/31/23	6,500,000	6,716,074
2.75%, 07/31/23	4,800,000	5,186,063
2.50%, 08/15/23	5,202,200	5,584,237
1.38%, 08/31/23	3,500,000	3,632,617
2.75%, 08/31/23	4,800,000	5,195,625
1.38%, 09/30/23	5,074,500	5,271,137
2.88%, 09/30/23	100,000	108,852
1.63%, 10/31/23	2,650,000	2,777,635
2.88%, 10/31/23	5,600,000	6,107,063
2.75%, 11/15/23 (c)	6,538,200	7,110,293
2.13%, 11/30/23	3,700,000	3,945,848
2.88%, 11/30/23	5,200,000	5,681,203
2.25%, 12/31/23	7,075,200	7,587,046
2.63%, 12/31/23	5,750,000	6,242,119
2.25%, 01/31/24 (c)	3,324,500	3,570,071
2.50%, 01/31/24	7,000,000	7,579,961
2.75%, 02/15/24 (c)	8,450,000	9,233,936
2.13%, 02/29/24	5,464,100	5,848,935
2.38%, 02/29/24	5,000,000	5,399,023
2.13%, 03/31/24	7,254,400	7,776,377
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 04/30/24	8,200,000	8,761,508
2.25%, 04/30/24	8,750,000	9,433,594
2.50%, 05/15/24	10,757,600	11,711,076
2.00%, 05/31/24	7,900,000	8,450,840
1.75%, 06/30/24	5,900,000	6,259,070
2.00%, 06/30/24	4,750,000	5,086,396
1.75%, 07/31/24	8,000,000	8,494,062
2.13%, 07/31/24	5,000,000	5,386,133
2.38%, 08/15/24	11,226,900	12,218,025
1.25%, 08/31/24	7,300,000	7,604,832
1.88%, 08/31/24	6,065,000	6,476,520
1.50%, 09/30/24	6,500,000	6,844,551
2.13%, 09/30/24	4,250,000	4,588,340
1.50%, 10/31/24	4,500,000	4,742,051
2.25%, 10/31/24	5,000,000	5,431,836
2.25%, 11/15/24	9,226,900	10,030,289
1.50%, 11/30/24	700,000	738,363
2.13%, 11/30/24	4,000,000	4,328,750
1.75%, 12/31/24	5,700,000	6,080,074
2.25%, 12/31/24	4,600,000	5,009,688
1.38%, 01/31/25	4,400,000	4,620,859
2.50%, 01/31/25	4,500,000	4,960,195
2.00%, 02/15/25	10,298,900	11,117,984
1.13%, 02/28/25	1,950,000	2,027,467
2.75%, 02/28/25	4,250,000	4,740,244
0.50%, 03/31/25	7,100,000	7,167,395
2.63%, 03/31/25	6,600,000	7,332,961
0.38%, 04/30/25	6,000,000	6,020,156
2.88%, 04/30/25	5,300,000	5,961,672
2.13%, 05/15/25	9,421,600	10,255,927
0.25%, 05/31/25	700,000	698,330
2.88%, 05/31/25	4,600,000	5,181,648
2.75%, 06/30/25	4,250,000	4,767,471
2.88%, 07/31/25	4,500,000	5,084,824
2.00%, 08/15/25 (c)	10,007,400	10,864,284
2.75%, 08/31/25	4,000,000	4,500,156
3.00%, 09/30/25	4,900,000	5,585,617
3.00%, 10/31/25	5,100,000	5,820,973
2.25%, 11/15/25	12,280,200	13,531,245
2.88%, 11/30/25	3,600,000	4,091,063
2.63%, 12/31/25	4,400,000	4,946,047
2.63%, 01/31/26	4,400,000	4,951,891
1.63%, 02/15/26	9,545,800	10,210,277
2.50%, 02/28/26	6,800,000	7,613,609
2.25%, 03/31/26	4,700,000	5,200,293
2.38%, 04/30/26	6,100,000	6,800,785
1.63%, 05/15/26	11,324,500	12,130,044
2.13%, 05/31/26	5,900,000	6,496,453
1.88%, 06/30/26	4,550,000	4,946,881
1.88%, 07/31/26	4,500,000	4,894,805
1.50%, 08/15/26	10,071,600	10,727,041
1.38%, 08/31/26	4,600,000	4,865,398
1.63%, 09/30/26	4,000,000	4,294,688
1.63%, 10/31/26	4,200,000	4,511,555
2.00%, 11/15/26	9,773,900	10,734,491
1.63%, 11/30/26	4,900,000	5,266,926
1.75%, 12/31/26	4,300,000	4,658,781
1.50%, 01/31/27	4,700,000	5,017,250
2.25%, 02/15/27	6,142,600	6,865,315
1.13%, 02/28/27	3,000,000	3,129,375
0.63%, 03/31/27	4,350,000	4,391,801
0.50%, 04/30/27	5,000,000	5,004,688
2.38%, 05/15/27	9,150,000	10,335,926
0.50%, 05/31/27	1,100,000	1,100,655
2.25%, 08/15/27	8,942,000	10,054,161
2.25%, 11/15/27	8,300,000	9,358,250
2.75%, 02/15/28	9,550,000	11,158,578
2.88%, 05/15/28	10,650,000	12,591,129
2.88%, 08/15/28 (c)	10,550,000	12,516,586

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.13%, 11/15/28	11,350,000	13,746,801
2.63%, 02/15/29	12,600,000	14,785,312
2.38%, 05/15/29	11,450,000	13,228,328
1.63%, 08/15/29 (c)	10,000,000	10,917,187
1.75%, 11/15/29 (c)	8,500,000	9,389,180
1.50%, 02/15/30	8,100,000	8,762,555
0.63%, 05/15/30	5,700,000	5,689,758
Total Treasuries
(Cost $1,378,831,711)		1,503,348,672

Government Related 5.7% of net assets

Agency 2.3%
Foreign 0.9%
Austria 0.0%
Oesterreichische Kontrollbank AG
2.38%, 10/01/21	450,000	462,049
2.63%, 01/31/22	250,000	259,352
1.63%, 09/17/22	200,000	205,763
2.88%, 03/13/23	250,000	266,959
1.50%, 02/12/25	350,000	364,728
		1,558,851
British Virgin Islands 0.0%
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	400,000	416,204
2.88%, 09/30/29 (a)	200,000	210,086
3.30%, 09/30/49 (a)	200,000	202,881
		829,171
Canada 0.1%
CNOOC Finance 2014 ULC
4.25%, 04/30/24	250,000	274,151
Export Development Canada
1.38%, 10/21/21	250,000	253,686
2.00%, 05/17/22	150,000	154,971
1.75%, 07/18/22	400,000	412,032
2.50%, 01/24/23	150,000	158,497
1.38%, 02/24/23	350,000	359,742
2.75%, 03/15/23	200,000	213,236
2.63%, 02/21/24	250,000	270,505
Nexen, Inc.
5.88%, 03/10/35	195,000	268,877
6.40%, 05/15/37	150,000	212,850
7.50%, 07/30/39	100,000	160,103
		2,738,650
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	250,000	254,000
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	246,000	266,392
4.13%, 01/16/25	250,000	254,386
5.38%, 06/26/26 (a)	250,000	266,850
6.88%, 04/29/30 (a)	350,000	400,981
7.38%, 09/18/43	75,000	88,868
5.88%, 05/28/45	450,000	471,848
		1,749,325
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Germany 0.4%
FMS Wertmanagement
1.38%, 06/08/21 (j)	350,000	353,869
2.00%, 08/01/22 (j)	450,000	466,322
2.75%, 03/06/23 (j)	200,000	213,204
Kreditanstalt Fuer Wiederaufbau
1.50%, 06/15/21 (j)	1,133,000	1,147,179
2.38%, 08/25/21 (j)	374,000	383,679
1.75%, 09/15/21 (j)	150,000	152,864
2.00%, 11/30/21 (j)	450,000	461,423
3.13%, 12/15/21 (j)	650,000	678,350
2.63%, 01/25/22 (j)	500,000	519,382
2.50%, 02/15/22 (j)	775,000	804,272
2.13%, 03/07/22 (c)(j)	500,000	516,310
2.13%, 06/15/22 (j)	650,000	674,554
1.75%, 08/22/22 (j)	200,000	206,454
2.00%, 09/29/22 (j)	250,000	259,868
2.00%, 10/04/22 (j)	100,000	103,959
2.38%, 12/29/22 (j)	650,000	684,690
2.13%, 01/17/23 (j)	1,250,000	1,309,250
1.63%, 02/15/23 (j)	750,000	776,497
2.63%, 02/28/24 (j)	750,000	812,842
1.38%, 08/05/24 (j)	550,000	571,436
2.50%, 11/20/24 (c)(j)	1,030,000	1,123,004
2.00%, 05/02/25 (j)	450,000	483,190
2.88%, 04/03/28 (j)	750,000	872,460
1.75%, 09/14/29 (j)	400,000	431,648
0.00%, 06/29/37 (j)(k)	250,000	195,551
Landwirtschaftliche Rentenbank
1.75%, 09/24/21 (j)	150,000	152,830
2.25%, 10/01/21 (j)	250,000	256,448
2.00%, 12/06/21 (j)	250,000	256,398
2.00%, 01/13/25 (j)	300,000	320,685
0.50%, 05/27/25 (j)	300,000	299,985
2.38%, 06/10/25 (j)	750,000	819,184
1.75%, 07/27/26 (j)	250,000	266,075
		16,573,862
Japan 0.1%
Japan Bank for International Cooperation
3.13%, 07/20/21	250,000	257,348
1.50%, 07/21/21	500,000	505,557
2.50%, 06/01/22	200,000	207,822
2.38%, 11/16/22	250,000	261,010
1.75%, 01/23/23	350,000	360,708
3.25%, 07/20/23	400,000	432,746
3.38%, 10/31/23	500,000	545,920
2.50%, 05/23/24	750,000	803,336
3.00%, 05/29/24	200,000	218,075
1.75%, 10/17/24	200,000	208,704
2.50%, 05/28/25	250,000	271,003
2.75%, 01/21/26	200,000	220,891
1.88%, 07/21/26	200,000	211,143
2.25%, 11/04/26	300,000	324,038
2.88%, 06/01/27	200,000	225,623
2.88%, 07/21/27	200,000	225,676
2.75%, 11/16/27	200,000	224,745
3.25%, 07/20/28	200,000	233,531
3.50%, 10/31/28	200,000	238,458
2.00%, 10/17/29	200,000	215,051
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	212,488
2.75%, 04/27/27	200,000	221,674
		6,625,547

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Netherlands 0.0%
Syngenta Finance N.V.
3.13%, 03/28/22	100,000	101,655
Norway 0.1%
Equinor A.S.A.
2.75%, 11/10/21	150,000	154,750
3.15%, 01/23/22	200,000	207,626
2.45%, 01/17/23	100,000	104,270
2.65%, 01/15/24	150,000	158,191
3.70%, 03/01/24	393,000	430,814
2.88%, 04/06/25 (a)	100,000	107,839
3.00%, 04/06/27 (a)	200,000	217,473
3.63%, 09/10/28 (a)	150,000	171,076
3.13%, 04/06/30 (a)	250,000	274,076
5.10%, 08/17/40	114,000	151,435
4.25%, 11/23/41	100,000	117,794
3.95%, 05/15/43	150,000	172,095
4.80%, 11/08/43	100,000	129,482
3.25%, 11/18/49 (a)	150,000	158,562
3.70%, 04/06/50 (a)	250,000	285,410
		2,840,893
Republic of Korea 0.1%
Export-Import Bank of Korea
2.75%, 01/25/22	350,000	360,117
4.00%, 01/14/24	500,000	551,302
2.38%, 06/25/24	200,000	210,118
2.88%, 01/21/25	400,000	431,496
3.25%, 11/10/25	750,000	835,275
The Korea Development Bank
3.00%, 09/14/22	488,000	510,624
2.13%, 10/01/24	250,000	261,020
3.00%, 01/13/26	200,000	217,981
		3,377,933
Sweden 0.1%
Svensk Exportkredit AB
2.38%, 03/09/22	500,000	517,178
1.63%, 11/14/22	200,000	205,632
2.88%, 03/14/23	750,000	799,451
1.75%, 12/12/23	250,000	260,531
0.63%, 05/14/25	275,000	275,033
		2,057,825
		38,707,712
U.S. 1.4%
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	800,000	867,552
4.38%, 05/02/28	250,000	288,861
Fannie Mae
1.38%, 10/07/21	4,000,000	4,064,980
2.00%, 01/05/22	100,000	102,881
2.25%, 04/12/22	3,500,000	3,634,592
1.38%, 09/06/22	500,000	513,210
2.38%, 01/19/23	2,100,000	2,218,692
0.25%, 05/22/23	3,000,000	2,994,840
2.50%, 02/05/24	1,300,000	1,402,284
2.63%, 09/06/24	1,830,000	2,004,070
1.63%, 01/07/25	500,000	526,315
2.13%, 04/24/26	1,000,000	1,088,075
1.88%, 09/24/26 (c)	1,000,000	1,073,280
6.03%, 10/08/27	164,000	222,189
6.63%, 11/15/30	2,180,000	3,387,982
5.63%, 07/15/37	500,000	801,862
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
1.95%, 11/02/21	750,000	766,950
Federal Home Loan Bank
1.88%, 07/07/21	2,400,000	2,445,180
1.13%, 07/14/21	750,000	758,033
3.00%, 10/12/21	2,800,000	2,907,744
1.88%, 11/29/21	655,000	671,653
1.63%, 12/20/21	3,200,000	3,271,360
1.88%, 12/09/22	1,640,000	1,706,748
2.50%, 02/13/24	1,300,000	1,403,909
1.50%, 08/15/24	4,000,000	4,188,160
3.25%, 11/16/28	2,850,000	3,399,337
5.50%, 07/15/36	330,000	516,108
Freddie Mac
1.13%, 08/12/21	5,200,000	5,258,526
2.38%, 01/13/22	1,300,000	1,345,909
2.75%, 06/19/23	500,000	537,883
6.75%, 03/15/31	200,000	315,794
6.25%, 07/15/32	500,000	789,058
Tennessee Valley Authority
2.88%, 09/15/24	500,000	549,998
4.65%, 06/15/35	655,000	893,387
4.63%, 09/15/60	150,000	237,910
		57,155,312
		95,863,024

Local Authority 0.9%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	350,000	456,132
8.50%, 12/01/29	100,000	163,364
Province of Alberta
3.35%, 11/01/23	359,000	390,709
2.95%, 01/23/24	250,000	269,814
1.88%, 11/13/24	350,000	365,493
1.00%, 05/20/25	200,000	200,749
3.30%, 03/15/28	500,000	577,640
Province of British Columbia
2.65%, 09/22/21	100,000	103,017
2.00%, 10/23/22	350,000	363,279
1.75%, 09/27/24	200,000	209,881
2.25%, 06/02/26	150,000	162,499
Province of Manitoba
3.05%, 05/14/24	324,000	353,623
2.13%, 06/22/26	330,000	354,479
Province of New Brunswick
3.63%, 02/24/28	150,000	177,100
Province of Ontario
2.50%, 09/10/21	200,000	205,308
2.40%, 02/08/22	250,000	258,195
2.55%, 04/25/22	600,000	623,763
2.25%, 05/18/22	400,000	413,994
2.20%, 10/03/22	400,000	415,378
1.75%, 01/24/23	600,000	619,059
3.40%, 10/17/23	450,000	492,131
3.05%, 01/29/24	250,000	272,004
3.20%, 05/16/24	200,000	219,831
2.50%, 04/27/26	200,000	218,084
2.30%, 06/15/26	200,000	216,059
1.05%, 05/21/27	250,000	249,351
2.00%, 10/02/29	200,000	213,829

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Province of Quebec
2.75%, 08/25/21	100,000	102,888
2.38%, 01/31/22	700,000	722,130
2.63%, 02/13/23	250,000	263,986
2.50%, 04/09/24	150,000	160,902
2.88%, 10/16/24	300,000	328,961
1.50%, 02/11/25	350,000	363,127
2.50%, 04/20/26	250,000	273,096
2.75%, 04/12/27	200,000	223,129
7.50%, 09/15/29	421,000	649,475
		11,652,459
		11,652,459
U.S. 0.6%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	100,000	137,288
8.08%, 02/15/50	250,000	440,985
Bay Area Toll Authority
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	688,574
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	400,515
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,425,451
7.55%, 04/01/39	400,000	690,500
7.30%, 10/01/39	500,000	802,865
7.35%, 11/01/39	200,000	326,479
California State University
Series 2017B
3.90%, 11/01/47 (a)	50,000	57,650
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010
6.40%, 01/01/40	100,000	138,184
RB Series 2018C
4.47%, 01/01/49	150,000	178,423
Chicago Transit Authority
RB Bonds (Pension Funding) Series 2008
6.90%, 12/01/40	750,000	1,010,865
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	138,992
City of New York
GO (Build America Bonds) Series 2010
6.25%, 06/01/35 (a)	250,000	250,964
City of San Antonio TX Electric & Gas Systems
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	269,884
City of San Francisco CA Public Utilities Commission
RB Series 2020A
3.30%, 11/01/39 (a)	150,000	157,324
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	136,955
GO Series 2019D
2.66%, 09/01/39	145,000	147,082
2.81%, 09/01/43	100,000	102,256
Security Rate, Maturity Date	Face Amount ($)	Value ($)
GO Series 2019H
2.90%, 09/01/49	100,000	105,734
Commonwealth of Massachusetts Transportation Fund
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	130,853
Commonwealth of Pennsylvania Financing Authority
RB Series 2016A
4.14%, 06/01/38	200,000	219,936
Connecticut
GO (Teachers’ Retirement Fund) Series 2008A
5.85%, 03/15/32	250,000	324,042
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	200,629
County of Miami-Dade FL Water & Sewer System
RB Series 2019C
3.49%, 10/01/42 (a)	100,000	104,925
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2009B
6.00%, 12/01/44	140,000	222,380
Dallas County Hospital District
GO (Build America Bonds) Series 2009C
5.62%, 08/15/44	100,000	136,643
Dallas/Fort Worth International Airport
RB Series 2019A
2.99%, 11/01/38	100,000	98,323
East Bay Municipal Utility District Water System
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	447,628
Foothill-Eastern Transportation Corridor Agency
RB Series 2019A
3.92%, 01/15/53 (a)	100,000	100,224
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	135,399
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,037,000	1,003,920
GO Bonds (Pension Funding) Series 2010
6.73%, 04/01/35	110,000	117,391
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	490,000	549,997
Los Angeles Department of Water & Power Power System
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	340,882
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	250,000	331,267
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	709,170
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Build America Bonds) Series 2016B
4.05%, 07/01/26 (a)	130,000	144,601

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Metropolitan Transportation Authority
RB (Build America Bonds) Series 2009
7.34%, 11/15/39	200,000	310,911
RB (Build America Bonds) Series 2010E
6.81%, 11/15/40	330,000	406,910
Michigan Finance Authority
RB Series 2019T
3.38%, 12/01/40	200,000	214,550
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	148,000	198,974
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	148,000	202,146
New Jersey Economic Development Authority
RB Bonds (Pension Funding) Series 1997A
7.43%, 02/15/29	250,000	292,162
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	372,775
RB Series 2019B
4.13%, 06/15/42	200,000	167,658
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	150,000	243,006
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	553,997
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	270,213
New York City Water & Sewer System
RB (Build America Bonds) Series 2010
5.72%, 06/15/42	125,000	190,696
New York City Water & Sewer System
Water System RB (Build America Bonds) Series 2010
6.01%, 06/15/42	250,000	390,381
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	68,185
RB Series 2009F
5.63%, 03/15/39	100,000	129,547
RB Series 2019B
3.14%, 07/01/43	100,000	99,630
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	100,000	125,631
North Texas Tollway Authority
RB (Build America Bonds) Series 2009
6.72%, 01/01/49	150,000	249,054
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	527,988
Oregon School Boards Association
GO Bonds (Pension Funding) Series 2002B
5.55%, 06/30/28	200,000	236,702
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	213,759
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	138,330
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	264,861
Consolidated Bonds 181th Series
4.96%, 08/01/46	100,000	131,839
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	225,370
RB (Build America Bonds) Series 2012
4.46%, 10/01/62	450,000	570,868
Regional Transportation District Sales Tax Revenue
RB (Build America Bonds) Series 2010B
5.84%, 11/01/50	50,000	73,551
Rutgers The State University of New Jersey
GO Series 2019P
3.92%, 05/01/19 (a)	100,000	116,047
Sales Tax Securitization Corp.
RB Series 2018B
3.82%, 01/01/48	150,000	148,658
San Diego County Regional Transportation Commission
RB Series 2019A
3.25%, 04/01/48 (a)	150,000	153,355
San Jose Redevelopment Agency Successor Agency
Tax Allocation Series 2017A-T
3.38%, 08/01/34 (a)	100,000	103,601
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	100,000	125,726
State of California
GO Bonds
7.60%, 11/01/40	300,000	533,994
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	100,000	109,603
Texas
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	848,569
Texas Private Activity Bond Surface Transportation Corp.
RB Series 2019B
3.92%, 12/31/49	150,000	148,463
The Ohio State University
RB (Build America Bonds) Series 2010
4.91%, 06/01/40	300,000	417,930
RB Series 2016A
3.80%, 12/01/46	100,000	122,187
University of California
4.77%, 05/15/15	150,000	200,356
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	733,387
RB Series 2012AD
4.86%, 05/15/12	100,000	137,687
University of Pittsburgh-of the Commonwealth System of Higher Education
GO Bonds Series 2019A
3.56%, 09/15/19 (a)	100,000	111,568
University of Virginia
RB Series 2017C
4.18%, 09/01/17 (a)	100,000	131,272
		23,937,277
		35,589,736

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sovereign 1.1%
Canada 0.0%
Canada Government International Bond
2.63%, 01/25/22	550,000	571,733
2.00%, 11/15/22	300,000	311,914
1.63%, 01/22/25	650,000	685,019
		1,568,666
Chile 0.1%
Chile Government International Bond
3.13%, 01/21/26	200,000	217,300
3.24%, 02/06/28 (a)	450,000	492,176
2.45%, 01/31/31 (a)	300,000	306,846
2.55%, 01/27/32 (a)	400,000	410,396
3.63%, 10/30/42	150,000	164,557
3.86%, 06/21/47	200,000	226,916
3.50%, 01/25/50 (a)	200,000	216,826
		2,035,017
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	200,000	205,478
2.63%, 03/15/23 (a)	200,000	202,115
4.00%, 02/26/24 (a)	300,000	316,086
8.13%, 05/21/24	250,000	300,710
4.50%, 01/28/26 (a)	300,000	326,555
3.88%, 04/25/27 (a)	300,000	319,068
4.50%, 03/15/29 (a)	550,000	607,552
3.00%, 01/30/30 (a)	500,000	501,087
7.38%, 09/18/37	362,000	502,107
6.13%, 01/18/41	350,000	441,989
5.63%, 02/26/44 (a)	450,000	547,492
5.00%, 06/15/45 (a)	700,000	797,695
5.20%, 05/15/49 (a)	200,000	236,078
		5,304,012
Hungary 0.0%
Hungary Government International Bond
5.38%, 02/21/23	500,000	545,962
5.75%, 11/22/23	300,000	340,162
5.38%, 03/25/24	300,000	340,140
7.63%, 03/29/41	150,000	255,185
		1,481,449
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	150,000	153,221
3.50%, 01/11/28	200,000	212,470
4.10%, 04/24/28	250,000	276,693
4.75%, 02/11/29	200,000	232,366
3.40%, 09/18/29	200,000	213,049
2.85%, 02/14/30	200,000	204,951
4.35%, 01/11/48	400,000	447,030
5.35%, 02/11/49 (i)	200,000	253,416
3.70%, 10/30/49	300,000	310,176
3.50%, 02/14/50	200,000	205,842
4.45%, 04/15/70	200,000	224,681
		2,733,895
Israel 0.1%
Israel Government International Bond
4.00%, 06/30/22	200,000	213,009
2.88%, 03/16/26	200,000	216,619
3.25%, 01/17/28	200,000	223,627
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 07/03/30	350,000	380,832
4.50%, 01/30/43	200,000	252,669
4.13%, 01/17/48	200,000	242,033
3.88%, 07/03/50	300,000	345,771
4.50%, 04/03/20	200,000	246,358
State of Israel
2.50%, 01/15/30	200,000	213,590
3.38%, 01/15/50	350,000	372,020
		2,706,528
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	514,000	594,043
2.38%, 10/17/24	550,000	549,923
2.88%, 10/17/29	475,000	466,296
5.38%, 06/15/33	250,000	308,085
4.00%, 10/17/49	350,000	348,990
		2,267,337
Mexico 0.2%
Mexico Government International Bond
3.63%, 03/15/22	200,000	207,872
4.00%, 10/02/23	550,000	582,934
3.60%, 01/30/25	450,000	472,538
3.90%, 04/27/25 (a)	200,000	211,375
4.13%, 01/21/26	288,000	308,748
4.15%, 03/28/27	500,000	535,308
3.75%, 01/11/28	400,000	414,596
4.50%, 04/22/29	600,000	650,019
3.25%, 04/16/30 (a)	900,000	888,241
8.30%, 08/15/31	150,000	212,663
4.75%, 04/27/32 (a)	500,000	542,337
6.75%, 09/27/34	362,000	468,298
6.05%, 01/11/40	424,000	516,019
4.75%, 03/08/44	950,000	998,887
5.55%, 01/21/45	400,000	468,078
4.60%, 01/23/46	450,000	466,128
4.35%, 01/15/47	300,000	302,694
4.60%, 02/10/48	400,000	415,356
4.50%, 01/31/50 (a)	475,000	492,689
5.00%, 04/27/51 (a)	450,000	485,942
5.75%, 10/12/10	420,000	458,207
		10,098,929
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	216,528
3.75%, 03/16/25 (a)	300,000	322,377
8.88%, 09/30/27	250,000	351,345
3.88%, 03/17/28 (a)	600,000	667,524
9.38%, 04/01/29	100,000	146,971
3.16%, 01/23/30 (a)	200,000	212,550
6.70%, 01/26/36	131,000	183,148
4.50%, 05/15/47	250,000	299,191
4.50%, 04/16/50 (a)	400,000	477,314
4.30%, 04/29/53	200,000	232,562
4.50%, 04/01/56 (a)	350,000	414,685
3.87%, 07/23/60 (a)	200,000	219,995
		3,744,190
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	250,000	318,093
2.39%, 01/23/26 (a)	200,000	207,223
4.13%, 08/25/27	150,000	170,988
2.84%, 06/20/30	150,000	159,253

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
8.75%, 11/21/33	450,000	749,659
6.55%, 03/14/37	300,000	455,265
5.63%, 11/18/50	395,000	619,984
		2,680,465
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	200,000	217,166
10.63%, 03/16/25	300,000	420,173
5.50%, 03/30/26	200,000	239,618
3.00%, 02/01/28	400,000	432,420
3.75%, 01/14/29	400,000	458,696
9.50%, 02/02/30	250,000	407,351
7.75%, 01/14/31	350,000	524,188
6.38%, 01/15/32	300,000	414,975
6.38%, 10/23/34	300,000	433,872
3.95%, 01/20/40	600,000	704,724
3.70%, 03/01/41	400,000	460,998
3.70%, 02/02/42	200,000	231,348
2.95%, 05/05/45	200,000	209,276
		5,154,805
Poland 0.0%
Republic of Poland Government International Bond
5.00%, 03/23/22	500,000	537,110
3.00%, 03/17/23	400,000	421,536
4.00%, 01/22/24	300,000	331,752
3.25%, 04/06/26	250,000	277,565
		1,567,963
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	219,513
5.63%, 11/03/25	100,000	123,825
2.75%, 01/19/27	250,000	271,116
2.50%, 06/19/29	200,000	217,396
4.13%, 06/10/44	200,000	273,207
		1,105,057
Uruguay 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	150,000	164,381
4.50%, 08/14/24	113,000	122,491
4.38%, 10/27/27	250,000	280,703
4.38%, 01/23/31 (a)	250,000	285,787
7.63%, 03/21/36	150,000	222,310
4.13%, 11/20/45	150,000	167,754
5.10%, 06/18/50	750,000	924,259
4.98%, 04/20/55	450,000	552,292
		2,719,977
		45,168,290

Supranational* 1.4%
African Development Bank
1.63%, 09/16/22	500,000	514,593
2.13%, 11/16/22	800,000	834,600
0.75%, 04/03/23	500,000	505,540
3.00%, 09/20/23	250,000	271,344
Asian Development Bank
1.75%, 06/08/21	350,000	355,241
2.00%, 02/16/22	600,000	617,367
1.88%, 02/18/22	250,000	256,745
0.63%, 04/07/22	500,000	503,000
1.88%, 07/19/22	650,000	671,713
1.88%, 08/10/22	600,000	620,388
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 09/13/22	500,000	516,232
1.63%, 01/24/23	450,000	465,203
2.75%, 03/17/23	600,000	640,041
2.63%, 01/30/24	450,000	486,581
1.50%, 10/18/24	400,000	418,196
2.00%, 01/22/25	851,000	909,528
0.63%, 04/29/25	400,000	401,976
2.00%, 04/24/26	500,000	541,437
2.63%, 01/12/27	500,000	562,875
2.50%, 11/02/27	500,000	563,947
2.75%, 01/19/28	200,000	229,891
5.82%, 06/16/28	250,000	346,374
1.75%, 09/19/29	250,000	269,043
1.88%, 01/24/30	400,000	435,982
Corp. Andina de Fomento
2.13%, 09/27/21	150,000	150,878
4.38%, 06/15/22	362,000	380,299
2.75%, 01/06/23	250,000	262,086
2.38%, 05/12/23	350,000	354,561
Council of Europe Development Bank
1.75%, 09/26/22	350,000	361,277
2.63%, 02/13/23	250,000	265,205
1.38%, 02/27/25	150,000	156,122
European Bank for Reconstruction & Development
1.50%, 11/02/21	200,000	203,385
2.13%, 03/07/22	500,000	515,882
2.75%, 03/07/23	350,000	372,890
1.63%, 09/27/24	250,000	262,219
0.50%, 05/19/25	350,000	349,976
European Investment Bank
1.63%, 06/15/21	700,000	709,929
1.38%, 09/15/21	400,000	405,678
2.13%, 10/15/21	450,000	461,295
2.88%, 12/15/21	475,000	493,900
2.25%, 03/15/22	500,000	517,685
2.63%, 05/20/22	650,000	679,939
2.38%, 06/15/22	600,000	625,620
2.25%, 08/15/22	750,000	782,175
1.38%, 09/06/22	400,000	409,758
2.00%, 12/15/22	250,000	260,704
2.50%, 03/15/23	850,000	901,365
1.38%, 05/15/23	500,000	515,510
2.88%, 08/15/23	650,000	702,448
3.13%, 12/14/23	250,000	274,265
3.25%, 01/29/24	1,000,000	1,104,315
2.63%, 03/15/24	500,000	542,312
2.25%, 06/24/24	500,000	537,452
2.50%, 10/15/24	400,000	435,590
1.88%, 02/10/25	450,000	479,513
1.63%, 03/14/25	700,000	737,656
0.63%, 07/25/25	500,000	503,478
2.13%, 04/13/26 (c)	500,000	545,337
2.38%, 05/24/27	450,000	501,773
1.63%, 10/09/29	350,000	374,175
0.88%, 05/17/30	170,000	170,480
Inter-American Development Bank
1.25%, 09/14/21	250,000	253,030
2.13%, 01/18/22 (c)	1,100,000	1,132,538
1.75%, 09/14/22	500,000	516,202
2.50%, 01/18/23	600,000	633,777
0.50%, 05/24/23	700,000	703,283
3.00%, 10/04/23	200,000	217,439
2.63%, 01/16/24	500,000	540,172
3.00%, 02/21/24	250,000	274,036
2.13%, 01/15/25	1,000,000	1,074,040
1.75%, 03/14/25	500,000	529,485
0.88%, 04/03/25	300,000	305,222
2.00%, 06/02/26	524,000	567,089

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 07/23/26	300,000	324,074
2.38%, 07/07/27	350,000	389,730
3.13%, 09/18/28	650,000	768,839
2.25%, 06/18/29	450,000	503,928
4.38%, 01/24/44	100,000	152,823
International Bank for Reconstruction & Development
2.25%, 06/24/21	900,000	918,877
2.75%, 07/23/21	800,000	822,540
1.38%, 09/20/21	500,000	507,098
2.13%, 12/13/21	300,000	308,487
2.00%, 01/26/22	750,000	771,225
1.63%, 02/10/22	705,000	720,919
2.13%, 07/01/22	600,000	622,827
1.88%, 10/07/22	200,000	207,242
2.13%, 02/13/23	505,000	529,450
1.88%, 06/19/23	250,000	261,674
3.00%, 09/27/23	1,250,000	1,359,306
2.50%, 03/19/24	1,150,000	1,242,517
1.50%, 08/28/24	500,000	522,272
2.50%, 11/25/24	600,000	654,393
1.63%, 01/15/25	750,000	788,677
0.75%, 03/11/25	350,000	354,207
0.63%, 04/22/25	1,000,000	1,005,795
2.50%, 07/29/25	1,150,000	1,265,190
1.88%, 10/27/26	200,000	215,059
2.50%, 11/22/27	350,000	395,220
1.75%, 10/23/29	450,000	485,413
0.88%, 05/14/30	500,000	498,698
4.75%, 02/15/35	330,000	485,310
International Finance Corp.
1.13%, 07/20/21	164,000	165,549
2.00%, 10/24/22	200,000	207,968
0.50%, 03/20/23	200,000	200,941
2.88%, 07/31/23	550,000	593,541
1.38%, 10/16/24	350,000	363,799
Nordic Investment Bank
2.25%, 09/30/21	200,000	205,168
2.13%, 02/01/22	250,000	257,524
0.38%, 05/19/23	200,000	200,227
2.88%, 07/19/23	250,000	269,479
2.25%, 05/21/24	250,000	267,978
The Asian Infrastructure Investment Bank
2.25%, 05/16/24	400,000	427,966
0.50%, 05/28/25	500,000	498,555
		56,731,767
Total Government Related
(Cost $220,951,273)		233,352,817

Securitized 29.6% of net assets

Asset-Backed Securities 0.4%
Automobile 0.2%
Ally Auto Receivables Trust
Series 2018-3 Class A4
3.12%, 07/17/23 (a)	695,000	718,108
Ally Master Owner Trust
Series 2018-2A
3.29%, 05/15/23 (a)	200,000	203,615
Series 2018-4A
3.30%, 07/17/23 (a)	250,000	250,906
BMW Vehicle Owner Trust
Series 2018-A Class A4
2.51%, 06/25/24 (a)	1,655,000	1,689,877
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ford Credit Auto Owner Trust
Series 2018-A Class A4
3.16%, 10/15/23 (a)	1,615,000	1,678,981
Ford Credit Floorplan Master Owner Trust A
Series 2013-5 Class A2
3.06%, 04/15/26 (a)	172,000	170,140
Nissan Auto Receivables Owner Trust
Series 2017-C Class A4
2.28%, 02/15/24 (a)	650,000	661,948
Series 2018-A Class A4
2.89%, 06/17/24 (a)	565,000	582,214
Toyota Auto Receivables Owner Trust
Series 2019-B Class A3
2.57%, 08/15/23 (a)	620,000	634,980
Series 2018-C Class A4
3.13%, 02/15/24 (a)	150,000	156,414
1.68%, 05/15/25 (a)	1,030,000	1,054,002
Credit Card 0.2%
American Express Credit Account Master Trust
Series 2018-8A
3.18%, 04/15/24 (a)	1,100,000	1,137,428
Series 2019-1A
2.87%, 10/15/24 (a)	1,200,000	1,250,112
2.00%, 04/15/25 (a)	1,000,000	1,029,865
Series 2018-2A
3.01%, 10/15/25 (a)	1,800,000	1,922,744
Capital One Multi-Asset Execution Trust
Series 2017-A6 Class A6
2.29%, 07/15/25 (a)	450,000	467,470
Series 2019-A3 Class A3
2.06%, 08/15/28 (a)	1,000,000	1,037,140
Citibank Credit Card Issuance Trust
Series 2018-A6 Class A6
3.21%, 12/07/24 (a)	600,000	639,143
Discover Card Execution Note Trust
Series 2018-A5 Class A5
3.32%, 03/15/24 (a)	500,000	517,999
Series 2018-A1 Class A1
3.03%, 08/15/25 (a)	300,000	319,567
		16,122,653

Commercial Mortgage-Backed Securities 2.2%
Banc of America Commercial Mortgage Trust
Series 2016-UB10 Class A3
2.90%, 07/15/49 (a)	350,000	367,742
BANK
Series 2017-BNK8 Class A4
3.49%, 11/15/50 (a)	1,190,000	1,318,130
Series 2017-BNK9 Class A4
3.54%, 11/15/54 (a)	950,000	1,049,441
Series 2017-BNK7 Class A5
3.44%, 09/15/60 (a)	150,000	165,183
Series 2019-BN19 Class A3
3.18%, 08/15/61 (a)	600,000	662,587
BBCMS Mortgage Trust
Series 2017-C1 Class A2
3.19%, 02/15/50 (a)	200,000	203,920
Series 2018-C2 Class A4
4.05%, 12/15/51 (a)	449,000	515,637
Benchmark Mortgage Trust
Series 2019-B9 Class A5
4.02%, 03/15/52 (a)	100,000	115,282
Series 2019-B12 Class A5
3.12%, 08/15/52 (a)	700,000	763,873

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.72%, 03/15/62 (a)	1,800,000	2,042,426
CD Mortgage Trust
Series 2016-CD1 Class A2
2.45%, 08/10/49 (a)	289,000	290,642
Series 2016-CD2 Class A4
3.53%, 11/10/49 (a)	240,000	260,987
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (a)(c)	402,000	442,214
Series 2016-C7 Class A3
3.84%, 12/10/54 (a)	2,200,000	2,424,770
Series 2016-C4 Class A4
3.28%, 05/10/58 (a)	430,000	454,284
Citigroup Commercial Mortgage Trust
Series 2012-GC8 Class A4
3.02%, 09/10/45 (a)	116,652	118,590
Series 2014-GC25 Class A4
3.64%, 10/10/47 (a)	253,748	273,444
Series 2016-GC36 Class A5
3.62%, 02/10/49 (a)	2,260,000	2,458,166
Series 2016-GC37 Class A4
3.31%, 04/10/49 (a)	100,000	107,385
Series 2017-C4 Class A4
3.47%, 10/12/50 (a)	2,700,000	2,960,376
COMM Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (a)	70,603	71,661
Series 2013-CCRE6 Class A4
3.10%, 03/10/46 (a)	300,000	306,569
Series 2014-CCRE15 Class A4
4.07%, 02/10/47 (a)(g)(l)	1,200,000	1,293,435
Series 2014-LC15 Class A4
4.01%, 04/10/47 (a)	250,000	269,111
Series 2014-CR18 Class A4
3.55%, 07/15/47 (a)	497,004	524,790
Series 2014-UBS4 Class A5
3.69%, 08/10/47 (a)	1,120,000	1,198,416
Series 2014-LC17 Class A5
3.92%, 10/10/47 (a)	45,000	48,754
Series 2014-CR20 Class A3
3.33%, 11/10/47 (a)	654,000	694,986
Series 2015-DC1 Class A5
3.35%, 02/10/48 (a)	500,000	531,478
Series 2015-CR24 Class A5
3.70%, 08/10/48 (a)	1,148,000	1,248,767
Series 2015-LC23 Class A4
3.77%, 10/10/48 (a)	330,000	361,166
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	602,000	659,063
Series 2016-DC2 Class A5
3.77%, 02/10/49 (a)	300,000	328,080
Series 2015-PC1 Class ASB
3.61%, 07/10/50 (a)	1,008,096	1,052,364
Series 2013-CCRE11 Class A4
4.26%, 08/10/50 (a)	2,350,000	2,535,315
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A4
3.51%, 04/15/50 (a)	1,405,000	1,503,066
CSMC Trust
Series 2016 Class A4
3.79%, 12/15/49 (a)	2,000,000	2,211,631
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23 (a)	102,234	111,316
Series 2015-M13 Class A2
2.80%, 06/25/25 (a)(g)(m)	200,000	216,994
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(g)(m)	785,000	833,817
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K021 Class A2
2.40%, 06/25/22 (a)	128,000	131,243
Series K022 Class A2
2.36%, 07/25/22 (a)	248,000	255,669
Series K024 Class A2
2.57%, 09/25/22 (a)	531,000	551,081
Series K027 Class A2
2.64%, 01/25/23 (a)	1,805,000	1,884,625
Series K029 Class A2
3.32%, 02/25/23 (a)(g)(n)	923,000	982,168
Series K030 Class A2
3.25%, 04/25/23 (a)(g)(n)	200,000	212,812
Series K033 Class A2
3.06%, 07/25/23 (a)	381,000	406,212
Series K034 Class A2
3.53%, 07/25/23 (a)	100,000	108,120
Series K035 Class A2
3.46%, 08/25/23 (a)(g)(n)	983,000	1,061,271
Series K725 Class A2
3.00%, 01/25/24 (a)	1,000,000	1,068,881
Series K037 Class A2
3.49%, 01/25/24 (a)	750,000	817,364
Series K727 Class A2
2.95%, 07/25/24 (a)	100,000	107,417
Series K728 Class A2
3.06%, 08/25/24 (a)(g)(n)	400,000	432,789
Series K040 Class A2
3.24%, 09/25/24 (a)	100,000	109,689
Series K042 Class A2
2.67%, 12/25/24 (a)	400,000	430,717
Series K043 Class A2
3.06%, 12/25/24 (a)	200,000	219,137
Series K044 Class A2
2.81%, 01/25/25 (a)	645,000	701,750
Series K045 Class A2
3.02%, 01/25/25 (a)	500,000	546,745
Series KS03 Class A4
3.16%, 05/25/25 (a)(g)(n)	150,000	164,803
Series K047 Class A2
3.33%, 05/25/25 (a)(g)(n)	400,000	444,577
Series K048 Class A2
3.28%, 06/25/25 (a)(g)(n)	1,150,000	1,275,624
Series K733 Class A2
3.75%, 08/25/25 (a)(g)(n)	1,400,000	1,575,724
Series K052 Class A2
3.15%, 11/25/25 (a)	100,000	110,824
Series K054 Class A2
2.75%, 01/25/26 (a)	10,000	10,890
Series K735 Class A2
2.86%, 05/25/26 (a)	830,000	902,621
Series K061 Class A2
3.35%, 11/25/26 (a)(g)(n)	2,500,000	2,828,084
Series K064 Class A2
3.22%, 03/25/27 (a)	750,000	843,687
Series K066 Class A2
3.12%, 06/25/27 (a)	1,200,000	1,345,043
Series K074 Class A1
3.60%, 09/25/27 (a)	145,176	162,492
Series K071 Class A2
3.29%, 11/25/27 (a)	2,000,000	2,277,813
Series K072 Class A2
3.44%, 12/25/27 (a)	900,000	1,034,499
Series K074 Class A2
3.60%, 01/25/28 (a)	3,500,000	4,066,046
Series K078 Class A2
3.85%, 06/25/28 (a)	1,182,367	1,398,491

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K083 Class A2
4.05%, 09/25/28 (a)(g)(n)	250,000	300,945
Series K085 Class A2
4.06%, 10/25/28 (a)(g)(n)	700,000	842,273
Series K087 Class A2
3.77%, 12/25/28 (a)	100,000	118,874
Series K099 Class A2
2.60%, 09/25/29 (a)	2,210,000	2,457,943
Series K-1512 Class A2
2.99%, 05/25/31 (a)	2,500,000	2,869,555
Series K154 Class A2
3.42%, 04/25/32 (a)	100,000	116,751
Series K157 Class A2
3.99%, 05/25/33 (a)	360,000	436,535
GS Mortgage Securities Trust
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (a)	644,871	654,901
Series 2014-GC20 Class A5
4.00%, 04/10/47 (a)	225,000	241,604
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (a)	200,000	215,916
Series 2015-C33 Class A3
3.50%, 12/15/48 (a)	798,048	861,066
Series 2015-C33 Class A4
3.77%, 12/15/48 (a)	550,000	603,576
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8 Class A3
3.94%, 06/15/51 (a)	300,000	341,167
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11 Class A4
4.15%, 08/15/46 (a)(g)(n)	350,000	374,770
Series 2013-C13 Class A4
4.04%, 11/15/46 (a)	360,000	385,811
Series 2013-C8 Class AS
3.38%, 12/15/48 (a)	100,000	102,801
Series 2016-C28 Class A4
3.54%, 01/15/49 (a)	1,300,000	1,408,539
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48 (a)	50,000	54,350
Series 2015-UBS8 Class A4
3.81%, 12/15/48 (a)	400,000	437,580
Series 2011-C3 Class A4
4.12%, 07/15/49 (a)	193,180	195,764
UBS Commercial Mortgage Trust
Series 2017-C3 Class A4
3.43%, 08/15/50 (a)	200,000	218,166
Series 2017-C6 Class A5
3.58%, 12/15/50 (a)	600,000	662,101
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 Class A4
3.18%, 03/10/46 (a)	250,000	258,490
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(g)(l)	1,409,000	1,506,126
Series 2015-C28 Class A3
3.29%, 05/15/48 (a)	272,440	288,617
Series 2016-NXS6 Class ASB
2.83%, 11/15/49 (a)	350,000	361,201
3.58%, 10/15/50 (a)	1,020,000	1,121,948
Series 2017-C41 Class A4
3.47%, 11/15/50 (a)	300,000	327,536
Series 2017-C42 Class A4
3.59%, 12/15/50 (a)	1,400,000	1,546,808
Series 2018-C44 Class A5
4.21%, 05/15/51 (a)	950,000	1,091,791
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2019-C50 Class A5
3.73%, 05/15/52 (a)	675,000	759,125
3.04%, 10/15/52 (a)	500,000	542,891
Series 2015-C30 Class A4
3.66%, 09/15/58 (a)	200,000	216,919
Series 2016-NXS5 Class A4
3.37%, 01/15/59 (a)	700,000	743,444
Series 2016-C32 Class A4
3.56%, 01/15/59 (a)	1,200,000	1,301,676
Series 2016-NXS5 Class A6
3.64%, 01/15/59 (a)	1,330,400	1,449,378
Series 2013-C33 Class A3
3.16%, 03/15/59 (a)	155,000	163,642
WFRBS Commercial Mortgage Trust
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(g)(n)	710,000	749,021
Series 2014-C20 Class ASB
3.64%, 05/15/47 (a)	812,536	841,648
		88,636,015

Mortgage-Backed Securities Pass-Through 27.0%
Fannie Mae
3.50%, 11/01/20 to 05/01/50 (a)	112,011,352	120,223,059
4.00%, 04/01/24 to 05/01/50 (a)	73,512,097	79,627,539
4.50%, 12/01/24 to 05/01/50 (a)	35,024,763	38,640,359
3.00%, 10/01/26 to 05/01/50 (a)	89,999,780	95,390,225
2.50%, 07/01/27 to 05/01/50 (a)	43,293,398	45,140,056
2.00%, 12/01/27 to 06/01/35 (a)	2,971,413	3,073,446
5.50%, 12/01/32 to 11/01/48 (a)	3,896,432	4,513,962
5.00%, 11/01/33 to 09/01/49 (a)	7,773,007	8,758,545
6.50%, 08/01/34 to 05/01/40 (a)	231,484	278,935
6.00%, 04/01/35 to 07/01/41 (a)	2,147,759	2,547,056
3.00%, 05/01/46 to 11/01/46 (a)(c)	10,074,651	10,734,051
Freddie Mac
2.00%, 08/01/23 to 05/01/35 (a)	2,794,970	2,889,308
4.00%, 03/01/24 to 01/01/50 (a)	40,917,910	44,093,217
3.50%, 01/01/26 to 06/01/50 (a)	73,056,044	78,174,950
3.00%, 08/01/26 to 05/01/50 (a)	71,714,420	75,999,492
2.50%, 04/01/27 to 04/01/50 (a)	21,447,065	22,398,926
6.00%, 05/01/32 to 07/01/40 (a)	1,319,979	1,566,373
5.50%, 06/01/33 to 08/01/41 (a)	2,894,740	3,354,288
4.50%, 05/01/34 to 08/01/49 (a)	18,107,755	19,997,000
5.00%, 12/01/35 to 12/01/49 (a)	5,948,332	6,703,751
6.50%, 02/01/36 (a)	129,872	155,307
4.50%, 07/01/42 (a)(c)	250,225	280,131
Ginnie Mae
3.00%, 04/20/27 to 04/20/50 (a)	69,851,865	74,300,322
2.50%, 08/20/27 to 06/20/50 (a)	12,835,621	13,528,494
3.50%, 09/20/32 to 03/20/50 (a)	93,358,033	100,198,361
5.00%, 02/20/33 to 07/20/49 (a)	9,655,896	10,883,232
5.50%, 04/15/33 to 03/20/49 (a)	1,395,029	1,609,356
4.00%, 06/15/39 to 12/20/49 (a)	43,581,636	47,150,570
4.50%, 07/15/39 to 02/20/50 (a)	20,316,131	22,290,146
6.00%, 04/20/44 (a)	279,146	336,167
3.00%, 11/20/45 (a)(c)	2,901,667	3,096,868
Ginnie Mae TBA
3.00%, 06/22/50 (a)(d)	17,000,000	17,991,166
4.00%, 06/22/50 (a)(d)	2,000,000	2,130,390
UMBS TBA
2.00%, 06/17/35 (a)(d)	500,000	515,904
2.50%, 06/17/35 to 06/11/50 (a)(d)	19,000,000	19,803,180
3.00%, 06/17/35 to 06/11/50 (a)(d)	69,500,000	73,129,406
3.50%, 06/17/35 to 06/11/50 (a)(d)	17,500,000	18,464,923

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 06/17/35 to 06/11/50 (a)(d)	23,500,000	24,999,944
		1,094,968,405
Total Securitized
(Cost $1,162,425,987)		1,199,727,073
Security	Number of Shares	Value ($)
Other Investment Companies 6.4% of net assets

Money Market Fund 6.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (o)	261,712,757	261,712,757

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.12% (o)	270,045	270,045
Total Other Investment Companies
(Cost $261,982,802)		261,982,802
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $36,341,107 or 0.9% of net assets.
(f)	Issuer is affiliated with the fund’s investment adviser.
(g)	Variable-rate security.
(h)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(i)	All or a portion of this security is on loan. Securities on loan were valued at $263,699.
(j)	Guaranteed by the Republic of Germany.
(k)	Zero Coupon Bond.
(l)	Security is a type of structured MBS that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to LIBOR, CMT, or COFI. A variable interest rate can also be affected by the current WAC.
(m)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(n)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC.
(o)	The rate shown is the 7-day yield.

ACES –	Alternate Credit Enhancement Securities
CD –	Certificate of deposit
CMT –	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
COFI –	Cost of Funds Index is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities.
GO –	General obligation
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
MBS –	Mortgage-Backed Security
RB –	Revenue bond
REIT –	Real Estate Investment Trust
TBA –	To-be-announced
UMBS –	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC –	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended May 31, 2020:
	Market Value at 08/31/19	Gross Purchases*	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 05/31/20	Face Amount at 05/31/20	Interest Income Earned
Charles Schwab Corp., 3.25%, 05/21/21	$—	$101,300	($102,488)	$1,192	($4)	$—	—	$1,174
Charles Schwab Corp., 2.65%, 01/25/23	—	158,228	—	—	(376)	157,852	150,000	—
Charles Schwab Corp., 4.20%, 03/24/25	—	159,810	—	—	11,362	171,172	150,000	945
Charles Schwab Corp., 3.85%, 05/21/25	—	161,355	—	—	9,271	170,626	150,000	2,519
Charles Schwab Corp., 3.20%, 01/25/28	—	157,646	—	—	7,557	165,203	150,000	2,093
Charles Schwab Corp., 4.00%, 02/01/29	—	170,373	—	—	3,839	174,212	150,000	1,950
Charles Schwab Corp., 3.25%, 05/22/29	—	214,952	—	—	6,603	221,555	200,000	1,192
Charles Schwab Corp., 4.63%, 03/22/30	—	110,986	—	—	12,119	123,105	100,000	707
Total	$—	$1,234,650	($102,488)	$1,192	$50,371	$1,183,725		$10,580
* Amount includes premiums and/or discounts.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$1,090,146,507	$—	$1,090,146,507
Treasuries	—	1,503,348,672	—	1,503,348,672
Government Related[1]	—	233,352,817	—	233,352,817
Securitized[1]	—	1,199,727,073	—	1,199,727,073
Other Investment Companies[1]	261,982,802	—	—	261,982,802
Total	$261,982,802	$4,026,575,069	$—	$4,288,557,871
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab® Short-Term Bond Index Fund

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 26.2% of net assets

Financial Institutions 10.9%
Banking 8.8%
Ally Financial, Inc.
4.13%, 02/13/22	100,000	102,457
4.63%, 05/19/22	150,000	155,367
3.88%, 05/21/24 (a)	100,000	101,186
5.13%, 09/30/24	100,000	104,447
4.63%, 03/30/25	100,000	103,987
American Express Co.
3.70%, 11/05/21 (a)	150,000	156,134
2.75%, 05/20/22 (a)	150,000	155,801
2.50%, 08/01/22 (a)	400,000	415,428
2.65%, 12/02/22	500,000	522,547
3.70%, 08/03/23 (a)	250,000	270,169
3.40%, 02/22/24 (a)	150,000	162,822
2.50%, 07/30/24 (a)	400,000	421,562
3.00%, 10/30/24 (a)	100,000	107,320
3.63%, 12/05/24 (a)	100,000	109,742
American Express Credit Corp.
2.70%, 03/03/22 (a)	200,000	206,933
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	500,000	509,215
2.63%, 11/09/22	250,000	261,299
Banco Santander S.A.
3.50%, 04/11/22	200,000	206,598
3.85%, 04/12/23	200,000	210,576
2.71%, 06/27/24	200,000	207,264
2.75%, 05/28/25	400,000	407,853
Bancolombia S.A.
3.00%, 01/29/25 (a)	200,000	192,938
BancorpSouth Bank
4.13%, 11/20/29 (a)(b)	50,000	49,419
Bank of America Corp.
5.70%, 01/24/22	300,000	323,709
2.50%, 10/21/22 (a)	150,000	153,539
3.30%, 01/11/23	750,000	794,291
3.12%, 01/20/23 (a)(b)	100,000	103,378
2.88%, 04/24/23 (a)(b)	150,000	154,941
2.82%, 07/21/23 (a)(b)	350,000	362,547
4.10%, 07/24/23	250,000	273,521
3.00%, 12/20/23 (a)(b)	950,000	993,396
4.13%, 01/22/24	250,000	276,234
3.55%, 03/05/24 (a)(b)	350,000	372,970
4.00%, 04/01/24	250,000	276,272
1.49%, 05/19/24 (a)(b)	150,000	152,461
3.86%, 07/23/24 (a)(b)	500,000	541,750
4.20%, 08/26/24	350,000	386,206
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 01/22/25	350,000	381,995
3.46%, 03/15/25 (a)(b)	400,000	430,768
3.95%, 04/21/25	400,000	437,222
3.09%, 10/01/25 (a)(b)	300,000	319,483
2.46%, 10/22/25 (a)(b)	750,000	780,682
3.37%, 01/23/26 (a)(b)	300,000	323,937
2.02%, 02/13/26 (a)(b)	200,000	204,473
Bank of America NA
3.34%, 01/25/23 (a)(b)	250,000	259,905
Bank of Montreal
1.90%, 08/27/21	150,000	152,588
2.90%, 03/26/22	300,000	312,067
2.35%, 09/11/22	150,000	156,370
2.55%, 11/06/22 (a)	150,000	156,874
3.30%, 02/05/24	300,000	321,967
2.50%, 06/28/24	200,000	210,348
1.85%, 05/01/25	150,000	153,948
4.34%, 10/05/28 (a)(b)	100,000	106,060
Barclays Bank PLC
1.70%, 05/12/22 (a)	250,000	253,408
Barclays PLC
3.20%, 08/10/21	200,000	204,480
3.68%, 01/10/23 (a)	200,000	205,863
4.61%, 02/15/23 (a)(b)	400,000	419,016
4.34%, 05/16/24 (a)(b)	400,000	426,008
4.38%, 09/11/24	200,000	211,204
3.65%, 03/16/25	225,000	239,739
3.93%, 05/07/25 (a)(b)	200,000	213,132
2.85%, 05/07/26 (a)(b)	400,000	410,314
BBVA USA
2.88%, 06/29/22 (a)	250,000	254,301
2.50%, 08/27/24 (a)	250,000	250,926
BNP Paribas S.A.
3.25%, 03/03/23	100,000	107,348
4.25%, 10/15/24	200,000	216,457
BPCE S.A.
4.00%, 04/15/24	250,000	273,917
Canadian Imperial Bank of Commerce
2.61%, 07/22/23 (a)(b)	150,000	154,481
3.50%, 09/13/23	150,000	162,913
3.10%, 04/02/24	150,000	159,127
2.25%, 01/28/25	150,000	154,523
Capital One Bank USA NA
2.01%, 01/27/23 (a)(b)	250,000	250,421
3.38%, 02/15/23	250,000	258,614
2.28%, 01/28/26 (a)(b)	250,000	246,418
Capital One Financial Corp.
4.75%, 07/15/21	150,000	156,164
3.05%, 03/09/22 (a)	150,000	154,767
3.20%, 01/30/23 (a)	150,000	156,323

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.60%, 05/11/23 (a)	150,000	154,074
3.90%, 01/29/24 (a)	150,000	159,857
3.75%, 04/24/24 (a)	100,000	106,266
3.30%, 10/30/24 (a)	700,000	733,978
3.20%, 02/05/25 (a)	150,000	156,675
Capital One NA
2.25%, 09/13/21 (a)	300,000	303,637
2.65%, 08/08/22 (a)	250,000	256,285
2.15%, 09/06/22 (a)	250,000	253,290
CIT Bank NA
2.97%, 09/27/25 (a)(b)	250,000	229,213
Citibank NA
3.40%, 07/23/21 (a)	250,000	257,589
3.65%, 01/23/24 (a)	250,000	273,201
Citigroup, Inc.
2.35%, 08/02/21	400,000	406,726
2.90%, 12/08/21 (a)	350,000	359,653
4.50%, 01/14/22	300,000	317,182
2.75%, 04/25/22 (a)	200,000	206,467
4.05%, 07/30/22	100,000	105,736
2.70%, 10/27/22 (a)	400,000	414,508
2.31%, 11/04/22 (a)(b)	300,000	304,129
3.14%, 01/24/23 (a)(b)	250,000	257,505
3.50%, 05/15/23	200,000	211,224
2.88%, 07/24/23 (a)(b)	400,000	413,324
3.88%, 10/25/23	100,000	108,782
1.68%, 05/15/24 (a)(b)	250,000	252,036
4.04%, 06/01/24 (a)(b)	150,000	161,568
3.75%, 06/16/24	100,000	109,948
4.00%, 08/05/24	100,000	107,785
3.88%, 03/26/25	100,000	108,083
3.35%, 04/24/25 (a)(b)	400,000	425,766
3.30%, 04/27/25	500,000	545,105
3.11%, 04/08/26 (a)(b)	750,000	791,659
Citizens Bank NA
2.65%, 05/26/22 (a)	250,000	256,311
3.70%, 03/29/23 (a)	250,000	265,575
Comerica, Inc.
3.70%, 07/31/23 (a)	200,000	214,379
Cooperatieve Rabobank UA
3.88%, 02/08/22	500,000	526,850
3.95%, 11/09/22	250,000	263,213
2.75%, 01/10/23	250,000	262,519
4.63%, 12/01/23	250,000	273,457
Credit Suisse AG
3.63%, 09/09/24	650,000	712,332
2.95%, 04/09/25	300,000	323,019
Credit Suisse AG/New York NY
3.00%, 10/29/21	250,000	257,969
2.10%, 11/12/21	500,000	510,727
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	250,000	264,405
3.80%, 06/09/23	250,000	265,696
3.75%, 03/26/25	250,000	272,440
Deutsche Bank AG
4.25%, 10/14/21	500,000	509,495
5.00%, 02/14/22	350,000	360,899
3.30%, 11/16/22	200,000	202,954
3.95%, 02/27/23	250,000	256,755
3.70%, 05/30/24	300,000	306,694
3.96%, 11/26/25 (a)(b)	150,000	154,721
Discover Bank
3.20%, 08/09/21 (a)	250,000	253,411
4.20%, 08/08/23	250,000	266,890
2.45%, 09/12/24 (a)	250,000	252,065
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Discover Financial Services
3.95%, 11/06/24 (a)	50,000	53,299
3.75%, 03/04/25 (a)	200,000	210,119
Fifth Third Bancorp
1.63%, 05/05/23 (a)	100,000	101,927
3.65%, 01/25/24 (a)	250,000	272,527
2.38%, 01/28/25 (a)	100,000	103,372
Fifth Third Bank
2.25%, 06/14/21 (a)	250,000	253,924
2.88%, 10/01/21 (a)	200,000	204,625
1.80%, 01/30/23 (a)	250,000	254,115
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	50,000	48,863
First Horizon National Corp.
3.55%, 05/26/23 (a)	200,000	201,919
4.00%, 05/26/25 (a)	100,000	100,709
First Republic Bank/CA
1.91%, 02/12/24 (a)(b)	250,000	250,670
FNB Corp/PA
2.20%, 02/24/23 (a)	50,000	49,848
HSBC Holdings PLC
2.65%, 01/05/22	400,000	409,762
4.88%, 01/14/22	200,000	212,034
4.00%, 03/30/22	200,000	210,857
3.26%, 03/13/23 (a)(b)	400,000	413,528
3.60%, 05/25/23	200,000	212,487
3.03%, 11/22/23 (a)(b)	350,000	362,943
4.25%, 03/14/24	250,000	267,551
3.95%, 05/18/24 (a)(b)	200,000	213,997
3.80%, 03/11/25 (a)(b)	400,000	428,842
2.63%, 11/07/25 (a)(b)	400,000	412,670
HSBC USA, Inc.
3.50%, 06/23/24	100,000	108,337
Huntington Bancshares, Inc.
2.30%, 01/14/22 (a)	250,000	255,088
2.63%, 08/06/24 (a)	100,000	104,502
ING Groep N.V.
3.15%, 03/29/22	250,000	258,266
4.10%, 10/02/23	200,000	216,842
3.55%, 04/09/24	200,000	214,515
JPMorgan Chase & Co.
2.40%, 06/07/21 (a)	150,000	152,611
2.30%, 08/15/21 (a)	250,000	250,805
4.35%, 08/15/21	350,000	365,914
4.50%, 01/24/22	450,000	478,289
3.51%, 06/18/22 (a)(b)	200,000	205,510
3.25%, 09/23/22	350,000	368,840
2.97%, 01/15/23 (a)	500,000	517,010
3.20%, 01/25/23	300,000	317,862
3.21%, 04/01/23 (a)(b)	300,000	312,115
2.78%, 04/25/23 (a)(b)	250,000	258,498
3.38%, 05/01/23	250,000	266,376
2.70%, 05/18/23 (a)	500,000	524,177
3.88%, 02/01/24	250,000	276,102
3.56%, 04/23/24 (a)(b)	250,000	266,304
3.63%, 05/13/24	200,000	219,711
1.51%, 06/01/24 (a)(b)	400,000	403,170
3.80%, 07/23/24 (a)(b)	350,000	377,302
3.88%, 09/10/24	450,000	494,026
4.02%, 12/05/24 (a)(b)	350,000	382,480
3.13%, 01/23/25 (a)	350,000	377,599
3.22%, 03/01/25 (a)(b)	300,000	321,799
2.30%, 10/15/25 (a)(b)	750,000	775,455
2.01%, 03/13/26 (a)(b)	300,000	306,483
2.08%, 04/22/26 (a)(b)	600,000	615,321

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
KeyBank NA
3.35%, 06/15/21	250,000	257,465
2.30%, 09/14/22	250,000	258,674
3.38%, 03/07/23	250,000	265,215
Lloyds Banking Group PLC
3.10%, 07/06/21	300,000	306,480
3.00%, 01/11/22	200,000	205,515
2.86%, 03/17/23 (a)(b)	200,000	203,962
4.05%, 08/16/23	400,000	427,924
2.91%, 11/07/23 (a)(b)	500,000	514,002
3.90%, 03/12/24	200,000	214,197
4.50%, 11/04/24	200,000	216,087
2.44%, 02/05/26 (a)(b)	200,000	202,325
M&T Bank Corp.
3.55%, 07/26/23 (a)	250,000	269,747
Mitsubishi UFJ Financial Group, Inc.
3.54%, 07/26/21	100,000	103,354
2.19%, 09/13/21	200,000	202,818
3.00%, 02/22/22	250,000	258,540
3.22%, 03/07/22	200,000	207,647
2.62%, 07/18/22	250,000	257,548
2.67%, 07/25/22	250,000	258,038
3.46%, 03/02/23	150,000	158,370
3.76%, 07/26/23	250,000	268,432
3.41%, 03/07/24	650,000	694,535
2.80%, 07/18/24	200,000	209,541
2.19%, 02/25/25	550,000	564,138
Mizuho Financial Group, Inc.
2.27%, 09/13/21	200,000	204,218
2.60%, 09/11/22	200,000	205,520
3.55%, 03/05/23	300,000	316,137
2.72%, 07/16/23 (a)(b)	200,000	204,842
2.84%, 07/16/25 (a)(b)	200,000	207,376
Morgan Stanley
5.50%, 07/28/21	300,000	316,063
2.63%, 11/17/21	500,000	513,842
2.75%, 05/19/22	500,000	518,877
4.88%, 11/01/22	250,000	270,812
3.13%, 01/23/23	500,000	527,282
3.75%, 02/25/23	300,000	321,316
4.10%, 05/22/23	300,000	322,170
3.74%, 04/24/24 (a)(b)	400,000	427,664
3.88%, 04/29/24	450,000	493,227
3.70%, 10/23/24	650,000	716,433
2.72%, 07/22/25 (a)(b)	250,000	262,398
2.19%, 04/28/26 (a)(b)	500,000	514,115
MUFG Union Bank NA
3.15%, 04/01/22 (a)	250,000	259,671
National Australia Bank Ltd.
1.88%, 07/12/21	250,000	253,974
3.70%, 11/04/21	250,000	260,474
2.50%, 05/22/22	250,000	258,569
2.88%, 04/12/23	300,000	316,342
National Bank of Canada
2.10%, 02/01/23	250,000	255,345
Northern Trust Corp.
3.38%, 08/23/21	150,000	155,697
People’s United Financial, Inc.
3.65%, 12/06/22 (a)	100,000	104,090
PNC Bank NA
2.63%, 02/17/22 (a)	300,000	310,453
2.45%, 07/28/22 (a)	250,000	258,771
2.70%, 11/01/22 (a)	250,000	261,303
2.95%, 01/30/23 (a)	250,000	262,240
3.50%, 06/08/23 (a)	250,000	268,735
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Regions Financial Corp.
2.75%, 08/14/22 (a)	250,000	258,185
3.80%, 08/14/23 (a)	150,000	160,185
2.25%, 05/18/25 (a)	200,000	203,887
Royal Bank of Canada
2.75%, 02/01/22	250,000	259,846
2.80%, 04/29/22	250,000	260,733
3.70%, 10/05/23	325,000	353,745
2.55%, 07/16/24	250,000	263,648
2.25%, 11/01/24	200,000	209,779
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	400,000	432,220
3.50%, 05/15/23 (a)(b)	200,000	206,239
6.10%, 06/10/23	150,000	163,472
3.88%, 09/12/23	400,000	424,408
6.00%, 12/19/23	200,000	220,201
2.36%, 05/22/24 (a)(b)	200,000	201,981
5.13%, 05/28/24	400,000	430,492
4.52%, 06/25/24 (a)(b)	200,000	215,281
4.27%, 03/22/25 (a)(b)	200,000	214,162
3.75%, 11/01/29 (a)(b)	200,000	202,164
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	261,000	268,038
3.40%, 01/18/23 (a)	100,000	103,380
3.50%, 06/07/24 (a)	100,000	104,043
3.45%, 06/02/25 (a)	100,000	101,077
Santander UK Group Holdings PLC
2.88%, 08/05/21	200,000	203,508
3.57%, 01/10/23 (a)	200,000	205,910
3.37%, 01/05/24 (a)(b)	250,000	258,784
Santander UK PLC
2.10%, 01/13/23	400,000	410,564
4.00%, 03/13/24	200,000	218,458
2.88%, 06/18/24	200,000	213,233
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250,000	254,051
State Street Corp.
3.10%, 05/15/23	250,000	266,454
3.70%, 11/20/23	150,000	166,539
3.78%, 12/03/24 (a)(b)	100,000	109,885
3.30%, 12/16/24	200,000	220,935
2.35%, 11/01/25 (a)(b)	100,000	104,889
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/23	250,000	270,135
3.40%, 07/11/24	250,000	269,396
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	150,000	152,413
2.44%, 10/19/21	500,000	512,637
2.78%, 07/12/22	450,000	466,438
2.78%, 10/18/22	150,000	155,927
3.10%, 01/17/23	250,000	261,203
3.75%, 07/19/23	200,000	214,348
2.70%, 07/16/24	400,000	418,074
2.35%, 01/15/25	200,000	206,882
SVB Financial Group
3.50%, 01/29/25	100,000	103,808
Svenska Handelsbanken AB
1.88%, 09/07/21	250,000	254,404
3.90%, 11/20/23	250,000	275,827
Synchrony Bank
3.00%, 06/15/22 (a)	250,000	250,630
Synchrony Financial
3.75%, 08/15/21 (a)	100,000	101,243
2.85%, 07/25/22 (a)	100,000	98,890
4.38%, 03/19/24 (a)	75,000	75,818
4.25%, 08/15/24 (a)	150,000	150,323

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Bank of New York Mellon Corp.
2.60%, 02/07/22 (a)	250,000	258,466
1.95%, 08/23/22	200,000	206,448
1.85%, 01/27/23 (a)	100,000	103,046
2.95%, 01/29/23 (a)	150,000	158,783
3.50%, 04/28/23	150,000	161,864
2.66%, 05/16/23 (a)(b)	200,000	207,203
2.20%, 08/16/23 (a)	350,000	364,793
3.65%, 02/04/24 (a)	150,000	165,755
3.25%, 09/11/24 (a)	100,000	109,972
2.10%, 10/24/24	400,000	420,148
1.60%, 04/24/25 (a)	200,000	207,795
The Bank of Nova Scotia
2.80%, 07/21/21	150,000	154,124
2.70%, 03/07/22	500,000	518,797
2.38%, 01/18/23	150,000	155,684
1.63%, 05/01/23	150,000	152,733
3.40%, 02/11/24	250,000	269,590
2.20%, 02/03/25	200,000	207,814
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	650,000	682,113
2.35%, 11/15/21 (a)	350,000	352,341
5.75%, 01/24/22	705,000	759,281
3.00%, 04/26/22 (a)	650,000	661,381
2.88%, 10/31/22 (a)(b)	500,000	510,930
3.63%, 01/22/23	250,000	267,289
3.20%, 02/23/23 (a)	250,000	263,184
2.91%, 06/05/23 (a)(b)	300,000	308,314
2.91%, 07/24/23 (a)(b)	300,000	308,850
3.63%, 02/20/24 (a)	350,000	376,127
4.00%, 03/03/24	300,000	327,583
3.85%, 07/08/24 (a)	250,000	272,832
3.50%, 01/23/25 (a)	325,000	349,723
3.50%, 04/01/25 (a)	600,000	645,768
3.75%, 05/22/25 (a)	500,000	544,712
3.27%, 09/29/25 (a)(b)	300,000	317,518
The Huntington National Bank
2.50%, 08/07/22 (a)	250,000	258,374
3.55%, 10/06/23 (a)	250,000	271,247
The PNC Financial Services Group, Inc.
3.30%, 03/08/22 (a)	200,000	209,068
2.85%, 11/09/22	250,000	261,540
3.50%, 01/23/24 (a)	200,000	218,215
3.90%, 04/29/24 (a)	100,000	109,322
The Toronto-Dominion Bank
3.25%, 06/11/21	250,000	257,435
1.80%, 07/13/21	150,000	152,160
1.90%, 12/01/22	250,000	257,931
3.50%, 07/19/23	150,000	163,771
3.25%, 03/11/24	150,000	162,622
2.65%, 06/12/24	300,000	319,971
Truist Bank
2.63%, 01/15/22 (a)	200,000	206,242
2.80%, 05/17/22 (a)	200,000	208,183
1.25%, 03/09/23 (a)	400,000	404,372
3.20%, 04/01/24 (a)	200,000	216,034
3.69%, 08/02/24 (a)(b)	100,000	107,983
2.15%, 12/06/24 (a)	250,000	261,490
1.50%, 03/10/25 (a)	250,000	255,143
Truist Financial Corp.
3.20%, 09/03/21 (a)	250,000	257,404
2.70%, 01/27/22 (a)	250,000	258,339
3.95%, 03/22/22 (a)	350,000	365,874
3.05%, 06/20/22 (a)	100,000	104,365
2.20%, 03/16/23 (a)	150,000	155,208
3.75%, 12/06/23 (a)	200,000	219,415
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 08/01/24 (a)	200,000	211,335
2.85%, 10/26/24 (a)	150,000	161,019
US Bancorp
2.63%, 01/24/22 (a)	150,000	154,841
3.00%, 03/15/22 (a)	150,000	156,561
2.95%, 07/15/22 (a)	150,000	156,533
3.70%, 01/30/24 (a)	200,000	219,479
3.38%, 02/05/24 (a)	250,000	272,790
2.40%, 07/30/24 (a)	150,000	159,248
3.60%, 09/11/24 (a)	100,000	110,920
1.45%, 05/12/25 (a)	200,000	205,023
US Bank NA/Cincinnati OH
3.45%, 11/16/21 (a)	250,000	259,991
1.80%, 01/21/22 (a)	250,000	254,645
1.95%, 01/09/23 (a)	250,000	257,726
3.40%, 07/24/23 (a)	250,000	269,932
2.05%, 01/21/25 (a)	250,000	261,991
Wells Fargo & Co.
2.10%, 07/26/21	428,000	435,094
3.50%, 03/08/22	400,000	418,604
2.63%, 07/22/22	500,000	516,317
3.07%, 01/24/23 (a)	750,000	773,677
3.45%, 02/13/23	250,000	263,196
4.13%, 08/15/23	200,000	214,767
4.48%, 01/16/24	100,000	110,311
3.75%, 01/24/24 (a)	400,000	431,532
1.65%, 06/02/24 (a)(b)(c)	200,000	200,702
3.30%, 09/09/24	300,000	323,245
3.00%, 02/19/25	350,000	375,158
2.41%, 10/30/25 (a)(b)	550,000	564,495
2.16%, 02/11/26 (a)(b)	400,000	405,598
2.19%, 04/30/26 (a)(b)	950,000	964,112
Wells Fargo Bank NA
3.63%, 10/22/21 (a)	250,000	259,683
2.08%, 09/09/22 (a)(b)	250,000	253,283
3.55%, 08/14/23 (a)	250,000	269,561
Westpac Banking Corp.
2.00%, 08/19/21	150,000	152,770
2.50%, 06/28/22	200,000	207,306
2.75%, 01/11/23	100,000	105,048
3.65%, 05/15/23	500,000	541,280
3.30%, 02/26/24	150,000	162,128
2.35%, 02/19/25	200,000	210,961
2.89%, 02/04/30 (a)(b)	200,000	200,769
Zions Bancorp NA
3.35%, 03/04/22 (a)	250,000	252,914
		107,899,250
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	108,627
Ameriprise Financial, Inc.
3.00%, 03/22/22	100,000	104,043
4.00%, 10/15/23	150,000	165,454
3.00%, 04/02/25 (a)	100,000	107,915
BGC Partners, Inc.
3.75%, 10/01/24 (a)	100,000	93,601
BlackRock, Inc.
3.38%, 06/01/22	250,000	264,936
3.50%, 03/18/24	100,000	111,141
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	100,000	107,927
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	100,000	106,828

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Charles Schwab Corp.
2.65%, 01/25/23 (a)(f)	75,000	78,926
3.55%, 02/01/24 (a)(f)	100,000	108,828
4.20%, 03/24/25 (a)(f)	100,000	114,115
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	100,000	103,051
Eaton Vance Corp.
3.63%, 06/15/23	100,000	105,855
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	106,889
Intercontinental Exchange, Inc.
2.35%, 09/15/22 (a)	100,000	104,159
3.45%, 09/21/23 (a)	200,000	215,422
4.00%, 10/15/23	100,000	110,705
Invesco Finance PLC
3.13%, 11/30/22	100,000	105,475
4.00%, 01/30/24	100,000	107,633
Jefferies Financial Group, Inc.
5.50%, 10/18/23 (a)	100,000	107,783
Jefferies Group LLC
5.13%, 01/20/23	100,000	108,012
Lazard Group LLC
3.75%, 02/13/25	100,000	106,730
Nasdaq, Inc.
4.25%, 06/01/24 (a)	50,000	54,387
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	206,965
Stifel Financial Corp.
4.25%, 07/18/24	100,000	104,950
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	100,000	104,103
3.63%, 04/01/25 (a)	150,000	166,906
		3,391,366
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.00%, 10/01/21	150,000	143,850
3.95%, 02/01/22 (a)	500,000	470,110
3.30%, 01/23/23 (a)	150,000	135,940
4.88%, 01/16/24 (a)	150,000	135,160
2.88%, 08/14/24 (a)	150,000	125,665
Air Lease Corp.
2.63%, 07/01/22 (a)	155,000	146,409
2.25%, 01/15/23	100,000	93,404
2.75%, 01/15/23 (a)	350,000	325,330
3.00%, 09/15/23 (a)	100,000	93,252
4.25%, 02/01/24 (a)	100,000	94,862
4.25%, 09/15/24 (a)	100,000	93,427
3.25%, 03/01/25 (a)	200,000	183,741
Aircastle Ltd.
4.40%, 09/25/23 (a)	150,000	127,462
4.13%, 05/01/24 (a)	300,000	250,498
Ares Capital Corp.
3.50%, 02/10/23 (a)	75,000	73,764
4.20%, 06/10/24 (a)	150,000	143,681
4.25%, 03/01/25 (a)	100,000	98,462
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	88,301
4.13%, 02/01/25 (a)	50,000	43,103
GATX Corp.
4.85%, 06/01/21	100,000	103,482
4.35%, 02/15/24 (a)	100,000	108,371
GE Capital Funding LLC
3.45%, 05/15/25 (a)(g)	200,000	203,171
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	50,036
International Lease Finance Corp.
8.63%, 01/15/22	100,000	103,870
5.88%, 08/15/22	90,000	91,257
Main Street Capital Corp.
5.20%, 05/01/24	50,000	50,319
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	47,601
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	250,000	251,075
4.00%, 03/30/25 (a)	50,000	46,647
		3,922,250
Financial Other 0.1%
CME Group, Inc.
3.00%, 09/15/22	250,000	265,424
ORIX Corp.
2.90%, 07/18/22	80,000	82,485
4.05%, 01/16/24	150,000	161,917
		509,826
Insurance 0.8%
Aetna, Inc.
2.75%, 11/15/22 (a)	300,000	311,223
2.80%, 06/15/23 (a)	100,000	104,581
3.50%, 11/15/24 (a)	150,000	162,444
Aflac, Inc.
3.63%, 06/15/23	150,000	163,303
3.63%, 11/15/24	150,000	167,842
American International Group, Inc.
4.88%, 06/01/22	200,000	215,391
4.13%, 02/15/24	200,000	219,039
2.50%, 06/30/25 (a)	150,000	155,428
Anthem, Inc.
3.70%, 08/15/21 (a)	200,000	205,617
3.13%, 05/15/22	100,000	104,647
3.30%, 01/15/23	200,000	212,279
3.50%, 08/15/24 (a)	100,000	109,131
3.35%, 12/01/24 (a)	100,000	109,248
2.38%, 01/15/25 (a)	200,000	210,495
Aon PLC
4.00%, 11/27/23 (a)	100,000	108,595
3.50%, 06/14/24 (a)	150,000	162,097
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	100,000	104,626
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	100,000	110,407
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	350,000	368,961
Berkshire Hathaway, Inc.
3.75%, 08/15/21	150,000	156,118
3.00%, 02/11/23	100,000	107,092
2.75%, 03/15/23 (a)	150,000	159,820
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	108,655
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	100,000	105,004
2.70%, 03/13/23	150,000	156,987
3.35%, 05/15/24	100,000	109,279
3.15%, 03/15/25	150,000	163,822
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	107,802

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	100,000	105,723
Fidelity National Financial, Inc.
5.50%, 09/01/22	100,000	107,332
Globe Life, Inc.
3.80%, 09/15/22	100,000	105,824
Humana, Inc.
2.90%, 12/15/22 (a)	50,000	52,339
3.85%, 10/01/24 (a)	100,000	109,294
4.50%, 04/01/25 (a)	250,000	283,350
Lincoln National Corp.
4.00%, 09/01/23	150,000	162,573
Loews Corp.
2.63%, 05/15/23 (a)	150,000	157,470
Markel Corp.
4.90%, 07/01/22	100,000	107,182
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (a)	150,000	155,438
3.30%, 03/14/23 (a)	100,000	105,516
3.88%, 03/15/24 (a)	150,000	164,991
3.50%, 06/03/24 (a)	100,000	107,998
3.50%, 03/10/25 (a)	150,000	163,615
MetLife, Inc.
3.05%, 12/15/22	150,000	159,593
4.37%, 09/15/23	100,000	112,715
3.60%, 04/10/24	150,000	165,208
Principal Financial Group, Inc.
3.30%, 09/15/22	100,000	104,756
Prudential Financial, Inc.
3.50%, 05/15/24	250,000	274,051
5.88%, 09/15/42 (a)(b)	100,000	105,696
5.63%, 06/15/43 (a)(b)	150,000	155,720
5.20%, 03/15/44 (a)(b)	100,000	101,042
5.38%, 05/15/45 (a)(b)	200,000	206,501
Reinsurance Group of America, Inc.
4.70%, 09/15/23	100,000	109,627
The Allstate Corp.
3.15%, 06/15/23	150,000	160,378
5.75%, 08/15/53 (a)(b)	75,000	76,560
The Progressive Corp.
3.75%, 08/23/21	100,000	103,623
UnitedHealth Group, Inc.
2.88%, 12/15/21	150,000	155,609
3.35%, 07/15/22	300,000	317,350
2.38%, 10/15/22	100,000	104,217
2.75%, 02/15/23 (a)	250,000	263,726
2.88%, 03/15/23	100,000	106,498
3.50%, 06/15/23	100,000	108,751
3.50%, 02/15/24	97,000	106,512
2.38%, 08/15/24	100,000	106,311
Unum Group
4.00%, 03/15/24	70,000	72,514
4.50%, 03/15/25 (a)	150,000	155,893
Voya Financial, Inc.
5.65%, 05/15/53 (a)(b)	300,000	298,458
Willis North America, Inc.
3.60%, 05/15/24 (a)	100,000	106,714
WR Berkley Corp.
4.63%, 03/15/22	100,000	105,513
XLIT Ltd.
4.45%, 03/31/25	100,000	111,379
		10,323,493
Security Rate, Maturity Date	Face Amount ($)	Value ($)
REITs 0.6%
Alexandria Real Estate Equities, Inc.
3.90%, 06/15/23 (a)	100,000	106,858
4.00%, 01/15/24 (a)	200,000	217,983
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	100,000	100,486
4.13%, 07/01/24 (a)	50,000	50,503
AvalonBay Communities, Inc.
2.95%, 09/15/22 (a)	100,000	103,381
3.50%, 11/15/24 (a)	100,000	107,648
Boston Properties LP
3.85%, 02/01/23 (a)	250,000	266,799
3.13%, 09/01/23 (a)	200,000	208,969
3.80%, 02/01/24 (a)	150,000	160,455
Brixmor Operating Partnership LP
3.88%, 08/15/22 (a)	100,000	101,780
3.65%, 06/15/24 (a)	100,000	99,839
3.85%, 02/01/25 (a)	100,000	100,302
Corporate Office Properties LP
3.70%, 06/15/21 (a)	100,000	100,495
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	100,000	100,743
Digital Realty Trust LP
2.75%, 02/01/23 (a)	200,000	206,036
ERP Operating LP
4.63%, 12/15/21 (a)	200,000	209,687
3.00%, 04/15/23 (a)	150,000	156,279
Essex Portfolio LP
3.63%, 08/15/22 (a)	100,000	102,819
3.88%, 05/01/24 (a)	100,000	105,881
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	75,000	78,110
Healthpeak Properties, Inc.
4.25%, 11/15/23 (a)	100,000	105,960
4.20%, 03/01/24 (a)	100,000	105,534
3.88%, 08/15/24 (a)	100,000	106,205
3.40%, 02/01/25 (a)	100,000	104,408
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	150,000	147,371
3.88%, 04/01/24 (a)	100,000	99,219
Kilroy Realty LP
3.45%, 12/15/24 (a)	100,000	101,191
Kimco Realty Corp.
3.40%, 11/01/22 (a)	75,000	76,868
3.30%, 02/01/25 (a)	100,000	101,406
Mid-America Apartments LP
4.30%, 10/15/23 (a)	100,000	107,006
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	104,291
Office Properties Income Trust
4.00%, 07/15/22 (a)	175,000	170,040
4.25%, 05/15/24 (a)	100,000	93,320
Omega Healthcare Investors, Inc.
4.38%, 08/01/23 (a)	200,000	201,309
4.50%, 01/15/25 (a)	100,000	99,453
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	100,000	99,034
Prologis LP
4.25%, 08/15/23 (a)	150,000	165,835
Public Storage
2.37%, 09/15/22 (a)	100,000	103,685

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Realty Income Corp.
3.25%, 10/15/22 (a)	250,000	261,194
4.65%, 08/01/23 (a)	100,000	108,636
Sabra Health Care LP
4.80%, 06/01/24 (a)	100,000	98,264
Simon Property Group LP
2.35%, 01/30/22 (a)	150,000	149,632
2.75%, 02/01/23 (a)	100,000	100,522
2.75%, 06/01/23 (a)	250,000	251,442
3.75%, 02/01/24 (a)	100,000	103,552
2.00%, 09/13/24 (a)	100,000	96,913
3.38%, 10/01/24 (a)	300,000	306,295
SITE Centers Corp.
3.63%, 02/01/25 (a)	50,000	49,377
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	200,000	196,842
Ventas Realty LP
3.13%, 06/15/23 (a)	150,000	149,296
3.50%, 04/15/24 (a)	100,000	99,458
3.75%, 05/01/24 (a)	100,000	100,854
3.50%, 02/01/25 (a)	100,000	100,875
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	100,000	100,590
Vornado Realty LP
3.50%, 01/15/25 (a)	100,000	96,443
Welltower, Inc.
3.95%, 09/01/23 (a)	150,000	156,769
3.63%, 03/15/24 (a)	250,000	256,685
WP Carey, Inc.
4.00%, 02/01/25 (a)	150,000	153,338
		7,714,165
		133,760,350

Industrial 14.1%
Basic Industry 0.5%
Air Products & Chemicals, Inc.
2.75%, 02/03/23	79,000	83,115
3.35%, 07/31/24 (a)	100,000	109,257
Albemarle Corp.
4.15%, 12/01/24 (a)	100,000	105,967
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21	100,000	103,735
2.88%, 02/24/22	150,000	155,720
3.85%, 09/30/23	100,000	110,230
Braskem Finance Ltd.
6.45%, 02/03/24	200,000	210,105
Celanese US Holdings LLC
5.88%, 06/15/21	100,000	103,695
3.50%, 05/08/24 (a)	100,000	104,607
Domtar Corp.
4.40%, 04/01/22 (a)	250,000	256,869
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	300,000	326,025
Eastman Chemical Co.
3.50%, 12/01/21	150,000	154,810
3.80%, 03/15/25 (a)	100,000	106,851
Ecolab, Inc.
4.35%, 12/08/21	150,000	159,307
2.38%, 08/10/22 (a)	100,000	103,849
3.25%, 01/14/23 (a)	100,000	105,534
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	100,000	102,526
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fibria Overseas Finance Ltd
5.25%, 05/12/24	100,000	104,431
FMC Corp.
4.10%, 02/01/24 (a)	100,000	106,947
International Paper Co.
7.50%, 08/15/21	100,000	107,892
3.65%, 06/15/24 (a)	100,000	109,598
Kinross Gold Corp.
5.95%, 03/15/24 (a)	100,000	111,931
LYB International Finance BV
4.00%, 07/15/23	150,000	161,138
LyondellBasell Industries N.V.
6.00%, 11/15/21 (a)	200,000	210,813
Newmont Corp.
3.63%, 06/09/21 (a)	100,000	101,655
3.50%, 03/15/22 (a)	150,000	154,394
3.70%, 03/15/23 (a)	27,000	27,944
Nucor Corp.
4.00%, 08/01/23 (a)	100,000	108,780
2.00%, 06/01/25 (a)	200,000	203,914
Nutrien Ltd.
3.15%, 10/01/22 (a)	200,000	207,596
1.90%, 05/13/23	200,000	203,595
3.38%, 03/15/25 (a)	100,000	106,587
3.00%, 04/01/25 (a)	100,000	104,972
Packaging Corp. of America
4.50%, 11/01/23 (a)	100,000	110,637
3.65%, 09/15/24 (a)	100,000	107,081
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	105,158
Praxair, Inc.
2.45%, 02/15/22 (a)	100,000	102,832
2.20%, 08/15/22 (a)	100,000	103,361
2.70%, 02/21/23 (a)	100,000	104,318
RPM International, Inc.
3.45%, 11/15/22 (a)	100,000	103,451
Steel Dynamics, Inc.
5.50%, 10/01/24 (a)	50,000	51,300
2.80%, 12/15/24 (a)	300,000	301,896
The Dow Chemical Co.
3.15%, 05/15/24 (a)	100,000	104,868
3.50%, 10/01/24 (a)	200,000	212,356
The Mosaic Co.
3.75%, 11/15/21 (a)	100,000	102,429
3.25%, 11/15/22 (a)	250,000	252,207
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	106,890
Weyerhaeuser Co.
3.25%, 03/15/23 (a)	100,000	103,224
4.63%, 09/15/23	100,000	110,752
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	102,598
3.75%, 03/15/25 (a)	100,000	108,559
		6,828,306
Capital Goods 1.5%
3M Co.
2.75%, 03/01/22 (a)	200,000	207,200
1.75%, 02/14/23 (a)	100,000	103,085
2.25%, 03/15/23 (a)	150,000	156,724
3.25%, 02/14/24 (a)	150,000	163,279
2.00%, 02/14/25 (a)	100,000	105,052
2.65%, 04/15/25 (a)	100,000	108,003

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
ABB Finance USA, Inc.
2.88%, 05/08/22	100,000	103,835
3.38%, 04/03/23 (a)	125,000	132,004
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	101,992
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	107,013
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	100,000	106,453
Carrier Global Corp.
1.92%, 02/15/23 (a)(g)	100,000	101,210
2.24%, 02/15/25 (a)(g)	450,000	450,115
Caterpillar Financial Services Corp.
1.70%, 08/09/21	100,000	101,411
3.15%, 09/07/21	250,000	258,077
1.93%, 10/01/21	100,000	101,608
2.95%, 02/26/22	100,000	104,013
0.95%, 05/13/22	300,000	302,112
2.40%, 06/06/22	100,000	103,528
2.55%, 11/29/22	125,000	131,044
3.45%, 05/15/23	150,000	162,984
3.75%, 11/24/23	100,000	110,261
3.65%, 12/07/23	100,000	110,098
2.85%, 05/17/24	100,000	107,698
3.30%, 06/09/24	100,000	109,350
2.15%, 11/08/24	200,000	211,125
3.25%, 12/01/24	100,000	110,436
1.45%, 05/15/25	200,000	205,084
Caterpillar, Inc.
3.40%, 05/15/24 (a)	100,000	109,808
CNH Industrial Capital LLC
4.38%, 04/05/22	100,000	103,103
4.20%, 01/15/24	50,000	51,840
CNH Industrial N.V.
4.50%, 08/15/23	100,000	104,888
Deere & Co.
2.60%, 06/08/22 (a)	100,000	103,762
2.75%, 04/15/25 (a)	250,000	271,186
Eaton Corp.
2.75%, 11/02/22	250,000	261,625
Emerson Electric Co.
2.63%, 12/01/21 (a)	150,000	154,428
Flowserve Corp.
3.50%, 09/15/22 (a)	100,000	102,413
Fortive Corp.
2.35%, 06/15/21 (a)	150,000	151,381
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	100,000	108,417
General Dynamics Corp.
2.25%, 11/15/22 (a)	200,000	207,754
3.38%, 05/15/23 (a)	300,000	323,347
3.25%, 04/01/25 (a)	175,000	194,032
General Electric Co.
3.15%, 09/07/22	350,000	358,307
3.10%, 01/09/23	150,000	155,056
3.45%, 05/15/24 (a)	450,000	461,540
Honeywell International, Inc.
1.85%, 11/01/21 (a)	200,000	204,114
2.15%, 08/08/22 (a)	100,000	103,859
3.35%, 12/01/23	50,000	54,646
2.30%, 08/15/24 (a)	150,000	159,728
1.35%, 06/01/25 (a)	200,000	204,035
Howmet Aerospace, Inc.
5.13%, 10/01/24 (a)	250,000	254,495
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	164,671
Ingersoll-Rand Global Holding Co., Ltd.
4.25%, 06/15/23	200,000	217,315
John Deere Capital Corp.
3.13%, 09/10/21	200,000	206,799
2.65%, 01/06/22	100,000	103,436
3.20%, 01/10/22	100,000	104,300
2.75%, 03/15/22	100,000	103,816
2.70%, 01/06/23	250,000	263,602
2.80%, 03/06/23	150,000	159,669
1.20%, 04/06/23	100,000	101,553
3.45%, 06/07/23	350,000	378,248
3.65%, 10/12/23	100,000	110,306
2.60%, 03/07/24	150,000	159,674
2.65%, 06/24/24	100,000	106,964
2.05%, 01/09/25	100,000	105,153
Johnson Controls International PLC
3.63%, 07/02/24 (a)	100,000	104,830
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	106,689
3.83%, 04/27/25 (a)	200,000	220,229
Lockheed Martin Corp.
3.35%, 09/15/21	119,000	123,621
3.10%, 01/15/23 (a)	100,000	106,836
2.90%, 03/01/25 (a)	100,000	109,743
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	150,000	162,170
Masco Corp.
5.95%, 03/15/22	100,000	106,875
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	212,979
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	250,000	261,737
3.25%, 08/01/23	150,000	162,154
2.93%, 01/15/25 (a)	500,000	542,007
Otis Worldwide Corp.
2.06%, 04/05/25 (a)(g)	200,000	206,546
Parker-Hannifin Corp.
3.50%, 09/15/22	50,000	52,408
2.70%, 06/14/24 (a)	100,000	104,559
3.30%, 11/21/24 (a)	50,000	53,830
Precision Castparts Corp.
2.50%, 01/15/23 (a)	100,000	104,447
Raytheon Co.
2.50%, 12/15/22 (a)	200,000	206,905
Republic Services, Inc.
5.25%, 11/15/21	100,000	106,524
3.55%, 06/01/22 (a)	200,000	209,876
2.50%, 08/15/24 (a)	150,000	158,744
3.20%, 03/15/25 (a)	100,000	109,101
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	100,000	106,122
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	350,000	360,279
3.20%, 03/15/24 (a)	100,000	106,355
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	200,000	205,640
3.65%, 09/15/23 (a)	100,000	108,265
2.35%, 09/15/24 (a)	100,000	104,408
Stanley Black & Decker, Inc.
2.90%, 11/01/22	200,000	209,604
4.00%, 03/15/60 (a)(b)	75,000	73,871
Textron, Inc.
4.30%, 03/01/24 (a)	100,000	106,370

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Boeing Co.
2.30%, 08/01/21	100,000	100,173
2.35%, 10/30/21	100,000	100,007
2.13%, 03/01/22 (a)	50,000	49,309
2.80%, 03/01/23 (a)	50,000	49,364
4.51%, 05/01/23 (a)	30,000	31,064
1.88%, 06/15/23 (a)	100,000	95,812
2.80%, 03/01/24 (a)	600,000	588,066
4.88%, 05/01/25 (a)	650,000	690,388
Vulcan Materials Co.
4.50%, 04/01/25 (a)	100,000	108,951
Waste Management, Inc.
2.40%, 05/15/23 (a)	100,000	105,315
3.50%, 05/15/24 (a)	50,000	54,530
2.95%, 06/15/24 (a)	100,000	107,016
3.13%, 03/01/25 (a)	100,000	108,937
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(d)(e)	200,000	204,769
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	103,383
Xylem, Inc.
4.88%, 10/01/21	100,000	105,398
		18,180,270
Communications 1.5%
Activision Blizzard, Inc.
2.60%, 06/15/22 (a)	100,000	103,535
America Movil, S.A.B. de CV
3.13%, 07/16/22	250,000	257,465
American Tower Corp.
3.45%, 09/15/21	300,000	310,453
2.25%, 01/15/22	100,000	102,228
3.50%, 01/31/23	200,000	213,076
5.00%, 02/15/24	100,000	113,757
3.38%, 05/15/24 (a)	100,000	107,917
2.95%, 01/15/25 (a)	100,000	106,699
2.40%, 03/15/25 (a)	100,000	104,732
AT&T, Inc.
3.88%, 08/15/21	100,000	103,736
4.00%, 01/15/22	300,000	315,262
3.00%, 02/15/22	200,000	207,181
3.20%, 03/01/22 (a)	150,000	155,516
3.80%, 03/15/22	100,000	105,095
3.40%, 06/15/22	100,000	104,862
3.00%, 06/30/22 (a)	100,000	103,861
2.63%, 12/01/22 (a)	250,000	258,551
3.60%, 02/17/23 (a)	150,000	159,566
4.05%, 12/15/23	100,000	109,740
3.80%, 03/01/24 (a)	200,000	216,449
3.90%, 03/11/24 (a)	100,000	108,337
4.45%, 04/01/24 (a)	100,000	110,383
3.55%, 06/01/24 (a)	100,000	107,904
3.95%, 01/15/25 (a)	150,000	164,585
3.40%, 05/15/25 (a)	1,000,000	1,079,880
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	218,543
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	150,000	160,721
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	500,000	532,375
4.50%, 02/01/24 (a)	150,000	165,625
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	250,000	303,909
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Comcast Corp.
1.63%, 01/15/22 (a)	150,000	153,055
2.75%, 03/01/23 (a)	150,000	158,498
3.00%, 02/01/24 (a)	350,000	377,163
3.60%, 03/01/24	100,000	110,329
3.70%, 04/15/24 (a)	450,000	497,835
3.38%, 02/15/25 (a)	150,000	165,372
3.10%, 04/01/25 (a)	100,000	109,539
Crown Castle International Corp.
2.25%, 09/01/21 (a)	200,000	202,963
4.88%, 04/15/22	114,000	121,904
5.25%, 01/15/23	250,000	275,631
3.15%, 07/15/23 (a)	50,000	53,173
3.20%, 09/01/24 (a)	100,000	107,527
Discovery Communications LLC
2.95%, 03/20/23 (a)	79,000	82,237
3.80%, 03/13/24 (a)	100,000	105,712
3.90%, 11/15/24 (a)	100,000	107,046
3.45%, 03/15/25 (a)	50,000	52,251
Fox Corp.
3.67%, 01/25/22	125,000	130,662
4.03%, 01/25/24 (a)	200,000	220,070
3.05%, 04/07/25 (a)	100,000	106,750
Grupo Televisa S.A.B.
6.63%, 03/18/25	100,000	115,342
Moody’s Corp.
2.63%, 01/15/23 (a)	150,000	156,739
4.88%, 02/15/24 (a)	250,000	280,712
3.75%, 03/24/25 (a)	50,000	55,982
NBCUniversal Media LLC
2.88%, 01/15/23	250,000	264,929
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	200,000	210,531
3.65%, 11/01/24 (a)	100,000	108,364
Orange S.A.
4.13%, 09/14/21	100,000	105,085
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	125,000	132,487
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)(g)	500,000	535,745
Telefonica Emisiones S.A.
4.57%, 04/27/23	150,000	163,206
The Interpublic Group of Cos., Inc.
3.75%, 10/01/21	100,000	103,684
4.20%, 04/15/24	100,000	106,077
The Walt Disney Co.
1.65%, 09/01/22	150,000	153,256
3.00%, 09/15/22	200,000	210,144
1.75%, 08/30/24 (a)	100,000	103,084
3.70%, 09/15/24 (a)	100,000	111,211
3.35%, 03/24/25	225,000	247,801
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	200,000	218,700
Time Warner Cable LLC
4.00%, 09/01/21 (a)	100,000	102,543
Time Warner Entertainment Co. LP
8.38%, 03/15/23	150,000	176,912
TWDC Enterprises 18 Corp.
2.75%, 08/16/21	100,000	102,669
2.45%, 03/04/22	100,000	103,635
2.35%, 12/01/22	200,000	208,267
Verizon Communications, Inc.
2.95%, 03/15/22	150,000	156,712
3.13%, 03/16/22	250,000	261,765
2.45%, 11/01/22 (a)	100,000	104,229

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.15%, 09/15/23	500,000	571,410
4.15%, 03/15/24 (a)	100,000	111,587
3.50%, 11/01/24 (a)	200,000	220,703
3.38%, 02/15/25	550,000	610,266
ViacomCBS, Inc.
4.25%, 09/01/23 (a)	150,000	159,694
3.88%, 04/01/24 (a)	100,000	106,043
3.70%, 08/15/24 (a)	200,000	212,727
4.75%, 05/15/25 (a)	600,000	657,927
Vodafone Group PLC
2.50%, 09/26/22	100,000	103,323
2.95%, 02/19/23	100,000	105,296
3.75%, 01/16/24	800,000	870,080
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	204,826
WPP Finance 2010
3.63%, 09/07/22	100,000	103,786
3.75%, 09/19/24	100,000	106,695
		18,093,834
Consumer Cyclical 2.0%
Advance Auto Parts, Inc.
4.50%, 12/01/23 (a)	100,000	107,342
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	300,000	307,851
2.80%, 06/06/23 (a)	200,000	208,978
3.60%, 11/28/24 (a)	200,000	217,841
Amazon.com, Inc.
3.30%, 12/05/21 (a)	150,000	156,406
2.50%, 11/29/22 (a)	100,000	104,955
2.40%, 02/22/23 (a)	250,000	263,855
2.80%, 08/22/24 (a)	300,000	326,886
3.80%, 12/05/24 (a)	200,000	227,513
American Honda Finance Corp.
1.65%, 07/12/21	100,000	100,804
1.70%, 09/09/21	100,000	100,787
3.38%, 12/10/21	100,000	103,320
1.95%, 05/20/22	250,000	253,832
2.60%, 11/16/22	350,000	361,396
2.05%, 01/10/23	250,000	254,849
1.95%, 05/10/23	150,000	152,570
3.63%, 10/10/23	100,000	107,541
3.55%, 01/12/24	150,000	160,633
2.40%, 06/27/24	200,000	205,901
2.15%, 09/10/24	100,000	102,246
Aptiv Corp.
4.15%, 03/15/24 (a)	100,000	105,641
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	100,852
AutoZone, Inc.
3.13%, 07/15/23 (a)	250,000	262,669
3.63%, 04/15/25 (a)	100,000	109,736
Block Financial LLC
5.50%, 11/01/22 (a)	100,000	106,543
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	100,000	103,882
4.10%, 04/13/25 (a)	200,000	218,421
BorgWarner, Inc.
3.38%, 03/15/25 (a)	50,000	53,026
Choice Hotels International, Inc.
5.75%, 07/01/22	100,000	102,178
Costco Wholesale Corp.
2.30%, 05/18/22 (a)	100,000	103,694
2.75%, 05/18/24 (a)	100,000	108,306
Security Rate, Maturity Date	Face Amount ($)	Value ($)
D.R. Horton, Inc.
4.38%, 09/15/22 (a)	100,000	105,669
4.75%, 02/15/23 (a)	50,000	53,639
2.50%, 10/15/24 (a)	100,000	103,604
2.60%, 10/15/25 (a)	50,000	51,363
Dollar General Corp.
3.25%, 04/15/23 (a)	100,000	106,442
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	100,000	106,674
eBay, Inc.
2.88%, 08/01/21 (a)	100,000	102,205
3.80%, 03/09/22 (a)	400,000	419,590
2.75%, 01/30/23 (a)	150,000	156,578
3.45%, 08/01/24 (a)	150,000	162,404
1.90%, 03/11/25 (a)	100,000	101,315
Expedia Group, Inc.
4.50%, 08/15/24 (a)	50,000	51,719
General Motors Co.
4.88%, 10/02/23	200,000	207,305
5.40%, 10/02/23	200,000	211,041
General Motors Financial Co., Inc.
3.20%, 07/06/21 (a)	200,000	200,119
4.38%, 09/25/21	100,000	101,300
4.20%, 11/06/21	250,000	253,687
3.45%, 01/14/22 (a)	250,000	250,031
3.45%, 04/10/22 (a)	150,000	150,359
3.15%, 06/30/22 (a)	200,000	198,852
3.55%, 07/08/22	600,000	601,389
3.25%, 01/05/23 (a)	250,000	248,766
5.20%, 03/20/23	200,000	208,765
3.70%, 05/09/23 (a)	100,000	99,997
4.25%, 05/15/23	200,000	203,085
4.15%, 06/19/23 (a)	100,000	101,560
5.10%, 01/17/24 (a)	150,000	156,029
3.95%, 04/13/24 (a)	250,000	250,690
3.50%, 11/07/24 (a)	100,000	98,535
4.00%, 01/15/25 (a)	200,000	201,473
2.90%, 02/26/25 (a)	150,000	144,746
4.35%, 04/09/25 (a)	250,000	254,501
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	100,000	100,598
3.35%, 09/01/24 (a)	100,000	93,396
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	100,000	97,480
IHS Markit Ltd.
3.63%, 05/01/24 (a)	100,000	104,738
Kohl’s Corp.
3.25%, 02/01/23 (a)	50,000	46,222
9.50%, 05/15/25 (a)	100,000	106,954
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	200,000	194,051
Lowe’s Cos., Inc.
3.12%, 04/15/22 (a)	150,000	156,181
3.88%, 09/15/23 (a)	100,000	109,746
4.00%, 04/15/25 (a)	175,000	197,935
Magna International, Inc.
3.63%, 06/15/24 (a)	100,000	107,352
Marriott International, Inc.
2.30%, 01/15/22 (a)	200,000	196,708
3.25%, 09/15/22 (a)	100,000	99,868
3.60%, 04/15/24 (a)	100,000	98,749
5.75%, 05/01/25 (a)	350,000	379,792

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mastercard, Inc.
2.00%, 11/21/21 (a)	100,000	102,425
3.38%, 04/01/24	100,000	110,516
2.00%, 03/03/25 (a)	100,000	105,886
McDonald’s Corp.
2.63%, 01/15/22	150,000	155,142
3.35%, 04/01/23 (a)	150,000	161,320
3.25%, 06/10/24	100,000	109,484
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	105,516
2.40%, 03/27/25 (a)	150,000	161,021
Nordstrom, Inc.
4.00%, 10/15/21 (a)	150,000	146,878
NVR, Inc.
3.95%, 09/15/22 (a)	100,000	106,793
O'Reilly Automotive, Inc.
4.63%, 09/15/21 (a)	400,000	414,494
PACCAR Financial Corp.
2.65%, 05/10/22	100,000	103,394
2.30%, 08/10/22	100,000	102,851
1.90%, 02/07/23	150,000	153,006
2.65%, 04/06/23	100,000	104,926
2.15%, 08/15/24	100,000	104,190
Ross Stores, Inc.
4.60%, 04/15/25 (a)	100,000	111,914
Sands China Ltd.
4.60%, 08/08/23 (a)	200,000	208,337
Starbucks Corp.
1.30%, 05/07/22	150,000	152,013
2.70%, 06/15/22 (a)	100,000	103,804
3.10%, 03/01/23 (a)	100,000	106,412
3.85%, 10/01/23 (a)	100,000	109,037
Tapestry, Inc.
4.25%, 04/01/25 (a)	100,000	88,591
Target Corp.
2.90%, 01/15/22	100,000	104,318
3.50%, 07/01/24	200,000	222,836
2.25%, 04/15/25 (a)	200,000	213,896
The Home Depot, Inc.
3.25%, 03/01/22	100,000	105,175
2.63%, 06/01/22 (a)	250,000	260,872
2.70%, 04/01/23 (a)	225,000	238,094
3.75%, 02/15/24 (a)	100,000	110,598
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	100,000	104,354
3.50%, 04/15/25 (a)	200,000	223,155
The Western Union Co.
4.25%, 06/09/23 (a)	150,000	162,796
Toyota Motor Corp.
2.36%, 07/02/24	100,000	104,844
Toyota Motor Credit Corp.
3.40%, 09/15/21	150,000	155,074
2.60%, 01/11/22	250,000	256,601
3.30%, 01/12/22	500,000	519,202
2.15%, 09/08/22	150,000	154,063
2.63%, 01/10/23	300,000	312,249
2.90%, 03/30/23	100,000	105,227
1.35%, 08/25/23	200,000	201,889
3.45%, 09/20/23	350,000	377,282
2.25%, 10/18/23	100,000	103,903
2.90%, 04/17/24	100,000	106,513
1.80%, 02/13/25	300,000	307,264
3.00%, 04/01/25	100,000	108,774
3.40%, 04/14/25	150,000	165,221
Security Rate, Maturity Date	Face Amount ($)	Value ($)
VF Corp.
2.05%, 04/23/22	100,000	102,095
2.40%, 04/23/25 (a)	150,000	156,108
Visa, Inc.
2.15%, 09/15/22 (a)	250,000	260,091
2.80%, 12/14/22 (a)	250,000	264,311
Walgreen Co.
3.10%, 09/15/22	350,000	365,720
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21 (a)	100,000	102,956
3.80%, 11/18/24 (a)	300,000	323,520
Walmart, Inc.
3.13%, 06/23/21	300,000	308,674
2.35%, 12/15/22 (a)	250,000	262,460
2.55%, 04/11/23 (a)	300,000	316,603
3.40%, 06/26/23 (a)	500,000	542,635
3.30%, 04/22/24 (a)	100,000	109,502
2.85%, 07/08/24 (a)	200,000	217,425
2.65%, 12/15/24 (a)	150,000	162,365
		24,300,271
Consumer Non-Cyclical 3.7%
Abbott Laboratories
3.40%, 11/30/23 (a)	250,000	273,905
2.95%, 03/15/25 (a)	95,000	104,912
AbbVie, Inc.
3.38%, 11/14/21	150,000	155,611
2.15%, 11/19/21 (g)	300,000	305,494
3.45%, 03/15/22 (a)(g)	100,000	104,060
3.25%, 10/01/22 (a)(g)	400,000	418,580
2.90%, 11/06/22	250,000	261,907
3.20%, 11/06/22 (a)	180,000	189,166
2.30%, 11/21/22 (g)	700,000	721,934
2.85%, 05/14/23 (a)	150,000	157,671
3.75%, 11/14/23 (a)	150,000	163,264
3.85%, 06/15/24 (a)(g)	100,000	109,421
2.60%, 11/21/24 (a)(g)	600,000	631,671
3.80%, 03/15/25 (a)(g)	550,000	607,205
Altria Group, Inc.
3.49%, 02/14/22	150,000	156,304
2.85%, 08/09/22	350,000	363,109
2.95%, 05/02/23	50,000	52,501
3.80%, 02/14/24 (a)	250,000	271,454
2.35%, 05/06/25 (a)	100,000	103,890
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	100,000	107,119
3.25%, 03/01/25 (a)	97,000	104,235
Amgen, Inc.
3.88%, 11/15/21 (a)	124,286	129,087
2.65%, 05/11/22 (a)	500,000	518,645
3.63%, 05/15/22 (a)	100,000	105,063
2.25%, 08/19/23 (a)	100,000	104,412
3.63%, 05/22/24 (a)	150,000	164,410
1.90%, 02/21/25 (a)	100,000	103,897
Anheuser-Busch InBev Finance, Inc.
2.63%, 01/17/23	100,000	104,569
3.30%, 02/01/23 (a)	520,000	550,857
3.70%, 02/01/24	100,000	109,185
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 07/15/22	40,000	41,415
3.50%, 01/12/24 (a)	200,000	216,821
4.15%, 01/23/25 (a)	300,000	337,474
Archer-Daniels-Midland Co.
3.38%, 03/15/22 (a)	100,000	104,698
2.75%, 03/27/25 (a)	100,000	107,868

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
AstraZeneca PLC
2.38%, 06/12/22 (a)	200,000	206,385
3.50%, 08/17/23 (a)	100,000	108,317
BAT Capital Corp.
2.76%, 08/15/22 (a)	250,000	257,724
3.22%, 08/15/24 (a)	300,000	316,126
2.79%, 09/06/24 (a)	150,000	156,676
Beam Suntory, Inc.
3.25%, 05/15/22 (a)	100,000	103,521
Becton Dickinson & Co.
3.13%, 11/08/21	300,000	309,220
2.89%, 06/06/22 (a)	100,000	103,893
3.36%, 06/06/24 (a)	250,000	269,367
3.73%, 12/15/24 (a)	200,000	220,509
Biogen, Inc.
3.63%, 09/15/22	150,000	160,275
Boston Scientific Corp.
3.45%, 03/01/24 (a)	200,000	215,036
1.90%, 06/01/25 (a)	200,000	203,515
Bristol-Myers Squibb Co.
2.25%, 08/15/21 (g)	100,000	102,137
2.60%, 05/16/22 (g)	200,000	208,276
2.00%, 08/01/22	150,000	154,462
3.25%, 08/15/22 (g)	100,000	105,717
3.55%, 08/15/22 (g)	150,000	159,478
2.75%, 02/15/23 (a)(g)	100,000	105,286
3.25%, 02/20/23 (a)(g)	100,000	106,702
4.00%, 08/15/23 (g)	100,000	110,330
3.63%, 05/15/24 (a)(g)	150,000	165,076
2.90%, 07/26/24 (a)(g)	500,000	540,630
Bunge Ltd Finance Corp.
3.00%, 09/25/22 (a)	100,000	102,066
4.35%, 03/15/24 (a)	100,000	107,822
Campbell Soup Co.
3.65%, 03/15/23 (a)	150,000	160,096
3.95%, 03/15/25 (a)	150,000	166,686
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	200,000	205,445
3.20%, 03/15/23	200,000	209,722
3.08%, 06/15/24 (a)	150,000	158,536
Church & Dwight Co., Inc.
2.45%, 08/01/22 (a)	150,000	154,740
Cigna Corp.
3.40%, 09/17/21	250,000	258,656
3.05%, 11/30/22 (a)(g)	100,000	104,511
3.00%, 07/15/23 (a)(g)	150,000	157,516
3.75%, 07/15/23 (a)	400,000	430,914
3.50%, 06/15/24 (a)(g)	97,000	104,675
3.25%, 04/15/25 (a)(g)	100,000	108,147
Colgate-Palmolive Co.
2.30%, 05/03/22	100,000	103,794
2.25%, 11/15/22	100,000	104,700
2.10%, 05/01/23	100,000	104,761
3.25%, 03/15/24	100,000	109,389
CommonSpirit Health
2.95%, 11/01/22	100,000	103,455
2.76%, 10/01/24 (a)	150,000	152,541
Conagra Brands, Inc.
3.80%, 10/22/21	150,000	155,963
3.20%, 01/25/23 (a)	150,000	157,259
4.30%, 05/01/24 (a)	200,000	220,971
Constellation Brands, Inc.
2.70%, 05/09/22 (a)	150,000	154,960
2.65%, 11/07/22 (a)	100,000	103,895
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.20%, 02/15/23 (a)	150,000	158,930
4.25%, 05/01/23	100,000	109,447
CVS Health Corp.
2.13%, 06/01/21 (a)	300,000	303,652
3.50%, 07/20/22 (a)	200,000	211,052
2.75%, 12/01/22 (a)	450,000	469,098
3.70%, 03/09/23 (a)	850,000	910,405
4.00%, 12/05/23 (a)	150,000	163,996
3.38%, 08/12/24 (a)	100,000	107,705
2.63%, 08/15/24 (a)	100,000	105,717
4.10%, 03/25/25 (a)	900,000	1,007,140
DH Europe Finance II Sarl
2.05%, 11/15/22	200,000	205,442
2.20%, 11/15/24 (a)	100,000	104,511
Diageo Capital PLC
2.63%, 04/29/23 (a)	150,000	157,785
2.13%, 10/24/24 (a)	200,000	209,577
Diageo Investment Corp.
2.88%, 05/11/22	100,000	104,382
8.00%, 09/15/22	50,000	58,211
Eli Lilly & Co.
2.35%, 05/15/22	100,000	104,033
General Mills, Inc.
2.60%, 10/12/22 (a)	200,000	208,242
3.70%, 10/17/23 (a)	250,000	272,541
4.00%, 04/17/25 (a)	100,000	112,960
Gilead Sciences, Inc.
4.40%, 12/01/21 (a)	300,000	314,385
1.95%, 03/01/22 (a)	250,000	256,834
3.25%, 09/01/22 (a)	200,000	211,010
3.70%, 04/01/24 (a)	250,000	276,976
3.50%, 02/01/25 (a)	200,000	223,156
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	400,000	418,586
2.88%, 06/01/22 (a)	200,000	208,930
3.00%, 06/01/24 (a)	200,000	217,037
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	200,000	211,867
3.38%, 05/15/23	200,000	215,604
Hasbro, Inc.
2.60%, 11/19/22	300,000	308,914
3.00%, 11/19/24 (a)	100,000	103,200
HCA, Inc.
4.75%, 05/01/23	200,000	216,080
5.00%, 03/15/24	200,000	220,352
5.25%, 04/15/25	300,000	340,261
Johnson & Johnson
2.25%, 03/03/22 (a)	200,000	206,589
2.05%, 03/01/23 (a)	250,000	260,664
2.63%, 01/15/25 (a)	100,000	109,305
Kellogg Co.
3.13%, 05/17/22	150,000	156,474
2.65%, 12/01/23	150,000	158,712
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	300,000	327,517
3.13%, 12/15/23 (a)	100,000	107,206
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (a)	200,000	211,315
4.00%, 11/01/23 (a)	55,000	59,294
2.30%, 12/01/24 (a)	100,000	104,004
3.60%, 02/01/25 (a)	150,000	164,812
McCormick & Co., Inc.
2.70%, 08/15/22 (a)	100,000	104,426
3.15%, 08/15/24 (a)	100,000	107,811

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
McKesson Corp.
2.85%, 03/15/23 (a)	150,000	156,823
3.80%, 03/15/24 (a)	150,000	163,624
Medtronic, Inc.
3.15%, 03/15/22	300,000	314,470
3.63%, 03/15/24 (a)	100,000	109,556
3.50%, 03/15/25	500,000	566,397
Merck & Co., Inc.
2.35%, 02/10/22	150,000	154,960
2.40%, 09/15/22 (a)	100,000	104,094
2.80%, 05/18/23	250,000	266,972
2.90%, 03/07/24 (a)	100,000	108,288
2.75%, 02/10/25 (a)	400,000	437,620
Molson Coors Beverage Co.
2.10%, 07/15/21 (a)	250,000	252,702
Mondelez International, Inc.
3.63%, 05/07/23 (a)	150,000	161,473
4.00%, 02/01/24 (a)	150,000	165,184
1.50%, 05/04/25 (a)	100,000	101,766
Mylan N.V.
3.15%, 06/15/21 (a)	200,000	203,712
Mylan, Inc.
4.20%, 11/29/23 (a)	150,000	161,077
Novartis Capital Corp.
2.40%, 09/21/22	350,000	365,613
3.40%, 05/06/24	350,000	386,526
1.75%, 02/14/25 (a)	300,000	313,800
PepsiCo, Inc.
3.00%, 08/25/21	150,000	154,670
1.70%, 10/06/21 (a)	161,000	163,760
2.75%, 03/05/22	200,000	208,526
3.10%, 07/17/22 (a)	200,000	210,636
2.75%, 03/01/23	150,000	158,983
0.75%, 05/01/23	150,000	151,519
3.60%, 03/01/24 (a)	150,000	165,754
2.25%, 03/19/25 (a)	200,000	213,895
2.75%, 04/30/25 (a)	150,000	163,672
Perrigo Finance Unlimited Co.
3.50%, 12/15/21 (a)	200,000	203,426
3.90%, 12/15/24 (a)	200,000	209,301
Pfizer, Inc.
1.95%, 06/03/21	150,000	152,507
3.00%, 09/15/21	100,000	103,562
2.20%, 12/15/21	300,000	309,336
3.00%, 06/15/23	250,000	268,941
3.20%, 09/15/23 (a)	100,000	108,619
2.95%, 03/15/24 (a)	150,000	163,282
3.40%, 05/15/24	150,000	166,913
0.80%, 05/28/25 (a)	250,000	249,942
Philip Morris International, Inc.
2.90%, 11/15/21	150,000	154,935
2.63%, 02/18/22 (a)	100,000	103,192
2.38%, 08/17/22 (a)	150,000	155,665
2.50%, 08/22/22	100,000	104,070
2.50%, 11/02/22 (a)	150,000	156,424
2.13%, 05/10/23 (a)	300,000	310,626
2.88%, 05/01/24 (a)	200,000	214,020
1.50%, 05/01/25 (a)	100,000	102,065
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	164,455
Reynolds American, Inc.
4.00%, 06/12/22	250,000	263,377
4.85%, 09/15/23	100,000	110,506
Sanofi
3.38%, 06/19/23 (a)	150,000	162,685
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	600,000	611,931
2.88%, 09/23/23 (a)	450,000	475,841
Stryker Corp.
3.38%, 05/15/24 (a)	100,000	109,697
Sysco Corp.
2.60%, 06/12/22	100,000	103,127
3.55%, 03/15/25 (a)	100,000	105,334
5.65%, 04/01/25 (a)	150,000	171,426
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21 (a)	200,000	208,611
4.40%, 11/26/23 (a)	200,000	222,177
The Clorox Co.
3.05%, 09/15/22 (a)	200,000	210,159
The Coca-Cola Co.
1.55%, 09/01/21	150,000	152,329
3.30%, 09/01/21	250,000	259,477
2.20%, 05/25/22	100,000	103,583
2.50%, 04/01/23	100,000	105,810
3.20%, 11/01/23	150,000	163,828
1.75%, 09/06/24	150,000	156,868
2.95%, 03/25/25	150,000	165,716
The Hershey Co.
3.38%, 05/15/23 (a)	150,000	162,460
0.90%, 06/01/25 (a)	100,000	100,399
The JM Smucker Co.
3.50%, 10/15/21	100,000	104,058
3.00%, 03/15/22	150,000	155,092
3.50%, 03/15/25	100,000	110,250
The Kroger Co.
2.80%, 08/01/22 (a)	250,000	261,219
4.00%, 02/01/24 (a)	100,000	110,153
The Procter & Gamble Co.
1.70%, 11/03/21	200,000	204,178
2.30%, 02/06/22	200,000	207,362
2.15%, 08/11/22	150,000	156,153
2.45%, 03/25/25	200,000	217,147
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23 (a)	100,000	106,532
4.15%, 02/01/24 (a)	150,000	167,050
4.13%, 03/25/25 (a)	200,000	227,735
Tyson Foods, Inc.
2.25%, 08/23/21 (a)	300,000	305,095
4.50%, 06/15/22 (a)	100,000	106,710
3.90%, 09/28/23 (a)	100,000	109,057
3.95%, 08/15/24 (a)	100,000	110,598
Unilever Capital Corp.
1.38%, 07/28/21	250,000	252,519
3.25%, 03/07/24 (a)	150,000	163,541
2.60%, 05/05/24 (a)	100,000	107,488
Whirlpool Corp.
4.85%, 06/15/21	100,000	103,471
4.00%, 03/01/24	100,000	106,779
Wyeth LLC
6.45%, 02/01/24	100,000	120,492
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	100,000	103,332
3.70%, 03/19/23 (a)	100,000	105,679
3.55%, 04/01/25 (a)	300,000	323,272
Zoetis, Inc.
3.25%, 08/20/21	100,000	102,498
3.25%, 02/01/23 (a)	100,000	105,220
		45,123,213

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Energy 2.0%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	200,000	207,545
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	100,000	100,466
BP Capital Markets America, Inc.
2.11%, 09/16/21 (a)	150,000	152,593
3.25%, 05/06/22	200,000	209,970
2.52%, 09/19/22 (a)	100,000	103,509
2.94%, 04/06/23	200,000	211,792
2.75%, 05/10/23	250,000	262,737
3.22%, 11/28/23 (a)	100,000	107,138
3.79%, 02/06/24 (a)	200,000	219,162
3.22%, 04/14/24 (a)	100,000	107,540
3.19%, 04/06/25 (a)	100,000	108,513
BP Capital Markets PLC
3.06%, 03/17/22	300,000	311,845
3.25%, 05/06/22	100,000	104,676
3.81%, 02/10/24	250,000	273,281
3.54%, 11/04/24	100,000	110,178
3.51%, 03/17/25	150,000	165,486
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	250,000	255,519
3.80%, 04/15/24 (a)	100,000	105,305
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	100,000	111,721
5.88%, 03/31/25 (a)	100,000	109,755
Chevron Corp.
2.50%, 03/03/22 (a)	250,000	258,877
2.36%, 12/05/22 (a)	300,000	313,252
2.57%, 05/16/23 (a)	150,000	158,380
3.19%, 06/24/23 (a)	250,000	268,719
2.90%, 03/03/24 (a)	150,000	161,828
1.55%, 05/11/25 (a)	700,000	719,939
Cimarex Energy Co.
4.38%, 06/01/24 (a)	200,000	202,621
Concho Resources, Inc.
4.38%, 01/15/25 (a)	100,000	102,934
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	108,901
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	150,000	146,035
4.75%, 05/31/25 (a)	150,000	157,248
Dominion Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	100,000	104,819
3.60%, 12/15/24 (a)	100,000	109,334
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	93,091
Enbridge, Inc.
2.90%, 07/15/22 (a)	250,000	257,532
3.50%, 06/10/24 (a)	100,000	106,357
Energy Transfer Operating LP
4.65%, 06/01/21 (a)	200,000	203,743
5.20%, 02/01/22 (a)	250,000	259,965
3.60%, 02/01/23 (a)	200,000	203,596
4.20%, 09/15/23 (a)	150,000	156,229
5.88%, 01/15/24 (a)	150,000	163,864
4.90%, 02/01/24 (a)	100,000	106,042
4.50%, 04/15/24 (a)	200,000	211,379
4.05%, 03/15/25 (a)	100,000	104,023
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (a)	100,000	105,131
4.50%, 11/01/23 (a)	100,000	104,946
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Enterprise Products Operating LLC
3.50%, 02/01/22	350,000	365,337
3.35%, 03/15/23 (a)	400,000	425,198
3.90%, 02/15/24 (a)	100,000	109,068
3.75%, 02/15/25 (a)	150,000	165,335
4.88%, 08/16/77 (a)(b)	60,000	52,601
EOG Resources, Inc.
2.63%, 03/15/23 (a)	150,000	156,874
3.15%, 04/01/25 (a)	100,000	109,131
Exxon Mobil Corp.
2.40%, 03/06/22 (a)	200,000	207,309
1.90%, 08/16/22	100,000	103,099
2.73%, 03/01/23 (a)	200,000	210,840
1.57%, 04/15/23	400,000	410,830
3.18%, 03/15/24 (a)	100,000	109,442
2.02%, 08/16/24 (a)	150,000	156,883
2.71%, 03/06/25 (a)	200,000	216,345
2.99%, 03/19/25 (a)	450,000	492,473
Halliburton Co.
3.25%, 11/15/21 (a)	100,000	101,476
3.50%, 08/01/23 (a)	150,000	154,466
Husky Energy, Inc.
3.95%, 04/15/22 (a)	100,000	101,590
4.00%, 04/15/24 (a)	100,000	99,997
Kinder Morgan Energy Partners LP
5.00%, 10/01/21 (a)	100,000	104,047
3.50%, 09/01/23 (a)	100,000	105,772
4.15%, 02/01/24 (a)	100,000	108,084
4.30%, 05/01/24 (a)	100,000	108,681
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	400,000	418,104
Marathon Oil Corp.
2.80%, 11/01/22 (a)	200,000	193,776
Marathon Petroleum Corp.
5.38%, 10/01/22 (a)	200,000	201,001
4.50%, 05/01/23 (a)	200,000	213,532
4.75%, 12/15/23 (a)	100,000	108,532
3.63%, 09/15/24 (a)	100,000	104,839
MPLX LP
3.50%, 12/01/22 (a)	100,000	101,276
3.38%, 03/15/23 (a)	100,000	102,495
4.50%, 07/15/23 (a)	150,000	158,031
4.88%, 12/01/24 (a)	200,000	213,047
5.25%, 01/15/25 (a)	100,000	104,132
National Fuel Gas Co.
4.90%, 12/01/21 (a)	150,000	154,562
National Oilwell Varco, Inc.
2.60%, 12/01/22 (a)	29,000	28,504
Newfield Exploration Co.
5.75%, 01/30/22	100,000	96,630
5.63%, 07/01/24	150,000	136,767
Noble Energy, Inc.
3.90%, 11/15/24 (a)	100,000	98,878
ONEOK Partners LP
3.38%, 10/01/22 (a)	100,000	101,761
4.90%, 03/15/25 (a)	100,000	106,053
ONEOK, Inc.
7.50%, 09/01/23 (a)	150,000	168,169
2.75%, 09/01/24 (a)	100,000	99,213
5.85%, 01/15/26 (a)	75,000	82,847
Phillips 66
4.30%, 04/01/22	250,000	265,180
3.70%, 04/06/23	100,000	106,997
3.85%, 04/09/25 (a)	100,000	110,158

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	100,000	98,821
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (a)	100,000	100,232
2.85%, 01/31/23 (a)	100,000	97,790
3.85%, 10/15/23 (a)	100,000	100,728
3.60%, 11/01/24 (a)	100,000	100,260
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	250,000	266,190
5.63%, 04/15/23 (a)	200,000	216,637
5.75%, 05/15/24 (a)	300,000	332,059
5.63%, 03/01/25 (a)	500,000	557,320
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	250,000	264,501
Shell International Finance BV
1.75%, 09/12/21	200,000	203,032
2.38%, 08/21/22	150,000	156,269
2.25%, 01/06/23	150,000	156,338
3.40%, 08/12/23	141,000	152,758
3.50%, 11/13/23 (a)	150,000	163,929
2.00%, 11/07/24 (a)	200,000	208,769
2.38%, 04/06/25 (a)	200,000	213,045
3.25%, 05/11/25	500,000	553,290
Southern Natural Gas Co., LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (a)	50,000	50,936
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	200,000	221,318
3.50%, 03/15/25 (a)	150,000	161,122
Suncor Energy, Inc.
2.80%, 05/15/23	200,000	205,050
3.60%, 12/01/24 (a)	150,000	158,393
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	150,000	152,505
4.25%, 04/01/24 (a)	100,000	103,895
TC PipeLines LP
4.65%, 06/15/21 (a)	50,000	51,137
The Williams Cos., Inc.
7.88%, 09/01/21	100,000	107,772
3.60%, 03/15/22 (a)	150,000	154,462
3.35%, 08/15/22 (a)	100,000	103,282
3.70%, 01/15/23 (a)	200,000	210,479
4.50%, 11/15/23 (a)	150,000	162,138
4.30%, 03/04/24 (a)	200,000	215,240
4.55%, 06/24/24 (a)	200,000	217,536
Total Capital Canada Ltd.
2.75%, 07/15/23	200,000	211,767
Total Capital International S.A.
2.75%, 06/19/21	250,000	255,377
2.22%, 07/12/21 (a)	150,000	152,293
2.70%, 01/25/23	100,000	105,005
3.70%, 01/15/24	150,000	164,969
3.75%, 04/10/24	150,000	166,048
2.43%, 01/10/25 (a)	150,000	159,007
Total Capital S.A.
4.25%, 12/15/21	100,000	105,317
TransCanada PipeLines Ltd.
2.50%, 08/01/22	300,000	309,375
Valero Energy Corp.
2.70%, 04/15/23	100,000	103,463
3.65%, 03/15/25	100,000	108,408
2.85%, 04/15/25 (a)	100,000	105,133
		24,040,273
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Industrial Other 0.0%
Cintas Corp. No 2
2.90%, 04/01/22 (a)	150,000	155,635
Fluor Corp.
3.50%, 12/15/24 (a)	75,000	68,187
		223,822
Technology 2.5%
Adobe, Inc.
1.70%, 02/01/23	100,000	103,428
1.90%, 02/01/25 (a)	100,000	106,080
3.25%, 02/01/25 (a)	100,000	111,318
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	75,000	81,032
Alphabet, Inc.
3.38%, 02/25/24	150,000	167,036
Altera Corp.
4.10%, 11/15/23	150,000	167,794
Analog Devices, Inc.
3.13%, 12/05/23 (a)	200,000	214,524
2.95%, 04/01/25 (a)	100,000	106,163
Apple, Inc.
1.55%, 08/04/21 (a)	225,000	228,152
2.15%, 02/09/22	200,000	206,271
2.50%, 02/09/22 (a)	250,000	258,750
2.30%, 05/11/22 (a)	150,000	155,530
2.70%, 05/13/22	100,000	104,606
1.70%, 09/11/22	251,000	258,876
2.10%, 09/12/22 (a)	100,000	103,850
2.40%, 01/13/23 (a)	100,000	105,049
2.85%, 02/23/23 (a)	100,000	106,198
2.40%, 05/03/23	800,000	846,952
0.75%, 05/11/23	100,000	100,950
3.00%, 02/09/24 (a)	300,000	325,300
3.45%, 05/06/24	425,000	471,667
2.85%, 05/11/24 (a)	200,000	216,662
1.80%, 09/11/24 (a)	100,000	105,186
2.75%, 01/13/25 (a)	200,000	218,118
2.50%, 02/09/25	250,000	271,035
1.13%, 05/11/25 (a)	150,000	152,635
3.20%, 05/13/25	1,000,000	1,122,240
Applied Materials, Inc.
4.30%, 06/15/21	150,000	155,969
Arrow Electronics, Inc.
3.50%, 04/01/22 (a)	100,000	102,839
4.50%, 03/01/23 (a)	100,000	105,862
Autodesk, Inc.
3.60%, 12/15/22 (a)	100,000	105,097
Avnet, Inc.
4.88%, 12/01/22	100,000	106,195
Baidu, Inc.
2.88%, 07/06/22	200,000	204,468
3.50%, 11/28/22	100,000	103,985
4.38%, 05/14/24 (a)	450,000	489,096
3.08%, 04/07/25 (a)	250,000	260,794
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (a)	250,000	255,536
3.63%, 01/15/24 (a)	350,000	369,008
3.13%, 01/15/25 (a)	200,000	207,003
Broadcom, Inc.
3.13%, 10/15/22 (g)	200,000	206,830
3.63%, 10/15/24 (a)(g)	350,000	371,728
4.70%, 04/15/25 (a)(g)	350,000	384,333
3.15%, 11/15/25 (a)(g)	150,000	155,781

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	100,000	110,089
Cisco Systems, Inc.
1.85%, 09/20/21 (a)	361,000	367,944
3.00%, 06/15/22	100,000	105,356
2.60%, 02/28/23	150,000	158,768
3.63%, 03/04/24	150,000	168,005
Corning, Inc.
2.90%, 05/15/22 (a)	100,000	103,386
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (a)(g)	600,000	611,910
5.45%, 06/15/23 (a)(g)	700,000	748,723
4.00%, 07/15/24 (a)(g)	100,000	103,950
DXC Technology Co.
4.25%, 04/15/24 (a)	100,000	104,241
4.13%, 04/15/25 (a)	100,000	104,468
Equifax, Inc.
3.30%, 12/15/22 (a)	400,000	419,120
2.60%, 12/01/24 (a)	100,000	104,712
Equinix, Inc.
2.63%, 11/18/24 (a)	350,000	369,868
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (a)	100,000	106,636
Fiserv, Inc.
3.50%, 10/01/22 (a)	150,000	158,373
3.80%, 10/01/23 (a)	200,000	217,970
2.75%, 07/01/24 (a)	250,000	265,657
Flex Ltd.
5.00%, 02/15/23	100,000	105,517
Genpact Luxembourg Sarl
3.70%, 04/01/22 (a)(d)(e)	100,000	102,327
Global Payments, Inc.
3.75%, 06/01/23 (a)	150,000	159,437
4.00%, 06/01/23 (a)	100,000	107,775
2.65%, 02/15/25 (a)	100,000	104,659
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (a)	150,000	154,596
4.40%, 10/15/22 (a)	150,000	160,750
4.45%, 10/02/23 (a)	300,000	324,294
4.65%, 10/01/24 (a)	150,000	165,223
HP, Inc.
4.38%, 09/15/21	250,000	260,487
4.65%, 12/09/21	300,000	316,239
4.05%, 09/15/22	100,000	106,518
IBM Credit LLC
3.60%, 11/30/21	150,000	157,066
2.20%, 09/08/22	100,000	103,692
3.00%, 02/06/23	100,000	106,291
Intel Corp.
3.30%, 10/01/21	200,000	207,803
2.35%, 05/11/22 (a)	100,000	104,136
2.70%, 12/15/22	300,000	317,644
2.88%, 05/11/24 (a)	150,000	162,861
3.40%, 03/25/25 (a)	200,000	224,806
International Business Machines Corp.
2.50%, 01/27/22	150,000	155,018
2.85%, 05/13/22	450,000	470,772
1.88%, 08/01/22	150,000	154,190
2.88%, 11/09/22	150,000	158,470
3.38%, 08/01/23	200,000	216,653
3.63%, 02/12/24	200,000	220,511
3.00%, 05/15/24	400,000	433,106
Jabil, Inc.
4.70%, 09/15/22	100,000	105,376
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Juniper Networks, Inc.
4.50%, 03/15/24	100,000	110,527
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	110,929
KLA Corp.
4.65%, 11/01/24 (a)	150,000	169,755
Lam Research Corp.
2.80%, 06/15/21 (a)	100,000	102,228
Marvell Technology Group Ltd.
4.20%, 06/22/23 (a)	100,000	105,841
Microchip Technology, Inc.
3.92%, 06/01/21	100,000	101,701
4.33%, 06/01/23 (a)	200,000	210,790
Micron Technology, Inc.
2.50%, 04/24/23	200,000	205,650
4.64%, 02/06/24 (a)	150,000	165,200
Microsoft Corp.
1.55%, 08/08/21 (a)	450,000	456,284
2.40%, 02/06/22 (a)	250,000	258,757
2.38%, 02/12/22 (a)	250,000	258,812
2.65%, 11/03/22 (a)	150,000	158,026
2.38%, 05/01/23 (a)	150,000	158,134
2.00%, 08/08/23 (a)	250,000	262,349
3.63%, 12/15/23 (a)	200,000	221,858
2.88%, 02/06/24 (a)	350,000	379,400
2.70%, 02/12/25 (a)	300,000	328,339
Motorola Solutions, Inc.
3.75%, 05/15/22	85,000	88,920
3.50%, 03/01/23	100,000	104,714
4.00%, 09/01/24	100,000	109,119
NetApp, Inc.
3.38%, 06/15/21 (a)	100,000	102,161
NVIDIA Corp.
2.20%, 09/16/21 (a)	150,000	153,192
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(g)	100,000	111,280
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(g)	100,000	103,336
Oracle Corp.
2.80%, 07/08/21	250,000	256,496
1.90%, 09/15/21 (a)	650,000	661,583
2.50%, 05/15/22 (a)	400,000	414,194
2.50%, 10/15/22	400,000	418,858
2.63%, 02/15/23 (a)	150,000	157,945
3.63%, 07/15/23	150,000	163,892
2.40%, 09/15/23 (a)	400,000	421,934
3.40%, 07/08/24 (a)	250,000	274,614
2.95%, 11/15/24 (a)	200,000	217,623
2.50%, 04/01/25 (a)	600,000	640,392
2.95%, 05/15/25 (a)	200,000	217,844
PayPal Holdings, Inc.
2.20%, 09/26/22	150,000	155,053
2.40%, 10/01/24 (a)	150,000	159,214
1.65%, 06/01/25 (a)	250,000	256,349
QUALCOMM, Inc.
3.00%, 05/20/22	300,000	314,983
2.60%, 01/30/23 (a)	250,000	262,810
2.90%, 05/20/24 (a)	200,000	215,648
salesforce.com, Inc.
3.25%, 04/11/23 (a)	100,000	107,670
Seagate HDD Cayman
4.25%, 03/01/22 (a)	50,000	51,661
4.75%, 06/01/23	100,000	105,621
4.88%, 03/01/24 (a)	235,000	248,952
4.75%, 01/01/25	75,000	79,818

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	250,000	257,092
1.38%, 03/12/25 (a)	75,000	77,200
Trimble, Inc.
4.15%, 06/15/23 (a)	100,000	105,248
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	108,232
Verisk Analytics, Inc.
4.13%, 09/12/22	100,000	107,019
VMware, Inc.
2.95%, 08/21/22 (a)	200,000	206,452
4.50%, 05/15/25 (a)	250,000	270,469
Xilinx, Inc.
2.95%, 06/01/24 (a)	150,000	160,210
		31,327,697
Transportation 0.4%
American Airlines 2013-2 Class A Pass-Through Trust
4.95%, 01/15/23	94,363	74,334
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	400,000	421,542
3.85%, 09/01/23 (a)	100,000	109,479
3.75%, 04/01/24 (a)	100,000	110,668
3.40%, 09/01/24 (a)	100,000	110,510
Canadian National Railway Co.
2.95%, 11/21/24 (a)	100,000	106,846
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	100,000	108,155
2.90%, 02/01/25 (a)	100,000	107,327
Continental Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	32,773	30,117
CSX Corp.
3.70%, 11/01/23 (a)	150,000	164,246
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	200,000	190,131
FedEx Corp.
3.40%, 01/14/22	150,000	156,416
4.00%, 01/15/24	100,000	110,062
3.20%, 02/01/25	100,000	108,795
JB Hunt Transport Services, Inc.
3.30%, 08/15/22 (a)	100,000	103,948
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	250,000	258,745
3.85%, 01/15/24 (a)	100,000	109,309
Ryder System, Inc.
3.40%, 03/01/23 (a)	350,000	361,228
3.75%, 06/09/23 (a)	150,000	157,157
3.88%, 12/01/23 (a)	100,000	104,705
3.35%, 09/01/25 (a)	75,000	76,500
Southwest Airlines Co.
2.75%, 11/16/22 (a)	50,000	50,374
5.25%, 05/04/25 (a)	100,000	101,805
Union Pacific Corp.
3.20%, 06/08/21	100,000	102,776
2.95%, 03/01/22	100,000	104,079
4.16%, 07/15/22 (a)	150,000	159,913
3.50%, 06/08/23 (a)	150,000	161,860
3.65%, 02/15/24 (a)	100,000	109,118
3.15%, 03/01/24 (a)	100,000	108,247
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	100,000	103,464
2.45%, 10/01/22	200,000	208,619
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 04/01/23 (a)	250,000	262,896
2.80%, 11/15/24 (a)	75,000	81,237
		4,634,608
		172,752,294

Utility 1.2%
Electric 1.1%
Alabama Power Co.
3.55%, 12/01/23	150,000	163,900
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	106,316
Ameren Illinois Co.
2.70%, 09/01/22 (a)	100,000	103,801
American Electric Power Co., Inc.
3.65%, 12/01/21	100,000	104,123
Avangrid, Inc.
3.15%, 12/01/24 (a)	100,000	107,765
3.20%, 04/15/25 (a)	100,000	107,091
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	250,000	263,270
3.75%, 11/15/23 (a)	100,000	109,734
3.50%, 02/01/25 (a)	100,000	110,185
4.05%, 04/15/25 (a)(g)	200,000	226,042
CenterPoint Energy, Inc.
3.60%, 11/01/21	100,000	103,723
2.50%, 09/01/22 (a)	150,000	154,677
2.50%, 09/01/24 (a)	100,000	104,372
CMS Energy Corp.
5.05%, 03/15/22 (a)	100,000	105,936
Commonwealth Edison Co.
3.40%, 09/01/21 (a)	100,000	102,781
Consumers Energy Co.
3.38%, 08/15/23 (a)	100,000	108,100
Dominion Energy, Inc.
2.00%, 08/15/21 (a)	150,000	152,094
2.72%, 08/15/21	100,000	101,593
3.07%, 08/15/24	100,000	106,308
3.30%, 03/15/25 (a)	100,000	108,129
5.75%, 10/01/54 (a)(b)	22,000	22,411
DTE Electric Co.
3.65%, 03/15/24 (a)	100,000	109,130
DTE Energy Co.
2.60%, 06/15/22	100,000	103,160
3.30%, 06/15/22 (a)	100,000	104,564
3.70%, 08/01/23 (a)	100,000	107,431
3.50%, 06/01/24 (a)	100,000	106,873
2.53%, 10/01/24	100,000	103,861
Duke Energy Corp.
1.80%, 09/01/21 (a)	328,000	331,987
3.05%, 08/15/22 (a)	300,000	312,888
3.75%, 04/15/24 (a)	200,000	219,606
Duke Energy Ohio, Inc.
3.80%, 09/01/23 (a)	200,000	218,203
Duke Energy Progress LLC
3.00%, 09/15/21 (a)	200,000	205,114
Edison International
2.40%, 09/15/22 (a)	100,000	100,701
3.13%, 11/15/22 (a)	250,000	257,769
3.55%, 11/15/24 (a)	100,000	104,481
Emera US Finance LP
2.70%, 06/15/21 (a)	100,000	101,298
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	105,497

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	100,000	109,616
Entergy Corp.
4.00%, 07/15/22 (a)	150,000	158,635
Entergy Louisiana LLC
5.40%, 11/01/24	100,000	118,654
Evergy, Inc.
2.45%, 09/15/24 (a)	250,000	261,166
Eversource Energy
2.75%, 03/15/22 (a)	150,000	154,830
2.80%, 05/01/23 (a)	100,000	104,534
2.90%, 10/01/24 (a)	200,000	213,856
Exelon Corp.
3.50%, 06/01/22 (a)	500,000	519,870
Exelon Generation Co., LLC
3.25%, 06/01/25 (a)	200,000	207,184
FirstEnergy Corp.
2.85%, 07/15/22 (a)	100,000	103,530
4.25%, 03/15/23 (a)	100,000	107,907
2.05%, 03/01/25 (a)	100,000	102,181
Florida Power & Light Co.
2.85%, 04/01/25 (a)	250,000	272,645
Georgia Power Co.
2.85%, 05/15/22	100,000	104,313
2.10%, 07/30/23	100,000	103,721
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	50,000	53,297
ITC Holdings Corp.
2.70%, 11/15/22 (a)	100,000	103,961
3.65%, 06/15/24 (a)	100,000	108,732
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	100,000	111,022
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	50,000	51,620
2.30%, 09/15/22 (a)	100,000	103,445
3.40%, 11/15/23 (a)	150,000	162,613
2.95%, 02/07/24 (a)	150,000	160,651
2.85%, 01/27/25 (a)	100,000	108,858
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21 (a)	300,000	308,259
2.40%, 09/01/21	250,000	255,664
2.90%, 04/01/22	100,000	104,201
3.30%, 08/15/22	200,000	211,549
1.95%, 09/01/22	100,000	102,606
3.15%, 04/01/24 (a)	145,000	155,752
2.75%, 05/01/25 (a)	200,000	214,439
Northern States Power Co.
2.60%, 05/15/23 (a)	150,000	157,429
Ohio Power Co.
5.38%, 10/01/21	150,000	159,648
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	100,000	107,668
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	100,000	108,993
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	200,000	211,975
3.95%, 03/15/24 (a)	100,000	107,767
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	100,000	105,334
3.25%, 09/01/23 (a)	150,000	161,663
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	250,000	260,945
2.88%, 06/15/24 (a)	200,000	212,529
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Puget Energy, Inc.
6.00%, 09/01/21	150,000	157,666
San Diego Gas & Electric Co.
3.00%, 08/15/21	100,000	102,032
3.60%, 09/01/23 (a)	150,000	161,056
Sempra Energy
3.55%, 06/15/24 (a)	100,000	107,417
Southern California Edison Co.
3.40%, 06/01/23 (a)	100,000	106,095
3.50%, 10/01/23 (a)	150,000	160,178
Southern Power Co.
2.50%, 12/15/21 (a)	200,000	204,758
Southwestern Public Service Co.
3.30%, 06/15/24 (a)	100,000	107,987
The Southern Co.
2.35%, 07/01/21 (a)	200,000	203,383
2.95%, 07/01/23 (a)	200,000	211,374
5.50%, 03/15/57 (a)(b)	75,000	75,842
Virginia Electric & Power Co.
2.95%, 01/15/22 (a)	100,000	102,899
2.75%, 03/15/23 (a)	150,000	157,406
3.45%, 02/15/24 (a)	200,000	215,809
Virginia Electric and Power Co.
3.10%, 05/15/25 (a)	100,000	108,799
WEC Energy Group, Inc.
3.10%, 03/08/22	250,000	259,976
		14,160,853
Natural Gas 0.1%
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (a)	100,000	105,690
NiSource, Inc.
2.65%, 11/17/22 (a)	100,000	104,076
Sempra Energy
2.90%, 02/01/23 (a)	150,000	156,203
4.05%, 12/01/23 (a)	100,000	108,427
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	54,128
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	100,000	104,289
		632,813
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	165,647
		14,959,313
Total Corporates
(Cost $312,294,242)		321,471,957

Treasuries 62.6% of net assets
Bonds
8.13%, 08/15/21	30,000	32,890
8.00%, 11/15/21	105,000	116,991
7.25%, 08/15/22	400,000	462,500
7.63%, 11/15/22	226,000	267,307
7.13%, 02/15/23	500,000	594,160
6.25%, 08/15/23	700,000	835,871
7.50%, 11/15/24	600,000	791,977
7.63%, 02/15/25	500,000	671,621
Notes
2.63%, 06/15/21	950,000	973,991
1.13%, 06/30/21	5,722,900	5,780,688

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 06/30/21	5,850,000	5,940,492
2.13%, 06/30/21	5,105,000	5,211,487
2.63%, 07/15/21	3,800,000	3,903,684
1.13%, 07/31/21	3,548,400	3,587,072
1.75%, 07/31/21	3,200,000	3,258,375
2.25%, 07/31/21	4,037,600	4,134,518
2.13%, 08/15/21	6,496,800	6,648,815
2.75%, 08/15/21	4,820,000	4,968,648
1.13%, 08/31/21	3,739,500	3,783,541
1.50%, 08/31/21	4,000,000	4,065,625
2.00%, 08/31/21	5,580,000	5,706,204
2.75%, 09/15/21	4,400,000	4,545,750
1.13%, 09/30/21	3,953,400	4,003,512
1.50%, 09/30/21	2,500,000	2,543,897
2.13%, 09/30/21	2,730,000	2,800,756
2.88%, 10/15/21	4,600,000	4,770,703
1.25%, 10/31/21	4,496,400	4,564,900
1.50%, 10/31/21	4,200,000	4,278,996
2.00%, 10/31/21	2,665,500	2,734,532
2.00%, 11/15/21	4,225,200	4,338,257
2.88%, 11/15/21	5,100,000	5,300,414
1.50%, 11/30/21	5,700,000	5,813,555
1.75%, 11/30/21	4,310,900	4,412,863
1.88%, 11/30/21	3,929,300	4,029,988
2.63%, 12/15/21	11,750,000	12,193,149
1.63%, 12/31/21	2,700,000	2,761,910
2.00%, 12/31/21	5,374,600	5,529,540
2.13%, 12/31/21	3,780,300	3,896,884
2.50%, 01/15/22	6,500,000	6,745,146
1.38%, 01/31/22	4,000,000	4,080,234
1.50%, 01/31/22	5,025,300	5,136,406
1.88%, 01/31/22	3,544,300	3,645,022
2.00%, 02/15/22	5,215,300	5,378,380
2.50%, 02/15/22	4,800,000	4,990,406
1.13%, 02/28/22	4,000,000	4,067,109
1.75%, 02/28/22	5,243,800	5,388,414
1.88%, 02/28/22	3,769,800	3,882,010
2.38%, 03/15/22	6,800,000	7,067,617
0.38%, 03/31/22	7,900,000	7,931,322
1.75%, 03/31/22	5,310,000	5,463,596
1.88%, 03/31/22	4,055,000	4,181,481
2.25%, 04/15/22	5,200,000	5,402,211
0.13%, 04/30/22	4,900,000	4,896,555
1.75%, 04/30/22	5,200,000	5,358,133
1.88%, 04/30/22	6,570,000	6,784,038
1.75%, 05/15/22	5,200,000	5,360,875
2.13%, 05/15/22	6,000,000	6,228,750
0.13%, 05/31/22	2,300,000	2,298,611
1.75%, 05/31/22	6,500,000	6,705,029
1.88%, 05/31/22	6,300,000	6,514,717
1.75%, 06/15/22	5,200,000	5,368,391
1.75%, 06/30/22	6,200,000	6,403,680
2.13%, 06/30/22	3,800,000	3,955,117
1.75%, 07/15/22	5,100,000	5,270,730
1.88%, 07/31/22	5,200,000	5,391,547
2.00%, 07/31/22	4,300,000	4,470,656
1.50%, 08/15/22	5,950,000	6,125,014
1.63%, 08/15/22	2,700,000	2,786,906
1.63%, 08/31/22	4,750,000	4,904,932
1.88%, 08/31/22	3,400,000	3,530,156
1.50%, 09/15/22	4,600,000	4,740,336
1.75%, 09/30/22	3,450,000	3,576,680
1.88%, 09/30/22	3,400,000	3,534,672
1.38%, 10/15/22	3,800,000	3,908,211
1.88%, 10/31/22	3,700,000	3,851,902
2.00%, 10/31/22	4,100,000	4,280,656
1.63%, 11/15/22	8,800,000	9,112,813
2.00%, 11/30/22	8,450,000	8,834,211
1.63%, 12/15/22	5,100,000	5,287,465
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 12/31/22	9,800,000	10,291,914
1.50%, 01/15/23	3,500,000	3,620,859
1.75%, 01/31/23	3,405,000	3,547,052
2.38%, 01/31/23	5,125,000	5,424,292
1.38%, 02/15/23	1,800,000	1,858,148
2.00%, 02/15/23	7,900,000	8,286,977
1.50%, 02/28/23	3,850,000	3,989,111
2.63%, 02/28/23	4,850,000	5,174,533
0.50%, 03/15/23	3,900,000	3,934,277
1.50%, 03/31/23	3,200,000	3,319,375
2.50%, 03/31/23	4,935,000	5,257,510
0.25%, 04/15/23	4,200,000	4,207,711
1.63%, 04/30/23	3,800,000	3,958,531
2.75%, 04/30/23	6,900,000	7,412,918
0.13%, 05/15/23	4,200,000	4,192,289
1.75%, 05/15/23	8,170,000	8,545,629
1.63%, 05/31/23	4,950,000	5,162,309
2.75%, 05/31/23	5,200,000	5,596,500
1.38%, 06/30/23	3,800,000	3,937,750
2.63%, 06/30/23	5,300,000	5,694,602
1.25%, 07/31/23	6,100,000	6,302,777
2.75%, 07/31/23	6,400,000	6,914,750
2.50%, 08/15/23	7,300,000	7,836,094
1.38%, 08/31/23	4,500,000	4,670,508
2.75%, 08/31/23	3,300,000	3,571,992
1.38%, 09/30/23	2,800,000	2,908,500
2.88%, 09/30/23	5,200,000	5,660,281
1.63%, 10/31/23	3,300,000	3,458,941
2.88%, 10/31/23	4,850,000	5,289,152
2.75%, 11/15/23	4,650,000	5,056,875
2.13%, 11/30/23	500,000	533,223
2.88%, 11/30/23	9,000,000	9,832,852
2.25%, 12/31/23	3,000,000	3,217,031
2.63%, 12/31/23	11,800,000	12,809,914
2.25%, 01/31/24	3,000,000	3,221,602
2.50%, 01/31/24	12,550,000	13,589,787
2.75%, 02/15/24	6,300,000	6,884,473
2.13%, 02/29/24	1,200,000	1,284,516
2.38%, 02/29/24	4,300,000	4,643,160
2.13%, 03/31/24	8,750,000	9,379,590
2.00%, 04/30/24	3,000,000	3,205,430
2.25%, 04/30/24	7,950,000	8,571,094
2.50%, 05/15/24	2,000,000	2,177,266
2.00%, 05/31/24	12,550,000	13,425,068
1.75%, 06/30/24	8,400,000	8,911,219
2.00%, 06/30/24	900,000	963,738
1.75%, 07/31/24	5,200,000	5,521,141
2.13%, 07/31/24	9,600,000	10,341,375
2.38%, 08/15/24	4,400,000	4,788,438
1.25%, 08/31/24	3,700,000	3,854,504
1.88%, 08/31/24	4,300,000	4,591,762
1.50%, 09/30/24	4,700,000	4,949,137
2.13%, 09/30/24	3,210,000	3,465,546
1.50%, 10/31/24	5,250,000	5,532,393
2.25%, 10/31/24	4,500,000	4,888,652
2.25%, 11/15/24	9,200,000	10,001,047
1.50%, 11/30/24	5,850,000	6,170,607
2.13%, 11/30/24	4,400,000	4,761,625
1.75%, 12/31/24	5,200,000	5,546,734
2.25%, 12/31/24	4,200,000	4,574,063
1.38%, 01/31/25	5,650,000	5,933,604
2.50%, 01/31/25	4,100,000	4,519,289
2.00%, 02/15/25	10,600,000	11,443,031
1.13%, 02/28/25	6,000,000	6,238,359
2.75%, 02/28/25	4,800,000	5,353,688
0.50%, 03/31/25	4,900,000	4,946,512
2.63%, 03/31/25	6,200,000	6,888,539
0.38%, 04/30/25	6,600,000	6,622,172
2.88%, 04/30/25	7,550,000	8,492,570

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 05/15/25	6,300,000	6,857,895
0.25%, 05/31/25	7,000,000	6,983,296
2.88%, 05/31/25	4,000,000	4,505,781
Total Treasuries
(Cost $743,713,471)		768,600,080

Government Related 10.0% of net assets

Agency 5.2%
Foreign 2.2%
Austria 0.1%
Oesterreichische Kontrollbank AG
2.88%, 09/07/21	250,000	257,981
2.63%, 01/31/22	200,000	207,482
1.63%, 09/17/22	200,000	205,763
2.88%, 03/13/23	350,000	373,742
3.13%, 11/07/23	200,000	218,298
1.50%, 02/12/25	200,000	208,416
		1,471,682
British Virgin Islands 0.0%
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	250,000	260,128
Canada 0.2%
CNOOC Finance 2014 ULC
4.25%, 04/30/24	450,000	493,472
Export Development Canada
2.00%, 05/17/22	450,000	464,913
1.75%, 07/18/22	400,000	412,032
2.50%, 01/24/23	150,000	158,497
1.38%, 02/24/23	250,000	256,959
2.75%, 03/15/23	150,000	159,927
2.63%, 02/21/24	250,000	270,505
		2,216,305
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	100,000	101,600
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	250,000	270,723
4.13%, 01/16/25	150,000	152,632
		423,355
Germany 1.1%
FMS Wertmanagement
1.38%, 06/08/21 (h)	200,000	202,211
2.00%, 08/01/22 (h)	200,000	207,254
2.75%, 03/06/23 (h)	500,000	533,010
2.75%, 01/30/24 (h)	250,000	271,350
Kreditanstalt Fuer Wiederaufbau
1.50%, 06/15/21 (h)	700,000	708,760
2.38%, 08/25/21 (h)	239,000	245,185
1.75%, 09/15/21 (h)	150,000	152,864
2.00%, 11/30/21 (h)	200,000	205,077
3.13%, 12/15/21 (h)	1,400,000	1,461,061
2.63%, 01/25/22 (h)	605,000	628,453
2.50%, 02/15/22 (h)	650,000	674,551
2.13%, 03/07/22 (h)	300,000	309,786
2.13%, 06/15/22 (h)	700,000	726,442
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 08/22/22 (h)	1,000,000	1,032,270
2.00%, 09/29/22 (h)	300,000	311,841
2.00%, 10/04/22 (h)	600,000	623,754
2.38%, 12/29/22 (h)	500,000	526,685
2.13%, 01/17/23 (h)	750,000	785,550
1.63%, 02/15/23 (h)	650,000	672,965
2.63%, 02/28/24 (h)	950,000	1,029,600
1.38%, 08/05/24 (h)	350,000	363,641
2.50%, 11/20/24 (h)	600,000	654,177
Landwirtschaftliche Rentenbank
1.75%, 09/24/21 (h)	100,000	101,887
2.25%, 10/01/21 (h)	100,000	102,579
2.00%, 12/06/21 (h)	350,000	358,957
3.13%, 11/14/23 (h)	200,000	218,670
2.00%, 01/13/25 (h)	250,000	267,238
0.50%, 05/27/25 (h)	300,000	299,985
		13,675,803
Japan 0.3%
Japan Bank for International Cooperation
1.50%, 07/21/21	600,000	606,669
2.50%, 06/01/22	200,000	207,822
2.38%, 11/16/22	300,000	313,212
1.75%, 01/23/23	300,000	309,178
3.25%, 07/20/23	250,000	270,466
3.38%, 07/31/23	200,000	217,222
3.38%, 10/31/23	200,000	218,368
2.50%, 05/23/24	450,000	482,002
3.00%, 05/29/24	200,000	218,075
1.75%, 10/17/24	200,000	208,704
2.13%, 02/10/25	200,000	212,409
		3,264,127
Norway 0.1%
Equinor A.S.A.
3.15%, 01/23/22	150,000	155,719
2.45%, 01/17/23	150,000	156,404
2.65%, 01/15/24	193,000	203,540
3.70%, 03/01/24	200,000	219,244
3.25%, 11/10/24	100,000	109,847
2.88%, 04/06/25 (a)	100,000	107,839
		952,593
Republic of Korea 0.2%
Export-Import Bank of Korea
2.50%, 05/10/21	17,000	17,245
4.38%, 09/15/21	250,000	261,155
2.75%, 01/25/22	400,000	411,562
2.38%, 06/25/24	200,000	210,118
2.88%, 01/21/25	200,000	215,748
The Korea Development Bank
4.63%, 11/16/21	200,000	210,603
3.00%, 03/19/22	200,000	207,248
3.00%, 09/14/22	200,000	209,272
2.75%, 03/19/23	200,000	209,711
3.75%, 01/22/24	200,000	218,931
		2,171,593
Sweden 0.2%
Svensk Exportkredit AB
1.63%, 09/12/21	200,000	203,101
3.13%, 11/08/21	250,000	259,710
2.38%, 03/09/22	300,000	310,307
1.63%, 11/14/22	200,000	205,632
2.88%, 03/14/23	250,000	266,484

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 12/12/23	300,000	312,637
0.63%, 05/14/25	225,000	225,027
		1,782,898
		26,320,084
U.S. 3.0%
Fannie Mae
2.75%, 06/22/21	1,300,000	1,335,302
1.25%, 08/17/21	28,000	28,369
1.38%, 10/07/21	400,000	406,498
2.63%, 01/11/22	2,050,000	2,130,514
1.88%, 04/05/22	500,000	515,625
2.25%, 04/12/22	2,500,000	2,596,137
2.38%, 01/19/23	1,250,000	1,320,650
0.25%, 05/22/23	3,000,000	2,994,840
2.88%, 09/12/23	800,000	868,356
1.75%, 07/02/24	500,000	528,035
1.63%, 01/07/25	500,000	526,315
0.63%, 04/22/25	1,000,000	1,005,465
Federal Farm Credit Banks Funding Corp.
1.95%, 11/02/21	500,000	511,300
Federal Home Loan Bank
1.88%, 07/07/21	3,000,000	3,056,475
1.13%, 07/14/21	2,950,000	2,981,594
2.38%, 09/10/21	250,000	256,668
3.00%, 10/12/21	1,900,000	1,973,112
1.88%, 11/29/21	1,000,000	1,025,425
1.63%, 12/20/21	3,500,000	3,578,050
2.50%, 02/13/24	1,800,000	1,943,874
1.50%, 08/15/24	200,000	209,408
0.50%, 04/14/25	500,000	500,688
Federal Home Loan Mortgage Corp.
1.50%, 02/12/25	200,000	209,320
Freddie Mac
1.13%, 08/12/21	3,900,000	3,943,894
2.38%, 01/13/22	528,000	546,646
2.75%, 06/19/23	2,100,000	2,259,106
		37,251,666
		63,571,750

Local Authority 0.7%
Foreign 0.7%
Canada 0.7%
Hydro-Quebec
8.40%, 01/15/22	100,000	112,907
Province of Alberta
2.20%, 07/26/22	250,000	258,562
3.35%, 11/01/23	323,000	351,529
2.95%, 01/23/24	200,000	215,851
1.88%, 11/13/24	350,000	365,493
1.00%, 05/20/25	200,000	200,749
Province of British Columbia
2.00%, 10/23/22	350,000	363,279
1.75%, 09/27/24	150,000	157,411
Province of Manitoba
2.13%, 05/04/22	100,000	103,084
2.10%, 09/06/22	100,000	103,516
2.60%, 04/16/24	250,000	268,544
3.05%, 05/14/24	100,000	109,143
Province of New Brunswick
2.50%, 12/12/22	100,000	104,622
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Province of Ontario
2.50%, 09/10/21	250,000	256,635
2.40%, 02/08/22	250,000	258,195
2.55%, 04/25/22	300,000	311,881
2.25%, 05/18/22	250,000	258,746
2.45%, 06/29/22	250,000	260,271
2.20%, 10/03/22	250,000	259,611
1.75%, 01/24/23	400,000	412,706
3.40%, 10/17/23	400,000	437,450
3.05%, 01/29/24	450,000	489,607
7.13%, 02/09/24	100,000	122,863
3.20%, 05/16/24	200,000	219,831
Province of Quebec
2.75%, 08/25/21	300,000	308,664
2.38%, 01/31/22	400,000	412,646
2.63%, 02/13/23	250,000	263,986
2.50%, 04/09/24	250,000	268,170
2.88%, 10/16/24	200,000	219,307
1.50%, 02/11/25	350,000	363,127
Province of Saskatchewan
8.50%, 07/15/22	25,000	29,142
		7,867,528
U.S. 0.0%
Illinois
4.95%, 06/01/23	109,091	110,127
State Board of Administration Finance Corp.
2.64%, 07/01/21	250,000	254,592
State of California
5.70%, 11/01/21	85,000	90,473
		455,192
		8,322,720

Sovereign 0.7%
Canada 0.1%
Canada Government International Bond
2.63%, 01/25/22	300,000	311,854
2.00%, 11/15/22	650,000	675,815
1.63%, 01/22/25	400,000	421,550
		1,409,219
Chile 0.0%
Chile Government International Bond
2.25%, 10/30/22	150,000	155,009
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	200,000	205,478
2.63%, 03/15/23 (a)	400,000	404,230
4.00%, 02/26/24 (a)	400,000	421,448
		1,031,156
Hungary 0.1%
Hungary Government International Bond
5.38%, 02/21/23	250,000	272,981
5.75%, 11/22/23	210,000	238,114
5.38%, 03/25/24	350,000	396,830
		907,925

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Indonesia 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	200,000	204,295
4.45%, 02/11/24	200,000	216,249
		420,544
Israel 0.0%
Israel Government International Bond
4.00%, 06/30/22	250,000	266,261
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	500,000	577,863
2.38%, 10/17/24	500,000	499,930
		1,077,793
Mexico 0.1%
Mexico Government International Bond
3.63%, 03/15/22	300,000	311,808
4.00%, 10/02/23	500,000	529,940
3.60%, 01/30/25	250,000	262,521
3.90%, 04/27/25 (a)	200,000	211,375
		1,315,644
Panama 0.0%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	216,528
3.75%, 03/16/25 (a)	200,000	214,918
		431,446
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	600,000	651,498
Poland 0.1%
Republic of Poland Government International Bond
5.00%, 03/23/22	400,000	429,688
3.00%, 03/17/23	250,000	263,460
4.00%, 01/22/24	400,000	442,336
		1,135,484
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	219,513
Uruguay 0.0%
Uruguay Government International Bond
8.00%, 11/18/22	51,000	55,890
4.50%, 08/14/24	150,000	162,599
		218,489
		9,239,981

Supranational* 3.4%
African Development Bank
1.25%, 07/26/21	164,000	165,829
2.38%, 09/23/21	350,000	359,468
1.63%, 09/16/22	250,000	257,296
2.13%, 11/16/22	250,000	260,813
0.75%, 04/03/23	375,000	379,155
3.00%, 09/20/23	350,000	379,881
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Asian Development Bank
1.75%, 06/08/21	300,000	304,493
2.13%, 11/24/21	500,000	513,570
2.00%, 02/16/22	900,000	926,050
1.88%, 02/18/22	100,000	102,698
0.63%, 04/07/22	100,000	100,600
1.88%, 07/19/22	1,000,000	1,033,405
1.88%, 08/10/22	100,000	103,398
1.75%, 09/13/22	400,000	412,986
1.63%, 01/24/23	300,000	310,136
2.75%, 03/17/23	550,000	586,704
2.63%, 01/30/24	450,000	486,580
1.50%, 10/18/24	400,000	418,196
2.00%, 01/22/25	200,000	213,755
0.63%, 04/29/25	750,000	753,705
Corp. Andina de Fomento
2.13%, 09/27/21	250,000	251,463
3.25%, 02/11/22	100,000	102,539
4.38%, 06/15/22	150,000	157,583
2.75%, 01/06/23	100,000	104,835
2.38%, 05/12/23	300,000	303,909
3.75%, 11/23/23	150,000	159,287
Council of Europe Development Bank
1.75%, 09/26/22	200,000	206,444
2.63%, 02/13/23	250,000	265,205
2.50%, 02/27/24	150,000	161,589
1.38%, 02/27/25	150,000	156,122
European Bank for Reconstruction & Development
1.88%, 07/15/21	200,000	203,556
1.50%, 11/02/21	350,000	355,924
2.75%, 03/07/23	150,000	159,810
1.63%, 09/27/24	150,000	157,331
1.50%, 02/13/25	150,000	156,940
0.50%, 05/19/25	250,000	249,983
European Investment Bank
1.38%, 09/15/21	550,000	557,807
2.13%, 10/15/21	805,000	825,205
2.88%, 12/15/21	450,000	467,906
2.25%, 03/15/22	850,000	880,064
2.63%, 05/20/22	450,000	470,727
2.38%, 06/15/22	800,000	834,160
1.38%, 09/06/22	500,000	512,197
2.00%, 12/15/22	750,000	782,111
2.50%, 03/15/23	400,000	424,172
1.38%, 05/15/23	250,000	257,755
2.88%, 08/15/23	550,000	594,379
3.13%, 12/14/23	500,000	548,530
3.25%, 01/29/24	650,000	717,805
2.63%, 03/15/24	700,000	759,237
2.25%, 06/24/24	450,000	483,707
2.50%, 10/15/24	200,000	217,795
1.88%, 02/10/25	450,000	479,513
1.63%, 03/14/25	650,000	684,967
Inter-American Development Bank
1.88%, 07/23/21	200,000	203,627
1.25%, 09/14/21	700,000	708,484
2.13%, 01/18/22	300,000	308,874
1.75%, 04/14/22	550,000	564,968
1.75%, 09/14/22	100,000	103,241
2.50%, 01/18/23	750,000	792,221
0.50%, 05/24/23	750,000	753,517
3.00%, 10/04/23	950,000	1,032,835
2.63%, 01/16/24	600,000	648,207
3.00%, 02/21/24	250,000	274,036
2.13%, 01/15/25	600,000	644,424
1.75%, 03/14/25	400,000	423,588
0.88%, 04/03/25	150,000	152,611

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Bank for Reconstruction & Development
2.25%, 06/24/21	300,000	306,293
2.75%, 07/23/21	600,000	616,905
1.38%, 09/20/21	1,050,000	1,064,905
2.00%, 01/26/22	950,000	976,885
1.63%, 02/10/22	600,000	613,548
2.13%, 07/01/22	500,000	519,022
1.88%, 10/07/22	450,000	466,295
2.13%, 02/13/23	150,000	157,262
1.75%, 04/19/23	250,000	260,238
1.88%, 06/19/23	200,000	209,339
3.00%, 09/27/23	750,000	815,584
2.50%, 03/19/24	550,000	594,247
1.50%, 08/28/24	550,000	574,500
2.50%, 11/25/24	700,000	763,458
1.63%, 01/15/25	500,000	525,785
2.13%, 03/03/25	100,000	107,702
0.75%, 03/11/25	450,000	455,409
0.63%, 04/22/25	1,000,000	1,005,795
International Finance Corp.
1.13%, 07/20/21	175,000	176,653
2.00%, 10/24/22	200,000	207,968
2.88%, 07/31/23	400,000	431,666
1.38%, 10/16/24	350,000	363,799
Nordic Investment Bank
1.25%, 08/02/21	300,000	303,222
2.25%, 09/30/21	200,000	205,168
0.38%, 05/19/23	200,000	200,227
2.25%, 05/21/24	400,000	428,764
The Asian Infrastructure Investment Bank
2.25%, 05/16/24	400,000	427,966
0.50%, 05/28/25	500,000	498,555
		41,607,068
Total Government Related
(Cost $119,276,882)		122,741,519
Security	Number of Shares	Value ($)
Other Investment Company 1.0% of net assets

Money Market Fund 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (i)	12,508,200	12,508,200
Total Other Investment Company
(Cost $12,508,200)		12,508,200
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	Variable-rate security.
(e)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(f)	Issuer is affiliated with the fund’s investment adviser.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,497,546 or 0.8% of net assets.
(h)	Guaranteed by the Republic of Germany.
(i)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended May 31, 2020:
	Market Value at 08/31/19	Gross Purchases*	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 05/31/20	Face Amount at 05/31/20	Interest Income Earned
Charles Schwab Corp., 3.25%, 05/21/21	$—	$151,801	($153,732)	$1,931	$—	$—	—	$2,288
Charles Schwab Corp., 2.65%, 01/25/23	—	76,416	—	—	2,510	78,926	75,000	293
Charles Schwab Corp., 3.55%, 02/01/24	—	108,762	—	—	66	108,828	100,000	89
Charles Schwab Corp., 4.20%, 03/24/25	—	106,330	—	—	7,785	114,115	100,000	677
Total	$—	$443,309	($153,732)	$1,931	$10,361	$301,869		$3,347
* Amount includes premiums and/or discounts.

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$321,471,957	$—	$321,471,957
Treasuries	—	768,600,080	—	768,600,080
Government Related[1]	—	122,741,519	—	122,741,519
Other Investment Company[1]	12,508,200	—	—	12,508,200
Total	$12,508,200	$1,212,813,556	$—	$1,225,321,756
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab Bond Funds
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89450MAY20